As filed with the Securities and Exchange Commission on August 24, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.0%
21,125,778	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	20,758,931
5,797,572	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	5,818,348
2,425,915	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	2,423,736
19,285,000	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	19,231,644
25,429,865	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	25,747,891
39,642,999	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	39,687,439
52,272,553	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	51,853,223
19,000,000	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	19,131,157
4,304,420	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	4,322,334
21,073,755	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	21,146,428
66,687	Citi Held For Asset Issuance, Series 2016-MF1-A	4.48%	^	08/15/2022	66,730
36,844,537	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	37,009,026
66,825,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	67,879,679
26,892,872	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	26,434,789
8,161,356	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	8,124,365
14,676,513	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	14,671,784
6,763,336	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	6,764,230
23,497,319	Consumer Installment Loan Trust, Series 2018-6-PT	8.43%	^	06/17/2041	23,591,637
21,000,000	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	20,755,818
41,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	40,628,249
16,447,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	16,510,172
11,345,222	Drive Auto Receivables Trust, Series 2018-2-A1	2.45%		05/15/2019	11,346,388
3,375,008	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥Þ	10/15/2019	3,375,841
12,356,002	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	12,285,039
15,626,252	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	15,400,017
63,793,329	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	64,628,957
6,918,702	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	6,982,607
9,111,000	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	9,194,694
8,000,000	Ford Credit Auto Lease Trust, Series 2017-A-A3	1.88%		04/15/2020	7,959,876
8,822,959	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	8,837,578
28,363,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	28,633,730
47,000,000	GM Financial Automobile Leasing Trust, Series 2018-1-A2A	2.39%		04/20/2020	46,866,172
42,011,578	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	41,742,451
9,605,254	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	9,716,603
23,149,163	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	23,835,828
63,321,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	63,587,697
91,145,833	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	92,483,945
186,843	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	186,728
11,000,000	Lendmark Funding Trust, Series 2017-2A-A	2.80%	^	05/20/2026	10,861,635
23,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	23,101,761
2,982,279	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	2,981,269
5,168,461	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	5,166,125
3,731,475	MarketPlace Loan Trust, Series 2016-LD1-A	5.25%	^	03/15/2022	3,747,308
9,754,903	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	9,734,740
5,559,214	Marlette Funding Trust, Series 2017-3A-A	2.36%	^	12/15/2024	5,537,793
16,322,698	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	16,278,951
22,384,410	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	22,473,562
28,500,000	Mosaic Solar Loan Trust, Series 2018-2-GS	4.20%	^	02/20/2044	28,643,640
37,852,199	Mosaic Solar Loans LLC, Series 2017-2A-A	3.82%	^	09/20/2042	37,636,824
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	22,280,661
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	30,403,623
216,817	OneMain Direct Auto Receivables Trust, Series 2016-1A-A	2.04%	^	01/15/2021	216,771
1,993,530	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	1,995,535
61,156,666	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	61,599,954
75,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	73,571,198
17,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	16,996,960
25,000,000	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	24,897,063
4,000,000	Progress Residential Trust, Series 2016-SFR2-D, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.59%	^	01/17/2034	4,025,062
5,127,086	Prosper Marketplace Issuance Trust Series, Series 2018-1A-A	3.11%	^	06/17/2024	5,128,940
21,408,427	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	20,827,809
22,000,000	Santander Drive Auto Receivables Trust, Series 2018-3-A1	2.45%		06/17/2019	22,001,104
25,764,588	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	25,513,290
39,732,717	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	40,516,684
2,946,778	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	2,941,683
19,454,690	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	19,370,317
18,750,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	18,607,564
8,017,075	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	8,012,794
27,432,483	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	27,418,698
13,901,952	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	13,828,558
10,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	9,850,140
9,029,031	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	8,989,720
8,768,719	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	8,766,564
14,075,371	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	13,917,924
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	19,574,298
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	12,743,301
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61%	^	02/25/2042	22,477,204
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83%	^	08/25/2047	17,999,348
67,519,335	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	67,356,823
14,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	13,931,646
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	70,615,188
40,584,766	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	41,005,427
3,561,294	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	3,590,579
37,000,000	STARR, Series 2018-1-A	4.09%	^	05/15/2043	36,941,614
4,517,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	4,485,392
4,895,611	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	4,868,943
25,350,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	25,280,564
45,000,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	45,252,315
3,553,263	Upstart Securitization Trust, Series 2017-2-A	2.51%	^	03/20/2025	3,546,732
18,039,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	18,061,664
20,250,000	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	20,422,024

Total Asset Backed Obligations (Cost $1,993,354,232)					1,995,617,047

Collateralized Loan Obligations - 5.2%
16,146,538	Acacia Ltd., Series 5A-A, (3 Month LIBOR USD + 0.38%)	1.56%	^	11/08/2039	15,847,827
10,000,000	Adams Mill Ltd., Series 2014-1A-C1R, (3 Month LIBOR USD + 2.35%)	4.70%	^	07/15/2026	10,014,926
14,980,000	AIMCO, Series 2014-AA-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	07/20/2026	14,999,658
68,250,000	AIMCO, Series 2015-AA-AR, (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.20%	^	01/15/2028	68,222,262
25,000,000	ALM LLC, Series 2016-19A-A1, (3 Month LIBOR USD + 1.55%)	3.90%	^	07/15/2028	25,102,845
18,760,000	Anchorage Capital Ltd., Series 2014-5RA-A, (3 Month LIBOR USD + 0.99%)	3.34%	^	01/15/2030	18,750,818
32,686,020	Apidos Ltd., Series 2013-16A-A1R, (3 Month LIBOR USD + 0.98%)	3.34%	^	01/19/2025	32,702,041
23,000,000	Apidos Ltd., Series 2015-20A-A1R, (3 Month LIBOR USD + 1.33%)	3.68%	^	01/16/2027	23,002,017
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R, (3 Month LIBOR USD + 1.52%, 1.52% Floor)	3.86%	^	11/15/2028	75,808,609
3,750,000	Babson Ltd., Series 2014-IIA-D, (3 Month LIBOR USD + 3.60%)	5.95%	^	10/17/2026	3,759,311
75,000,000	BlueMountain Ltd., Series 2012-2A-AR, (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.75%	^	11/20/2028	75,209,102
33,150,000	BlueMountain Ltd., Series 2013-1A-A1R, (3 Month LIBOR USD + 1.40%)	3.76%	^	01/20/2029	33,271,043
22,500,000	BlueMountain Ltd., Series 2016-2A-A2, (3 Month LIBOR USD + 2.00%)	4.33%	^	08/20/2028	23,012,591
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A, (3 Month LIBOR USD + 1.55%)	3.91%	^	01/20/2028	20,077,794
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A, (3 Month LIBOR USD + 2.25%)	4.61%	^	01/20/2028	8,052,402
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2, (3 Month LIBOR USD + 3.25%)	5.61%	^	01/20/2028	4,044,926
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A, (3 Month LIBOR USD + 1.65%)	4.01%	^	10/20/2028	43,982,423
50,000,000	CBAM Ltd., Series 2018-6A-A, (3 Month LIBOR USD + 0.94%)	0.00%	^	07/15/2031	49,995,469
11,000,000	Cent Ltd., Series 2014-21A-A1AR, (3 Month LIBOR USD + 1.21%)	3.58%	^	07/27/2026	11,003,840
7,250,000	Cent Ltd., Series 2014-22A-C, (3 Month LIBOR USD + 3.75%)	6.11%	^	11/07/2026	7,272,869
98,000,000	CVP Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.34%)	3.70%	^	07/20/2030	98,753,688
61,250,000	CVP Ltd., Series 2017-2A-A, (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.12%	^	01/20/2031	61,394,827
35,250,000	Elevation Ltd., Series 2014-2A-A1R, (3 Month LIBOR USD + 1.23%)	3.58%	^	10/15/2029	35,336,837
50,000,000	Galaxy Ltd., Series 2016-22A-A1, (3 Month LIBOR USD + 1.58%)	3.93%	^	07/16/2028	50,035,188
19,330,990	GLG Ore Hill Ltd., Series 2013-1A-A, (3 Month LIBOR USD + 1.12%)	3.47%	^	07/15/2025	19,351,136
46,000,000	Greywolf Ltd., Series 2018-1A-A1, (3 Month LIBOR USD + 1.03%)	3.54%	^	04/26/2031	45,997,602
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	04/28/2025	6,516,809
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D, (3 Month LIBOR USD + 5.00%)	7.36%	^	04/28/2025	1,695,356
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D, (3 Month LIBOR USD + 3.65%)	6.01%	^	10/22/2025	5,006,969
14,350,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A-A, (3 Month LIBOR USD + 1.39%)	3.75%	^	07/25/2027	14,407,756
85,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R, (3 Month LIBOR USD + 0.90%)	3.26%	^	10/18/2027	85,283,582
31,000,000	Harbourview Ltd., Series 7RA-A1, (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.27%	^	07/18/2031	30,894,116
39,000,000	Hildene Ltd., Series 2014-3A-AR, (3 Month LIBOR USD + 1.20%)	3.56%	^	10/20/2026	39,022,620
5,000,000	Hildene Ltd., Series 2015-4A-A1A, (3 Month LIBOR USD + 1.50%)	3.86%	^	07/23/2027	5,013,891
7,867,770	ICE Global Credit Ltd., Series 2013-1A-A1, (3 Month LIBOR USD + 1.75%, 1.75% Floor)	4.11%	^Þ	04/20/2024	7,882,399
30,702,923	Jamestown Ltd., Series 2013-3A-A1AR, (3 Month LIBOR USD + 1.14%)	3.49%	^	01/15/2026	30,735,158
37,266,284	Jamestown Ltd., Series 2014-4A-A1AR, (3 Month LIBOR USD + 0.69%)	3.04%	^	07/15/2026	37,132,244
20,000,000	Jamestown Ltd., Series 2016-9A-A1A, (3 Month LIBOR USD + 1.57%)	3.93%	^	10/20/2028	20,036,681
56,695,000	Jamestown Ltd., Series 2018-6RA-A1, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.60%	^	04/25/2030	56,678,195
20,000,000	KVK Ltd., Series 2013-1A-AR, (3 Month LIBOR USD + 0.90%)	3.25%	^	01/15/2028	20,003,170
22,200,000	LCM LP, Series 16A-AR, (3 Month LIBOR USD + 1.03%)	3.38%	^	07/15/2026	22,214,547
2,750,000	LCM LP, Series 16A-DR, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2026	2,756,824
20,000,000	Madison Park Funding Ltd., Series 2013-11A-AR, (3 Month LIBOR USD + 1.16%)	3.52%	^	07/23/2029	20,008,014
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR, (3 Month LIBOR USD + 3.45%)	5.82%	^	01/27/2026	5,509,346
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.81%	^	01/27/2026	5,012,453
24,000,000	Magnetite Ltd., Series 2015-12A-AR, (3 Month LIBOR USD + 1.33%)	3.68%	^	04/15/2027	24,014,742
64,500,000	Marathon Ltd., Series 2013-5A-A1R, (3 Month LIBOR USD + 0.87%)	3.20%	^	11/21/2027	64,380,798
41,000,000	Marathon Ltd., Series 2014-7A-A1R, (3 Month LIBOR USD + 1.32%)	3.68%	^	10/28/2025	41,030,771
75,000,000	Midocean Credit, Series 2017-7A-A1, (3 Month LIBOR USD + 1.32%)	3.67%	^	07/15/2029	75,164,077
60,500,000	MP Ltd., Series 2013-1A-AR, (3 Month LIBOR USD + 1.25%)	3.61%	^	10/20/2030	60,704,407
52,000,000	MP Ltd., Series 2013-2A-ARR, (3 Month LIBOR USD + 1.28%)	3.64%	^	07/25/2029	52,114,416
40,000,000	MP Ltd., Series 2015-2A-AR, (3 Month LIBOR USD + 0.91%)	3.27%	^	10/28/2027	39,943,800
30,000,000	Nassau Ltd., Series 2018-IA-A, (3 Month LIBOR USD + 1.15%)	3.69%	^	07/15/2031	30,007,434
2,250,000	Neuberger Berman Ltd., Series 2017-16SA-A, (3 Month LIBOR USD + 0.85%)	3.20%	^	01/15/2028	2,247,002
9,307,487	NewMark Capital Funding Ltd., Series 2013-1A-A2, (3 Month LIBOR USD + 1.12%)	3.44%	^	06/02/2025	9,318,375
19,500,000	Northwoods Capital Ltd., Series 2017-16A-A, (3 Month LIBOR USD + 1.27%)	3.61%	^	11/15/2030	19,495,190
39,250,000	Northwoods Capital Ltd., Series 2018-11BA-A1, (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.46%	^	04/19/2031	39,189,383
50,000,000	Ocean Trails, Series 2014-5A-A2R, (3 Month LIBOR USD + 1.22%)	3.56%	^	10/13/2026	50,066,122
36,000,000	OCP Ltd., Series 2015-9A-A1R, (3 Month LIBOR USD + 0.80%)	3.15%	^	07/15/2027	35,977,593
60,650,000	OCP Ltd., Series 2016-12A-A1, (3 Month LIBOR USD + 1.57%)	3.93%	^	10/18/2028	60,796,871
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C, (3 Month LIBOR USD + 3.65%)	6.01%	^	11/14/2026	5,519,822
5,550,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R, (3 Month LIBOR USD + 0.90%)	3.23%	^	05/21/2027	5,548,622
20,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.14%)	3.47%	^	11/18/2026	20,007,760
25,000,000	OFSI Fund Ltd., Series 2018-1A-A, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	0.00%	^	07/15/2031	25,000,000
36,297,715	Palmer Square Loan Funding Ltd., Series 2017-1A-A1, (3 Month LIBOR USD + 0.74%)	3.09%	^	10/15/2025	36,276,424
35,000,000	Regatta Funding Ltd., Series 2016-1A-A1, (3 Month LIBOR USD + 1.52%)	3.84%	^	12/20/2028	35,105,651
25,500,000	Rockford Tower Ltd., Series 2017-3A-A, (3 Month LIBOR USD + 1.19%)	3.15%	^	10/20/2030	25,530,376
39,000,000	Rockford Tower Ltd., Series 2018-1A-A, (3 Month LIBOR USD + 1.10%)	3.36%	^	05/20/2031	38,997,941
24,590,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.20%)	3.56%	^	10/30/2026	24,618,330
50,000,000	Sounds Point Ltd., Series 2018-4R-A, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.65%	^	04/18/2031	50,060,220
30,000,000	Steele Creek Ltd., Series 2014-1RA-A, (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.41%	^	04/21/2031	29,805,649
20,000,000	Steele Creek Ltd., Series 2015-1A-AR, (3 Month LIBOR USD + 1.26%)	3.59%	^	05/21/2029	20,114,610
34,000,000	Steele Creek Ltd., Series 2016-1A-AR, (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.46%	^	06/15/2031	33,999,486
17,000,000	TCI-Cent Ltd., Series 2016-1A-A1, (3 Month LIBOR USD + 1.52%)	3.89%	^	12/21/2029	17,276,430
10,000,000	TCI-Cent Ltd., Series 2016-1A-A2, (3 Month LIBOR USD + 2.20%)	4.57%	^	12/21/2029	10,086,876
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A, (3 Month LIBOR USD + 1.55%)	3.90%	^	07/17/2028	30,119,480
1,500,000	TCI-Flatiron Ltd., Series 2016-1A-B, (3 Month LIBOR USD + 2.20%)	4.55%	^	07/17/2028	1,509,565
62,945,000	Venture Ltd., Series 2015-20A-AR, (3 Month LIBOR USD + 0.82%)	3.17%	^	04/15/2027	62,647,003
13,000,000	Venture Ltd., Series 2016-23A-A, (3 Month LIBOR USD + 1.65%)	4.01%	^	07/19/2028	12,999,912
30,500,000	Vibrant Ltd., Series 2016-5A-A, (3 Month LIBOR USD + 1.55%)	3.91%	^	01/20/2029	30,703,311
35,000,000	Voya Ltd., Series 2014-4A-A1R, (3 Month LIBOR USD + 0.95%)	3.30%	^	10/14/2026	34,999,834
25,000,000	Wellfleet Ltd., Series 2017-2A-A1, (3 Month LIBOR USD + 1.25%)	3.61%	^	10/20/2029	25,045,794
10,000,000	WhiteHorse Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 0.90%)	3.26%	^	05/01/2026	9,991,016
17,000,000	WhiteHorse Ltd., Series 2015-10A-A1R, (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.01%	^	04/17/2027	17,009,686
40,000,000	Wind River Ltd., Series 2014-2A-AR, (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.49%	^	01/15/2031	40,060,131
45,000,000	Wind River Ltd., Series 2016-2A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	11/01/2028	45,152,784
10,000,000	York Ltd., Series 2016-2A-A, (3 Month LIBOR USD + 1.63%)	3.99%	^	01/20/2030	10,081,496
30,000,000	Zais Ltd., Series 2014-2A-A1AR, (3 Month LIBOR USD + 1.20%)	3.56%	^	07/25/2026	30,041,203
2,500,000	Zais Ltd., Series 2016-2A-A1, (3 Month LIBOR USD + 1.53%)	3.88%	^	10/15/2028	2,504,846

Total Collateralized Loan Obligations (Cost $2,619,127,706)					2,626,077,420

Non-Agency Commercial Mortgage Backed Obligations - 7.0%
10,139,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/15/2035	9,478,064
7,727,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/15/2035	7,069,177
3,500,000	Arbor Realty Ltd., Series 2017-FL2-AS, (1 Month LIBOR USD + 1.25%)	3.32%	^	08/15/2027	3,528,959
5,500,000	Arbor Realty Ltd., Series 2017-FL2-B, (1 Month LIBOR USD + 1.55%)	3.62%	^	08/15/2027	5,513,777
18,093,000	Arbor Realty Ltd., Series 2018-FL1-B, (1 Month LIBOR USD + 1.15%)	3.06%	^	06/15/2028	18,153,593
2,602,000	AREIT Trust, Series 2018-CRE1-AS, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	02/15/2035	2,605,903
1,706,000	AREIT Trust, Series 2018-CRE1-B, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.72%	^	02/15/2035	1,713,460
3,483,290	Ashford Hospitality Trust, Series 2018-ASHF-A, (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.97%	^	04/15/2035	3,485,869
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	11,003,237
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.93%	^	06/15/2035	29,297,354
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.26%	^	06/15/2035	28,949,117
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	13,752,265
43,903,842	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	439
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.51%	#	09/15/2048	4,103,797
58,268,898	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	1.01%	#I/O	09/15/2048	2,817,400
66,641,698	Banc of America Commercial Mortgage Trust, Series 2016-UB10-XA	2.15%	#I/O	07/15/2049	6,698,317
40,052,457	BANK, Series 2017-BNK4-XA	1.61%	#I/O	05/15/2050	3,619,228
191,666,810	BANK, Series 2017-BNK5-XA	1.24%	#I/O	06/15/2060	13,037,675
1,750,000	BANK, Series 2018-BN10-AS	3.90%		02/15/2061	1,742,733
152,892,047	BANK, Series 2018-BN10-XA	0.90%	#I/O	02/15/2061	8,740,273
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	27,195,602
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C, (1 Month LIBOR USD + 1.20%)	3.27%	^	08/15/2036	12,101,724
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D, (1 Month LIBOR USD + 1.70%)	3.77%	^	08/15/2036	13,792,119
29,711,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E, (1 Month LIBOR USD + 2.50%)	4.57%	^	08/15/2036	29,852,044
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F, (1 Month LIBOR USD + 3.50%)	5.57%	^	08/15/2036	30,411,980
14,259,000	BBCMS Mortgage Trust, Series 2017-GLKS-E, (1 Month LIBOR USD + 2.85%, 2.75% Floor)	4.92%	^	11/15/2034	14,278,426
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,133,102
33,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A, (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.89%	^	06/15/2035	33,711,652
8,643,000	Bsprt Issuer Ltd., Series 2017-FL2-A, (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.89%	^	10/15/2034	8,655,277
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-AS, (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.17%	^	10/15/2034	3,032,673
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-B, (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.47%	^	10/15/2034	3,033,192
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D, (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.39%	^	03/15/2037	6,642,351
18,462,782	BX Trust, Series 2017-APPL-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.12%	^	07/15/2034	18,557,455
31,755,261	BX Trust, Series 2017-APPL-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	07/15/2034	32,009,481
7,369,000	BX Trust, Series 2017-IMC-D, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	10/15/2032	7,391,903
12,055,000	BX Trust, Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.32%	^	10/15/2032	12,117,351
41,842,000	BX Trust, Series 2017-SLCT-D, (1 Month LIBOR USD + 2.05%)	4.12%	^	07/15/2034	41,933,651
75,275,000	BX Trust, Series 2017-SLCT-E, (1 Month LIBOR USD + 3.15%)	5.22%	^	07/15/2034	75,675,538
20,102,000	BX Trust, Series 2018-BILT-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2030	20,097,827
35,415,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/15/2037	35,313,883
8,634,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.32%	^	05/15/2035	8,665,124
4,437,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.87%	^	05/15/2035	4,447,589
53,522,000	BX Trust, Series 2018-GW-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2035	53,648,761
2,447,000	BX Trust, Series 2018-GW-D, (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.67%	^	05/15/2035	2,450,376
16,882,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/15/2035	16,771,754
50,128,070	CD Mortgage Trust, Series 2017-CD6-XA	1.12%	#I/O	11/13/2050	3,138,869
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.04%	#	05/10/2058	7,252,466
100,450,520	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.90%	#I/O	05/10/2058	10,147,542
45,319,744	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.83%	#I/O	06/15/2050	4,692,266
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	3,184,092
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	3,191,355
1,877,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	1,931,899
5,436,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	07/15/2032	5,448,411
7,611,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E, (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.22%	^	07/15/2032	7,606,909
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/15/2036	44,076,793
24,582,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	24,824,846
4,861,747	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	4,854,991
211,608,433	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.97%	#^I/O	09/10/2045	12,257,778
189,631,888	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.35%	#I/O	03/10/2047	8,613,042
98,778,745	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.38%	#I/O	05/10/2047	5,233,565
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,062,527
192,431,206	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.18%	#I/O	10/10/2047	10,003,883
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,164,819
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	7,123,416
216,171,562	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.54%	#I/O	02/10/2048	15,154,556
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.72%	#	09/10/2058	14,002,899
177,699,631	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.10%	#I/O	09/10/2058	8,953,591
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	20,182,674
151,483,007	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.09%	#I/O	05/10/2049	17,171,129
217,408,801	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.48%	#I/O	02/10/2049	16,479,152
114,156,159	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	10,943,534
78,724,500	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.16%	#I/O	07/10/2049	9,129,295
38,090,395	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.69%	#I/O	10/10/2049	3,350,054
119,512,078	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/14/2050	8,986,794
86,283,000	Citigroup Mortgage Loan Trust, Inc., Series 2016-GC37-XA	1.96%	#I/O	04/10/2049	9,115,066
13,806,000	CLNS Trust, Series 2017-IKPR-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.10%	^	06/11/2032	13,839,239
88,477,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	88,962,075
28,027,000	CLNS Trust, Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.55%	^	06/11/2032	28,277,472
6,533,061	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	6,562,204
34,234,000	Cold Storage Trust, Series 2017-ICE3-A, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	04/15/2036	34,415,012
41,768,000	Cold Storage Trust, Series 2017-ICE3-C, (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.42%	^	04/15/2036	41,964,594
32,954,571	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.82%	#I/O	08/15/2045	1,820,898
145,356,189	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.04%	#I/O	10/15/2045	9,509,100
121,806,777	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.38%	#^I/O	12/10/2044	6,918,089
162,651,040	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.95%	#I/O	08/10/2046	4,681,064
224,106,752	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.43%	#I/O	10/10/2046	9,943,572
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	4.90%	#	11/10/2046	857,055
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.87%	#	08/10/2047	9,785,719
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,225,018
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	30,126,102
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	71,322,982
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,237,723
118,477,850	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.45%	#I/O	06/10/2047	5,595,804
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.98%	#^	02/10/2034	8,207,185
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	17,557,669
219,609,321	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.12%	#I/O	03/10/2048	9,471,135
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.39%	#	05/10/2048	7,607,171
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.64%	#	10/10/2048	9,330,935
90,064,728	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.18%	#I/O	10/10/2048	4,966,691
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.50%	#	02/10/2048	8,453,269
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	11,328,102
398,791,013	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.28%	#I/O	02/10/2048	19,747,613
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	30,360,710
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	19,576,370
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	4.34%	#^	10/10/2029	1,570,134
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	4.13%	#^	10/10/2029	5,161,887
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/15/2037	4,820,950
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.44%	#	04/15/2050	4,557,453
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,361,221
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.50%	#	08/15/2048	21,806,999
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/15/2048	9,738,071
315,309,084	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	1.07%	#I/O	11/15/2048	15,574,913
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.54%	#	11/15/2049	1,970,384
188,216,505	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.40%	#I/O	06/15/2050	13,928,266
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.25%	#	11/15/2050	5,369,391
91,915,387	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.87%	#I/O	11/15/2050	4,823,186
7,185,000	CSMC Mortgage Securities Trust, Series 2017-HD-B, (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.42%	^	02/15/2031	7,187,982
3,450,000	CSMC Mortgage Securities Trust, Series 2017-HD-C, (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.77%	^	02/15/2031	3,450,705
7,444,000	CSMC Mortgage Securities Trust, Series 2017-HD-D, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.57%	^	02/15/2031	7,462,229
7,050,000	CSMC Trust, Series 2017-CALI-E	3.90%	#^	11/10/2032	6,572,877
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90%	#^	11/10/2032	5,496,529
12,164,000	CSMC Trust, Series 2017-CHOP-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	07/15/2032	12,190,325
21,321,000	CSMC Trust, Series 2017-CHOP-E, (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.37%	^	07/15/2032	21,433,357
74,654,000	DBGS Mortgage Trust, Series 2018-BIOD-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2035	74,653,477
105,496,849	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.26%	#^I/O	07/10/2044	2,643,941
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.27%	#^	05/10/2044	3,079,217
124,050,732	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.64%	#I/O	05/10/2049	10,767,914
4,709,890	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,674,342
47,634,000	GPMT Ltd., Series 2018-FL1-A, (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.98%	^	11/21/2035	47,616,185
15,417,000	Great Wolf Trust, Series 2017-WOLF-D, (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.32%	^	09/15/2034	15,475,352
31,606,000	Great Wolf Trust, Series 2017-WOLF-E, (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.32%	^	09/15/2034	31,800,219
16,823,000	Great Wolf Trust, Series 2017-WOLF-F, (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.29%	^	09/15/2034	16,944,183
4,210,008	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.95%	#	07/10/2038	4,261,196
18,597,333	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.82%	#^I/O	03/10/2044	272,656
25,519,052	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.69%	#I/O	02/10/2046	1,410,469
32,062,242	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	#I/O	04/10/2047	1,388,949
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	61,148,920
283,924,714	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.27%	#I/O	02/10/2048	13,347,301
247,188,651	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.99%	#I/O	07/10/2048	10,512,538
173,052,250	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.50%	#I/O	10/10/2048	12,247,271
207,541,707	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.60%	#I/O	03/10/2051	7,466,105
95,959,276	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.14%	#^I/O	01/10/2045	5,320,261
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.47%	#	02/10/2048	3,383,808
68,551,589	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.96%	#I/O	11/10/2048	3,288,954
55,558,898	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	5,129,259
357,889,593	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.40%	#I/O	10/10/2049	27,691,314
69,860,230	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.71%	#I/O	11/10/2049	2,388,319
191,029,190	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.29%	#I/O	08/10/2050	15,001,064
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.50%	#I/O	08/10/2050	2,824,429
1,885,718	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.99%	#^I/O	01/12/2037	21,117
3,206,930	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-AJ	4.99%	#	09/12/2037	3,248,063
2,089,672	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.04%	#^I/O	10/15/2042	4
2,839,095	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	4,439
16,315,160	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	16,329,343
5,218,273	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.11%	#	02/15/2051	5,208,170
7,053,742	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	7,058,016
6,881,588	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	6,866,462
31,936,088	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.46%	#I/O	06/12/2047	28,254
71,683,936	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	717
154,883,155	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.75%	#I/O	05/15/2045	7,813,282
332,294,137	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.95%	#I/O	10/15/2045	19,827,692
119,300,882	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	4,953,886
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,418,419
79,404,972	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.29%	#I/O	01/15/2049	3,947,515
7,271,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	06/15/2032	7,277,279
5,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	06/15/2032	5,509,090
17,779,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	06/15/2032	17,736,135
325,375,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-XCP	0.71%	#^I/O	04/15/2019	633,082
1,361,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.30%	^	07/15/2034	1,363,676
1,285,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.00%	^	07/15/2034	1,290,026
3,198,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E, (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.00%	^	07/15/2034	3,216,847
4,506,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F, (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.80%	^	07/15/2034	4,538,174
74,265,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.00%	^	06/15/2032	74,370,531
6,546,928	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.16%	#	06/15/2049	6,612,003
1,361,442	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,362,778
18,205,537	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	10/15/2034	18,232,103
10,277,478	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.82%	^	10/15/2034	10,302,763
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	4,733,747
6,678,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-A, (1 Month LIBOR USD + 0.80%, 0.84% Floor)	2.87%	^	02/15/2035	6,670,141
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B, (1 Month LIBOR USD + 1.10%, 1.14% Floor)	3.17%	^	02/15/2035	6,948,096
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C, (1 Month LIBOR USD + 1.30%, 1.34% Floor)	3.37%	^	02/15/2035	904,528
1,462,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-D, (1 Month LIBOR USD + 2.05%, 1.84% Floor)	4.12%	^	02/15/2035	1,462,276
95,387,390	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.10%	#I/O	02/15/2047	3,634,708
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	3,364,044
56,244,838	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	1.05%	#I/O	09/15/2047	2,371,350
216,714,026	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.10%	#I/O	11/15/2047	9,075,333
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	31,946,371
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	6,393,973
248,292,083	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.26%	#I/O	01/15/2048	10,805,498
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.48%	#	02/15/2048	11,756,417
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	9,201,967
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.38%	#	10/15/2048	14,600,136
43,398,973	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.29%	#I/O	10/15/2048	2,033,511
60,712,385	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	#I/O	05/15/2048	1,960,172
166,764,095	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.77%	#I/O	07/15/2048	4,887,055
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	27,176,281
97,296,927	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.61%	#I/O	11/15/2048	5,260,135
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	17,701,192
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	32,723,488
148,127,351	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.85%	#I/O	06/15/2049	12,442,446
170,051,232	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.17%	#I/O	03/15/2050	11,038,553
9,900,989	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	4,771
31,939,000	LoanCore Issuer Ltd., Series 2018-CRE1-AS, (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.57%	^	05/15/2028	32,049,650
22,591,612	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	1,086,239
61,018,931	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.60%	#I/O	11/15/2026	490,275
864,144	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	869,077
6,000,611	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	6,007,221
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	9,335,311
189,676,981	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.99%	#I/O	10/15/2046	4,555,605
34,143,220	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.52%	#I/O	02/15/2046	1,754,910
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	11,318,990
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	44,840,564
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,050,921
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,094,765
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	5,368,139
240,219,663	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.52%	#I/O	02/15/2048	14,991,797
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	10,233,628
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	8,483,189
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	18,735,976
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,210,670
174,454,347	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.43%	#I/O	01/15/2049	12,182,862
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.46%	#	11/15/2049	2,250,744
52,639,557	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.60%	#I/O	05/15/2050	4,377,548
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	12,200,882
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	17,939,466
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	13,679,526
35,481,303	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.69%	#^I/O	11/12/2041	958
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	2,524,463
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	2,269,767
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	12,222,645
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.82%	#^	08/11/2033	10,743,563
27,323,429	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.08%	#I/O	12/15/2048	1,493,835
148,954,634	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.61%	#I/O	06/15/2050	13,164,625
4,434,748	Motel 6 Trust, Series 2017-MTL6-A, (1 Month LIBOR USD + 0.92%, 0.92% Floor)	2.99%	^	08/15/2034	4,440,742
15,588,500	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.87%	^	06/15/2035	15,627,471
1,490,672	PFP Ltd., Series 2017-3-A, (1 Month LIBOR USD + 1.05%)	3.12%	^	01/14/2035	1,493,785
2,270,000	PFP Ltd., Series 2017-3-AS, (1 Month LIBOR USD + 1.30%)	3.37%	^	01/14/2035	2,276,454
1,306,000	PFP Ltd., Series 2017-3-B, (1 Month LIBOR USD + 1.75%)	3.82%	^	01/14/2035	1,312,057
1,360,000	PFP Ltd., Series 2017-3-C, (1 Month LIBOR USD + 2.50%)	4.57%	^	01/14/2035	1,369,738
4,215,737	RAIT Trust, Series 2017-FL7-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.02%	^	06/15/2037	4,218,461
1,243,000	RAIT Trust, Series 2017-FL7-AS, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.37%	^	06/15/2037	1,243,468
12,447,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A, (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.02%	^	06/15/2033	12,466,258
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B, (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.32%	^	06/15/2033	15,748,910
8,667,773	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.23%	^	11/11/2034	8,698,927
1,513,767	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	1,519,036
95,157,061	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.77%	#I/O	06/15/2050	9,922,750
12,866,716	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.28%	#I/O	08/15/2050	949,857
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	2,797,759
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	8,382,690
44,017,693	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.07%	#I/O	03/15/2051	3,080,367
83,130,640	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.05%	#^I/O	08/10/2049	5,376,566
1,255,121	VSD LLC, Series 2017-PLT1-A1	3.60%	^	12/25/2043	1,254,271
28,884,284	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	29,131,382
6,480,329	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.21%	#	02/15/2051	6,599,205
81,345,561	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	79,388,769
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	37,903,331
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,332,883
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,011,010
435,199,505	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.42%	#I/O	02/15/2048	27,051,740
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,084,559
251,436,532	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.05%	#I/O	02/15/2048	11,793,756
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	9,670,851
142,252,680	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.24%	#I/O	11/15/2048	8,571,577
273,484,372	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.52%	#I/O	04/15/2050	16,953,159
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	11,831,593
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	1,795,242
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,474,405
129,823,032	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.15%	#I/O	12/15/2048	6,814,346
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	11,278,867
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.20%	#	06/15/2049	8,854,127
159,384,387	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.29%	#I/O	09/15/2050	12,353,756
50,857,885	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.05%	#I/O	12/15/2050	3,459,801
12,048,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C, (1 Month LIBOR USD + 1.20%, 1.20% Floor)	3.40%	^	12/15/2034	12,058,070
7,229,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.85%	^	12/15/2034	7,240,092
22,851,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.45%	^	12/15/2034	22,888,476
169,014,204	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.87%	#I/O	03/15/2051	9,112,959
59,004,847	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.51%	#^I/O	06/15/2044	575,999
83,671,681	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.27%	#^I/O	04/15/2045	4,916,891
98,244,251	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.01%	#^I/O	08/15/2045	5,949,741
41,453,831	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.05%	#^I/O	11/15/2045	2,750,938
158,402,189	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.98%	#I/O	12/15/2046	4,364,234
174,583,029	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.27%	#I/O	03/15/2047	7,638,339
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	55,220,187
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.47%	#	11/15/2047	7,798,827
200,124,765	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	1.05%	#I/O	11/15/2047	8,345,643
138,536,176	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.79%	#I/O	11/15/2049	12,579,514

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,683,605,178)					3,464,142,461

Non-Agency Residential Collateralized Mortgage Obligations - 25.7%
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1, (1 Month LIBOR USD + 0.40%, 0.40% Floor)	2.49%		12/25/2035	9,711,940
90,317,573	Accredited Mortgage Loan Trust, Series 2006-2-A4, (1 Month LIBOR USD + 0.26%, 0.26% Floor)	2.35%		09/25/2036	88,226,269
14,323,060	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B, (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.21%		01/25/2037	10,584,890
3,843,934	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.37%	#	01/25/2036	3,676,200
39,187,800	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.44%	#	02/25/2036	33,143,952
5,466,565	Adjustable Rate Mortgage Trust, Series 2005-2-6M2, (1 Month LIBOR USD + 0.98%, 0.48% Floor, 11.00% Cap)	3.07%		06/25/2035	5,339,532
1,700,256	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.20%	#	10/25/2035	1,514,785
20,910,342	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.10%	#	03/25/2036	17,413,959
14,648,883	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.89%	#	05/25/2036	13,700,967
17,410,719	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	5.27%	#	05/25/2036	11,902,337
17,383,134	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.97%	#	03/25/2037	15,886,214
3,049,969	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.77%	#^	11/25/2037	3,157,923
268,609	Aegis Asset Backed Securities Trust, Series 2003-2-M2, (1 Month LIBOR USD + 2.55%, 1.70% Floor)	4.64%		11/25/2033	267,280
1,513,060	Aegis Asset Backed Securities Trust, Series 2004-1-M2, (1 Month LIBOR USD + 2.03%, 1.35% Floor)	4.12%		04/25/2034	1,464,312
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2, (1 Month LIBOR USD + 1.95%, 1.30% Floor)	4.04%		06/25/2034	599,752
13,726,711	Aegis Asset Backed Securities Trust, Series 2004-6-M2, (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	3.09%		03/25/2035	12,842,218
76,142,501	Ajax Master Trust, Series 2016-1-PC	0.00%	#^¥	01/01/2057	68,590,338
82,413,174	Ajax Master Trust, Series 2016-2-PC	0.00%	#^¥	10/25/2056	65,633,539
96,609,684	Ajax Master Trust, Series 2017-1-PC	0.00%	#^	06/25/2057	85,451,304
46,735,584	Ajax Mortgage Loan Trust, Series 2016-A-A	4.25%	^§	08/25/2064	47,351,242
9,628,829	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	^§	10/25/2057	9,675,419
66,904,368	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	65,917,535
11,301,754	Alternative Loan, Series 2007-15CB-A5	5.75%		07/25/2037	10,091,747
64,363,512	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	62,677,593
16,872,937	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	13,465,386
12,369,117	Alternative Loan Trust, Series 2006-41CB-1A15, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	01/25/2037	1,886,579
12,369,117	Alternative Loan Trust, Series 2006-41CB-1A2, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		01/25/2037	8,638,291
7,964,789	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	7,112,050
25,116,092	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	20,624,486
8,286,436	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	6,520,848
8,047,370	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	7,049,219
74,127,271	Alternative Loan Trust, Series 2007-HY4-4A1	3.75%	#	06/25/2047	69,283,210
103,765,335	Alternative Loan Trust, Series 2007-HY9-A2, (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.36%		08/25/2047	90,470,827
989,974	American Home Mortgage Investment Trust, Series 2005-1-7A2, (6 Month LIBOR USD + 2.00%, 2.00% Floor, 11.00% Cap)	4.50%		06/25/2045	998,060
6,981,851	American Home Mortgage Investment Trust, Series 2005-4-3A1, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	2.39%		11/25/2045	6,316,458
26,697,988	American Home Mortgage Investment Trust, Series 2005-4-5A, (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	4.22%		11/25/2045	20,706,412
2,271,087	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	905,192
7,953,279	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	#^	01/25/2037	3,700,975
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.50%	ß	05/25/2034	6,953,644
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2, (1 Month LIBOR USD + 1.02%, 0.68% Floor)	3.11%		09/25/2034	16,445,888
10,318,972	Amortizing Residential Collateral Trust, Series 2002-BC7-M1, (1 Month LIBOR USD + 1.20%, 0.80% Floor)	3.29%		10/25/2032	8,906,593
33,158,437	Angel Oak Mortgage Trust, Series 2018-1-A	3.26%	#^	04/27/2048	33,233,786
136,839	Argent Securities, Inc., Series 2004-W6-M1, (1 Month LIBOR USD + 0.83%, 0.55% Floor)	2.92%		05/25/2034	136,817
2,512,402	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1, (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.07%		11/25/2033	2,489,257
665,453	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2, (1 Month LIBOR USD + 1.68%, 1.12% Floor)	3.77%		06/25/2034	662,958
33,954,730	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%		11/25/2036	31,437,740
13,357,702	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	13,550,902
2,004,358	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,921,704
7,264,674	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	7,272,892
2,599,222	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	2,557,234
3,956,847	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	3,956,246
2,547,782	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	2,462,328
1,613,429	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,621,257
7,794,816	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	7,809,864
4,045,932	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	4,000,966
4,895,506	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	4,391,543
4,010,688	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	3,710,478
1,233,019	Banc of America Alternative Loan Trust, Series 2006-5-CB14, (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	1,142,674
2,780,141	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,501,698
12,463,325	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	7,414,158
3,895,345	Banc of America Alternative Loan Trust, Series 2006-8-1A1, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.41%	I/FI/O	11/25/2036	499,434
1,388,278	Banc of America Alternative Loan Trust, Series 2006-8-1A2, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		11/25/2036	1,162,310
6,626,762	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	5,986,706
919,658	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	854,292
7,097,540	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	7,141,128
215,752	Banc of America Funding Corporation, Series 2006-2-4A1, (-3 x 1 Month LIBOR USD + 22.80%)	16.53%	I/F	03/25/2036	269,824
749,836	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	737,043
4,453,743	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	4,298,021
699,676	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	707,417
5,375,002	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	5,220,996
1,567,748	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	ß	10/25/2036	1,453,748
7,389,270	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	ß	10/25/2036	6,845,711
1,559,892	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	ß	10/25/2036	1,435,247
698,787	Banc of America Funding Corporation, Series 2006-B-7A1	3.77%	#	03/20/2036	659,458
9,736,811	Banc of America Funding Corporation, Series 2006-D-6A1	3.69%	#	05/20/2036	9,046,166
540,979	Banc of America Funding Corporation, Series 2006-G-2A1, (1 Month LIBOR USD + 0.22%, 0.22% Floor, 10.50% Cap)	2.30%		07/20/2036	539,522
349,498	Banc of America Funding Corporation, Series 2006-H-3A1	3.56%	#	09/20/2046	326,372
1,063,506	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	ß	01/25/2037	984,143
1,522,801	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,362,398
2,539,508	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,252,788
2,613,983	Banc of America Funding Corporation, Series 2009-R14A-3A, (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	11.72%	^I/F	06/26/2035	2,831,966
4,140,405	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	4,072,689
1,507,619	Banc of America Funding Corporation, Series 2010-R1-3A, (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	11.25%	^I/F	07/26/2036	1,602,432
381,126	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	3.30%	#	12/25/2034	380,378
3,218,064	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	3,209,007
360,731	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	336,707
18,878,121	BankUnited Trust, Series 2005-1-2A1	3.79%	#	09/25/2045	18,336,201
73,114,666	Bayview Opportunity Master Fund Trust, Series 2018-RN2-A1	3.60%	^§	02/25/2033	73,028,866
58,152,944	Bayview Opportunity Master Fund Trust, Series 2018-RN4-A1	3.62%	^§	03/28/2033	58,166,389
41,345,868	Bayview Opportunity Master Fund Trust, Series 2018-SBR1-A1	3.72%	^§	02/28/2033	41,303,807
23,111,914	Bayview Opportunity Master Fund Trust, Series 2018-SBR3-A1	4.09%	^§	05/28/2033	23,164,427
3,230,952	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,750,086
3,497,913	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	2,939,353
11,370,262	BCAP LLC Trust, Series 2008-RR3-A1B	6.66%	#^	10/25/2036	7,098,680
3,531,925	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	3,185,344
8,513,095	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^Þ	08/26/2037	8,502,499
4,823,540	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	3,935,055
3,368,212	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	3,580,181
3,293,355	BCAP LLC Trust, Series 2010-RR12-3A15	6.00%	#^	08/26/2037	3,333,846
724,355	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	729,815
5,974,227	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.00%	#	02/25/2036	5,631,095
6,314,781	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.73%	#	10/25/2046	5,868,543
7,767,743	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.87%	#	02/25/2047	7,734,663
3,599,905	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.68%	#	02/25/2047	3,199,559
2,752,610	Bear Stearns Alt-A Trust, Series 2004-11-2A3	3.75%	#	11/25/2034	2,726,601
11,931,922	Bear Stearns Alt-A Trust, Series 2006-1-11A1, (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	2.57%		02/25/2036	11,425,136
24,385,442	Bear Stearns Alt-A Trust, Series 2006-3-21A1	3.54%	#	05/25/2036	19,972,382
9,660,002	Bear Stearns Alt-A Trust, Series 2006-5-1A1, (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	2.43%		08/25/2036	7,525,381
11,356,857	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.58%	#	11/25/2036	10,307,104
6,403,996	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.55%	#	08/25/2046	6,072,310
36,180,758	Bear Stearns Alt-A Trust, Series 2007-2-2A1, (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	3.66%		12/25/2046	33,431,324
6,493,109	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	6,657,205
17,790,681	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	17,291,514
4,982,147	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	5,085,523
64,201,630	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.51%	#	09/25/2035	61,845,854
10,087,608	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#	10/25/2035	9,715,891
13,049,478	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%	#	02/25/2036	10,310,596
6,523,246	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	5,612,766
19,578,499	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3, (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.25%		02/25/2037	19,067,402
21,660,503	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A, (1 Month LIBOR USD + 1.05%, 1.05% Floor)	3.14%		08/25/2037	19,773,334
1,719,833	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,368,586
1,400,777	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,091,854
3,047,696	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	3.78%	#	10/25/2036	2,893,779
18,168,428	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	2.29%		11/25/2036	18,411,704
16,593,040	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1, (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	2.25%		04/25/2037	17,933,741
29,679,740	BNC Mortgage Loan Trust, Series 2006-2-A4, (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.25%		11/25/2036	28,616,971
18,500,000	BNC Mortgage Loan Trust, Series 2007-1-A4, (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.25%		03/25/2037	17,719,676
30,594,417	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3, (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.23%		12/25/2036	28,107,929
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,814,815
1,364,874	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1, (1 Month LIBOR USD + 0.90%, 0.60% Floor)	2.99%		03/25/2033	1,327,327
7,376,897	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.52%	#	12/25/2035	7,164,301
12,211,191	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	9,701,176
7,250,439	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	5,571,871
19,022,599	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	15,848,998
6,805,919	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.74%	#	07/25/2037	6,584,798
3,551,415	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,867,489
1,821,823	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,469,067
3,643,575	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	3,123,437
5,513,501	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	5,563,177
947,210	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	905,550
5,098,612	ChaseFlex Trust, Series 2006-2-A2B, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.29%		09/25/2036	4,661,845
4,592,232	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,079,689
11,178,238	ChaseFlex Trust, Series 2007-M1-2F4	4.37%	ß	08/25/2037	10,798,939
11,626,361	ChaseFlex Trust, Series 2007-M1-2F5	4.37%	ß	08/25/2037	11,231,065
27,370,065	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	24,531,789
57,078,825	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	48,078,585
18,195,841	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.26%	#	03/25/2037	16,988,769
65,959,595	CIM Trust, Series 2016-1RR-B2	8.18%	#^Þ	07/26/2055	63,741,690
75,440,246	CIM Trust, Series 2016-2RR-B2	8.02%	#^Þ	02/25/2056	73,703,016
22,428,582	CIM Trust, Series 2016-3RR-B2, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.48%	^	02/25/2056	23,214,972
73,074,681	CIM Trust, Series 2016-3RR-B2	7.94%	#^Þ	02/27/2056	70,999,806
50,188,672	CIM Trust, Series 2017-3RR-B2	12.31%	#^Þ	01/27/2057	52,785,318
190,877,111	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	187,724,680
161,977,447	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	161,846,618
6,660,906	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	6,792,932
1,451,113	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,302,731
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.49%	ß	09/25/2036	6,813,878
18,354,862	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.45%	ß	03/25/2037	18,923,312
2,216,279	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,801,803
1,198,984	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,149,184
3,320,409	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	3,335,357
41,829,273	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%	^	09/25/2036	40,466,015
12,423,866	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.17%	#	06/25/2036	12,432,406
3,690,790	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	ß	10/25/2036	2,969,750
2,039,571	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.99%	ß	03/25/2036	1,478,026
12,588,896	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	ß	05/25/2036	7,499,265
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1, (1 Month LIBOR USD + 0.29%, 0.29% Floor)	2.38%		10/25/2036	7,572,650
5,280,436	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.63%	#	04/25/2037	5,351,648
856,969	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	677,530
248,429	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	253,966
25,277,508	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	21,126,378
1,324,843	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^	05/25/2037	1,292,881
87,053,240	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%	^	01/25/2037	79,537,516
3,918,723	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	3.77%	#	04/25/2037	3,732,454
5,218,370	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	ß	01/25/2037	3,635,653
11,503,165	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	ß	01/25/2037	8,016,148
2,415,029	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2, (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.25%		06/25/2037	2,420,378
10,603,326	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.78%	#^	11/25/2038	10,579,730
7,854,707	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	7,395,574
114,180,566	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	113,593,472
92,033,730	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	90,728,913
65,571,983	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	66,405,337
29,339,977	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	29,023,657
237,272,947	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	0.00%	#^	07/25/2067	236,367,988
4,321,393	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	4,152,926
4,356,058	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	4,220,464
2,999,726	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,941,559
969,261	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	996,958
3,233,877	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	3,040,911
6,724,184	CitiMortgage Alternative Loan Trust, Series 2007-A1, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		01/25/2037	5,751,133
5,086,182	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	4,787,891
2,479,850	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,334,414
6,345,015	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	01/25/2037	579,633
5,217,962	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	±	03/25/2037	5,102,197
12,008,201	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	03/25/2037	1,087,644
4,705,756	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	4,563,426
8,656,240	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3, (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.42%		04/25/2037	7,045,798
8,656,240	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4, (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.58%	I/FI/O	04/25/2037	1,206,644
1,255,269	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,219,106
16,549,809	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	16,073,027
554,372	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	525,071
1,202,678	COLT Funding LLC, Series 2015-1-A1F	4.00%	#^	12/26/2045	1,205,683
51,333,865	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	49,064,795
6,203,966	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	6,191,160
4,601,073	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.59%		07/25/2035	3,608,465
9,393,858	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	07/25/2035	814,261
434,232	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	430,521
3,446,879	Countrywide Alternative Loan Trust, Series 2005-26CB-A11, (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	9.26%	I/F	07/25/2035	3,411,691
4,852,831	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2, (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.84%		08/25/2035	4,146,018
1,798,372	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,394,014
2,425,002	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,351,153
8,164,572	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	7,474,835
2,807,701	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	2,485,730
27,137,710	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	24,997,931
617,929	Countrywide Alternative Loan Trust, Series 2005-60T1-A7, (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	20.60%	I/F	12/25/2035	782,471
914,654	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	902,957
13,275,066	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	13,105,288
2,190,187	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5, (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	2.89%		01/25/2036	1,914,741
5,510,057	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6, (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	2.61%	I/FI/O	01/25/2036	336,311
47,737,442	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	37,258,959
1,094,666	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	975,336
34,484,548	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	27,290,764
2,812,369	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6, (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	13.97%	I/F	02/25/2036	3,192,175
1,675,304	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,490,221
3,141,164	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	2,866,150
714,855	Countrywide Alternative Loan Trust, Series 2005-J10-1A13, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.79%		10/25/2035	612,669
334,870	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	305,551
814,941	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	712,585
1,172,681	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,148,990
981,522	Countrywide Alternative Loan Trust, Series 2005-J13-2A5, (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	2.57%		11/25/2035	793,175
1,963,045	Countrywide Alternative Loan Trust, Series 2005-J13-2A6, (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	2.93%	I/FI/O	11/25/2035	153,173
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,839,543
730,378	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	727,363
984,197	Countrywide Alternative Loan Trust, Series 2005-J2-1A5, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.59%		04/25/2035	874,653
3,028,300	Countrywide Alternative Loan Trust, Series 2005-J2-1A6, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	04/25/2035	196,824
9,595,318	Countrywide Alternative Loan Trust, Series 2005-J3-2A8, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	2.39%		05/25/2035	8,769,425
9,595,318	Countrywide Alternative Loan Trust, Series 2005-J3-2A9, (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	3.11%	I/FI/O	05/25/2035	810,614
4,176,003	Countrywide Alternative Loan Trust, Series 2006-12CB-A3, (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	3,382,043
43,536,583	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	33,996,838
1,320,888	Countrywide Alternative Loan Trust, Series 2006-18CB-A12, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		07/25/2036	928,997
1,320,888	Countrywide Alternative Loan Trust, Series 2006-18CB-A13, (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.41%	I/FI/O	07/25/2036	172,245
6,610,425	Countrywide Alternative Loan Trust, Series 2006-19CB-A12, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.49%		08/25/2036	4,830,656
8,964,133	Countrywide Alternative Loan Trust, Series 2006-19CB-A13, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.51%	I/FI/O	08/25/2036	1,238,462
1,379,974	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,240,182
2,287,689	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	1,960,881
6,695,784	Countrywide Alternative Loan Trust, Series 2006-24CB-A14, (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.06%	I/FI/O	06/25/2036	1,449,241
5,369,147	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	4,690,452
5,762,708	Countrywide Alternative Loan Trust, Series 2006-24CB-A5, (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	2.69%		06/25/2036	3,842,292
2,139,869	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,719,948
2,746,704	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,253,939
5,189,466	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	4,430,469
739,889	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12, (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	32.56%	I/F	10/25/2036	1,338,146
453,198	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23, (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	24.31%	I/F	10/25/2036	670,205
5,262,600	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	4,490,742
3,545,383	Countrywide Alternative Loan Trust, Series 2006-32CB-A1, (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	2.76%		11/25/2036	2,535,667
5,913,699	Countrywide Alternative Loan Trust, Series 2006-32CB-A2, (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	3.24%	I/FI/O	11/25/2036	843,910
6,223,924	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,499,971
1,789,408	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,723,851
16,678,187	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	01/25/2037	3,650,675
5,679,710	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		01/25/2037	1,312,859
2,646,271	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	2,435,752
4,503,861	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	01/25/2037	502,647
5,057,541	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	4,372,219
5,325,699	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	4,604,041
4,584,348	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		02/25/2037	2,292,579
4,584,348	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	02/25/2037	548,032
1,460,560	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,363,687
4,338,708	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	3,969,881
8,803,072	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	8,054,736
1,665,893	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,429,063
997,600	Countrywide Alternative Loan Trust, Series 2007-11T1-A24, (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	27.35%	I/F	05/25/2037	1,591,432
15,806,946	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	14,715,383
11,174,690	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		08/25/2037	6,102,651
3,235,911	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2, (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	37.16%	I/F	08/25/2037	5,965,514
5,944,311	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	5,920,037
9,027,768	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10, (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	20.28%	I/F	08/25/2037	12,973,010
1,421,389	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,313,447
970,323	Countrywide Alternative Loan Trust, Series 2007-19-1A10, (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	26.45%	I/F	08/25/2037	1,672,331
14,261,675	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	11,639,588
34,870,967	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	25,902,325
4,580,171	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2, (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	20.04%	I/F	09/25/2037	5,816,229
23,353,653	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	16,570,166
11,716,683	Countrywide Alternative Loan Trust, Series 2007-23CB-A3, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.59%		09/25/2037	8,071,709
16,628,402	Countrywide Alternative Loan Trust, Series 2007-23CB-A4, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.41%	I/FI/O	09/25/2037	3,035,899
16,261,694	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	4,949,030
6,305,855	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.56%	I/FI/O	04/25/2037	824,515
6,305,856	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.64%		04/25/2037	4,284,802
5,310,744	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	4,652,028
422,106	Countrywide Alternative Loan Trust, Series 2007-8CB-A12, (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	27.65%	I/F	05/25/2037	740,494
450,592	Countrywide Alternative Loan Trust, Series 2007-8CB-A8, (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	27.53%	I/F	05/25/2037	787,208
697,859	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.59%		05/25/2037	357,643
697,859	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5, (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.41%	I/FI/O	05/25/2037	105,274
19,115,319	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	14,211,800
2,005,245	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,473,502
232,938	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	177,304
48,991,760	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.51%	#	03/25/2047	45,455,226
2,357,449	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	3.30%	#	03/25/2047	2,385,838
38,848,761	Countrywide Asset Backed Certificates, Series 2006-25-1A, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%		06/25/2047	36,562,290
3,322,349	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1, (1 Month LIBOR USD + 0.83%, 0.55% Floor)	2.92%		11/25/2033	3,230,770
624,217	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.63%	#	04/25/2036	608,563
19,395,292	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.54%	#	10/25/2035	19,782,825
2,090,314	Countrywide Home Loans, Series 2003-60-4A1	3.66%	#	02/25/2034	2,132,379
2,637,232	Countrywide Home Loans, Series 2004-R2-1AF1, (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	2.38%	^	11/25/2034	2,389,507
2,566,021	Countrywide Home Loans, Series 2004-R2-1AS	4.18%	#^I/O	11/25/2034	191,120
5,557,953	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	5,372,434
4,038,661	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	3,953,884
12,887,767	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	11,232,824
3,383,408	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	3,054,612
925,385	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	783,611
1,666,294	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,479,689
20,514,906	Countrywide Home Loans, Series 2005-HYB1-4A1	3.53%	#	03/25/2035	19,903,285
2,835,756	Countrywide Home Loans, Series 2005-HYB8-1A1	3.86%	#	12/20/2035	2,506,976
3,698,589	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	3,579,186
2,274,425	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	2,230,866
797,567	Countrywide Home Loans, Series 2005-R1-1AF1, (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	2.45%	^	03/25/2035	747,810
781,858	Countrywide Home Loans, Series 2005-R1-1AS	4.24%	#^I/O	03/25/2035	51,793
6,512,835	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	5,308,788
6,382,925	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	5,392,692
2,573,808	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	2,199,793
1,591,558	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,609,583
7,046,227	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	5,980,543
22,402,570	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	18,886,137
13,897,287	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	12,670,561
6,066,010	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	5,348,315
7,105,192	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	6,264,548
6,950,344	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	6,414,287
766,425	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	707,313
3,415,288	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	3,146,483
7,562,448	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	7,199,511
973,458	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	846,361
7,364,058	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	6,211,116
2,836,159	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	2,392,120
5,618,550	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	4,565,138
2,503,374	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	2,172,331
8,567,512	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	7,489,054
2,568,247	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	2,217,664
7,964,812	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	6,608,939
4,179,904	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	3,331,960
9,704,858	Countrywide Home Loans, Series 2007-8-1A9, (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	8,052,772
1,639,358	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,484,805
10,328,956	Countrywide Home Loans, Series 2007-HY1-1A1	3.75%	#	04/25/2037	10,227,590
25,056,126	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	19,304,876
635,829	Countrywide Home Loans, Series 2007-J3-A1, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.59%		07/25/2037	391,386
3,179,147	Countrywide Home Loans, Series 2007-J3-A2, (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.41%	I/FI/O	07/25/2037	323,565
4,842,820	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	ß	11/25/2036	1,756,140
3,070,272	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	ß	12/25/2036	1,378,218
10,686,498	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	5,082,508
86,462	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	3.57%	#	09/25/2034	86,983
3,914,822	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,820,018
824,117	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	804,160
11,741,519	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	11,342,517
10,170,322	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	3,857,458
5,573,505	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	5,456,273
4,754,237	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	3,926,436
2,172,688	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,033,625
17,440,619	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	12,958,389
2,815,011	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,665,030
3,243,406	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	2.79%		03/25/2036	1,823,227
18,129,147	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2, (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.21%	I/FI/O	03/25/2036	2,585,245
3,776,276	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,845,644
10,220,113	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	7,499,704
3,830,655	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	3,560,947
2,315,729	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	2,156,820
3,881,069	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8, (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	3,393,135
20,845,676	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	9,486,321
11,064,942	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	9,265,512
10,695,053	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	3,098,720
214,903	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	174,936
3,407,890	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	3,460,878
7,270,629	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	6,620,146
24,037,535	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	22,358,052
6,642,014	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	5,189,079
5,111,789	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	4,973,306
830,573	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15, (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	28.14%	I/F	11/25/2036	1,372,411
11,064,002	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,416,078
5,430,924	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	4,816,683
8,128,304	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	6,056,162
6,088,058	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	5,001,063
48,681,783	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	38,762,398
21,940,142	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	16,697,314
8,763,637	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	8,242,108
1,941,320	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.18%	#^	07/20/2035	1,905,530
4,133,694	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	4,179,276
83,857,616	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.46%	#^	06/26/2037	82,900,600
13,466,108	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	12,954,381
14,709,200	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	14,894,134
11,585,943	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	11,611,851
19,053,814	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	#^	02/27/2038	19,049,969
14,153,892	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.55%	#^	08/26/2046	13,053,104
46,359,531	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	45,097,551
45,050,097	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	41,085,873
21,503,416	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	20,701,249
5,246,277	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	5,073,008
76,586,708	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	72,948,915
58,056,256	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	58,584,138
69,050,204	Credit Suisse Mortgage Trust, Series 2018-RPL2-A1	4.03%	^§	08/25/2062	69,218,051
73,103	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.76%	#	06/25/2035	73,074
13,257,207	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%		05/25/2036	11,036,437
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	10,141,775
11,692,642	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	8,884,136
7,395,393	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	4,006,387
81,144	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	80,078
11,721,796	CSMC Trust, Series 2009-12R-5A1	6.00%	^	06/27/2036	11,427,682
29,791,773	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	30,166,336
453,791	CSMC Trust, Series 2010-9R-70A3	3.75%	#^	12/27/2036	455,028
1,904,000	CSMC Trust, Series 2010-9R-70A4	3.75%	#^	12/27/2036	1,901,939
6,047,000	CSMC Trust, Series 2010-9R-70A5	4.00%	#^	12/27/2036	5,914,907
30,397,500	CSMC Trust, Series 2013-IVR4-A11	3.48%	#^	07/27/2043	30,169,518
132,039,503	CSMC Trust, Series 2015-PR2-A1	4.25%	^§	07/26/2055	130,804,881
27,996,002	CSMC Trust, Series 2016-PR1-A1	5.50%	^§	07/25/2056	27,571,840
59,986,727	CSMC Trust, Series 2017-12R-A1 (1 Month LIBOR USD + 1.45%, 1.00% Floor)	0.00%	#^	10/25/2046	60,719,285
115,776,000	CSMC Trust, Series 2018-5R-1A1, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.28%	^	10/30/2046	115,844,655
11,942,428	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	12,031,095
16,142,540	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	15,915,740
1,017,150	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6, (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	20.60%	I/F	11/25/2035	1,319,933
1,053,528	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	2.29%		11/25/2035	713,239
3,179,661	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2, (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.21%	I/FI/O	11/25/2035	339,814
28,483,041	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1, (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.39%		09/25/2047	25,573,559
16,151,727	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B, (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.31%		08/25/2047	15,262,187
917,646	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.42%	#	06/25/2036	886,065
24,373,602	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	23,206,560
1,736,326	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,653,356
2,549,863	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,428,020
5,066,935	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	ß	10/25/2036	4,824,935
11,310,387	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	11,091,855
5,775,921	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1, (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	9.21%	^I/F	04/15/2036	5,550,821
9,403,036	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2, (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	10.65%	^I/F	04/15/2036	9,151,828
577,804	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1, (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	13.13%	^I/F	04/15/2036	581,521
5,052,644	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3, (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	9.67%	^I/F	04/15/2036	4,592,258
83,680,851	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	75,397,744
10,677,552	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	9,695,285
1,745,439	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,661,894
20,428,307	Equifirst Loan Securitization Trust, Series 2007-1-A2B, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%		04/25/2037	19,643,766
8,165,068	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.29%		02/25/2036	8,140,279
8,591,019	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	3.76%	#	05/25/2035	7,177,730
4,714,594	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	4,429,082
7,599,200	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	6,454,243
497,376	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	500,049
5,536,436	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	4,821,057
3,881,914	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	4.01%	#	06/25/2036	3,595,901
3,158,741	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	2,501,002
53,707	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6, (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.75% Cap)	2.84%		04/25/2036	53,825
2,285,442	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	1,794,104
607,160	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	515,691
3,215,301	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	2,565,923
6,665,932	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	6,057,542
18,614,507	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	14,607,176
957,812	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	751,614
1,091,855	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	863,428
3,370,639	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,665,468
1,583,716	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,252,387
1,952,784	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	1,767,764
5,181,379	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	4,500,862
3,442,573	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	2,894,784
4,210,888	First Horizon Mortgage Pass-Through Trust, Series 2005-8-1A11	5.75%		02/25/2036	3,721,142
167,954,846	Fremont Home Loan Trust, Series 2006-D-1A1, (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.23%		11/25/2036	112,152,991
126,250,000	GCAT LLC, Series 2018-2-A1	4.09%	^§	06/26/2023	126,563,353
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D, (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.41%		12/25/2035	44,272,313
5,208,110	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.95%	#	09/19/2035	4,980,720
7,533,824	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	7,318,556
36,895,223	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1, (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.35%		08/25/2045	26,324,074
27,305,934	GreenPoint Mortgage Funding Trust, Series 2006-AR7-2A1, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.29%		12/25/2046	26,634,350
38,681,225	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3, (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.33%		04/25/2047	35,954,914
1,387,705	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	987,713
3,955,262	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	3,964,593
214,425	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	194,251
11,017,831	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	11,086,279
10,517,056	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	5,228,267
7,527,237	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	ß	06/25/2036	3,740,128
14,176,512	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	ß	09/25/2036	7,408,081
2,407,769	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,342,480
5,262,399	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	ß	11/25/2036	2,707,316
5,539,737	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,780,879
3,417,428	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,471,493
26,571,214	GSAMP Trust, Series 2006-HE6-A3, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%		08/25/2036	22,756,143
12,638,279	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF, (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.44%	^	03/25/2035	11,910,796
12,638,280	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	2.76%	#^I/O	03/25/2035	657,259
7,268,652	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	2.44%	^	09/25/2035	6,584,997
7,268,652	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	2.60%	#^I/O	09/25/2035	523,946
28,106,255	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	2.44%	^	01/25/2036	25,223,337
28,106,255	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	2.50%	#^I/O	01/25/2036	1,708,700
7,073,265	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	7,075,613
1,949,968	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,976,311
4,233,785	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	4,263,850
630,182	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	668,382
6,239,863	GSR Mortgage Loan Trust, Series 2005-6F-3A9, (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	4.81%	I/FI/O	07/25/2035	593,956
450,127	GSR Mortgage Loan Trust, Series 2005-6F-4A1, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.59%		07/25/2035	423,697
321,688	GSR Mortgage Loan Trust, Series 2005-7F-3A1, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.59%		09/25/2035	311,389
10,453,448	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	8,397,140
3,690,775	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	3,259,737
1,026,229	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	1,138,822
818,656	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	792,738
3,118,871	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	2,588,547
3,745,609	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	3,220,812
11,734,519	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	10,041,856
5,824,204	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	3,822,209
4,347,720	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	4,214,035
19,433,682	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	16,574,519
67,774	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	65,295
1,296,744	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,541,829
1,935,679	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	2,242,491
26,579,298	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	24,387,165
1,477,385	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	4.03%	#	12/19/2035	1,468,067
7,707,600	HarborView Mortgage Loan Trust, Series 2006-10-2A1A, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.26%		11/19/2036	7,522,390
15,768,177	HarborView Mortgage Loan Trust, Series 2006-11-A1A, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.25%		12/19/2036	14,449,818
67,010,545	HarborView Mortgage Loan Trust, Series 2006-14-1A1A, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.26%		01/25/2047	61,232,420
98,858,297	HarborView Mortgage Loan Trust, Series 2006-8-1A1, (1 Month LIBOR USD + 0.20%)	2.29%		07/21/2036	75,590,574
23,524,507	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.29%		02/19/2046	21,188,601
61,876,814	HarborView Mortgage Loan Trust, Series 2007-3-1A1A, (1 Month LIBOR USD + 0.20%)	2.28%		05/19/2047	58,409,968
19,222,185	HarborView Mortgage Loan Trust, Series 2007-4-1A1, (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.30%		07/19/2047	18,503,625
31,124,784	HarborView Mortgage Loan Trust, Series 2007-7-1A1, (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.09%		10/25/2037	28,868,109
1,188,187	Home Equity Asset Trust, Series 2003-3-M1, (1 Month LIBOR USD + 1.29%, 0.86% Floor)	3.38%		08/25/2033	1,197,096
1,285,547	Home Equity Asset Trust, Series 2004-7-M2, (1 Month LIBOR USD + 0.99%, 0.66% Floor)	3.08%		01/25/2035	1,281,913
12,182,000	Home Equity Loan Trust, Series 2006-B-2A4, (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.37%		06/25/2036	11,186,497
11,548,002	Home Equity Loan Trust, Series 2007-FRE1-2AV2, (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.25%		04/25/2037	11,464,607
1,308,772	HomeBanc Mortgage Trust, Series 2005-1-M2, (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	2.58%		03/25/2035	1,129,389
15,259,909	HomeBanc Mortgage Trust, Series 2005-3-A1, (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	2.33%		07/25/2035	15,191,947
394,180	HomeBanc Mortgage Trust, Series 2006-1-3A1	3.62%	#	04/25/2037	407,981
28,620,206	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	20,116,793
2,697,386	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	3.64%	#	01/25/2037	2,496,553
19,304,171	Impac Secured Assets Trust, Series 2007-1-A2, (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	2.25%		03/25/2037	17,752,483
705,992	Impac Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	710,507
32,687,222	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	17,644,775
7,632,447	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	3.88%	#	07/25/2037	6,332,598
1,823,463	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.63%	#	09/25/2036	1,668,425
4,994,172	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.70%	#	09/25/2036	4,849,240
20,661,660	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.75%	#	12/25/2036	19,875,002
6,925,368	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.71%	#	05/25/2036	6,181,106
4,682,775	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	3,729,836
3,428,157	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	2,730,531
21,911,254	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	17,540,381
7,065,147	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.35%	#	03/25/2037	6,682,714
5,487,899	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.75%	#	07/25/2037	5,148,630
487,957	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	451,376
25,644,852	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	16,589,270
5,842,164	Jefferies & Company, Inc., Series 2010-R4-1A4	6.00%	#^Þ	10/26/2036	5,858,826
11,390,624	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	11,103,483
3,651,591	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	3,559,540
3,827,493	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	3,387,104
14,635,653	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	ß	05/25/2036	13,743,873
1,274,557	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	ß	12/25/2036	1,269,990
25,781,829	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	24,086,364
10,619,441	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	8,772,891
4,109,066	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	ß	07/25/2036	2,092,170
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.94%	ß	11/25/2036	22,647,311
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2, (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.41%		03/25/2037	8,341,620
1,277,284	JP Morgan Mortgage Trust, Series 2005-A6-5A1	3.48%	#	08/25/2035	1,277,272
7,916,154	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	8,653,475
896,784	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	894,722
1,511,536	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,212,366
4,875,004	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	3,866,228
3,632,667	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	2,937,111
9,524,310	JP Morgan Mortgage Trust, Series 2006-S3-1A21, (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	2.47%		08/25/2036	3,973,436
9,524,310	JP Morgan Mortgage Trust, Series 2006-S3-1A22, (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	5.03%	I/FI/O	08/25/2036	2,654,126
1,692,718	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,368,609
8,314,497	JP Morgan Mortgage Trust, Series 2006-S4-A8, (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.47%		01/25/2037	4,771,441
8,314,497	JP Morgan Mortgage Trust, Series 2006-S4-A9, (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.53%	I/FI/O	01/25/2037	1,717,519
2,128,845	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.75%	#	04/25/2037	2,055,127
9,971,077	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	7,972,686
3,683,689	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	3,025,285
7,049,035	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	5,791,007
1,188,424	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	976,235
6,499,552	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	5,339,076
7,407,245	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	6,084,704
735,059	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	680,969
54,200,000	JP Morgan Mortgage Trust, Series 2018-7FRB-A2, (1 Month LIBOR USD + 0.75%)	2.84%	^	04/25/2046	54,334,958
9,463,524	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	7,950,915
16,899,671	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^	09/27/2037	12,811,348
17,907,350	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	15,843,741
14,015,170	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	14,316,242
3,139,557	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	2,859,091
2,815,778	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	2,783,158
4,224,057	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	4,153,351
359,695	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	345,541
1,931,899	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,898,726
1,725,904	Lehman Mortgage Trust, Series 2006-1-1A1, (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.84%		02/25/2036	1,296,829
5,177,713	Lehman Mortgage Trust, Series 2006-1-1A2, (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.66%	I/FI/O	02/25/2036	646,972
6,663,770	Lehman Mortgage Trust, Series 2006-1-3A1, (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.84%		02/25/2036	6,156,096
6,663,770	Lehman Mortgage Trust, Series 2006-1-3A2, (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.66%	I/FI/O	02/25/2036	393,656
4,293,410	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	4,306,122
3,738,974	Lehman Mortgage Trust, Series 2006-4-1A3, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	08/25/2036	463,669
2,376,411	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,316,866
6,928,150	Lehman Mortgage Trust, Series 2006-5-2A1, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	2.44%		09/25/2036	3,035,242
14,431,261	Lehman Mortgage Trust, Series 2006-5-2A2, (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.06%	I/FI/O	09/25/2036	3,334,868
10,628,865	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	9,549,933
3,233,425	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	3,063,982
3,676,918	Lehman Mortgage Trust, Series 2006-7-2A2, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		11/25/2036	1,758,511
12,776,040	Lehman Mortgage Trust, Series 2006-7-2A5, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	11/25/2036	2,823,861
2,939,101	Lehman Mortgage Trust, Series 2006-9-1A19, (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	21.06%	I/F	01/25/2037	3,840,101
3,239,045	Lehman Mortgage Trust, Series 2006-9-1A5, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	2.69%		01/25/2037	2,449,722
9,643,588	Lehman Mortgage Trust, Series 2006-9-1A6, (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.06%	I/FI/O	01/25/2037	1,026,165
4,481,020	Lehman Mortgage Trust, Series 2006-9-2A1, (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.47%		01/25/2037	2,096,255
8,472,059	Lehman Mortgage Trust, Series 2006-9-2A2, (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.53%	I/FI/O	01/25/2037	1,955,061
8,713,474	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	6,508,663
2,736,084	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,464,934
2,977,186	Lehman Mortgage Trust, Series 2007-4-2A11, (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.42%		05/25/2037	1,492,397
13,182,692	Lehman Mortgage Trust, Series 2007-4-2A8, (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.58%	I/FI/O	05/25/2037	3,203,206
1,195,193	Lehman Mortgage Trust, Series 2007-4-2A9, (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.42%		05/25/2037	619,131
12,207,827	Lehman Mortgage Trust, Series 2007-5-11A1	5.16%	#	06/25/2037	10,422,928
1,981,981	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	1,820,139
1,474,300	Lehman Mortgage Trust, Series 2007-5-4A3, (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	27.53%	I/F	08/25/2036	2,452,560
917,932	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	761,840
383,272	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	370,464
5,276,318	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	4,021,291
616,388	Lehman XS Trust, Series 2005-10-2A3B	5.34%	ß	01/25/2036	673,814
9,560,116	Lehman XS Trust, Series 2005-4-2A3A	5.00%	ß	10/25/2035	9,707,437
14,717,480	Lehman XS Trust, Series 2005-9N-2A1, (12 Month US Treasury Average + 1.06%, 1.06% Floor)	2.62%		02/25/2036	13,670,892
15,035,186	Lehman XS Trust, Series 2006-5-1A1A, (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.30%		04/25/2036	15,401,630
599,784	Lehman XS Trust, Series 2006-5-2A4A	5.89%	ß	04/25/2036	720,493
15,837,658	Lehman XS Trust, Series 2006-GP3-1A1, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.29%		06/25/2046	15,318,290
15,552,020	Lehman XS Trust, Series 2007-1-2A1	4.85%	#	02/25/2037	15,823,294
24,227,659	Lehman XS Trust, Series 2007-12N-1A3A, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.16%		07/25/2047	22,466,395
2,074,802	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3, (1 Month LIBOR USD + 0.48%, 0.24% Floor)	2.57%		01/25/2046	2,080,843
7,893,296	Luminent Mortgage Trust, Series 2005-1-A1, (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	2.35%		11/25/2035	7,729,015
3,996,171	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.54%	#	03/25/2035	3,163,254
2,490,068	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.38%	#	07/25/2035	2,230,053
14,251,673	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.79%	#	11/25/2036	13,078,399
1,685,859	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,631,088
381,456	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	385,885
3,579,338	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	3,446,401
2,146,667	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,887,909
3,793,175	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	3,650,486
5,195,406	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	3,466,291
4,636,591	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3, (1 Month LIBOR USD + 4.13%, 2.75% Floor)	6.22%		12/25/2032	4,858,856
13,009,237	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.26%		06/25/2036	11,394,109
28,613,427	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3, (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.30%		05/25/2037	27,292,219
4,649,431	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	4,360,853
3,045,002	MASTR Asset Securitization Trust, Series 2006-2-1A11, (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	2,974,993
3,539,170	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,832,469
16,452,166	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	14,587,502
2,132,231	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,198,880
1,110,023	MASTR Seasoned Securitization Trust, Series 2005-2-2A1, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.49%		10/25/2032	1,047,987
20,077,625	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4, (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.41%		03/25/2037	10,800,190
20,077,625	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5, (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	4.59%	I/FI/O	03/25/2037	4,750,986
3,906,846	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	3.80%	#	10/25/2036	3,838,835
1,913,173	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	1,676,326
63,378,051	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	63,405,937
37,118,485	MFA Trust, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	36,916,550
35,833,697	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4, (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.31%		12/25/2036	22,343,030
1,517,719	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.79%		12/25/2035	1,240,391
3,802,584	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	3,587,584
5,283,293	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.50%	#	12/25/2035	5,271,065
215,880	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1, (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.37%		11/25/2035	217,213
5,713,453	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	ß	08/25/2036	2,479,739
10,934,017	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	9,015,886
7,115,434	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	ß	10/25/2046	3,850,162
2,301,494	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	ß	10/25/2046	1,093,268
4,920,189	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	4,937,750
29,583,160	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	25,975,694
2,818,833	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,474,656
2,853,581	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,505,162
3,820,511	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	3,390,651
11,291,558	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.56%	#	10/25/2037	10,212,233
3,778,231	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	ß	09/25/2046	1,773,049
2,680,080	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	ß	09/25/2046	1,443,412
1,060,430	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	ß	01/25/2047	968,483
7,472,560	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	ß	01/25/2047	4,449,683
4,370,742	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	ß	01/25/2047	2,602,287
4,617,505	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.00%	#^	08/26/2036	3,685,338
27,000,155	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	27,131,910
4,044,935	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	4,253,193
14,476,450	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	8,169,708
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3, (1 Month LIBOR USD + 0.74%, 0.49% Floor)	2.83%		06/25/2035	33,697,730
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C, (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	2.37%		05/25/2036	10,466,504
12,557,011	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	12,638,564
40,050,735	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	40,229,513
93,838,880	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	94,019,802
673,261	New York Mortgage Trust, Series 2005-2-A, (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	2.75%		08/25/2035	649,395
240,059	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	ß	02/25/2035	241,152
16,043,621	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	6,610,687
3,260,350	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,342,774
19,262,891	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	10,398,964
3,255,834	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,760,425
1,587,915	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	858,856
18,016,058	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	7,636,650
3,275,641	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	1,650,153
16,326,548	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	ß	02/25/2037	8,225,586
59,011,536	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	58,790,827
57,005,124	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	56,582,311
82,072,851	OBX Trust, Series 2018-1-A2, (1 Month LIBOR USD + 0.65%)	2.74%	^	06/25/2057	82,375,848
1,016,497	Option One Mortgage Loan Trust, Series 2004-3-M3, (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.07%		11/25/2034	1,027,491
96,481,892	Option One Mortgage Loan Trust, Series 2007-6-1A1, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%		07/25/2037	83,576,513
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2, (1 Month LIBOR USD + 0.49%, 0.49% Floor)	2.58%		09/25/2035	13,007,075
7,750,757	PHH Alternative Mortgage Trust, Series 2007-1-1A1, (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	2.25%		02/25/2037	6,708,194
20,637,175	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	19,052,023
809,760	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	735,151
230,490,199	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	204,995,701
37,827,342	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	37,697,923
60,785,319	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	^§	03/28/2057	60,707,915
24,092,008	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	24,003,227
13,283,469	Pretium Mortgage Credit Partners LLC, Series 2017-NPL5-A1	3.33%	#^	12/30/2032	13,258,623
85,451,549	Pretium Mortgage Credit Partners LLC, Series 2018-NPL1-A1	3.38%	^§	01/27/2033	84,946,830
71,844,224	Pretium Mortgage Credit Partners LLC, Series 2018-NPL2-A1	3.70%	^§	03/27/2033	71,707,404
10,840,857	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	7,851,812
5,117,264	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,777,494
54,464,856	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	54,369,531
28,598,672	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	27,183,753
5,356,252	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	4,559,949
28,639,696	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	28,712,298
8,741,157	RCO Trust, Series 2016-SFR1-M1	4.50%	#^	11/25/2051	8,681,333
1,200,021	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	ß	05/25/2036	869,781
10,422,516	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	ß	01/25/2037	5,896,443
20,524,055	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	ß	01/25/2037	12,046,764
8,237,170	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	ß	04/25/2037	4,152,467
5,811,237	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	ß	04/25/2037	2,752,762
3,505,769	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	ß	04/25/2037	1,698,189
5,099,725	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	ß	04/25/2037	2,513,987
8,277,382	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	ß	04/25/2037	4,290,788
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	ß	06/25/2037	8,200,843
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	ß	06/25/2037	4,888,287
33,092,210	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.25%	#	10/25/2035	28,392,544
18,241,900	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.52%	#	12/25/2035	16,667,190
13,321,624	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.17%	#	03/25/2035	8,811,741
496,277	Residential Accredit Loans, Inc., Series 2005-QS12-A11, (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	28.15%	I/F	08/25/2035	727,747
1,978,421	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,859,633
3,848,785	Residential Accredit Loans, Inc., Series 2005-QS13-2A1, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.79%		09/25/2035	3,333,227
15,780,020	Residential Accredit Loans, Inc., Series 2005-QS13-2A2, (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	2.96%	I/FI/O	09/25/2035	1,337,486
7,841,434	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	5,502,307
3,025,435	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	2,735,596
3,771,378	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	3,654,277
3,943,238	Residential Accredit Loans, Inc., Series 2005-QS16-A1, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.79%		11/25/2035	3,289,815
3,942,556	Residential Accredit Loans, Inc., Series 2005-QS16-A2, (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.71%	I/FI/O	11/25/2035	313,534
1,921,412	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,860,259
1,331,440	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,289,064
5,568,659	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	5,391,424
3,958,027	Residential Accredit Loans, Inc., Series 2005-QS17-A2, (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	2.94%		12/25/2035	3,253,363
3,958,027	Residential Accredit Loans, Inc., Series 2005-QS17-A4, (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.06%	I/FI/O	12/25/2035	376,151
3,184,751	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	3,083,389
34,642	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	34,651
1,585,593	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,589,988
1,295,918	Residential Accredit Loans, Inc., Series 2005-QS9-A1, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.59%		06/25/2035	1,127,339
3,147,102	Residential Accredit Loans, Inc., Series 2005-QS9-A4, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	06/25/2035	255,667
1,589,199	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,429,493
10,288,667	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	9,439,967
1,901,674	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,438,600
4,251,140	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	4,008,638
6,408,893	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	5,752,522
3,039,859	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	2,867,264
1,358,541	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,219,140
4,830,755	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	4,335,068
1,410,151	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,265,455
1,523,835	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,367,473
603,010	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	541,135
2,856,232	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,640,115
15,867,992	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	14,667,338
1,671,673	Residential Accredit Loans, Inc., Series 2006-QS1-A6, (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	26.82%	I/F	01/25/2036	2,481,809
10,762,842	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	10,255,372
2,530,662	Residential Accredit Loans, Inc., Series 2006-QS4-A8, (-790 x 1 Month LIBOR USD + 5,143.00%, 0.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	2,447,578
6,963,600	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	6,524,871
20,754,147	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	19,446,569
2,689,352	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,473,801
4,423,424	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	4,068,888
9,164,088	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	8,424,396
15,891,866	Residential Accredit Loans, Inc., Series 2006-QS8-A5, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.46%	I/FI/O	08/25/2036	1,754,961
5,566,234	Residential Accredit Loans, Inc., Series 2006-QS9-1A6, (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.21%	I/FI/O	07/25/2036	630,024
32,558,770	Residential Accredit Loans, Inc., Series 2007-QH5-AII, (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.32%		06/25/2037	18,239,276
5,301,277	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	4,667,961
17,639,495	Residential Accredit Loans, Inc., Series 2007-QS1-1A2, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	01/25/2037	1,872,094
1,775,602	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,667,659
4,346,397	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	3,921,312
770,838	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	719,427
29,682,046	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	26,957,012
4,732,987	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	4,242,314
7,651,534	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	7,117,870
3,455,495	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	3,128,189
1,425,533	Residential Accredit Loans, Inc., Series 2007-QS5-A5, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.39%		03/25/2037	1,098,876
4,734,520	Residential Accredit Loans, Inc., Series 2007-QS5-A8, (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.61%	I/FI/O	03/25/2037	732,184
3,775,566	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,443,687
1,213,954	Residential Accredit Loans, Inc., Series 2007-QS6-A13, (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	37.57%	I/F	04/25/2037	2,089,645
5,406,315	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	4,931,089
8,615,996	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	8,071,686
595,080	Residential Accredit Loans, Inc., Series 2007-QS6-A77, (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	38.41%	I/F	04/25/2037	1,041,953
7,784,096	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	5,047,284
30,271,397	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	28,198,173
3,746,496	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	4.18%	#	07/25/2034	3,546,047
4,002,919	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	ß	01/25/2035	4,026,271
38,590,757	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4, (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.41%		11/25/2035	35,982,118
27,883,974	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.39%		03/25/2036	27,325,536
7,375,683	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3, (1 Month LIBOR USD + 0.29%, 0.29% Floor, 14.00% Cap)	2.38%		08/25/2036	7,377,456
12,018,874	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3, (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.34%		08/25/2046	11,980,600
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2, (1 Month LIBOR USD + 0.42%, 0.42% Floor, 14.00% Cap)	2.51%		12/25/2035	27,057,977
6,296,413	Residential Asset Securities Corporation, Series 2006-EMX5-A3, (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap)	2.25%		07/25/2036	5,990,164
35,045,851	Residential Asset Securities Corporation, Series 2007-EMX1-A13, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	2.29%		01/25/2037	30,945,773
21,427,408	Residential Asset Securities Corporation, Series 2007-KS3-AI3, (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.34%		04/25/2037	21,136,539
5,981,942	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	4,761,739
2,832,915	Residential Asset Securitization Trust, Series 2005-A12-A7, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	11/25/2035	334,511
2,564,249	Residential Asset Securitization Trust, Series 2005-A12-A8, (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.64%		11/25/2035	1,930,160
10,378,056	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	7,412,308
10,324,636	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	7,936,134
1,940,215	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,690,223
4,885,921	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	4,520,798
4,887,312	Residential Asset Securitization Trust, Series 2005-A8CB-A2, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	07/25/2035	584,722
6,021,706	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,189,512
881,774	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	687,707
7,948,007	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	5,361,369
8,278,721	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	5,464,353
15,052,205	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	12,753,720
15,131,169	Residential Asset Securitization Trust, Series 2006-A14C-2A6, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		12/25/2036	5,122,560
33,392,220	Residential Asset Securitization Trust, Series 2006-A14C-2A7, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	12/25/2036	7,920,922
7,301,013	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	5,474,580
5,055,337	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	3,790,279
658,295	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	644,179
5,013,155	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	4,905,656
4,207,879	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,746,046
6,040,000	Residential Asset Securitization Trust, Series 2006-R1-A1, (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	20.04%	I/F	01/25/2046	9,187,782
32,057,363	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	28,403,404
973,337	Residential Asset Securitization Trust, Series 2007-A3-1A2, (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	30.35%	I/F	04/25/2037	1,756,776
23,422,945	Residential Asset Securitization Trust, Series 2007-A5-1A4, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	05/25/2037	3,979,764
6,030,278	Residential Asset Securitization Trust, Series 2007-A5-1A6, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.49%		05/25/2037	1,052,867
6,663,746	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	5,857,716
2,920,379	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,567,138
12,031,120	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	10,827,078
9,025,268	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	6,112,274
39,698,925	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	26,885,708
17,589,756	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	11,912,490
92,216	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	92,257
3,223,701	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	3,140,302
8,597,515	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	8,375,920
642,171	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	617,243
10,321,772	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	9,679,628
17,923,258	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	16,913,410
3,279,385	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	3,217,018
224,521	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	220,251
5,325,941	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	5,185,377
7,721,886	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	7,425,534
3,798,564	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	3,597,523
4,279,501	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	4,053,006
7,989,339	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	7,566,499
1,248,467	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,182,392
3,680,175	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	3,507,880
1,148,963	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,087,267
3,067,127	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	2,902,431
26,846,299	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	25,735,216
7,780,163	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	7,458,167
4,306,263	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	4,093,946
20,295,038	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	19,353,505
9,975,814	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	9,195,771
2,562,236	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.98%	#	02/25/2037	2,173,391
8,363,504	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.22%	#	04/25/2037	7,485,547
26,522,835	RMAT LLC, Series 2015-PR2-A1	8.85%	^§	11/25/2035	25,550,041
40,517,011	Saxon Asset Securities Trust, Series 2006-3-A3, (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.25% Cap)	2.26%		10/25/2046	39,742,504
329,015,893	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.73%	#^¥	02/25/2054	276,098,786
64,717,753	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	60,475,918
97,205,103	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	92,845,561
172,429	Sequoia Mortgage Trust, Series 2003-4-2A1, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	2.43%		07/20/2033	167,012
9,299,261	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	8,383,418
11,233,269	Sequoia Mortgage Trust, Series 2013-6-A2	3.00%	#	05/25/2043	10,912,561
69,030,362	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	68,425,781
204,015,841	Sequoia Mortgage Trust, Series 2016-2-A1	3.50%	#^	08/25/2046	201,486,044
15,164,281	SG Mortgage Securities Trust, Series 2006-FRE1-A1A, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.26%		02/25/2036	14,217,136
24,133,731	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	23,861,020
48,939,127	Sofi Mortgage Trust, Series 2016-1A-1A4	3.00%	#^	11/25/2046	46,746,429
29,018,906	Soundview Home Equity Loan Trust, Series 2007-NS1-A3, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.29%		01/25/2037	28,544,287
5,327,090	Soundview Home Loan Trust, Series 2007-OPT1-2A2, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%		06/25/2037	3,875,234
29,485,102	Soundview Home Loan Trust, Series 2007-OPT4-1A1, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.09%		09/25/2037	23,727,841
32,359,521	Stanwich Mortgage Loan Trust Series, Series 2018-NPB1-A1	4.02%	^§	05/16/2023	32,447,985
11,157,098	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.78%	#	04/25/2037	8,922,933
4,621,394	STARM Mortgage Loan Trust, Series 2007-3-1A1	4.24%	#	06/25/2037	4,361,796
4,228,721	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.81%	#	09/25/2034	4,206,591
7,555,191	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.75%	#	12/25/2035	7,270,411
5,302,395	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	3.79%	#	01/25/2037	4,883,860
2,384,332	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.82%	#	02/25/2036	2,053,814
3,471,217	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	3.66%	#	07/25/2036	3,021,391
13,947	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	14,226
2,486,908	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.62%	#	07/25/2033	2,509,464
5,271,033	Structured Asset Securities Corporation, Series 2003-35-1A1	5.17%	#	12/25/2033	5,445,323
1,222,838	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.00%	#	06/25/2034	1,862,812
17,094,875	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	16,569,607
546,670	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	554,548
1,241,918	Structured Asset Securities Corporation, Series 2005-14-1A1, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.25% Cap)	2.39%		07/25/2035	1,004,030
491,127	Structured Asset Securities Corporation, Series 2005-14-1A4, (-4 x 1 Month LIBOR USD + 24.53%, 24.53% Cap)	15.20%	I/F	07/25/2035	532,611
21,714,106	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	21,826,763
1,674,327	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	1,759,682
4,155,505	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	4,163,658
6,006,204	Structured Asset Securities Corporation, Series 2005-15-3A1	4.74%	#	08/25/2035	5,884,599
4,977,413	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	4,992,696
4,493,201	Structured Asset Securities Corporation, Series 2005-16-3A1	6.00%		09/25/2035	3,576,672
5,813,261	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	5,573,573
47,274,657	Structured Asset Securities Corporation, Series 2006-BC4-A4, (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.26%		12/25/2036	45,904,912
103,322,544	Structured Asset Securities Corporation, Series 2007-4-1A3, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.43%	^I/FI/OÞ	03/28/2045	12,045,404
25,476,324	Structured Asset Securities Corporation, Series 2007-RF1-1A, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%	^	03/25/2037	22,897,557
685,374	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	681,015
1,115,087	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,028,186
573,812	Thornburg Mortgage Securities Trust, Series 2003-6-A2, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	2.59%		12/25/2033	530,089
5,540,005	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.08%	#	12/25/2044	5,475,554
16,879,109	Thornburg Mortgage Securities Trust, Series 2007-1-A1, (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.07%		03/25/2037	16,184,471
3,532,072	Thornburg Mortgage Securities Trust, Series 2007-1-A2A, (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.07%		03/25/2037	3,077,679
9,580,668	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	9,525,593
7,402,271	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	7,379,463
5,997,103	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	5,917,231
15,978,958	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	15,686,117
46,736,675	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	46,210,368
59,670,253	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	58,899,009
16,006,493	US Residential Opportunity Fund Trust, Series 2017-1II-A	3.35%	^§	11/27/2037	15,903,449
124,057,053	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^§	11/27/2037	123,802,401
38,487,646	US Residential Opportunity Fund Trust, Series 2017-1IV-A	3.35%	^§	11/27/2037	38,188,062
44,588,691	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	44,052,066
18,392,070	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	18,318,222
37,515,771	Verus Securitization Trust, Series 2018-INV1-A1	3.63%	#^	03/25/2058	37,646,997
22,827,827	VOLT LLC, Series 2017-NP10-A1	3.00%	^§	10/25/2047	22,648,035
2,982,929	VOLT LLC, Series 2017-NPL1-A1	3.50%	^§	02/25/2047	2,990,068
62,503,749	VOLT LLC, Series 2017-NPL2-A1	3.50%	^§	03/25/2047	62,446,533
147,320,100	VOLT LLC, Series 2017-NPL3-A1	3.50%	^§	03/25/2047	147,344,570
75,972,391	VOLT LLC, Series 2017-NPL4-A1	3.38%	^§	04/25/2047	75,941,296
81,860,295	VOLT LLC, Series 2017-NPL5-A1	3.38%	^§	05/28/2047	81,928,247
45,879,810	VOLT LLC, Series 2017-NPL6-A1	3.25%	^§	05/25/2047	45,657,320
103,320,191	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	103,002,068
61,147,644	VOLT LLC, Series 2017-NPL8-A1	3.13%	^§	06/25/2047	60,874,021
64,298,327	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	63,930,477
130,646,783	VOLT LLC, Series 2018-NPL1	3.75%	^§	04/25/2048	130,859,959
6,904,917	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	6,524,409
2,549,700	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	2,494,561
1,023,741	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12, (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	27.60%	I/F	07/25/2035	1,509,084
3,315,125	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	2.69%		07/25/2035	2,945,748
960,644	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	936,051
12,771,328	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6, (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	3.54%		08/25/2035	12,187,492
1,161,030	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7, (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	27.05%	I/F	08/25/2035	1,550,564
1,415,903	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,238,201
12,719,805	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	12,243,687
10,375,599	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	9,701,683
2,775,310	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	573,987
3,702,899	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	3,533,070
1,874,994	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,788,999
1,592,562	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,519,521
4,216,171	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	3,892,623
2,523,696	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,274,152
4,731,730	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	3,915,693
8,594,813	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	7,112,547
7,050,614	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	ß	07/25/2036	3,094,613
3,847,670	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.76%	ß	10/25/2036	2,041,188
9,506,129	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.32%	#	09/25/2036	9,258,878
15,841,857	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A, (12 Month US Treasury Average + 0.84%, 0.84% Floor)	2.40%		11/25/2046	13,761,023
1,232,980	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.41%	#	08/25/2036	1,203,293
13,590,791	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	11,926,157
13,904,926	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	12,201,816
6,561,604	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	6,373,903
8,894,596	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	8,640,158
7,774,458	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	7,756,407
382,331	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11, (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	26.93%	I/F	06/25/2037	629,258
9,558,284	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	9,595,455
16,133,819	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.68%	#	03/25/2037	16,048,766
18,254,851	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.37%	#	05/25/2037	16,825,164
14,584,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.54%	#	06/25/2037	14,004,464
11,403,208	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2, (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.21%		01/25/2047	10,373,786
1,653,949	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,571,853
7,262,126	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	6,901,660
6,261,541	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	5,950,741
10,262,352	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	9,752,966
42,969,442	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	43,511,253
5,747,452	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.44%		06/25/2037	4,230,996
8,466,886	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	06/25/2037	1,219,779
559,239	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	525,146
13,712,234	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	13,524,107
5,447,958	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	5,373,215
11,003,768	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	10,433,976
75,429,578	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	74,625,092
6,862,228	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.72%	#	12/28/2037	6,776,255
11,122,353	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	3.74%	#	11/25/2034	11,478,269
17,754,591	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	17,558,785
26,790	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7, (-4 x 1 Month LIBOR USD + 23.89%, 23.89% Cap)	15.56%	I/F	04/25/2035	27,557
1,748,956	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	1,805,515
1,193,831	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.10%	#	10/25/2035	1,205,906
3,319,412	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	3,342,180
4,129,176	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	4,110,019
5,135,922	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	5,141,705
62,263	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4, (-3 x 1 Month LIBOR USD + 19.39%, 19.39% Cap)	13.64%	I/F	03/25/2036	69,509
2,356,748	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	2,309,857
15,160,215	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	15,545,813
3,429,664	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	3,384,318
182,202	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	178,938
1,930,066	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.49%		05/25/2036	1,743,180
1,930,066	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2, (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.01%	I/FI/O	05/25/2036	257,414
1,862,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,258,372
1,862,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	397,282
7,226,158	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.86%	#	09/25/2036	7,252,444
3,631,036	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	3.68%	#	09/25/2036	3,625,682
4,145,576	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.19%	#	04/25/2036	3,879,607
1,208,537	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	1,207,922
2,175,569	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,130,320
1,230,898	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	1,226,124
2,456,744	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	2,447,216
1,745,931	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,739,160
22,233,285	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	22,041,403
13,282,190	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	13,217,577
768,681	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	760,108
1,731,274	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	1,722,852
379,592	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	389,098
1,471,272	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	1,466,196
1,306,812	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	1,338,439
5,019,911	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	5,069,595
2,960,971	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	2,990,277
3,122,741	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	3,153,648
3,334,405	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	3,346,234
1,593,341	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	1,598,994
5,210,678	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	5,203,217
362,392	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	359,735
11,734,062	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	11,717,262
3,178,156	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	3,173,605
1,080,841	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.59%		06/25/2037	927,764
2,952,833	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	2,948,605
1,250,073	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.59%		06/25/2037	1,073,029
563,930	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9, (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	26.45%	I/F	06/25/2037	830,844
904,589	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13, (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.00% Cap)	2.46%		07/25/2037	836,574
904,589	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14, (-6 x 1 Month LIBOR USD + 39.78%, 39.78% Cap)	27.23%	I/F	07/25/2037	1,197,706
14,699,574	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	14,686,579
9,808,799	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	9,800,128
1,386,679	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	1,385,454
12,389,069	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	12,378,128
4,311,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	4,308,058
5,711,968	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	6,186,442
38,574,930	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	3.71%	#	12/28/2037	36,673,228
16,433,760	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	16,491,814

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,853,424,854)					12,828,085,392

US Government and Agency Mortgage Backed Obligations - 47.8%
8,898,970	Federal Home Loan Mortgage Association, Series 4050	2.50%		09/15/2041	8,473,983
53,874,533	Federal Home Loan Mortgage Association, Series 4510	2.00%		03/15/2040	51,587,548
71,839,970	Federal Home Loan Mortgage Association, Series 4763	3.00%		06/15/2043	70,801,343
75,190,435	Federal Home Loan Mortgage Association, Series 4766	3.00%		07/15/2044	73,673,987
99,364,552	Federal Home Loan Mortgage Association, Series 4791	0.00%	P/O	05/15/2048	77,560,432
550,257,852	Federal Home Loan Mortgage Association, Series 4791	3.00%		05/15/2048	531,715,538
32,262,720	Federal Home Loan Mortgage Association, Series 4791	0.00%	P/O	05/15/2048	25,036,068
119,778,010	Federal Home Loan Mortgage Association, Series 4792	3.00%		05/15/2048	116,114,503
49,762,265	Federal Home Loan Mortgage Association, Series 4795	0.00%	P/O	05/15/2048	38,468,296
74,375,000	Federal Home Loan Mortgage Corporation	1.00%		10/11/2018	74,162,734
8,059,640	Federal Home Loan Mortgage Corporation, Pool C0-3490	4.50%		08/01/2040	8,480,725
49,451,850	Federal Home Loan Mortgage Corporation, Pool C9-1388	3.50%		02/01/2032	50,163,599
26,386,917	Federal Home Loan Mortgage Corporation, Pool C9-1403	3.50%		03/01/2032	26,767,776
25,440,735	Federal Home Loan Mortgage Corporation, Pool C9-1413	3.50%		12/01/2031	25,806,716
12,929,261	Federal Home Loan Mortgage Corporation, Pool C9-1417	3.50%		01/01/2032	13,115,843
53,531,798	Federal Home Loan Mortgage Corporation, Pool C9-1447	3.50%		05/01/2032	54,303,666
60,544,599	Federal Home Loan Mortgage Corporation, Pool C9-1594	3.00%		01/01/2033	60,313,321
18,053,379	Federal Home Loan Mortgage Corporation, Pool C9-1596	3.00%		02/01/2033	17,984,453
9,235,638	Federal Home Loan Mortgage Corporation, Pool D9-8901	3.50%		01/01/2032	9,368,925
24,598,112	Federal Home Loan Mortgage Corporation, Pool D9-8923	3.50%		01/01/2032	24,953,089
22,858,091	Federal Home Loan Mortgage Corporation, Pool D9-9724	3.00%		11/01/2032	22,770,983
20,035,978	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	21,393,886
4,122,495	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	4,402,855
20,378,652	Federal Home Loan Mortgage Corporation, Pool G0-7801	4.00%		10/01/2044	20,914,240
39,368,194	Federal Home Loan Mortgage Corporation, Pool G0-7862	4.00%		01/01/2044	40,400,988
44,666,595	Federal Home Loan Mortgage Corporation, Pool G0-7905	4.00%		01/01/2042	45,925,716
75,010,445	Federal Home Loan Mortgage Corporation, Pool G0-8534	3.00%		06/01/2043	73,205,223
24,330,175	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	23,744,770
57,821,937	Federal Home Loan Mortgage Corporation, Pool G0-8614	3.00%		11/01/2044	56,341,327
67,742,077	Federal Home Loan Mortgage Corporation, Pool G0-8619	3.00%		12/01/2044	65,947,023
91,100,738	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	88,659,623
174,952,610	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	170,212,640
95,480,717	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	92,865,548
244,134,625	Federal Home Loan Mortgage Corporation, Pool G0-8635	3.00%		04/01/2045	237,315,354
72,141,442	Federal Home Loan Mortgage Corporation, Pool G0-8640	3.00%		05/01/2045	70,106,763
373,838,157	Federal Home Loan Mortgage Corporation, Pool G0-8648	3.00%		06/01/2045	363,192,951
72,550,004	Federal Home Loan Mortgage Corporation, Pool G0-8653	3.00%		07/01/2045	70,464,388
40,379,883	Federal Home Loan Mortgage Corporation, Pool G0-8658	3.00%		08/01/2045	39,208,090
48,138,455	Federal Home Loan Mortgage Corporation, Pool G0-8670	3.00%		10/01/2045	46,715,357
568,032,285	Federal Home Loan Mortgage Corporation, Pool G0-8675	3.00%		11/01/2045	550,931,400
239,005,566	Federal Home Loan Mortgage Corporation, Pool G0-8680	3.00%		12/01/2045	231,745,318
96,662,886	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	93,726,739
224,484,066	Federal Home Loan Mortgage Corporation, Pool G0-8692	3.00%		02/01/2046	217,604,181
75,108,359	Federal Home Loan Mortgage Corporation, Pool G0-8705	3.00%		05/01/2046	72,806,450
7,482,489	Federal Home Loan Mortgage Corporation, Pool G0-8741	3.00%		01/01/2047	7,245,901
65,947,271	Federal Home Loan Mortgage Corporation, Pool G6-0251	3.50%		10/01/2045	65,791,102
219,210,068	Federal Home Loan Mortgage Corporation, Pool G6-0393	3.50%		01/01/2046	218,987,620
36,772,593	Federal Home Loan Mortgage Corporation, Pool J2-2834	2.50%		03/01/2028	35,969,598
64,919,923	Federal Home Loan Mortgage Corporation, Pool Q1-3637	3.00%		11/01/2042	63,406,920
65,794,949	Federal Home Loan Mortgage Corporation, Pool Q1-3638	3.00%		11/01/2042	64,264,192
108,187,379	Federal Home Loan Mortgage Corporation, Pool Q1-6672	3.00%		03/01/2043	105,601,853
6,766,848	Federal Home Loan Mortgage Corporation, Pool Q2-3595	4.00%		12/01/2043	6,963,752
8,499,236	Federal Home Loan Mortgage Corporation, Pool Q2-4052	4.00%		01/01/2044	8,746,555
7,253,059	Federal Home Loan Mortgage Corporation, Pool Q2-4172	4.00%		01/01/2044	7,464,086
6,269,149	Federal Home Loan Mortgage Corporation, Pool Q2-4979	4.00%		02/01/2044	6,451,569
50,422,743	Federal Home Loan Mortgage Corporation, Pool Q3-1596	3.50%		02/01/2045	50,371,575
17,975,421	Federal Home Loan Mortgage Corporation, Pool Q3-2861	3.50%		04/01/2045	17,957,180
49,358,624	Federal Home Loan Mortgage Corporation, Pool Q3-2921	3.50%		04/01/2045	49,308,536
31,304,096	Federal Home Loan Mortgage Corporation, Pool Q3-9502	3.50%		03/01/2046	31,272,330
95,097,221	Federal Home Loan Mortgage Corporation, Pool Q4-4073	3.00%		09/01/2046	92,182,516
6,986,575	Federal Home Loan Mortgage Corporation, Pool T6-0392	4.00%		10/01/2041	7,071,254
6,477,521	Federal Home Loan Mortgage Corporation, Pool T6-0681	4.00%		05/01/2042	6,557,208
21,498,875	Federal Home Loan Mortgage Corporation, Pool T6-0782	3.50%		07/01/2042	21,253,587
35,868,636	Federal Home Loan Mortgage Corporation, Pool T6-0853	3.50%		09/01/2042	35,461,560
29,005,574	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	28,676,305
3,076,117	Federal Home Loan Mortgage Corporation, Pool T6-5110	3.50%		10/01/2042	3,041,019
4,684,071	Federal Home Loan Mortgage Corporation, Pool T6-9016	5.00%		06/01/2041	4,859,444
27,424,928	Federal Home Loan Mortgage Corporation, Pool T6-9050	3.50%		05/01/2046	27,112,290
609,363	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	627,286
149,495,801	Federal Home Loan Mortgage Corporation, Pool V8-1821	3.00%		08/01/2045	145,238,868
40,893,456	Federal Home Loan Mortgage Corporation, Pool V8-2117	3.00%		12/01/2045	39,690,867
46,099,604	Federal Home Loan Mortgage Corporation, Pool V8-2209	3.50%		02/01/2046	46,043,301
15,311,736	Federal Home Loan Mortgage Corporation, Pool V8-2248	3.50%		03/01/2046	15,286,710
64,600,338	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	62,235,384
43,484,440	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	41,828,435
1,363,201	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,447,537
864,415	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	915,786
45,348,015	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	44,104,238
441,449	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	449,304
85,687,943	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	83,630,901
36,805,767	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	35,914,049
3,140,095	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	3,338,245
110,046,781	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	107,029,646
11,451,340	Federal Home Loan Mortgage Corporation, Series 2819-MS, (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.40%	I/FI/O	06/15/2040	1,143,133
7,927,852	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	8,575,380
25,935,115	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	25,396,935
4,926,295	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	5,258,488
11,315,434	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	12,044,199
8,235,202	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	8,762,513
13,818,909	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	14,717,276
1,461,440	Federal Home Loan Mortgage Corporation, Series 2990-JL, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.58%	I/FI/O	03/15/2035	126,681
4,998,481	Federal Home Loan Mortgage Corporation, Series 3002-SN, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O	07/15/2035	752,012
3,339,618	Federal Home Loan Mortgage Corporation, Series 3030-SL, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.03%	I/FI/O	09/15/2035	369,072
1,000,698	Federal Home Loan Mortgage Corporation, Series 3045-DI, (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.66%	I/FI/O	10/15/2035	130,410
8,074,381	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	8,800,980
1,422,193	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,461,696
4,095,885	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	4,338,271
951,940	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,019,406
2,613,193	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	2,781,258
4,305,156	Federal Home Loan Mortgage Corporation, Series 3203-SE, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O	08/15/2036	643,339
5,925,219	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	6,294,753
9,388,552	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	9,974,080
5,149,031	Federal Home Loan Mortgage Corporation, Series 3261-SA, (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.36%	I/FI/O	01/15/2037	788,811
20,442,916	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	20,059,828
6,234,857	Federal Home Loan Mortgage Corporation, Series 3275-SC, (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.01%	I/FI/O	02/15/2037	834,143
1,896,255	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,914,223
4,704,906	Federal Home Loan Mortgage Corporation, Series 3326-GS, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.58%	I/FI/O	06/15/2037	463,001
995,809	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	1,084,852
11,251,672	Federal Home Loan Mortgage Corporation, Series 3355-BI, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.98%	I/FI/O	08/15/2037	1,527,591
705,579	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	741,576
1,537,307	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	1,643,247
2,938,198	Federal Home Loan Mortgage Corporation, Series 3417-SI, (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.11%	I/FI/O	02/15/2038	309,916
3,270,874	Federal Home Loan Mortgage Corporation, Series 3423-GS, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	285,862
537,112	Federal Home Loan Mortgage Corporation, Series 3423-SG, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	41,875
689,399	Federal Home Loan Mortgage Corporation, Series 3451-S, (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.96%	I/FI/O	02/15/2037	61,413
823,258	Federal Home Loan Mortgage Corporation, Series 3455-SC, (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	3.99%	I/FI/O	06/15/2038	82,119
694,089	Federal Home Loan Mortgage Corporation, Series 3473-SM, (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	4.00%	I/FI/O	07/15/2038	55,331
5,682,495	Federal Home Loan Mortgage Corporation, Series 3484-SE, (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.78%	I/FI/O	08/15/2038	625,445
5,566,132	Federal Home Loan Mortgage Corporation, Series 3519-SD, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.48%	I/FI/O	02/15/2038	642,282
1,904,595	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.79%	#I/OP/O	06/15/2038	1,898,533
118,935	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	121,213
6,997,637	Federal Home Loan Mortgage Corporation, Series 3541-EI, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.68%	I/FI/O	06/15/2039	981,120
1,050,423	Federal Home Loan Mortgage Corporation, Series 3545-SA, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.08%	I/FI/O	06/15/2039	112,006
436,973	Federal Home Loan Mortgage Corporation, Series 3549-SA, (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.73%	I/FI/O	07/15/2039	36,817
7,938,709	Federal Home Loan Mortgage Corporation, Series 3577-LS, (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	5.13%	I/FI/O	08/15/2035	1,351,855
1,575,102	Federal Home Loan Mortgage Corporation, Series 3582-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	10/15/2049	206,012
42,608,108	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	41,373,866
2,475,701	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	2,578,054
18,107,005	Federal Home Loan Mortgage Corporation, Series 3606-CS, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.28%	I/FI/O	12/15/2039	3,021,826
4,882,092	Federal Home Loan Mortgage Corporation, Series 3616-SG, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.28%	I/FI/O	03/15/2032	536,975
6,717,661	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	7,080,304
9,522,587	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	10,208,451
9,334,724	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	9,785,283
21,349,435	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	22,646,533
1,842,303	Federal Home Loan Mortgage Corporation, Series 3667-SB, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.38%	I/FI/O	05/15/2040	211,013
8,680,622	Federal Home Loan Mortgage Corporation, Series 3702-SG, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.98%	I/FI/O	08/15/2032	1,021,969
1,826,962	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	562,898
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG, (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	15.09%	I/F	08/15/2040	4,351,073
5,515,362	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	5,964,867
58,665,895	Federal Home Loan Mortgage Corporation, Series 3725-CS, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	05/15/2040	6,043,397
17,844,070	Federal Home Loan Mortgage Corporation, Series 3726-SA, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.98%	I/FI/O	09/15/2040	2,105,204
48,409,584	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	49,323,151
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC, (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	5.85%	I/F	10/15/2040	2,478,009
17,137,642	Federal Home Loan Mortgage Corporation, Series 3752-BS, (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	6.04%	I/F	11/15/2040	15,078,105
17,446,300	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	18,718,435
6,676,488	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	6,912,987
18,183,518	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	18,590,224
28,134,270	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	30,057,371
19,734,135	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	20,424,494
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,538,979
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,554,705
8,689,698	Federal Home Loan Mortgage Corporation, Series 3786-SG, (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.35%	I/F	01/15/2041	8,360,657
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,760,093
5,018,890	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	5,150,566
13,447,032	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	13,837,464
419,735	Federal Home Loan Mortgage Corporation, Series 3798-SD, (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	5.45%	I/F	12/15/2040	368,548
21,591,187	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	22,888,312
8,466,709	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	8,390,702
46,076,919	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	49,497,734
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	17,943,152
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,323,402
6,548,979	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	6,913,869
10,528,359	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	11,184,140
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	36,186,371
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW, (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	6.98%	I/F	02/15/2041	3,575,956
14,680,038	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	15,241,297
7,149,388	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	8,104,689
32,919,459	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	34,757,748
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,534,164
49,088,422	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	54,228,677
15,232,788	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	15,161,686
11,419,187	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	11,952,579
6,828,859	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	7,087,675
30,075,325	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	30,223,332
27,591,784	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	28,480,457
21,829,376	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	23,545,051
6,524,043	Federal Home Loan Mortgage Corporation, Series 3900-SB, (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.90%	I/FI/O	07/15/2041	679,859
35,118,864	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	36,435,828
25,313,266	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	27,766,600
6,737,080	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	7,134,045
11,436,631	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	11,809,733
31,575,802	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	32,241,893
3,298,470	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	3,351,757
10,951,274	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	10,823,918
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM, (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	8.48%	I/F	10/15/2041	3,420,887
6,528,894	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	6,433,845
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,298,750
31,365,380	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	31,441,522
12,513,919	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	12,675,970
62,874,936	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	61,884,788
16,098,894	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	16,284,750
54,086,342	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	55,725,266
30,666,863	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	31,737,407
14,409,153	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	13,813,989
76,244,515	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	79,003,781
75,965,880	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	78,400,921
6,820,342	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	6,571,296
42,235,095	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	41,020,617
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	98,617,600
4,049,477	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	4,033,389
4,889,679	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,656,203
47,506,536	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	46,469,578
29,849,733	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	28,167,130
6,285,812	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,796,559
43,316,915	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	42,930,897
108,897,551	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	111,478,009
31,582,126	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	28,817,408
17,348,119	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	15,893,019
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,223,675
163,262,097	Federal Home Loan Mortgage Corporation, Series 4212-US, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.02%	I/F	06/15/2043	137,264,861
8,663,115	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	8,504,549
72,441,482	Federal Home Loan Mortgage Corporation, Series 4223-US, (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	3.04%	I/F	07/15/2043	60,320,950
24,338,803	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%		07/15/2043	25,129,434
29,599,963	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	27,777,908
30,423,503	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%		07/15/2043	31,467,918
21,482,377	Federal Home Loan Mortgage Corporation, Series 4249-CS, (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	3.16%	I/F	09/15/2043	18,742,771
22,007,015	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	20,413,809
22,496,492	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	22,965,263
60,849,607	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	60,648,918
18,771,178	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%		05/15/2044	19,494,843
26,986,930	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	26,702,261
43,352,651	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	43,043,689
15,143,118	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	13,723,240
48,143,633	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	43,621,208
58,543,478	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	52,336,950
5,299,730	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	5,249,370
21,368,092	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	20,977,677
26,316,109	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	23,907,345
1,544,244	Federal Home Loan Mortgage Corporation, Series 4386-US, (-2 x 1 Month LIBOR USD + 8.14%, 8.14% Cap)	4.67%	I/F	09/15/2044	1,355,038
184,426,401	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	183,118,689
133,374,686	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	120,775,873
47,973,939	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	47,403,327
62,235,194	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	60,140,699
1,389,166	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	1,388,014
84,613,652	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	84,536,400
54,816,989	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	54,574,128
33,380,029	Federal Home Loan Mortgage Corporation, Series 4427-PS, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.53%	I/FI/O	07/15/2044	4,563,437
45,520,824	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	45,134,971
25,415,759	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	22,881,714
11,039,021	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	10,869,761
9,503,284	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	8,542,865
50,648,906	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	50,273,081
27,625,825	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	24,636,990
48,685,422	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	48,040,282
26,187,391	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%		08/15/2043	27,083,230
8,267,080	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	7,478,195
7,189,339	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,467,491
8,479,564	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	7,684,847
49,478,782	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	45,137,553
27,488,212	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	24,884,842
153,359,745	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	149,076,730
133,354,805	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	131,061,516
120,753,742	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	117,588,532
54,512,653	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	53,232,440
212,297,640	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	206,621,692
103,914,046	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	100,199,316
16,410,771	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	15,119,389
8,858,490	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	8,516,535
36,637,006	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	34,722,569
31,056,456	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	30,473,448
52,801,330	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	51,624,831
30,895,815	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	30,583,897
24,936,885	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	24,572,762
146,147,828	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	143,381,951
64,513,175	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	62,609,050
138,417,559	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	133,887,042
127,654,058	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	122,569,380
200,919,633	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	195,850,069
64,915,221	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	61,808,885
141,738,800	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	138,815,962
75,837,718	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	73,967,628
74,743,824	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	72,949,650
62,326,055	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	61,251,672
48,814,578	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	48,062,267
65,170,385	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	63,466,055
98,651,910	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	97,125,715
68,403,921	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	73,853,915
232,481,070	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z4-0117	3.00%		04/01/2045	226,659,718
6,583,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,367,363
33,580,574	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	32,805,511
77,451,694	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	74,518,560
10,740,266	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	10,007,924
170,043,516	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	163,605,754
97,630,696	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	95,504,619
66,172,724	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	64,729,108
91,239,017	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	88,020,786
42,026,690	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	40,775,459
20,300,127	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	20,281,383
25,353,825	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	24,598,977
130,654,792	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	129,244,482
113,613,560	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	109,318,335
40,481,375	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	38,950,330
121,262,094	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	116,670,370
11,292,457	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	10,865,198
867,560	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	922,739
1,328,210	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,438,660
18,018,513	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	19,877,166
3,450,949	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	3,677,922
1,584,533	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,679,655
14,055,682	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	14,803,995
12,840,151	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	13,941,833
3,618,636	Federal National Mortgage Association, Series 2004-46-PJ, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	03/25/2034	292,376
3,235,314	Federal National Mortgage Association, Series 2004-51-XP, (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	5.61%	I/FI/O	07/25/2034	554,700
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,442,124
725,474	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	737,190
255,884	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	264,415
756,167	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	775,381
7,687,677	Federal National Mortgage Association, Series 2005-87-SE, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	10/25/2035	1,002,766
6,252,027	Federal National Mortgage Association, Series 2005-87-SG, (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.61%	I/FI/O	10/25/2035	921,321
5,169,368	Federal National Mortgage Association, Series 2006-101-SA, (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.49%	I/FI/O	10/25/2036	819,826
2,147,651	Federal National Mortgage Association, Series 2006-123-LI, (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.23%	I/FI/O	01/25/2037	320,856
1,302,974	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,391,473
8,669,819	Federal National Mortgage Association, Series 2006-56-SM, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	07/25/2036	1,080,789
1,115,295	Federal National Mortgage Association, Series 2006-93-SN, (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.51%	I/FI/O	10/25/2036	119,150
12,999,567	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,925,248
1,290,475	Federal National Mortgage Association, Series 2007-116-BI, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	05/25/2037	149,394
7,623,954	Federal National Mortgage Association, Series 2007-14-PS, (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	4.72%	I/FI/O	03/25/2037	1,070,639
3,922,918	Federal National Mortgage Association, Series 2007-30-OI, (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.35%	I/FI/O	04/25/2037	612,058
665,449	Federal National Mortgage Association, Series 2007-30-SI, (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	4.02%	I/FI/O	04/25/2037	72,744
4,255,021	Federal National Mortgage Association, Series 2007-32-SG, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	04/25/2037	529,051
3,399,086	Federal National Mortgage Association, Series 2007-57-SX, (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.53%	I/FI/O	10/25/2036	455,108
4,562,745	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	4,967,215
2,343,273	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,485,831
4,229,396	Federal National Mortgage Association, Series 2007-75-ID, (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	3.78%	I/FI/O	08/25/2037	567,426
1,103,798	Federal National Mortgage Association, Series 2007-9-SD, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	03/25/2037	127,467
686,876	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	733,403
4,949,795	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	5,168,694
9,486,402	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	9,990,999
1,111,203	Federal National Mortgage Association, Series 2008-48-SD, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	06/25/2037	100,330
1,159,000	Federal National Mortgage Association, Series 2008-53-LI, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.06%	I/FI/O	07/25/2038	118,719
1,279,246	Federal National Mortgage Association, Series 2008-57-SE, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	02/25/2037	144,874
1,387,384	Federal National Mortgage Association, Series 2008-5-MS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	02/25/2038	181,574
1,303,847	Federal National Mortgage Association, Series 2008-61-SC, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	07/25/2038	123,956
928,649	Federal National Mortgage Association, Series 2008-62-SC, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	07/25/2038	63,053
2,314,964	Federal National Mortgage Association, Series 2008-65-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	08/25/2038	252,672
2,149,276	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	2,256,968
8,059,973	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	8,462,768
1,372,589	Federal National Mortgage Association, Series 2009-111-SE, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	01/25/2040	140,023
686,913	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	729,899
3,076,048	Federal National Mortgage Association, Series 2009-42-SI, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	06/25/2039	371,573
1,687,919	Federal National Mortgage Association, Series 2009-42-SX, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	06/25/2039	156,138
1,151,394	Federal National Mortgage Association, Series 2009-47-SA, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	07/25/2039	106,870
730,346	Federal National Mortgage Association, Series 2009-48-WS, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.86%	I/FI/O	07/25/2039	68,365
6,480,638	Federal National Mortgage Association, Series 2009-49-S, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	07/25/2039	858,957
770,667	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	793,046
2,076,905	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	2,165,959
1,294,024	Federal National Mortgage Association, Series 2009-70-SA, (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.71%	I/FI/O	09/25/2039	117,313
5,569,290	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	5,802,472
3,206,846	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	3,291,500
14,274,777	Federal National Mortgage Association, Series 2009-85-ES, (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	5.14%	I/FI/O	01/25/2036	2,290,828
18,842,019	Federal National Mortgage Association, Series 2009-85-JS, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	10/25/2039	3,383,802
1,941,282	Federal National Mortgage Association, Series 2009-90-IB, (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.63%	I/FI/O	04/25/2037	175,103
1,412,895	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,453,183
17,837,660	Federal National Mortgage Association, Series 2010-101-SA, (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	2.39%	I/FI/O	09/25/2040	1,674,050
8,882,896	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	9,214,118
23,995,832	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	24,762,492
5,529,897	Federal National Mortgage Association, Series 2010-10-SA, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.26%	I/FI/O	02/25/2040	787,782
2,421,182	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	2,448,345
1,359,803	Federal National Mortgage Association, Series 2010-111-S, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.86%	I/FI/O	10/25/2050	168,676
4,751,693	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	4,910,279
1,264,827	Federal National Mortgage Association, Series 2010-117-SA, (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.41%	I/FI/O	10/25/2040	78,091
3,972,149	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	4,125,806
29,444,158	Federal National Mortgage Association, Series 2010-121-SD, (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.41%	I/FI/O	10/25/2040	2,025,997
242,685	Federal National Mortgage Association, Series 2010-126-SU, (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	33.19%	I/F	11/25/2040	749,779
178,693	Federal National Mortgage Association, Series 2010-126-SX, (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.05%	I/F	11/25/2040	235,781
7,340,111	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	7,372,355
4,627,013	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	4,755,596
88,008	Federal National Mortgage Association, Series 2010-137-VS, (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.05%	I/F	12/25/2040	104,020
14,095,778	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	14,037,883
13,831,510	Federal National Mortgage Association, Series 2010-148-SA, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	01/25/2026	1,280,932
30,878,878	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	31,005,679
11,227,011	Federal National Mortgage Association, Series 2010-16-SA, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	03/25/2040	1,403,087
3,683,684	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,924,834
1,664,184	Federal National Mortgage Association, Series 2010-21-KS, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.86%	I/FI/O	03/25/2040	103,898
679,201	Federal National Mortgage Association, Series 2010-2-GS, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	12/25/2049	52,315
2,415,732	Federal National Mortgage Association, Series 2010-2-MS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	02/25/2050	259,228
2,097,926	Federal National Mortgage Association, Series 2010-31-SA, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	04/25/2040	126,672
6,339,833	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	6,369,198
5,194,715	Federal National Mortgage Association, Series 2010-34-PS, (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.84%	I/FI/O	04/25/2040	407,173
785,994	Federal National Mortgage Association, Series 2010-35-ES, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	04/25/2040	58,607
1,156,951	Federal National Mortgage Association, Series 2010-35-SV, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	04/25/2040	95,860
1,522,756	Federal National Mortgage Association, Series 2010-46-MS, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.86%	I/FI/O	05/25/2040	118,341
12,322,451	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	12,569,315
2,954,969	Federal National Mortgage Association, Series 2010-4-SK, (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	4.14%	I/FI/O	02/25/2040	381,525
1,049,900	Federal National Mortgage Association, Series 2010-58-ES, (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	7.09%	I/F	06/25/2040	1,075,714
8,066,794	Federal National Mortgage Association, Series 2010-59-MS, (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.68%	I/FI/O	06/25/2040	1,032,175
7,648,274	Federal National Mortgage Association, Series 2010-59-PS, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	03/25/2039	434,694
8,105,240	Federal National Mortgage Association, Series 2010-59-SC, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	01/25/2040	646,703
1,052,302	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,061,251
719,662	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	752,843
8,898,858	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	9,457,209
31,255,917	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	32,295,629
7,351,259	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	7,365,533
25,921,422	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	27,105,590
4,068,288	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	4,224,497
8,136,558	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	8,448,975
10,149,218	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	10,440,434
824,526	Federal National Mortgage Association, Series 2010-90-SA, (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.76%	I/FI/O	08/25/2040	86,824
2,106,392	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	2,164,635
8,668,587	Federal National Mortgage Association, Series 2010-99-SG, (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	15.09%	I/F	09/25/2040	11,987,932
1,989,211	Federal National Mortgage Association, Series 2010-9-DS, (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	3.21%	I/FI/O	02/25/2040	172,127
36,194,880	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	35,790,359
520,021	Federal National Mortgage Association, Series 2011-110-LS, (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	6.14%	I/F	11/25/2041	561,719
8,176,004	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	8,201,385
9,275,254	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	10,016,149
5,957,348	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	5,889,333
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	32,247,666
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	29,789,135
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	38,771,148
1,343,476	Federal National Mortgage Association, Series 2011-17-SA, (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.38%	I/FI/O	03/25/2041	135,395
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,016,872
4,744,126	Federal National Mortgage Association, Series 2011-27-BS, (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	5.04%	I/F	04/25/2041	4,568,878
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	55,403,953
14,050,145	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	14,446,658
37,635,379	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	38,197,132
6,678,832	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	6,908,205
15,318,731	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	15,990,941
8,864,518	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	9,061,615
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,734,909
18,976,737	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	19,778,366
4,368,135	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	4,518,876
9,312,145	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	9,720,963
19,935,565	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	20,022,809
14,255,717	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	15,194,002
2,846,497	Federal National Mortgage Association, Series 2011-48-SC, (-2 x 1 Month LIBOR USD + 9.20%, 9.20% Cap)	5.02%	I/F	06/25/2041	2,790,167
12,680,387	Federal National Mortgage Association, Series 2011-58-SA, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.46%	I/FI/O	07/25/2041	2,030,834
1,811,804	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,881,284
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,045,942
19,328,221	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	19,719,198
8,972,428	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	9,322,306
26,589,078	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	28,075,718
1,967,327	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	1,963,872
27,083,215	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	29,174,947
101,412,551	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	109,033,907
12,630,907	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	12,362,700
10,273,047	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	10,150,980
38,900,381	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	39,349,330
15,168,774	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	14,839,623
77,876,290	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	75,117,748
66,241,884	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	63,829,845
72,157,203	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	68,856,011
39,289,848	Federal National Mortgage Association, Series 2012-144-PT	4.31%	#	11/25/2049	41,354,813
10,946,045	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	11,313,374
25,015,997	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	26,101,532
18,716,289	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	18,426,977
57,757,127	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	59,307,484
47,489,193	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	48,996,514
9,059,462	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	8,765,143
34,118,760	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	34,855,364
8,625,025	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	7,938,237
24,850,068	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	24,149,522
34,622,655	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	34,238,008
31,364,238	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	32,647,039
57,086,001	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	55,158,241
25,681,368	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	23,707,724
23,074,552	Federal National Mortgage Association, Series 2013-133-ZT	3.00%		01/25/2039	20,902,821
12,288,682	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	11,327,158
20,571,830	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	18,991,869
19,292,416	Federal National Mortgage Association, Series 2013-51-HS, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/F	04/25/2043	16,067,629
5,052,105	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	4,805,088
7,059,931	Federal National Mortgage Association, Series 2013-58-SC, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F	06/25/2043	5,789,943
115,820,540	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	107,498,464
26,749,929	Federal National Mortgage Association, Series 2013-82-SH, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	12/25/2042	3,889,156
26,420,165	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	24,625,026
23,270,307	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	22,988,630
24,987,691	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	22,715,001
29,490,628	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	25,074,864
47,347,777	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	43,978,594
12,858,812	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	11,922,884
49,270,811	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	48,961,563
3,066,043	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	3,015,505
56,748,019	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	52,178,027
40,057,629	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	36,444,479
33,780,608	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	30,547,412
102,195,676	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	101,056,225
11,894,770	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	10,777,552
96,790,592	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	95,290,483
38,025,677	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	34,382,490
26,798,760	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	22,642,077
41,700,242	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	41,222,353
21,465,894	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	19,429,899
23,977,170	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	23,588,220
27,567,843	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	25,018,432
111,254,156	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	109,432,770
194,302,044	Federal National Mortgage Association, Series 2014-M11-1A	3.22%	#	08/25/2024	195,543,634
36,877,170	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	36,952,203
97,562,437	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	96,927,842
19,429,719	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	19,029,891
62,060,928	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	60,870,140
14,014,421	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	13,879,164
59,095,896	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	57,747,582
166,203,337	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	170,085,249
20,684,302	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	20,314,847
71,430,347	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	70,885,183
48,152,851	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	46,547,141
108,781,556	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	106,591,664
23,243,219	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%		10/25/2046	20,245,309
114,387,964	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	111,520,807
89,415,019	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	87,457,519
43,713,608	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	43,325,750
113,341,110	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	111,309,017
60,086,999	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	58,754,582
58,843,402	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	58,101,469
20,658,984	Federal National Mortgage Association, Series 2017-26-DA	3.00%		06/25/2043	20,288,482
30,234,925	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	29,790,620
19,618,027	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	19,452,455
20,728,113	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	20,323,915
30,260,834	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	29,551,082
103,183,685	Federal National Mortgage Association, Series 2018-21	0.00%	P/O	04/25/2048	81,990,034
14,466,646	Federal National Mortgage Association, Series 2018-23	2.75%		12/25/2043	14,055,332
261,816,326	Federal National Mortgage Association, Series 2018-27	3.00%		12/25/2047	252,313,886
127,391,524	Federal National Mortgage Association, Series 2018-27	0.00%	P/O	05/25/2048	98,402,513
77,441,213	Federal National Mortgage Association, Series 2018-33	3.00%		05/25/2048	75,122,654
33,307,483	Federal National Mortgage Association, Series 2018-33	3.00%		05/25/2048	32,112,806
229,876,758	Federal National Mortgage Association, Series 2018-36	3.00%		06/25/2048	222,972,754
83,592,732	Federal National Mortgage Association, Series 2018-38	3.00%		06/25/2048	81,018,226
261,455,586	Federal National Mortgage Association, Series 2018-39	3.00%		06/25/2048	253,548,986
9,809,466	Federal National Mortgage Association, Series 400-S4, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	11/25/2039	1,166,100
103,690,874	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	99,088,191
9,967,498	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	10,680,760
7,584,678	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	8,125,318
12,361,568	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	13,242,399
8,700,686	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	9,320,983
3,386,335	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	3,628,129
2,811,204	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	3,012,658
6,901,684	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	7,395,462
23,446	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	24,073
290,991	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	310,174
1,548,937	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,659,554
13,739,038	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	14,143,820
16,034,115	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	15,674,987
806,718	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	851,846
218,240	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	232,253
1,703,675	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,893,346
1,556,200	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,716,940
13,457,490	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	14,418,730
22,817,529	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	24,438,181
19,883,053	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	20,432,705
233,512	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	239,730
2,013,375	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	2,069,009
10,707,469	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	10,867,956
4,477,155	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,551,068
6,614,603	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	6,723,760
35,660,286	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	36,194,622
33,318,100	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	33,817,570
6,092,572	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	6,183,895
12,517,594	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	12,705,200
21,038,332	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	21,353,658
8,613,173	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	8,755,367
31,624,708	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	31,458,102
8,890,925	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	8,681,681
13,553,290	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	13,481,883
39,994,670	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	39,783,963
19,829,156	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	19,724,688
117,698,244	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	115,075,169
83,718,307	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	81,826,156
65,664,671	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	65,319,142
30,956,427	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	30,229,424
38,528,597	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	37,624,792
16,640,055	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	16,552,379
23,918,537	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	23,792,513
28,946,433	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	28,632,234
14,131,412	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	14,057,059
24,930,443	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	24,369,737
23,156,816	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	23,034,859
67,647,003	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	67,290,527
13,430,541	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	13,359,771
907,264	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	948,637
1,108,637	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,189,489
852,008	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	913,937
9,440,001	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	9,698,711
1,041,727	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	1,069,890
8,985,586	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	9,133,613
2,028,962	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,085,132
8,466,381	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	8,696,682
507,811	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	516,189
4,883,779	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	4,964,388
1,404,800	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,427,985
2,352,401	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	2,391,170
5,487,842	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	5,577,148
4,710,084	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	4,787,844
1,884,451	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,915,573
24,835,844	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	25,244,608
6,316,552	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	6,420,803
1,222,233	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,242,427
32,288,627	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	33,175,546
17,291,275	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	17,103,655
2,946,157	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	2,994,803
35,540,565	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	36,071,119
8,173,964	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	8,306,984
6,571,212	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	6,679,715
6,520,920	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	6,627,031
8,014,677	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	8,145,845
1,104,751	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	1,134,697
125,508,180	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	122,560,537
64,773,510	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	63,252,828
3,976,720	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	4,110,452
10,901,278	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	11,217,264
24,279,459	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	23,816,876
31,466,580	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	30,002,206
86,945,699	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	89,378,720
63,713,918	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	62,249,695
31,691,153	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	33,193,566
75,577,365	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	79,541,869
59,628,220	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	59,527,001
29,439,636	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	29,926,056
69,633,938	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	68,880,537
64,053,188	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	63,358,168
17,304,920	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	16,917,237
20,238,541	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	19,776,538
26,985,828	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	28,231,537
29,814,691	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	31,233,703
24,264,357	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	25,415,185
12,181,557	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	12,802,418
11,061,542	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	11,625,077
37,004,410	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	36,809,345
17,377,023	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	17,285,420
36,881,756	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	36,687,331
156,475,737	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	152,583,538
47,839,993	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	46,578,940
29,030,418	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	28,877,379
45,607,438	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	45,367,008
30,290,083	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	30,246,486
34,724,070	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	34,541,009
296,783,092	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	288,875,897
123,356,724	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	120,070,140
44,138,827	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	43,906,128
41,498,325	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	41,279,550
55,067,194	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	54,776,880
27,886,368	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	27,739,356
28,946,415	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	28,793,811
57,731,446	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	55,546,135
75,634,583	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	73,597,840
25,569,255	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	24,674,996
12,457,544	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	12,020,653
12,524,036	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	12,084,949
21,299,447	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	21,263,290
2,649,795	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,769,429
8,344	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	8,248
9,639,443	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	10,078,564
2,055,874	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	2,149,548
143,728	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	149,032
277,203	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	284,608
372,982	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	385,741
905,892	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	930,094
447,309	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	459,259
3,000,369	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	3,083,394
2,831,533	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	2,907,180
3,538,815	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	3,633,358
654,592	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	672,678
16,150,986	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	16,597,058
6,139,814	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	6,240,518
123,464,005	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	125,307,969
52,226,958	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	53,006,963
63,690,085	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	64,643,523
31,199,437	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	31,666,484
9,495,571	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	9,392,540
42,952,805	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	43,596,585
6,051,341	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	5,986,075
90,897,486	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	92,259,117
13,902,551	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	13,752,090
11,494,523	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	11,684,031
54,796,860	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	55,617,530
129,416,986	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	128,014,279
152,069,941	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	150,422,507
36,809,698	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	37,359,904
40,731,027	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	40,290,605
7,249,796	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	7,357,891
87,294,397	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	86,352,584
46,405,318	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	46,160,970
5,696,131	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	5,634,678
25,395,615	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	25,261,840
99,957,253	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	99,430,589
61,330,972	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	61,007,871
106,271,672	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	105,711,743
13,533,116	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	13,461,873
77,774,698	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	78,700,580
29,987,628	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	29,663,592
24,307,101	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	24,044,377
46,023,392	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	46,571,567
97,727,098	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	96,667,794
99,628,452	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	96,137,915
100,406,879	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	96,891,377
131,960,735	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	130,536,324
8,640,039	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	8,943,055
53,539,251	Freddie Mac REMICS, Series 4793	3.00%		06/15/2048	51,585,834
49,902,673	Freddie Mac REMICS, Series 4801	0.00%	P/O	06/15/2048	37,455,244
4,793,100	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	4,776,245
14,123,438	Government National Mortgage Association, Series 2003-67-SP, (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.02%	I/FI/O	08/20/2033	2,194,315
5,896,772	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	6,368,913
2,988,526	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	3,237,243
790,278	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	802,401
6,159,670	Government National Mortgage Association, Series 2004-83-CS, (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.00%	I/FI/O	10/20/2034	700,278
1,595,901	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,731,022
17,145,917	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	18,132,756
906,572	Government National Mortgage Association, Series 2006-24-CX, (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	24.69%	I/F	05/20/2036	1,526,770
7,833,146	Government National Mortgage Association, Series 2007-26-SJ, (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	2.61%	I/FI/O	04/20/2037	432,036
5,155,014	Government National Mortgage Association, Series 2008-2-SM, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.41%	I/FI/O	01/16/2038	842,029
8,816,307	Government National Mortgage Association, Series 2008-42-AI, (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	5.60%	I/FI/O	05/16/2038	1,933,776
3,715,326	Government National Mortgage Association, Series 2008-43-SH, (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	4.25%	I/FI/O	05/20/2038	436,979
4,198,534	Government National Mortgage Association, Series 2008-51-SC, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.17%	I/FI/O	06/20/2038	471,852
2,849,390	Government National Mortgage Association, Series 2008-51-SE, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	06/16/2038	374,427
1,456,394	Government National Mortgage Association, Series 2008-82-SM, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.97%	I/FI/O	09/20/2038	167,597
3,127,227	Government National Mortgage Association, Series 2008-83-SD, (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.47%	I/FI/O	11/16/2036	482,318
11,553,162	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	12,101,620
6,163,706	Government National Mortgage Association, Series 2009-10-NS, (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.56%	I/FI/O	02/16/2039	972,983
2,261,782	Government National Mortgage Association, Series 2009-24-SN, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.02%	I/FI/O	09/20/2038	191,137
6,423,966	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	6,762,773
35,576,934	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	37,329,838
7,337	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	7,714
4,060,525	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	4,253,197
881,653	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	905,999
3,202,164	Government National Mortgage Association, Series 2009-69-TS, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.11%	I/FI/O	04/16/2039	356,155
5,443,948	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	5,613,091
4,317,360	Government National Mortgage Association, Series 2009-87-IG, (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.66%	I/FI/O	03/20/2037	443,421
31,105,086	Government National Mortgage Association, Series 2010-106-PS, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.97%	I/FI/O	03/20/2040	3,082,887
7,902,177	Government National Mortgage Association, Series 2010-1-SA, (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.66%	I/FI/O	01/16/2040	737,805
3,730,578	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,901,174
74,146,127	Government National Mortgage Association, Series 2010-26-QS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.17%	I/FI/O	02/20/2040	11,130,668
6,263,357	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	6,715,880
6,354,502	Government National Mortgage Association, Series 2010-42-ES, (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	3.60%	I/FI/O	04/20/2040	807,331
1,933,841	Government National Mortgage Association, Series 2010-61-AS, (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.47%	I/FI/O	09/20/2039	217,684
19,336,144	Government National Mortgage Association, Series 2010-62-SB, (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.67%	I/FI/O	05/20/2040	2,214,294
10,330,301	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	11,435,343
7,833,334	Government National Mortgage Association, Series 2011-18-SN, (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.33%	I/F	12/20/2040	7,962,725
8,333,334	Government National Mortgage Association, Series 2011-18-YS, (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.33%	I/F	12/20/2040	8,063,788
4,764,775	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	4,931,534
2,991,013	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	2,516,741
27,566,104	Government National Mortgage Association, Series 2011-69-SB, (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.27%	I/FI/O	05/20/2041	2,942,191
25,890,459	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	26,792,177
10,093,514	Government National Mortgage Association, Series 2011-72-AS, (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.30%	I/FI/O	05/20/2041	1,118,264
7,637,830	Government National Mortgage Association, Series 2011-72-SK, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.07%	I/FI/O	05/20/2041	926,690
4,576,638	Government National Mortgage Association, Series 2012-105-SE, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.12%	I/FI/O	01/20/2041	302,738
10,422,484	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	10,265,921
27,041,170	Government National Mortgage Association, Series 2013-116-LS, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.07%	I/FI/O	08/20/2043	4,023,342
27,748,389	Government National Mortgage Association, Series 2013-136-CS, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.11%	I/FI/O	09/16/2043	3,887,516
19,022,002	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	16,790,115
58,636,310	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	51,756,400
18,906,044	Government National Mortgage Association, Series 2013-186-SG, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	02/16/2043	2,499,691
18,290,440	Government National Mortgage Association, Series 2013-26-MS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.17%	I/FI/O	02/20/2043	2,811,623
39,009,004	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	38,225,411
35,589,271	Government National Mortgage Association, Series 2014-163-PS, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.52%	I/FI/O	11/20/2044	4,180,067
36,708,434	Government National Mortgage Association, Series 2014-167-SA, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.52%	I/FI/O	11/20/2044	4,274,132
55,504,137	Government National Mortgage Association, Series 2014-21-SE, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.47%	I/FI/O	02/20/2044	7,098,713
30,967,504	Government National Mortgage Association, Series 2014-39-SK, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.12%	I/FI/O	03/20/2044	3,919,898
27,276,373	Government National Mortgage Association, Series 2014-59-DS, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	04/16/2044	3,727,559
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	7,442,312

Total US Government and Agency Mortgage Backed Obligations (Cost $24,266,080,343)					23,798,236,414

US Government and Agency Obligations - 4.7%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	68,027,017
515,110,000	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2022	504,670,971
250,000,000	United States Treasury Notes	1.38%		09/30/2019	246,796,875
250,000,000	United States Treasury Notes	1.50%		10/31/2019	246,928,710
600,000,000	United States Treasury Notes	1.63%		11/15/2022	573,152,346
700,000,000	United States Treasury Notes	2.00%		02/15/2023	678,138,671

Total US Government and Agency Obligations (Cost $2,363,406,893)					2,317,714,590

Short Term Investments - 6.6%
434,851,068	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		434,851,068
434,851,068	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		434,851,068
434,851,068	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		434,851,068
250,000,000	United States Treasury Bills	0.00%		07/26/2018	249,712,918
250,000,000	United States Treasury Bills	0.00%		08/16/2018	249,432,422
250,000,000	United States Treasury Bills	0.00%		08/30/2018	249,240,000
250,000,000	United States Treasury Bills	0.00%		09/13/2018	249,053,280
250,000,000	United States Treasury Bills	0.00%		09/27/2018	248,862,655
250,000,000	United States Treasury Bills	0.00%		10/18/2018	248,548,750
250,000,000	United States Treasury Bills	0.00%		11/15/2018	248,115,833
250,000,000	United States Treasury Bills	0.00%		11/29/2018	247,890,625

Total Short Term Investments (Cost $3,295,352,382)					3,295,409,687

Total Investments - 101.0% (Cost $51,074,351,588)					50,325,283,011
Liabilities in Excess of Other Assets - (1.0)%					(499,584,534)

NET ASSETS - 100.0%					$49,825,698,477

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $12,708,819,975 or 25.5% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

P/O	Principal only security

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

Þ	Value determined using significant unobservable inputs.

¥	Illiquid security

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	47.8%
Non-Agency Residential Collateralized Mortgage Obligation	25.7%
Non-Agency Commercial Mortgage Backed Obligation	7.0%
Short Term Investment	6.6%
Collateralized Loan Obligation	5.2%
US Government and Agency Obligations	4.7%
Asset Backed Obligations	4.0%
Other Assets and Liabilities	(1.0)%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.4%
4,833,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	4,819,961
4,159,090	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	4,211,104
10,862,182	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	10,874,358
5,502,374	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	5,458,234
5,000,000	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	5,034,515
5,276,117	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	5,194,603
12,772,773	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	12,829,796
14,701,500	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	14,933,529
11,500,000	College Ave Student Loans LLC, Series 2018-A-A1, (1 Month LIBOR USD + 1.20%)	0.00%	^	12/26/2047	11,493,537
2,902,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	2,913,560
17,820,000	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	17,989,778
5,400,000	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	5,406,234
14,003,859	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	13,914,150
9,507,925	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	9,663,612
5,974,282	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	6,119,259
4,962,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	4,983,362
467,104	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	466,946
2,857,584	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	2,868,965
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,448,965
11,974,406	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	12,033,952
7,850,840	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	7,877,555
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	5,898,472
7,350,424	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	7,495,455
1,457,650	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	1,456,872
1,477,726	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	1,477,034
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	512,688
520,047	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	519,786
5,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,925,070
5,026,918	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	4,970,687
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	4,999,296
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	1,966,458
9,626,039	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	9,623,578
1,187,098	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,196,860
5,000,000	STARR, Series 2018-1-A	4.09%	^	05/15/2043	4,992,110
2,684,979	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,670,352
4,428,594	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	4,467,770
12,956,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	12,972,466
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	4,970,429
13,600,038	Wildcat LLC, Series 2017-1A-A	4.12%	¥Þ	06/30/2027	13,461,318

Total Asset Backed Obligations (Cost $254,252,774)					255,112,676

Bank Loans - 5.3%
1,675,420	Acadia Healthcare Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		02/16/2023	1,682,600
270,885	Access CIG LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	02/27/2025	271,698
2,174,115	Access CIG LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		02/27/2025	2,180,637
805,000	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.07%		11/22/2023	799,969
3,865,832	Acrisure LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		11/22/2023	3,863,436
2,590,770	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		04/28/2022	2,522,762
2,587,523	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	2,488,072
550,000	Albertsons Cos, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.36%		05/03/2023	550,003
2,040,000	Aleris International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	2,025,332
896,808	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/04/2024	897,256
2,639,622	Almonde, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.81%		06/13/2024	2,596,913
2,625,000	Almonde, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/16/2025	2,535,579
2,035,690	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		06/21/2024	2,030,601
1,458,303	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		09/01/2021	956,100
4,408,981	Amneal Pharmaceuticals LLC, Secured Term Loan (2 Month LIBOR USD + 3.50%)	5.63%		05/05/2025	4,407,614
5,225,450	Applied Systems, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	5,238,906
950,755	Chill Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/20/2024	956,402
1,583,283	Ascend Learning LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		07/12/2024	1,581,304
4,495,275	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		10/22/2024	4,481,250
1,170,000	Asurion LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.48%		08/04/2025	1,167,075
5,176,798	Asurion LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/03/2023	5,175,866
4,138,844	Avantor, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		11/21/2024	4,164,712
3,655,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.25%		10/18/2018	3,609,312
3,673,500	Avaya, Inc., Senior Secured 1st Lien Term Loan	7.06%	#	12/15/2024	3,683,547
2,600,000	Blackstone Group, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.86%		10/31/2024	2,598,778
4,368,685	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.53%		02/02/2024	4,373,054
1,965,000	Blackhawk Network Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.07%		06/16/2025	1,962,131
743,138	Blount International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		04/12/2023	748,715
5,225,000	BMC Software Finance, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.55%		09/30/2025	5,198,875
	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan
705,712	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	707,875
3,704,988	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		06/21/2024	3,716,344
4,040,000	Bison Midstream Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.09%		05/21/2025	4,050,100
	Bright Bidco BV, Senior Secured 1st Lien Term Loan
2,153,127	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	2,139,670
1,013,236	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		06/28/2024	1,006,903
4,144,098	BWAY Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%		04/03/2024	4,127,273
4,011,027	Canyon Valor Companies, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/16/2023	4,011,027
204,022	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.10%		03/24/2025	205,807
3,411,450	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		11/01/2024	3,388,013
1,407,925	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/18/2024	1,391,734
2,921,353	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/07/2023	2,689,836
4,499,625	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		01/31/2025	4,414,312
819,019	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 0.00%, 1.00% Floor)	2.21%		03/19/2021	818,798
156,427	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	156,384
308,506	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	308,423
1,325,698	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	1,325,340
2,596,460	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/01/2024	2,598,901
5,215,100	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/01/2024	5,203,679
5,022,325	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		06/07/2023	5,035,659
2,630,000	CHG PPC Parent LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		03/31/2025	2,623,425
1,970,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		10/02/2024	1,973,073
3,104,804	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	3,073,756
3,531,150	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		12/20/2024	3,556,309
3,419,619	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		12/15/2021	3,431,587
1,295,000	Concentra, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.74%		06/01/2022	1,296,619
4,125,510	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.33%		04/19/2024	4,147,850
1,229,643	Coronado Australian Holdings Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	1,243,476
335,357	Coronado Australian Holdings Pty Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	339,130
1,945,000	Covia Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	1,947,742
1,563,938	CP VI Bella Topco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		12/27/2024	1,561,498
1,154,486	CPI Holdco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/21/2024	1,161,944
4,261,878	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.31%		07/03/2020	4,147,361
4,165,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		11/29/2024	4,167,603
1,347,000	CVS Holdings LP, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.10%		02/06/2025	1,336,898
3,920,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		05/01/2024	3,922,450
540,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	540,000
3,595,000	Deerfield Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		02/13/2025	3,585,258
893,258	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		02/01/2024	883,070
529,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	06/06/2025	530,986
2,116,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.76%		06/06/2025	2,123,946
135,000	DexKo Global Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%	&	07/24/2024	135,422
379,050	Dexko Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		07/24/2024	380,591
3,140,440	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.61%		05/27/2024	3,014,822
255,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.05%		06/26/2026	257,510
1,685,000	Edelman Financial Center LLC., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.55%		06/26/2025	1,685,008
3,550,000	EG America LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	3,524,706
640,000	EG Finco Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.34%		02/07/2025	635,440
1,010,000	Energy Acquisition LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.59%		06/26/2025	1,004,950
948,270	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.10%		12/01/2023	948,669
4,012,679	Equian Buyer Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.33%		05/20/2024	4,005,978
3,484,165	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		03/08/2024	3,485,036
952,399	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	903,289
3,324,221	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	3,334,626
1,280,796	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.31%		11/29/2024	1,287,200
4,387,480	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	4,387,480
	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan
2,322,310	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.82%		04/15/2021	2,329,776
774,103	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		04/15/2021	776,592
2,120,000	Filtration Group Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.30%		03/31/2025	2,122,915
4,161,355	Flexera Software LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		02/26/2025	4,159,420
4,005,184	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	3,988,302
2,829,962	Forterra Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		10/25/2023	2,650,429
4,220,000	Frontera Generation Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		05/02/2025	4,222,638
2,184,257	FTS International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/16/2021	2,196,085
4,116,242	Garda World Security Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.80%		05/24/2024	4,125,236
2,688,824	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		04/01/2024	2,690,867
535,000	Gavilan Resources LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	527,981
4,148,565	Greeneden US Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		12/01/2023	4,153,751
1,065,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%)	9.30%		06/22/2026	1,080,975
1,728,846	Gentiva Health Services, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	06/23/2025	1,720,202
2,766,154	Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.05%		06/23/2025	2,752,323
1,495,000	Gopher Resource LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		03/06/2025	1,498,738
5,315,000	GrafTech Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.50%		02/12/2025	5,295,095
2,006,699	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		04/25/2024	2,003,358
4,935,000	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 2.75%)	4.88%		06/02/2025	4,871,783
1,145,000	Gulf Finance LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.59%		08/25/2023	993,287
2,802,320	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.59%		08/18/2023	2,792,988
1,244,453	Hargray Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		05/16/2024	1,242,898
2,043,222	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.25%		12/06/2024	2,048,330
4,159,625	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.59%		08/05/2024	4,173,289
825,000	H-Food Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/23/2025	818,503
1,703,149	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	5.34%		07/01/2022	1,709,893
2,582,658	Informatica LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		08/05/2022	2,590,044
4,115,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.72%		11/30/2023	4,111,461
3,615,938	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.99%		¥11/14/2024	3,617,077
4,372,750	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.98%		07/31/2024	4,375,505
	HVSC Merger Sub Corporation, Guaranteed Senior Secured 1st Lien Term Loan
1,737,788	(1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/28/2024	1,751,542
855,925	(2 Month LIBOR USD + 4.00%, 1.00% Floor)	6.17%		10/28/2024	862,700
4,230,000	ION Trading Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.30%		11/21/2024	4,203,563
	IRB Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan
2,135,769	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.25%		02/05/2025	2,141,995
1,747,448	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		02/05/2025	1,752,542
5,242,512	Jaguar Holding Company II, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		08/18/2022	5,223,194
2,601,602	Jo-Ann Stores LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	2,587,514
2,335,000	KBR Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		04/25/2025	2,342,297
2,475,399	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		08/01/2022	2,475,399
1,785,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.30%		06/23/2025	1,771,613
3,229,199	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/30/2022	3,100,531
3,021,905	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		05/15/2023	3,009,062
5,191,403	Kronos Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		11/01/2023	5,188,158
24,706	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		12/01/2023	24,799
1,460,231	Learfield Communications, Senior Secured 1st Lien Term Loan	4.73%	#&	12/01/2023	1,463,882
3,571,157	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.06%		06/10/2022	3,567,408
915,000	Lions Gate Capital Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.34%		03/24/2025	913,477
2,615,000	Lucid Energy Group II Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/18/2025	2,605,194
409,853	EOC Group, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.20%	&	03/20/2025	407,292
2,560,147	EOC Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.20%		03/20/2025	2,544,146
4,450,000	McDermott International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/12/2025	4,478,057
1,350,000	Meredith Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		01/31/2025	1,351,370
4,047,915	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		09/28/2023	4,027,675
449,585	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.48%		01/17/2024	450,030
271,642	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	270,509
3,368,358	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	3,354,312
575,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		12/01/2025	576,619
1,913,454	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		10/13/2023	1,812,041
5,186,124	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		06/07/2023	5,164,653
405,000	MX Holdings US, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.32%		06/18/2025	405,761
3,070,617	National Vision, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/20/2024	3,069,972
3,461,823	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.48%		01/17/2024	3,465,251
1,602,380	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.31%		02/01/2024	1,562,320
3,255,000	Oryx Southern Delaware Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		02/28/2025	3,222,450
3,892,885	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		09/27/2024	3,876,671
4,171,225	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	4,135,394
1,305,000	Phoenix Services Merger Sub LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.75%		03/03/2025	1,310,709
5,026,813	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.60%		03/21/2025	5,049,333
2,850,000	Ply Gem Holdings, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		04/12/2025	2,847,335
2,470,000	Plantronics, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.80%		06/02/2025	2,468,851
4,147,791	Playa Resorts Holding BV, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/29/2024	4,108,905
4,997,250	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.78%		12/06/2024	4,986,006
1,110,896	Polycom, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.34%		09/27/2023	1,113,328
4,940,000	PowerTeam Services LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	4,889,069
946,779	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		10/20/2022	942,343
4,112,161	Prime Security Services Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		05/02/2022	4,097,439
2,605,000	Pro Mach Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.02%		03/07/2025	2,576,019
3,057,970	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.99%		04/26/2024	3,046,502
2,665,000	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		05/16/2025	2,658,897
1,787,310	RCN Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		02/01/2024	1,763,709
4,855,000	Radiology Partners Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.55%		07/04/2025	4,824,656
1,175,000	Renaissance Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/02/2025	1,170,782
2,887,058	RentPath LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%		¥12/17/2021	2,648,876
3,366,089	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		02/06/2023	3,363,278
2,591,017	Robertshaw US Holding Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.63%		02/28/2025	2,591,017
	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan
4,222,682	(2 Month LIBOR USD + 2.75%)	4.92%		08/14/2024	4,200,259
990,506	(1 Month LIBOR USD + 2.75%)	4.94%		08/14/2024	985,246
2,945,683	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		10/31/2022	2,958,570
620,000	Securus Technologies Holdings LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.82%	±&	11/01/2024	623,875
4,278,489	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		11/01/2024	4,305,230
3,878,250	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.80%		03/01/2021	3,877,048
1,050,000	Severin Aquisition LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		07/31/2025	1,044,094
2,850,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	2,844,671
3,175,000	SIWF Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		06/13/2025	3,194,844
1,035,000	LUX HOLDCO III, Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	5.10%		03/28/2025	1,035,864
1,805,000	SMG US Midco 2, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		01/23/2025	1,805,000
2,059,338	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		02/05/2024	2,061,047
2,755,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.30%		12/18/2023	2,752,755
570,000	Solenis International LP, Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/18/2024	563,588
5,183,956	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/03/2023	5,167,756
5,096,159	Sophia LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		09/30/2022	5,083,418
945,000	Sound Inpatient Physicians, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.30%		06/19/2025	947,367
3,013,697	Southern Graphics Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		12/30/2022	3,011,347
585,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	577,202
1,547,059	StandardAero Aviation Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/07/2022	1,551,414
1,384,047	Staples, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.36%		09/12/2024	1,367,833
985,000	Stars Group Holdings B.V., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.80%		07/31/2025	980,075
1,427,812	Syncreon Group BV, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	1,351,067
3,061,836	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		02/06/2024	2,950,845
3,339,222	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.84%		11/17/2023	3,320,439
3,236,847	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/01/2024	3,228,075
3,370,000	Tenneco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.73%		06/18/2025	3,342,636
4,670,000	Titan Acquisition Ltd., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		03/28/2025	4,606,978
4,222,063	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.85%		02/01/2023	4,219,425
4,989,438	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		06/09/2023	4,966,361
2,025,255	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		05/30/2025	2,012,445
2,055,141	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 4.50%)	7.00%		01/25/2024	2,070,554
1,466,584	TravelClick Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		05/06/2021	1,482,628
2,595,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.34%		09/27/2024	2,598,010
2,243,594	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		01/26/2024	2,244,996
119,685	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		12/24/2020	119,984
3,368,547	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		12/30/2022	3,325,025
4,065,000	U.S. Silica Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.13%		05/01/2025	4,070,081
3,521,901	UFC Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		08/18/2023	3,528,945
1,685,888	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		04/12/2024	1,557,347
3,453,537	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/28/2022	3,408,572
435,000	USIC Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		12/08/2023	434,817
590,000	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.98%		06/02/2025	588,773
3,615,395	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		06/30/2023	3,597,318
3,205,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.57%		06/04/2025	3,188,655
375,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.48%		10/10/2024	372,617
3,027,413	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/10/2024	3,020,979
3,546,113	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		12/02/2024	3,528,932
2,640,000	WP CPP Holdings LLC, Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%)	6.28%		04/30/2025	2,656,170
3,305,000	Yak Access LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.32%		07/31/2025	3,205,850
3,720,593	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		10/01/2021	3,620,267
1,300,000	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.26%		03/07/2025	1,298,375
2,972,770	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (Prime Rate + 3.00%, 1.00% Floor)	8.00%		12/20/2023	2,972,770

Total Bank Loans (Cost $562,628,743)					559,713,912

Collateralized Loan Obligations - 2.7%
875,000	Adams Mill Ltd., Series 2014-1A-D1, (3 Month LIBOR USD + 3.50%)	5.85%	^	07/15/2026	876,490
1,000,000	AIMCO, Series 2018-AA-D, (3 Month LIBOR USD + 2.55%)	4.39%	^	04/17/2031	997,775
3,000,000	ALM LLC, Series 2013-7RA-CR, (3 Month LIBOR USD + 4.04%)	6.39%	^	10/15/2028	3,049,973
3,800,000	ALM LLC, Series 2013-8A-CR, (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.30%	^	10/15/2028	3,819,703
2,700,000	ALM LLC, Series 2016-19A-B, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2028	2,725,781
2,000,000	ALM LLC, Series 2016-19A-C, (3 Month LIBOR USD + 4.35%)	6.70%	^	07/15/2028	2,018,092
1,000,000	Apidos Ltd., Series 2013-12A-DR, (3 Month LIBOR USD + 2.60%)	4.64%	^	04/15/2031	985,769
1,489,113	Apidos Ltd., Series 2013-16A-A1R, (3 Month LIBOR USD + 0.98%)	3.34%	^	01/19/2025	1,489,842
2,950,000	Apidos Ltd., Series 2013-16A-BR, (3 Month LIBOR USD + 1.95%)	4.31%	^	01/19/2025	2,954,404
1,000,000	Apidos Ltd., Series 2014-18A-D, (3 Month LIBOR USD + 5.20%)	7.56%	^	07/22/2026	1,003,428
1,500,000	Apidos Ltd., Series 2015-20A-C, (3 Month LIBOR USD + 3.70%)	6.05%	^	01/16/2027	1,499,965
2,250,000	Apidos Ltd., Series 2015-21A-C, (3 Month LIBOR USD + 3.55%, 3.55% Floor)	5.91%	^	07/18/2027	2,250,000
5,000,000	Atrium Corporation, Series 9A-DR, (3 Month LIBOR USD + 3.60%)	5.92%	^	05/28/2030	5,043,175
5,000,000	Babson Ltd., Series 2015-2A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/20/2030	4,993,502
3,400,000	Babson Ltd., Series 2015-IA-DR, (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.96%	^	01/20/2031	3,371,922
3,250,000	Babson Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.60%)	5.96%	^	07/18/2029	3,263,004
2,250,000	Barings Ltd., Series 2016-3A-C, (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.30%	^	01/15/2028	2,270,387
2,000,000	Barings Ltd., Series 2018-1A-C, (3 Month LIBOR USD + 2.60%)	4.92%	^	04/15/2031	2,000,365
5,100,000	Barings Ltd., Series 2018-3A-D, (3 Month LIBOR USD + 2.90%)	4.97%	^	07/20/2029	5,099,910
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2, (3 Month LIBOR USD + 6.40%)	8.75%	^	07/15/2026	1,001,470
10,100,000	BlueMountain Ltd., Series 2012-2A-DR, (3 Month LIBOR USD + 4.15%)	6.48%	^	11/20/2028	10,207,088
3,000,000	BlueMountain Ltd., Series 2013-1A-CR, (3 Month LIBOR USD + 4.15%)	6.51%	^	01/20/2029	3,031,077
5,000,000	BlueMountain Ltd., Series 2015-2A-D, (3 Month LIBOR USD + 3.55%, 3.55% Floor)	5.91%	^	07/18/2027	5,016,778
4,000,000	BlueMountain Ltd., Series 2015-3A-CR, (3 Month LIBOR USD + 2.60%)	4.94%	^	04/20/2031	4,007,425
2,000,000	BlueMountain Ltd., Series 2016-3A-D, (3 Month LIBOR USD + 3.85%)	6.19%	^	11/15/2027	2,010,309
2,000,000	Bristol Park Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 4.10%)	6.45%	^	04/15/2029	2,033,203
5,000,000	California Street LP, Series 2012-9A-DR, (3 Month LIBOR USD + 3.96%)	6.31%	^	10/16/2028	5,020,544
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR, (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.11%	^	01/30/2031	2,725,619
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR, (3 Month LIBOR USD + 3.65%)	6.00%	^	04/15/2029	1,510,218
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR, (3 Month LIBOR USD + 2.80%)	0.00%	^	07/15/2031	3,003,749
1,500,000	Canyon Capital Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.60%)	5.95%	^	07/15/2030	1,506,587
4,000,000	Canyon Capital Ltd., Series 2018-1A-D, (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.94%	^	07/15/2031	3,999,563
2,000,000	Carlyle Ltd., Series 2016-4A-C, (3 Month LIBOR USD + 3.90%)	6.26%	^	10/20/2027	2,012,209
5,000,000	Cent Ltd., Series 2014-21A-D, (3 Month LIBOR USD + 5.00%)	7.37%	^	07/27/2026	4,998,093
1,000,000	Cent Ltd., Series 2014-22A-C, (3 Month LIBOR USD + 3.75%)	6.11%	^	11/07/2026	1,003,154
3,250,000	Cook Park Ltd., Series 2018-1A-D, (3 Month LIBOR USD + 2.60%)	4.95%	^	04/17/2030	3,248,383
10,000,000	CVP Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.34%)	3.70%	^	07/20/2030	10,076,907
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR, (3 Month LIBOR USD + 4.35%)	6.70%	^	10/15/2028	10,089,574
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D, (3 Month LIBOR USD + 2.55%, 2.55% Floor)	4.44%	^	05/15/2031	1,999,151
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	0.00%	^	07/15/2030	2,250,000
2,000,000	Gilbert Park Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 2.95%)	5.30%	^	10/15/2030	2,001,224
4,000,000	Gilbert Park Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.40%)	8.75%	^	10/15/2030	4,071,201
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.35%)	5.71%	^	04/20/2029	2,007,331
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D, (3 Month LIBOR USD + 2.85%)	5.29%	^	04/20/2030	4,999,687
5,250,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D, (3 Month LIBOR USD + 3.35%, 3.35% Floor)	5.71%	^	07/20/2027	5,256,082
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2, (3 Month LIBOR USD + 2.40%)	4.76%	^	01/18/2031	3,494,705
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C, (3 Month LIBOR USD + 2.70%)	5.06%	^	08/01/2025	741,092
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D, (3 Month LIBOR USD + 3.65%)	6.01%	^	10/22/2025	1,502,091
2,500,000	Highbridge Loan Management Ltd., Series 2016-8A-DR, (3 Month LIBOR USD + 2.90%, 2.90% Floor)	0.00%	^	07/20/2030	2,500,000
3,500,000	Jay Park Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.85%)	6.21%	^	10/20/2027	3,513,878
4,000,000	LCM LP, Series 14A-DR, (3 Month LIBOR USD + 2.75%)	5.15%	^	07/20/2031	4,000,243
1,000,000	LCM LP, Series 16A-DR, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2026	1,002,482
2,000,000	LCM LP, Series 19A-D, (3 Month LIBOR USD + 3.45%, 3.45% Floor)	5.80%	^	07/15/2027	2,005,348
750,000	Madison Park Funding Ltd., Series 2014-14A-E, (3 Month LIBOR USD + 4.75%)	7.11%	^	07/20/2026	752,659
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR, (3 Month LIBOR USD + 3.45%)	5.82%	^	01/27/2026	2,003,399
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.81%	^	01/27/2026	1,253,113
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D, (3 Month LIBOR USD + 5.50%)	7.86%	^	04/20/2026	1,003,699
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/21/2030	5,018,750
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR, (3 Month LIBOR USD + 4.00%)	6.35%	^	07/15/2029	5,666,161
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D, (3 Month LIBOR USD + 3.35%)	5.70%	^	07/17/2025	2,002,657
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR, (3 Month LIBOR USD + 3.00%, 3.00% Floor)	0.00%	^	07/17/2030	2,000,000
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR, (3 Month LIBOR USD + 3.70%)	6.06%	^	07/19/2030	6,962,790
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E, (3 Month LIBOR USD + 4.50%)	6.85%	^	07/17/2025	1,967,590
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR, (3 Month LIBOR USD + 5.45%, 5.45% Floor)	7.81%	^	01/22/2030	2,478,075
3,500,000	Octagon Investment Partners Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2027	3,503,840
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 4.75%)	7.10%	^	07/15/2027	10,012,644
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	03/17/2030	4,027,615
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.20%)	8.56%	^	03/17/2030	1,769,292
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C, (3 Month LIBOR USD + 2.85%)	0.00%	^	07/25/2030	2,500,000
10,000,000	Stewart Park Ltd., Series 2015-1A-DR, (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.95%	^	01/15/2030	9,889,936
2,500,000	Symphony Ltd., Series 2016-17A-DR, (3 Month LIBOR USD + 2.65%)	5.00%	^	04/15/2028	2,500,144
4,000,000	TCI-Cent Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 4.00%)	6.37%	^	12/21/2029	4,037,398
2,000,000	TCI-Cent Ltd., Series 2017-1A-C, (3 Month LIBOR USD + 3.65%)	6.01%	^	07/25/2030	2,018,620
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.05%)	5.40%	^	07/17/2028	5,029,096
5,000,000	TCI-Symphony Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 3.80%, 3.80% Floor)	6.14%	^	10/13/2029	5,021,657
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R, (3 Month LIBOR USD + 3.40%)	5.76%	^	10/20/2026	2,005,293
3,000,000	Voya Ltd., Series 2014-1A-CR2, (3 Month LIBOR USD + 2.80%)	5.16%	^	04/18/2031	3,006,023
4,000,000	Voya Ltd., Series 2018-2A-D, (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.12%	^	07/15/2031	3,999,285
2,000,000	Wind River Ltd., Series 2012-1A-DR, (3 Month LIBOR USD + 4.10%)	6.45%	^	01/15/2026	2,017,287
2,810,000	Wind River Ltd., Series 2013-1A-CR, (3 Month LIBOR USD + 3.65%)	6.01%	^	07/20/2030	2,842,979
2,250,000	Wind River Ltd., Series 2014-1A-DRR, (3 Month LIBOR USD + 3.00%, 3.00% Floor)	0.00%	^	07/18/2031	2,249,746
1,000,000	Wind River Ltd., Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.10%	^	01/15/2031	990,481
4,100,000	Wind River Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.20%)	5.55%	^	07/15/2028	4,099,917
2,000,000	Wind River Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 4.65%)	7.00%	^	07/15/2028	1,999,931
3,000,000	Wind River Ltd., Series 2017-3A-D, (3 Month LIBOR USD + 3.15%)	5.50%	^	10/15/2030	3,005,590
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	0.00%	^	07/15/2030	4,000,000

Total Collateralized Loan Obligations (Cost $276,995,633)					279,195,619

Foreign Corporate Bonds - 9.4%
1,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	988,960
3,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,633,285
14,235,000	AerCap Global Aviation Trust	3.50%		01/15/2025	13,370,448
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,417,000
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,355,750
950,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	958,312
2,000,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	1,981,608
500,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	481,584
2,000,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	2,056,879
2,000,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	1,968,759
13,020,000	Anglo American Capital PLC	4.50%	^	03/15/2028	12,585,969
620,000	Ardagh Packaging Finance, Inc.	7.25%	^	05/15/2024	647,125
3,150,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	3,075,187
13,375,000	AstraZeneca Plc	2.38%		06/12/2022	12,877,381
4,005,000	Avation Capital S.A.	6.50%	^	05/15/2021	4,035,037
11,430,000	Axiata SPV2 BHD	3.47%		11/19/2020	11,380,851
1,000,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	932,500
200,000	Banco BTG Pactual S.A., (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	202,604
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,002,400
200,000	Banco de Costa Rica	5.25%		08/12/2018	200,240
12,620,000	Banco de Credito del Peru	2.25%		10/25/2019	12,446,475
3,300,000	Banco de Credito del Peru	5.38%		09/16/2020	3,435,300
6,200,000	Banco de Credito e Inversiones	4.00%		02/11/2023	6,178,019
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,141,000
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,010,000
4,000,000	Banco del Estado de Chile	4.13%		10/07/2020	4,046,802
4,000,000	Banco del Estado de Chile	2.67%	^	01/08/2021	3,899,354
3,250,000	Banco del Estado de Chile	3.88%		02/08/2022	3,247,315
14,800,000	Banco do Brasil S.A., (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	11,636,500
12,450,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	13,010,250
1,000,000	Banco International del Peru S.A.A., (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	1,050,000
1,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,485,000
2,000,000	Banco Macro S.A., (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,880,000
200,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	198,468
800,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	802,000
5,300,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	5,391,690
300,000	Banco Santander	3.88%		09/20/2022	299,028
13,000,000	Banco Santander, (3 Month LIBOR USD + 1.09%)	3.42%		02/23/2023	13,042,645
10,305,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	10,395,169
2,640,000	Bancolombia S.A.	6.13%		07/26/2020	2,755,500
200,000	Bancolombia S.A., (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	190,252
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,365,625
10,205,000	Bank of Montreal, (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	9,465,750
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,279,687
9,890,000	Barclays PLC, (3 Month LIBOR USD + 1.38%)	3.71%		05/16/2024	9,816,134
1,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,851,750
600,000	BBVA Bancomer S.A., (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	559,500
1,900,000	BBVA Bancomer S.A., (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	1,693,375
2,450,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,361,156
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	16,011,280
2,100,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,133,579
11,900,000	Bharti Airtel Ltd.	5.13%		03/11/2023	11,782,987
7,300,000	Bharti Airtel Ltd.	4.38%		06/10/2025	6,739,268
13,195,000	BNP Paribas S.A.	3.38%	^	01/09/2025	12,480,799
12,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	11,704,422
1,500,000	C&W Senior Financing DAC	6.88%		09/15/2027	1,441,875
1,250,000	Camposol S.A.	10.50%	^	07/15/2021	1,318,750
1,200,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,162,500
1,800,000	Canacol Energy Ltd.	7.25%		05/03/2025	1,743,750
6,787,000	Canadian Natural Resources Ltd.	2.95%		01/15/2023	6,552,877
2,587,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,651,054
2,954,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,880,872
5,000,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	4,801,793
1,200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	1,224,044
13,155,000	CNOOC Finance Ltd.	3.75%		05/02/2023	13,139,806
5,900,000	CNOOC Finance Ltd.	3.50%		05/05/2025	5,695,825
2,000,000	CNPC General Capital Ltd.	3.95%		04/19/2022	2,019,658
11,000,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	11,303,460
650,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	651,747
100,000	Colombia Telecomunicaciones S.A., (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	104,750
700,000	Comcel Trust	6.88%		02/06/2024	720,002
16,755,000	Corpbanca S.A.	3.88%		09/22/2019	16,835,227
6,610,000	Cosan Overseas Ltd.	8.25%	†	08/05/2018	6,618,263
13,315,000	Credit Agricole S.A.	3.75%	^	04/24/2023	13,055,166
13,175,000	Credit Suisse Group AG, (3 Month LIBOR USD + 1.24%)	3.57%	^	06/12/2024	13,173,749
200,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%	^	07/25/2022	200,585
9,050,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	8,661,275
400,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	401,120
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,771,880
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	2,583,750
7,100,000	Digicel Ltd.	7.13%		04/01/2022	4,703,750
3,300,000	ECL S.A.	5.63%		01/15/2021	3,421,597
11,000,000	Ecopetrol S.A.	7.63%		07/23/2019	11,509,300
2,500,000	Ecopetrol S.A.	5.88%		09/18/2023	2,656,250
11,034,000	Embotelladora Andina S.A.	5.00%		10/01/2023	11,454,465
1,275,971	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,249,152
6,509,978	ENA Norte Trust	4.95%		04/25/2023	6,558,803
9,000,000	ESAL GMBH	6.25%		02/05/2023	8,426,250
200,000	Export-Import Bank of India	2.75%		04/01/2020	196,626
2,000,000	Export-Import Bank of India	3.13%		07/20/2021	1,953,200
4,800,000	Export-Import Bank of India	4.00%		01/14/2023	4,763,078
2,415,000	FMG Resources Ltd.	4.75%	^	05/15/2022	2,339,531
700,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	669,430
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	1,933,020
2,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,933,020
14,200,000	Fortis, Inc.	2.10%		10/04/2021	13,559,541
1,500,000	Fresnillo PLC	5.50%		11/13/2023	1,552,500
3,100,000	Geopark Ltd.	6.50%		09/21/2024	2,989,361
12,200,000	Global Bank Corporation	5.13%		10/30/2019	12,319,560
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,464,000
10,500,000	Gohl Capital Ltd.	4.25%		01/24/2027	9,957,559
3,999,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	3,764,059
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,254,200
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	3,900,000
6,886,935	Guanay Finance Ltd.	6.00%		12/15/2020	6,938,587
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,155,000
3,696,000	GW Honos Security Corporation	8.75%	^	05/15/2025	3,788,400
19,800,000	HSBC Holdings PLC, (3 Month LIBOR USD + 0.99%)	3.95%		05/18/2024	19,757,980
2,090,000	Hulk Finance Corporation	7.00%	^	06/01/2026	2,006,400
4,200,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	4,137,102
3,908,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,084,368
12,867,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	13,591,875
5,084,000	Industrial Senior Trust	5.50%		11/01/2022	5,026,805
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	374,500
2,350,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	2,114,295
4,662,976	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,986,845
1,200,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,245,000
5,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	5,054,969
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,234,800
2,800,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	2,621,500
6,000,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	5,700,000
3,955,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	3,569,387
3,049,000	Latam Finance Ltd.	6.88%		04/11/2024	2,995,643
5,000,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	5,113,000
13,685,000	Lloyds Banking Group PLC, (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	12,645,842
7,150,000	Macquarie Group Ltd., (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	6,833,648
6,305,000	Macquarie Group Ltd., (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	6,279,799
1,152,000	Magnesita Finance Ltd.	8.63%	†	07/30/2018	1,150,560
16,139,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	15,916,362
2,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	1,930,000
5,750,000	MARB BondCo PLC	6.88%		01/19/2025	5,480,469
1,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	1,016,250
2,205,000	MEG Energy Corporation	7.00%	^	03/31/2024	2,069,944
5,400,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	4,968,000
3,500,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	3,068,625
13,170,000	Mitsubishi UFJ Financial Group, Inc., (3 Month LIBOR USD + 0.74%)	3.06%		03/02/2023	13,205,891
3,940,000	New Red Finance, Inc.	5.00%	^	10/15/2025	3,747,728
5,300,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	^†Ω	07/30/2018	477,000
1,500,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	†Ω	07/30/2018	135,000
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	603,500
16,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	15,434,149
10,189,000	Orange S.A.	2.75%		02/06/2019	10,183,650
695,000	Orange S.A.	5.38%		07/08/2019	712,075
827,000	Orange S.A.	1.63%		11/03/2019	811,892
11,000,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	11,044,027
12,750,000	Pampa Energia S.A.	7.50%		01/24/2027	11,538,750
8,000,000	Panama Metro Line SP	0.00%	^	12/05/2022	7,186,000
11,243,000	Panama Metro Line SP	0.00%		12/05/2022	10,099,025
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	995,000
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,791,000
14,700,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	12,945,261
6,245,000	Petroleos Mexicanos	6.75%		09/21/2047	5,951,485
6,535,000	Petroleos Mexicanos	6.35%	^	02/12/2048	5,946,850
8,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	7,745,688
1,400,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	1,386,361
3,600,000	PSA International Ltd.	3.88%		02/11/2021	3,658,691
13,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	13,504,462
6,565,000	Royal Bank of Scotland Group PLC, (3 Month LIBOR USD + 1.48%)	3.50%		05/15/2023	6,363,498
2,300,000	SACI Falabella	3.75%		04/30/2023	2,252,828
11,662,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	10,979,088
1,000,000	Singtel Group Treasury	4.50%		09/08/2021	1,032,849
1,372,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,346,032
10,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	8,996,670
1,350,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	1,366,875
19,655,000	Sumitomo Mitsui Financial Group, Inc., (3 Month LIBOR USD + 0.74%)	3.09%		01/17/2023	19,688,012
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	2,836,556
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	338,242
4,675,000	Telefonica Chile S.A.	3.88%		10/12/2022	4,635,656
2,475,000	Telesat LLC	8.88%	^	11/15/2024	2,654,437
19,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	18,271,326
700,000	Tencent Holdings Ltd.	2.88%		02/11/2020	697,006
3,650,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,741,250
1,980,000	Teva Pharmaceutical Finance B.V.	6.75%		03/01/2028	2,020,863
18,260,000	Teva Pharmaceutical Finance Netherlands B.V.	2.80%		07/21/2023	15,784,583
900,000	Transelec S.A.	4.63%		07/26/2023	923,427
400,000	Transelec S.A.	3.88%		01/12/2029	367,204
7,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	7,058,005
2,900,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,950,750
1,000,000	Unifin Financiera S.A.B. de C.V., (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	898,010
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,349,661
9,000,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	9,001,827
9,895,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	9,720,818
9,700,000	UPL Corporation	3.25%		10/13/2021	9,403,723
3,000,000	Vedanta Resources PLC	6.13%		08/09/2024	2,644,266
1,000,000	VTR Finance B.V.	6.88%		01/15/2024	1,008,450
19,775,000	Westpac Banking Corporation, (3 Month LIBOR USD + 0.72%)	3.06%		05/15/2023	19,805,898
8,750,000	YPF S.A.	8.50%		07/28/2025	8,364,563
4,200,000	YPF S.A.	6.95%		07/21/2027	3,617,250

Total Foreign Corporate Bonds (Cost $1,020,745,029)					983,259,051

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.6%
11,200,000	Argentine Republic Government International Bond	6.88%		01/26/2027	9,898,000
4,500,000	Argentine Republic Government International Bond	5.88%		01/11/2028	3,670,313
3,000,000	Argentine Republic Government International Bond	6.63%		07/06/2028	2,538,750
12,300,000	Chile Government International Bond	3.13%		03/27/2025	11,900,250
10,700,000	Chile Government International Bond	3.13%		01/21/2026	10,266,650
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	8,892,950
10,000,000	Indonesia Government International Bond	4.88%		05/05/2021	10,302,480
7,700,000	Israel Government International Bond	4.00%		06/30/2022	7,918,734
1,000,000	Israel Government International Bond	3.15%		06/30/2023	990,636
9,400,000	Israel Government International Bond	2.88%		03/16/2026	8,945,867
11,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	10,503,020
3,239,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	3,074,299
4,000,000	Mexico Government International Bond	4.00%		10/02/2023	4,019,500
11,621,000	Mexico Government International Bond	4.15%		03/28/2027	11,469,927
14,260,000	Mexico Government International Bond	3.75%		01/11/2028	13,500,655
8,000,000	Panama Government International Bond	4.00%		09/22/2024	8,080,000
4,000,000	Panama Government International Bond	3.88%		03/17/2028	3,940,000
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	2,895,000
10,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	9,650,000
3,900,000	Philippine Government International Bond	4.00%		01/15/2021	3,953,535
17,600,000	Philippine Government International Bond	4.20%		01/21/2024	17,995,243
8,950,000	Provincia de Buenos Aires	7.88%		06/15/2027	7,876,000
500,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	518,110

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $181,337,541)					172,799,919

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,581,560
4,430,000	State of California	7.55%		04/01/2039	6,548,736

Total Municipal Bonds (Cost $10,131,759)					10,130,296

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
11,235,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	11,231,159
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.26%	^	06/15/2035	12,101,146
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/14/2033	2,834,608
7,609,437	BANK, Series 2017-BNK8-XA	0.89%	#I/O	11/15/2050	429,183
191,413,710	BANK, Series 2018-BN10-XA	0.90%	#I/O	02/15/2061	10,942,414
76,739,415	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.69%	#I/O	02/15/2050	7,506,849
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C, (1 Month LIBOR USD + 1.20%)	3.27%	^	08/15/2036	1,509,587
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D, (1 Month LIBOR USD + 1.70%)	3.77%	^	08/15/2036	1,720,886
3,600,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E, (1 Month LIBOR USD + 2.50%)	4.57%	^	08/15/2036	3,617,090
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F, (1 Month LIBOR USD + 3.50%)	5.57%	^	08/15/2036	3,474,188
11,646,000	BBCMS Mortgage Trust, Series 2018-TALL-A, (1 Month LIBOR USD + 0.72%)	2.80%	^	03/15/2037	11,650,132
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,467,214
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D, (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.39%	^	03/15/2037	3,272,826
4,128,000	BX Trust, Series 2017-IMC-D, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	10/15/2032	4,140,830
6,657,000	BX Trust, Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.32%	^	10/15/2032	6,691,431
3,836,000	BX Trust, Series 2017-SLCT-D, (1 Month LIBOR USD + 2.05%)	4.12%	^	07/15/2034	3,844,402
6,308,000	BX Trust, Series 2017-SLCT-E, (1 Month LIBOR USD + 3.15%)	5.22%	^	07/15/2034	6,341,565
11,802,000	BX Trust, Series 2018-BILT-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2030	11,799,550
8,207,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/15/2037	8,183,567
11,731,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/15/2035	11,654,392
1,564,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/15/2034	1,574,964
4,617,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/15/2034	4,537,209
73,985,390	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.22%	#I/O	01/10/2048	4,699,152
3,214,000	CGCMT Commercial Mortgage Trust, Series 2016-SMPL-D	3.52%	^	09/10/2031	3,160,191
11,498,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.37%	^	02/15/2037	11,549,541
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/15/2036	7,251,906
3,838,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	3,875,916
8,245,858	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.97%	#^I/O	09/10/2045	477,655
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	3,671,386
4,125,797	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.54%	#I/O	02/10/2048	289,236
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.65%	#	11/10/2048	5,426,194
73,103,564	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	1.03%	#I/O	11/10/2048	3,225,746
2,605,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	2,007,690
45,827,542	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	4,393,239
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,106,874
58,221,250	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.16%	#I/O	07/10/2049	6,751,633
83,624,704	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.69%	#I/O	10/10/2049	7,354,801
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-P6-A5	3.72%	#	12/10/2049	6,327,625
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.72%	#	06/10/2051	2,016,820
3,224,000	CLNS Trust, Series 2017-IKPR-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.10%	^	06/11/2032	3,231,762
3,224,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	3,241,676
3,224,000	CLNS Trust, Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.55%	^	06/11/2032	3,252,812
977,211	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	981,570
22,783,459	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.04%	#I/O	10/15/2045	1,490,478
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.73%	#^	10/15/2045	4,444,866
3,739,524	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.38%	#^I/O	12/10/2044	212,389
7,910,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.33%	#^	08/10/2050	7,496,543
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	3,468,466
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.39%	#	05/10/2048	4,120,894
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,388,916
60,543,436	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.18%	#I/O	10/10/2048	3,338,716
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.45%	#	07/10/2048	4,230,658
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	5,546,795
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/10/2049	6,761,706
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.80%	#	02/10/2049	3,683,251
58,949,543	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.21%	#I/O	02/10/2049	3,529,515
9,247,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.58%	#^	08/10/2029	8,893,279
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.74%	#	11/15/2048	5,584,997
58,545,405	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.96%	#I/O	01/15/2049	5,658,601
116,462,315	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.40%	#I/O	06/15/2050	8,618,363
4,944,000	CSMC Trust, Series 2017-CHOP-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	07/15/2032	4,954,700
4,944,000	CSMC Trust, Series 2017-CHOP-E, (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.37%	^	07/15/2032	4,970,054
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D, (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.25%	^	06/15/2033	4,484,704
186,000	DBGS Mortgage Trust, Series 2018-5BP-F, (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.35%	^	06/15/2033	185,269
13,206,000	DBGS Mortgage Trust, Series 2018-BIOD-B, (1 Month LIBOR USD + 0.89%, 0.89% Floor)	2.79%	^	05/15/2035	13,170,806
3,055,537	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.26%	#^I/O	07/10/2044	76,577
61,436,585	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.64%	#I/O	05/10/2049	5,332,849
4,475,000	Deutsche Bank Mortgage Trust, Series 2016-C1-C	3.50%	#	05/10/2049	4,155,718
3,424,588	FREMF Mortgage Trust, Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.05%	^	07/25/2023	3,455,499
1,651,939	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,639,471
5,296,000	Great Wolf Trust, Series 2017-WOLF-D, (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.32%	^	09/15/2034	5,316,045
8,210,000	Great Wolf Trust, Series 2017-WOLF-E, (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.32%	^	09/15/2034	8,260,450
4,370,000	Great Wolf Trust, Series 2017-WOLF-F, (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.29%	^	09/15/2034	4,401,479
2,885,716	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.52%	#^I/O	08/10/2044	96,262
4,850,100	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.14%	#^I/O	01/10/2045	268,904
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.66%	#	11/10/2047	3,668,015
10,957,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/10/2047	9,419,375
98,158,007	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.96%	#I/O	11/10/2048	4,709,405
61,574,608	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/10/2049	5,684,636
118,756,315	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.29%	#I/O	08/10/2050	9,325,648
10,897,000	GS Mortgage Securities Trust, Series 2017-GS8-C	4.48%	#	11/10/2050	10,762,196
47,101,437	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.13%	#I/O	11/10/2050	3,320,317
780,103	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	1,220
822,077	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	822,791
286,733	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	286,103
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.54%	#^I/O	12/05/2027	64,934
3,102,591	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.40%	#^I/O	07/15/2046	74,690
23,415,224	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.95%	#I/O	10/15/2045	1,397,165
5,289,460	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.65%	#I/O	06/15/2045	219,641
78,506,892	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.29%	#I/O	01/15/2049	3,902,868
2,577,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.30%	^	07/15/2034	2,582,067
2,418,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.00%	^	07/15/2034	2,427,458
2,141,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E, (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.00%	^	07/15/2034	2,153,618
3,013,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F, (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.80%	^	07/15/2034	3,034,513
11,310,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.60%	^	06/15/2032	11,339,564
3,721,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D, (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.10%	^	06/15/2032	3,730,474
1,022,009	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.16%	#	06/15/2049	1,032,168
1,584,426	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,585,981
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,590,414
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.94%	#	08/15/2049	1,994,182
59,869,509	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-XA	2.00%	#I/O	08/15/2049	6,862,207
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	9,045,482
52,148,004	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.10%	#I/O	02/15/2047	1,987,084
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.81%	#	08/15/2047	2,971,770
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.60%	#	09/15/2047	2,779,930
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	3,719,137
57,106,911	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.10%	#I/O	11/15/2047	2,391,466
49,029,020	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.26%	#I/O	01/15/2048	2,133,709
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	10,707,921
50,633,650	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.12%	#I/O	08/15/2048	2,467,601
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.82%	#	11/15/2048	4,712,076
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	6,496,126
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	6,193,637
63,048,343	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.85%	#I/O	06/15/2049	5,295,954
93,447,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-XA	0.66%	#I/O	06/15/2051	4,353,004
593,343	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.90%	#^I/O	11/15/2038	286
478,523	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.90%	#^I/O	11/15/2038	231
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.70%	#^	03/10/2049	4,908,791
270,128	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	271,670
2,070,575	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.63%	#^I/O	08/15/2045	96,908
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	2,902,305
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,799,834
38,030,161	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.52%	#I/O	02/15/2048	2,373,413
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68%	#	10/15/2048	4,612,609
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	6,041,167
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	4,508,905
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	5,355,042
74,525,976	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.59%	#I/O	09/15/2049	6,597,762
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	6,910,726
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	3,037,155
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	4,534,129
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	3,457,640
10,226,567	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.57%	#^I/O	09/15/2047	78,359
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	3,855,916
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	3,942,789
90,435,005	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	1.08%	#I/O	12/15/2048	4,944,290
31,421,616	Morgan Stanley Capital, Inc., Series 2016-UB11-XA	1.79%	#I/O	08/15/2049	2,855,062
8,209,473	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	8,187,350
8,000,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.87%	^	06/15/2035	8,020,000
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.12%	^	06/15/2035	2,108,173
2,242,564	PFP Ltd., Series 2017-3-A, (1 Month LIBOR USD + 1.05%)	3.12%	^	01/14/2035	2,247,246
2,851,000	PFP Ltd., Series 2017-3-AS, (1 Month LIBOR USD + 1.30%)	3.37%	^	01/14/2035	2,859,105
1,639,000	PFP Ltd., Series 2017-3-B, (1 Month LIBOR USD + 1.75%)	3.82%	^	01/14/2035	1,646,602
1,710,000	PFP Ltd., Series 2017-3-C, (1 Month LIBOR USD + 2.50%)	4.57%	^	01/14/2035	1,722,244
7,620,451	RAIT Trust, Series 2017-FL7-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.02%	^	06/15/2037	7,625,375
2,152,000	RAIT Trust, Series 2017-FL7-AS, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.37%	^	06/15/2037	2,152,811
54,314,044	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.17%	#I/O	10/10/2048	5,916,163
90,396	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	90,710
126,690,037	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.28%	#I/O	08/15/2050	9,352,613
11,033,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.60%	#	12/15/2050	10,695,660
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.06%	#	06/15/2051	7,317,147
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	5,599,598
163,720,326	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.07%	#I/O	03/15/2051	11,457,181
11,335,996	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.05%	#^I/O	08/10/2049	733,168
780,399	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.38%	#I/O	11/15/2048	8
98,753	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	99,598
2,738,361	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.21%	#	02/15/2051	2,788,594
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,573,892
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	2,102,725
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	5,386,209
77,206,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.24%	#I/O	11/15/2048	4,652,174
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.69%	#	09/15/2058	4,545,304
54,886,267	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.30%	#I/O	05/15/2048	2,858,938
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	3,872,483
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	5,675,926
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,685,075
78,083,311	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.15%	#I/O	12/15/2048	4,098,554
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/15/2059	4,572,912
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,274,237
17,426,866	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.87%	#I/O	10/15/2049	1,777,380
117,845,677	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.29%	#I/O	09/15/2050	9,134,124
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,640,372
14,937,241	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.05%	#^I/O	11/15/2045	991,258
83,737,127	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.23%	#I/O	08/15/2047	3,934,933
53,737,512	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	1.04%	#I/O	09/15/2057	2,128,554
81,304,306	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.79%	#I/O	11/15/2049	7,382,683

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $794,059,156)					768,294,452

Non-Agency Residential Collateralized Mortgage Obligations - 8.8%
10,340,968	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.84%	#	03/25/2037	9,217,520
68,580	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.77%	#^	11/25/2037	71,008
18,300,017	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	17,264,053
12,295,754	Alternative Loan Trust, Series 2007-OA8-2A1, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.27%		06/25/2047	9,669,065
955,797	Banc of America Funding Corporation, Series 2005-G-A3	3.31%	#	10/20/2035	956,427
490,730	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	482,358
351,499	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	341,427
2,322,874	Bayview Opportunity Master Fund Trust, Series 2017-RN5-A1	3.10%	^§	08/28/2032	2,316,526
11,281,955	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^§	08/28/2032	11,249,272
2,786,359	Bayview Opportunity Master Fund Trust, Series 2017-RPL1-A1	3.10%	^§	07/28/2032	2,779,099
5,838,984	Bayview Opportunity Master Fund Trust, Series 2018-SBR3-A1	4.09%	^§	05/28/2033	5,852,251
271,118	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	211,327
3,031,081	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.74%	#	07/25/2037	2,932,602
1,348,037	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,087,019
20,000,000	CIM Trust, Series 2016-2RR-B2	8.02%	#^Þ	02/25/2056	19,539,442
20,000,000	CIM Trust, Series 2016-3RR-B2	7.94%	#^Þ	02/27/2056	19,432,122
34,863,399	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	34,287,613
80,473	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	82,068
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.49%	ß	09/25/2036	1,860,021
270,835	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	161,403
3,803,053	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.96%	#^	11/25/2038	3,838,998
1,670,935	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	1,662,343
8,611,343	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	8,489,255
141,526	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	136,008
73,409	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	69,029
151,828	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	142,923
8,621,551	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	8,265,556
25,357,399	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	25,363,586
1,564,877	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,617,559
182,176	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	174,437
236,357	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	183,213
1,055,349	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,011,495
178,714	Countrywide Alternative Loan Trust, Series 2005-J10-1A13, (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.79%		10/25/2035	153,167
375,932	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	308,489
9,623,796	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	8,113,115
1,523,758	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,215,121
1,559,259	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1, (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.54%		08/25/2037	851,533
451,522	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2, (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	37.16%	I/F	08/25/2037	832,397
102,588	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10, (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	20.28%	I/F	08/25/2037	147,421
495,763	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	458,114
2,294,052	Countrywide Alternative Loan Trust, Series 2007-23CB-A3, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.59%		09/25/2037	1,580,389
2,253,516	Countrywide Alternative Loan Trust, Series 2007-23CB-A4, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.41%	I/FI/O	09/25/2037	411,431
761,422	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	231,729
39,844	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.63%	#	04/25/2036	38,844
362,238	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	321,672
746,523	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	633,617
318,066	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	293,535
886,034	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	747,313
111,902	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	109,192
1,356,482	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,252,672
3,897,547	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,961,379
71,615	CSMC Trust, Series 2006-4-7A1	5.50%		05/25/2021	67,284
83,753	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	45,372
31,939	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	31,520
3,058,704	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	3,097,160
8,186,268	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	7,600,442
16,887,500	CSMC Trust, Series 2013-IVR4-A11	3.48%	#^	07/27/2043	16,760,844
16,504,938	CSMC Trust, Series 2015-PR2-A1	4.25%	^§	07/26/2055	16,350,610
10,957,625	CSMC Trust, Series 2016-PR1-A1	5.50%	^§	07/25/2056	10,791,608
1,044,981	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	1,024,791
163,734	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2, (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	10.65%	^I/F	04/15/2036	159,360
1,363,832	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	1,228,834
10,042,608	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	9,118,752
372,527	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	292,439
3,448,357	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	2,810,809
85,410	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	77,614
12,790,824	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	12,718,509
3,962,036	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	3,932,957
120,967	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	ß	05/25/2035	122,675
1,324,528	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,143,088
1,283,541	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	928,260
4,580,864	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	4,606,592
538,149	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	639,859
36,183,851	Impac Secured Assets Trust, Series 2006-5-1A1C, (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.36%		02/25/2037	31,457,473
375,273	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	ß	05/25/2036	352,407
8,908,957	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	7,983,514
418,327	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	397,837
395,365	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	381,203
289,761	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	238,025
40,000,000	JP Morgan Mortgage Trust, Series 2018-7FRB-A2, (1 Month LIBOR USD + 0.75%)	2.84%	^	04/25/2046	40,099,600
40,000,000	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	40,014,040
1,540,661	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,501,528
646,566	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	512,010
44,448	Lehman Mortgage Trust, Series 2006-9-1A19, (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	21.06%	I/F	01/25/2037	58,073
757,693	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	565,971
172,124	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	155,066
111,865	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	108,231
45,383	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	30,279
2,136,844	MASTR Asset Securitization Trust, Series 2006-2-1A11, (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	2,087,714
20,644,316	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	20,653,400
20,239	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	22,107
972,203	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,009,757
3,155,537	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	2,770,741
1,531,503	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,476,863
221,933	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	119,809
608,622	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	257,983
1,091,880	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	550,051
19,754,011	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	19,619,670
37,076,503	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	36,801,503
60,432	Option One Mortgage Loan Trust, Series 2004-3-M3, (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.07%		11/25/2034	61,086
31,688,819	Option One Mortgage Loan Trust, Series 2007-6-1A1, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%		07/25/2037	27,450,136
10,902	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	10,909
10,465,825	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	9,308,201
33,306,779	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	33,192,827
15,113,207	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	^§	03/28/2057	15,093,962
347,275	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	334,070
1,989	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	1,990
420,053	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	377,840
4,583,607	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	4,300,772
4,460,349	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	4,108,705
860,165	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	791,223
138,413	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	136,675
1,408,627	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,262,593
5,087,630	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	4,739,189
291,603	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	ß	01/25/2035	293,305
197,685	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	168,437
299,097	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	238,087
60,007	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	52,275
1,814,474	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,034,169
148,525	Residential Asset Securitization Trust, Series 2006-R1-A1, (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	20.04%	I/F	01/25/2046	225,929
110,035	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	103,189
558,251	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	520,488
1,069,875	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,013,251
736,035	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	701,576
9,246,077	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%		11/25/2057	8,718,866
41,262,444	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.73%	#^¥	02/25/2054	34,626,020
7,598,821	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	7,100,767
10,729,720	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	10,248,504
3,745,198	SGR Residential Mortgage Trust, Series 2016-1-A1	3.75%	#^	11/25/2046	3,794,341
25,122,719	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	24,954,322
734,750	Structured Asset Securities Corporation, Series 2003-35-1A1	5.17%	#	12/25/2033	759,045
1,142,564	Structured Asset Securities Corporation, Series 2005-14-1A1, (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.25% Cap)	2.39%		07/25/2035	923,708
1,082,901	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,086,226
1,389,451	Structured Asset Securities Corporation, Series 2005-RF1-A, (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.31%	^	03/25/2035	1,299,883
1,389,451	Structured Asset Securities Corporation, Series 2005-RF1-AIO	1.37%	#^I/O	03/25/2035	142,780
36,907,755	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	36,778,467
5,099,093	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	5,083,763
1,699,698	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,693,016
1,214,070	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	1,209,311
20,024,410	VOLT LLC, Series 2017-NP10-A1	3.00%	^§	10/25/2047	19,866,698
19,972,227	VOLT LLC, Series 2017-NPL2-A1	3.50%	^§	03/25/2047	19,953,944
18,537,546	VOLT LLC, Series 2017-NPL3-A1	3.50%	^§	03/25/2047	18,540,625
15,927,126	VOLT LLC, Series 2017-NPL4-A1	3.38%	^§	04/25/2047	15,920,607
10,486,814	VOLT LLC, Series 2017-NPL6-A1	3.25%	^§	05/25/2047	10,435,959
5,104,137	VOLT LLC, Series 2017-NPL8-A1	3.13%	^§	06/25/2047	5,081,297
31,752,260	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	31,570,606
12,964,948	VOLT LLC, Series 2018-NPL1	3.75%	^§	04/25/2048	12,986,103
137,092	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	129,537
952,257	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	908,583
2,520,661	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,452,873
4,493,984	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.59%	ß	10/25/2036	2,839,446
3,207,527	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A, (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	2.15%		01/25/2047	3,128,843
1,914,813	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,860,038
123,047	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11, (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	26.93%	I/F	06/25/2037	202,516
9,974,283	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	7,112,996
1,116,132	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,104,228
872,816	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	863,190
50,170	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	3.66%	#	08/25/2035	48,525
66,324	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.10%	#	10/25/2035	66,995
271,587	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	266,184
952,322	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	929,018
770,831	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	770,439
899,516	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	880,807
1,300,162	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,295,119
1,568,440	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	1,554,904
370,152	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	369,002
85,244	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	85,122

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $914,371,410)					919,346,496

US Corporate Bonds - 12.7%
13,301,000	AbbVie, Inc.	4.70%		05/14/2045	13,234,684
12,868,000	Air Lease Corporation	3.75%		02/01/2022	12,890,102
4,040,000	AK Steel Corporation	6.38%		10/15/2025	3,777,400
1,125,000	Albertsons Cos, Inc., (3 Month LIBOR USD + 3.75%)	6.09%	^	01/15/2024	1,130,625
2,522,000	Albertson’s Holdings LLC	5.75%		03/15/2025	2,244,580
9,790,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	9,852,196
3,605,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	3,730,724
9,017,000	Ally Financial, Inc.	4.13%		03/30/2020	9,050,814
2,420,000	Ally Financial, Inc.	4.25%		04/15/2021	2,426,050
3,785,000	Altice US Finance Corporation	5.38%	^	07/15/2023	3,775,537
3,370,000	AMC Merger, Inc.	8.00%	^	05/15/2025	2,813,950
2,363,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	2,427,982
2,175,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	2,126,062
27,000,000	American Express Credit Corporation	2.50%		08/01/2022	25,908,812
13,032,000	American Tower Corporation	3.60%		01/15/2028	12,094,113
12,519,000	Andeavor	5.13%		12/15/2026	13,113,131
6,100,000	Anheuser-Busch InBev Finance, Inc.	4.90%		02/01/2046	6,295,452
6,540,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	6,438,262
1,505,000	Anthem, Inc.	2.95%		12/01/2022	1,462,691
3,170,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	2,143,871
6,690,000	Arrow Electronics, Inc.	3.88%		01/12/2028	6,278,978
3,460,000	Ascend Learning LLC	6.88%	^	08/01/2025	3,498,925
3,735,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	3,604,275
20,665,000	AT&T, Inc.	5.25%		03/01/2037	20,418,614
13,216,000	Athene Global Funding	3.00%	^	07/01/2022	12,802,883
1,815,000	Avantor, Inc.	9.00%	^	10/01/2025	1,833,513
13,500,000	AXA Equitable Holdings, Inc.	3.90%	^	04/20/2023	13,403,701
3,940,000	B&G Foods, Inc.	5.25%		04/01/2025	3,723,300
14,025,000	Baker Hughes, a GE company, LLC	4.08%		12/15/2047	12,553,650
2,205,000	BAT Capital Corporation, (3 Month LIBOR USD + 0.88%)	3.22%	^	08/15/2022	2,221,903
4,005,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	3,724,650
20,635,000	Becton Dickinson and Company	2.89%		06/06/2022	19,971,532
3,530,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	3,764,392
12,404,000	Boston Properties LP	4.13%		05/15/2021	12,637,361
750,000	Boston Properties LP	3.20%		01/15/2025	714,752
6,470,000	Boston Scientific Corporation	4.00%		03/01/2028	6,319,905
790,000	Boyd Gaming Corporation	6.00%	^	08/15/2026	783,087
3,785,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,964,787
15,160,000	Brighthouse Financial, Inc.	3.70%		06/22/2027	13,516,700
3,760,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	3,680,100
11,594,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	12,069,353
1,815,000	Calfrac Holdings LP	8.50%	^	06/15/2026	1,826,344
765,000	Calpine Corporation	5.75%		01/15/2025	701,409
3,265,000	Capital One Financial Corporation, (3 Month LIBOR USD + 0.72%)	3.08%		01/30/2023	3,248,127
1,995,000	CB Escrow Corporation	8.00%	^	10/15/2025	1,870,312
1,881,000	CCO Holdings LLC	5.75%	^	02/15/2026	1,852,785
2,030,000	CCO Holdings LLC	5.00%	^	02/01/2028	1,867,600
905,000	CDK Global, Inc.	5.88%		06/15/2026	926,494
14,005,000	Celgene Corporation	4.35%		11/15/2047	12,413,273
2,825,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	2,401,250
3,470,000	Centene Corporation	4.75%		01/15/2025	3,461,325
395,000	Centene Corporation	5.38%	^	06/01/2026	401,174
12,706,000	Charter Communications Operating LLC	4.91%		07/23/2025	12,846,306
3,920,000	Cheniere Energy Partners LP	5.25%	^	10/01/2025	3,833,564
2,190,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	2,009,325
19,260,000	Citigroup, Inc., (3 Month LIBOR USD + 1.10%)	3.42%		05/17/2024	19,369,299
3,870,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	3,773,250
3,710,000	CommScope Technologies Finance LLC	6.00%	^	06/15/2025	3,807,387
1,970,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	1,883,812
15,555,000	Corning, Inc.	4.38%		11/15/2057	13,607,306
1,940,000	Coty, Inc.	6.50%	^	04/15/2026	1,866,037
3,865,000	CRC Issuer LLC	5.25%	^	10/15/2025	3,666,919
12,600,000	Crown Castle International Corporation	3.65%		09/01/2027	11,737,876
815,000	Crown Castle International Corporation	3.80%		02/15/2028	763,772
1,988,000	CSC Holdings LLC	5.25%		06/01/2024	1,883,630
1,895,000	CSI Compressco LP	7.50%	^	04/01/2025	1,911,581
14,520,000	CSX Corporation	3.80%		11/01/2046	12,907,954
12,780,000	CVS Health Corporation	5.05%		03/25/2048	12,957,163
26,330,000	Daimler Finance North America LLC, (3 Month LIBOR USD + 0.84%)	3.20%	^	05/04/2023	26,426,179
1,765,000	Dana Financing Ltd.	5.75%	^	04/15/2025	1,742,937
6,185,000	Delta Air Lines, Inc.	3.63%		03/15/2022	6,118,831
6,565,000	Delta Air Lines, Inc.	3.80%		04/19/2023	6,492,405
16,370,000	Discover Financial Services	4.10%		02/09/2027	15,724,228
1,880,000	DJO Finance, LLC	8.13%	^	06/15/2021	1,912,336
12,825,000	Dollar Tree, Inc.	4.00%		05/15/2025	12,550,190
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,213,274
4,915,000	Duke Energy Corporation	3.95%		08/15/2047	4,500,963
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	8,851,372
13,290,000	Edison International	4.13%		03/15/2028	13,106,089
1,585,000	EES Finance Corporation	8.13%		05/01/2025	1,676,137
3,305,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	3,325,656
1,961,000	Embarq Corporation	8.00%		06/01/2036	1,860,499
11,575,000	Enable Midstream Partners LP	4.40%		03/15/2027	10,965,976
1,710,000	Enable Midstream Partners LP	4.95%		05/15/2028	1,666,779
12,005,000	Energy Transfer Partners LP	4.75%		01/15/2026	11,909,842
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,179,149
3,560,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	3,755,355
2,355,000	EP Energy LLC	9.38%	^	05/01/2024	1,942,875
760,000	EP Energy LLC	7.75%	^	05/15/2026	779,000
13,570,000	EQT Corporation	3.90%		10/01/2027	12,687,081
16,730,000	EQT Midstream Partners LP	4.75%		07/15/2023	16,715,862
3,836,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	3,711,330
14,245,000	Expedia Group, Inc.	3.80%		02/15/2028	13,065,361
2,005,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	1,922,414
12,323,000	FedEx Corporation	4.75%		11/15/2045	12,309,119
9,960,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	10,029,652
1,670,000	First Data Corporation	7.00%	^	12/01/2023	1,743,614
1,855,000	First Data Corporation	5.75%	^	01/15/2024	1,860,750
3,805,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	3,681,337
630,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	629,118
10,945,000	Ford Motor Company	7.45%		07/16/2031	12,888,809
2,220,000	Foresight Energy LLC	11.50%	^	04/01/2023	1,975,800
915,000	Frontier Communications Corporation	8.50%		04/15/2020	937,317
1,060,000	Frontier Communications Corporation	8.50%	^	04/01/2026	1,026,875
3,743,000	FTS International, Inc.	6.25%		05/01/2022	3,794,279
4,265,000	General Motors Financial Company, (3 Month LIBOR USD + 0.80%)	3.16%		08/07/2020	4,280,514
11,555,000	General Motors Financial Company, (3 Month LIBOR USD + 0.99%)	3.31%		01/05/2023	11,600,015
6,205,000	General Motors Financial Company	3.95%		04/13/2024	6,077,623
3,440,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,848,070
12,887,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	12,836,334
330,000	GLP Capital LP	5.38%		04/15/2026	327,525
9,200,000	GLP Capital LP	5.75%		06/01/2028	9,315,000
2,785,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	2,792,464
8,250,000	Goldman Sachs Group, Inc., (3 Month LIBOR USD + 0.78%)	3.14%		10/31/2022	8,255,583
8,315,000	Goldman Sachs Group, Inc., (3 Month LIBOR USD + 1.17%)	3.49%		05/15/2026	8,222,098
3,705,000	GTT Communications, Inc.	7.88%	^	12/31/2024	3,686,475
3,955,000	Gulfport Energy Corporation	6.38%		05/15/2025	3,861,069
11,977,000	Hasbro, Inc.	3.50%		09/15/2027	11,096,526
3,765,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	3,774,412
945,000	Hexion Finance Corporation	6.63%		04/15/2020	887,260
2,895,000	Hexion, Inc.	10.38%	^	02/01/2022	2,851,575
1,990,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	1,897,962
3,670,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	3,752,575
2,695,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	2,705,106
2,125,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	2,066,562
3,685,000	Informatica LLC	7.13%	^	07/15/2023	3,741,086
3,894,000	IRB Holding Corporation	6.75%	^	02/15/2026	3,728,505
1,760,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	1,900,800
1,450,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	1,371,627
2,005,000	Jeld-Wen, Inc.	4.63%	^	12/15/2025	1,914,775
1,900,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	1,819,250
16,414,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	18,749,049
5,703,000	Kraft Heinz Foods Company	2.00%		07/02/2018	5,703,000
7,540,000	Kraft Heinz Foods Company	2.80%		07/02/2020	7,483,281
2,005,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	2,082,694
12,860,000	Kroger Company	3.40%		04/15/2022	12,779,214
1,382,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,385,455
3,385,000	Level 3 Financing, Inc.	5.38%		01/15/2024	3,325,762
15,309,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	18,751,380
1,095,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	1,089,525
11,527,000	Lockheed Martin Corporation	4.70%		05/15/2046	12,248,686
3,290,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	3,438,050
12,985,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	12,981,942
4,045,000	Match Group, Inc.	5.00%	^	12/15/2027	3,771,963
895,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	865,913
5,220,000	McDonald’s Corporation	4.45%		03/01/2047	5,200,128
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	49,966
4,120,000	MGM Growth Properties LP	4.50%		01/15/2028	3,759,500
13,355,000	Microchip Technology, Inc.	4.33%	^	06/01/2023	13,387,871
13,545,000	Morgan Stanley, (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	12,883,583
14,215,000	Mosaic Company	4.05%		11/15/2027	13,605,262
1,880,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	1,844,111
4,585,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	4,711,088
255,000	MPT Operating Partnership LP	5.25%		08/01/2026	251,175
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,561,900
2,195,000	Nabors Industries, Inc.	5.75%	^	02/01/2025	2,079,763
3,630,000	Navient Corporation	6.50%		06/15/2022	3,720,750
12,705,000	Newell Brands, Inc.	5.50%		04/01/2046	12,400,500
6,015,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	5,790,415
4,040,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	3,792,550
3,777,000	NFP Corporation	6.88%	^	07/15/2025	3,720,345
1,810,000	NGL Energy Finance Corporation	7.50%		11/01/2023	1,834,888
875,000	Noble Holding International Ltd.	7.88%	^	02/01/2026	902,344
3,805,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	3,800,244
13,167,000	Omnicom Group, Inc.	3.60%		04/15/2026	12,616,306
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	142,078
875,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	896,875
6,715,000	Oracle Corporation	4.13%		05/15/2045	6,485,556
7,005,000	Owens Corning	4.40%		01/30/2048	5,866,332
6,355,000	Packaging Corporation of America	3.40%		12/15/2027	6,003,300
1,790,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	1,825,800
3,675,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	3,734,719
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	6,533,557
475,000	PetSmart, Inc.	5.88%	^	06/01/2025	366,938
5,387,000	Phillips 66	5.88%		05/01/2042	6,269,689
320,000	Phillips 66	4.88%		11/15/2044	331,530
3,885,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	3,739,313
1,670,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	#^	12/01/2022	1,728,450
3,215,000	Post Holdings, Inc.	5.50%	^	03/01/2025	3,146,681
2,689,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	2,877,230
9,975,000	PSEG Power LLC	3.85%		06/01/2023	9,936,892
1,800,000	QEP Resources, Inc.	5.25%		05/01/2023	1,768,500
1,975,000	QEP Resources, Inc.	5.63%		03/01/2026	1,893,531
380,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	366,700
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,555,163
5,110,000	Republic Services, Inc.	3.38%		11/15/2027	4,850,766
13,525,000	Reynolds, Inc.	4.00%		06/12/2022	13,621,246
2,988,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	2,843,829
6,480,000	Royal Caribbean Cruises Ltd.	3.70%		03/15/2028	5,994,251
16,060,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	16,325,401
1,830,000	Sanchez Energy Corporation	6.13%		01/15/2023	1,248,975
3,265,000	Select Medical Corporation	6.38%		06/01/2021	3,321,729
2,335,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,253,275
1,950,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	1,899,690
13,206,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	12,725,403
2,220,000	Solera Finance, Inc.	10.50%	^	03/01/2024	2,476,699
6,785,000	Southern California Edison Company	4.13%		03/01/2048	6,430,001
14,121,000	Southern Company	2.45%		09/01/2018	14,112,251
5,413,000	Southern Company	1.85%		07/01/2019	5,360,520
1,905,000	Springleaf Finance Corporation	6.88%		03/15/2025	1,895,475
1,200,000	Springleaf Finance Corporation	7.13%		03/15/2026	1,197,000
1,775,000	Sprint Capital Corporation	6.88%		11/15/2028	1,708,438
2,610,000	Sprint Corporation	7.13%		06/15/2024	2,641,555
6,595,000	Sprint Spectrum Company LLC	4.74%	^	03/20/2025	6,560,706
335,000	Staples, Inc.	8.50%	^	09/15/2025	313,225
3,703,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	3,786,318
1,995,000	Sunoco LP	5.50%	^	02/15/2026	1,895,250
10,459,000	Synchrony Financial	3.00%		08/15/2019	10,441,210
2,975,000	Synchrony Financial	3.95%		12/01/2027	2,748,679
13,500,000	Sysco Corporation	3.25%		07/15/2027	12,663,614
2,205,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	1,934,888
2,035,000	Targa Resources Partners Finance Corporation	5.88%	^	04/15/2026	2,052,806
4,230,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	3,658,950
3,935,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	3,787,438
3,880,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,763,600
1,940,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	1,876,950
3,750,000	THC Escrow Corporation	7.00%	^	08/01/2025	3,735,938
1,885,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	1,833,163
2,005,000	T-Mobile USA, Inc.	4.50%		02/01/2026	1,874,675
1,135,000	TransDigm PLC	6.88%	^	05/15/2026	1,153,444
3,335,000	TransDigm, Inc.	6.38%		06/15/2026	3,318,325
980,000	Transocean Guardian Ltd.	5.88%	^	01/15/2024	975,100
2,482,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	2,516,128
1,700,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	1,661,750
3,805,000	Triumph Group, Inc.	7.75%		08/15/2025	3,776,463
2,703,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	2,706,379
2,940,000	USA Compression Partners LP	6.88%	^	04/01/2026	3,053,925
1,090,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	1,144,162
1,825,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	1,900,281
640,000	Valeant Pharmaceuticals International, Inc.	8.50%	^	01/31/2027	651,200
14,757,000	Verizon Communications, Inc.	4.40%		11/01/2034	13,793,857
4,020,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,808,950
1,500,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	1,391,250
3,415,000	Vizient, Inc.	10.38%	^	03/01/2024	3,782,113
1,675,000	Wand Merger Corporation	8.13%	^	07/15/2023	1,702,219
2,215,000	Waste Pro, Inc.	5.50%	^	02/15/2026	2,134,706
1,900,000	Weatherford International Ltd.	9.88%		02/15/2024	1,927,892
2,415,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	2,408,963
8,254,000	WellPoint, Inc.	2.30%		07/15/2018	8,253,024
13,740,000	WestRock Company	3.75%	^	03/15/2025	13,498,550
3,570,000	Whiting Petroleum Corporation	6.63%	^	01/15/2026	3,686,025
1,770,000	Xerium Technologies, Inc.	9.50%		08/15/2021	1,869,563
13,056,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	12,934,433

Total US Corporate Bonds (Cost $1,371,642,889)					1,333,428,307

US Government and Agency Mortgage Backed Obligations - 16.4%
750,115	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	800,953
408,374	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	436,146
16,006,694	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	15,621,559
11,937,338	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	11,617,468
11,002,280	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	10,668,084
48,260,394	Federal Home Loan Mortgage Corporation, Pool G0-8701	3.00%		04/01/2046	46,781,325
2,734,903	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	2,996,430
9,541,724	Federal Home Loan Mortgage Corporation, Pool Q3-3789	3.50%		06/01/2045	9,532,042
48,195,300	Federal Home Loan Mortgage Corporation, Pool Q5-1461	3.50%		10/01/2047	47,974,584
3,620,265	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	3,579,168
626,911	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	645,350
19,717,645	Federal Home Loan Mortgage Corporation, Pool V8-3144	4.00%		04/01/2047	20,150,162
69,665	Federal Home Loan Mortgage Corporation, Series 2692-SC, (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	9.14%	I/F	07/15/2033	78,285
2,245,780	Federal Home Loan Mortgage Corporation, Series 2722-PS, (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	7.59%	I/F	12/15/2033	2,409,948
108,279	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	115,112
227,204	Federal Home Loan Mortgage Corporation, Series 3002-SN, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O	07/15/2035	34,182
98,319	Federal Home Loan Mortgage Corporation, Series 3045-DI, (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.66%	I/FI/O	10/15/2035	12,813
363,347	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	396,044
30,598	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	31,448
417,269	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	443,292
127,242	Federal Home Loan Mortgage Corporation, Series 3275-SC, (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.01%	I/FI/O	02/15/2037	17,023
472,672	Federal Home Loan Mortgage Corporation, Series 3382-SB, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	11/15/2037	41,196
432,653	Federal Home Loan Mortgage Corporation, Series 3384-S, (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.32%	I/FI/O	11/15/2037	40,357
631,713	Federal Home Loan Mortgage Corporation, Series 3417-SX, (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.11%	I/FI/O	02/15/2038	51,879
55,088	Federal Home Loan Mortgage Corporation, Series 3423-GS, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	4,815
55,088	Federal Home Loan Mortgage Corporation, Series 3423-SG, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	4,295
156,968	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.79%	#I/OP/O	06/15/2038	156,468
168,222	Federal Home Loan Mortgage Corporation, Series 3562-WS, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.88%	I/FI/O	08/15/2039	9,424
205,448	Federal Home Loan Mortgage Corporation, Series 3582-SA, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	10/15/2049	26,871
21,139,292	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	20,523,925
68,722,754	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	66,732,042
517,343	Federal Home Loan Mortgage Corporation, Series 3606-CS, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.28%	I/FI/O	12/15/2039	86,338
298,143	Federal Home Loan Mortgage Corporation, Series 3616-SG, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.28%	I/FI/O	03/15/2032	32,792
1,209,179	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,274,455
418,086	Federal Home Loan Mortgage Corporation, Series 3666-SC, (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.70%	I/FI/O	05/15/2040	47,888
307,865	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	326,569
2,528,814	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,701,669
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,415,592
473,984	Federal Home Loan Mortgage Corporation, Series 3786-SG, (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.35%	I/F	01/15/2041	456,036
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE, (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	5.71%	I/F	01/15/2041	4,904,099
2,689,406	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,767,493
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD, (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	5.45%	I/F	12/15/2040	46,069
1,212,551	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,302,572
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,152,982
2,381,447	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,514,134
1,306,151	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,387,507
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,809,030
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW, (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	6.98%	I/F	02/15/2041	268,197
2,123,836	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	2,242,435
3,123,598	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,224,203
12,970,765	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	13,379,554
3,056,687	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,352,937
22,201,260	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	23,186,867
4,604,496	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,499,163
25,414,838	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	26,334,594
9,160,810	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	8,886,751
28,705,209	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	26,470,953
6,404,187	Federal Home Loan Mortgage Corporation, Series 4291-MS, (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.83%	I/FI/O	01/15/2054	922,216
18,613,328	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	17,079,640
14,537,255	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	14,395,063
11,161,272	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	11,028,518
13,600,965	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	13,179,590
555,666	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	555,206
11,301,176	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	10,931,655
15,348,757	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	15,280,756
23,926,719	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	23,258,496
34,501,069	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	33,596,724
20,966,405	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	20,474,015
12,358,326	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	12,233,559
56,594,820	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	54,322,295
97,840,235	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	95,281,527
73,228,817	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	72,095,931
36,397,880	Federal Home Loan Mortgage Corporation, Series 4768-CA	3.50%		03/15/2044	36,509,006
4,781,000	Federal Home Loan Mortgage Corporation, Series K050-A2	3.33%	#	08/25/2025	4,819,466
6,528,000	Federal Home Loan Mortgage Corporation, Series K053-A2	3.00%		12/25/2025	6,430,914
472,077	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	509,689
6,720,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,499,875
105,192,637	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	5,231,588
16,479,630	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	16,113,102
46,680,168	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	44,912,880
9,663,460	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	9,058,071
38,290,984	Federal National Mortgage Association, Pool AS8522	3.00%		12/01/2046	37,150,973
22,771,491	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	22,093,526
21,764,647	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	20,401,175
16,327,821	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	16,151,575
27,620,734	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	26,576,516
329,235	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	357,483
2,401,913	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	2,534,277
431,065	Federal National Mortgage Association, Series 2006-101-SA, (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.49%	I/FI/O	10/25/2036	68,364
185,121	Federal National Mortgage Association, Series 2006-56-SM, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	07/25/2036	23,077
138,968	Federal National Mortgage Association, Series 2007-116-BI, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	05/25/2037	16,088
1,729,535	Federal National Mortgage Association, Series 2007-30-FS, (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	20.14%	I/F	04/25/2037	2,297,681
672,500	Federal National Mortgage Association, Series 2007-30-OI, (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.35%	I/FI/O	04/25/2037	104,924
120,308	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	125,628
61,910	Federal National Mortgage Association, Series 2008-62-SC, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	07/25/2038	4,204
657,349	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	670,029
24,222	Federal National Mortgage Association, Series 2009-111-SE, (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.16%	I/FI/O	01/25/2040	2,471
79,024	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	83,969
85,923	Federal National Mortgage Association, Series 2009-48-WS, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.86%	I/FI/O	07/25/2039	8,043
316,340	Federal National Mortgage Association, Series 2009-62-PS, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	08/25/2039	22,143
1,265,458	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,320,997
285,053	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	292,578
130,159	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	134,317
55,491	Federal National Mortgage Association, Series 2010-109-BS, (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	33.19%	I/F	10/25/2040	159,548
499,326	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	500,416
296,076	Federal National Mortgage Association, Series 2010-121-SD, (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.41%	I/FI/O	10/25/2040	20,372
29,336	Federal National Mortgage Association, Series 2010-137-VS, (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.05%	I/F	12/25/2040	34,673
2,287,324	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,296,717
61,704	Federal National Mortgage Association, Series 2010-31-SA, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	04/25/2040	3,726
100,543	Federal National Mortgage Association, Series 2010-34-PS, (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.84%	I/FI/O	04/25/2040	7,881
202,796	Federal National Mortgage Association, Series 2010-35-SP, (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.26%	I/FI/O	04/25/2050	28,208
53,291	Federal National Mortgage Association, Series 2010-35-SV, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	04/25/2040	4,415
2,231,033	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	2,302,101
118,635	Federal National Mortgage Association, Series 2010-59-PS, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.36%	I/FI/O	03/25/2039	6,743
271,988	Federal National Mortgage Association, Series 2010-59-SC, (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.91%	I/FI/O	01/25/2040	21,701
940,756	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	948,755
245,225	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	260,612
521,427	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	557,332
157,606	Federal National Mortgage Association, Series 2010-90-GS, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.91%	I/FI/O	08/25/2040	17,533
57,791	Federal National Mortgage Association, Series 2010-99-SG, (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	15.09%	I/F	09/25/2040	79,920
6,551,785	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,664,630
15,671,673	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	16,379,631
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,536,271
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	989,356
1,256,604	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,304,792
25,040,789	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	23,245,527
32,153,961	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	28,872,929
10,372,802	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	10,307,698
25,763,510	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	23,563,098
8,624,000	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	7,842,772
24,928,712	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	24,738,453
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,097,999
3,777,323	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	3,718,010
98,290,109	Federal National Mortgage Association, Series 2018-21	0.00%	P/O	04/25/2048	78,101,586
69,177,543	Federal National Mortgage Association, Series 2018-27	3.00%		12/25/2047	66,666,793
174,679,547	Federal National Mortgage Association, Series 2018-35	0.00%	P/O	05/25/2048	134,813,814
66,873,239	Federal National Mortgage Association, Series 2018-36	3.00%		06/25/2048	64,864,801
43,271,532	Federal National Mortgage Association, Series 2018-39	3.00%		06/25/2048	41,962,970
334,414	Federal National Mortgage Association, Series 400-S4, (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.36%	I/FI/O	11/25/2039	39,753
146,151	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	156,609
126,411	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	135,422
1,003,688	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,075,266
515,065	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	551,767
740,422	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	793,208
134,453	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	141,974
863,648	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	925,337
821,521	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	844,232
45,082	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	46,283
25,624	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	26,793
1,217,377	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,251,079
28,896,932	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	28,127,033
12,458,042	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	12,436,894
635,951	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	664,663
28,771	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	30,575
437,900	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	457,848
23,872	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	24,688
13,902,051	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	13,751,790
9,962,845	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,613,792
181,161	Government National Mortgage Association, Pool 752494C	5.50%		09/20/2039	191,733
261,212	Government National Mortgage Association, Series 2003-67-SP, (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.02%	I/FI/O	08/20/2033	40,584
145,639	Government National Mortgage Association, Series 2008-82-SM, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.97%	I/FI/O	09/20/2038	16,760
2,043,989	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,151,792
2,263,987	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	2,375,535
2,381,727	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,455,727
2,865,438	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	3,006,674
7,387,508	Government National Mortgage Association, Series 2010-113-SM, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.97%	I/FI/O	09/20/2040	980,239
128,962	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	134,859
4,615,082	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	4,735,700
6,984,167	Government National Mortgage Association, Series 2011-70-WS, (-2 x 1 Month LIBOR USD + 9.70%, 9.70% Cap)	5.53%	I/F	12/20/2040	6,986,143
12,407,372	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,839,498
13,992,789	Government National Mortgage Association, Series 2013-117-MS, (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.07%	I/FI/O	02/20/2043	1,528,965
6,702,918	Government National Mortgage Association, Series 2013-122-SB, (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.01%	I/FI/O	08/16/2043	965,439
30,232,694	Government National Mortgage Association, Series 2013-169-SE, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	11/16/2043	3,608,559
10,423,711	Government National Mortgage Association, Series 2014-102-TS, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.52%	I/FI/O	07/20/2044	1,245,391
8,236,989	Government National Mortgage Association, Series 2014-118-PS, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.12%	I/FI/O	08/20/2044	1,216,675
7,207,365	Government National Mortgage Association, Series 2014-118-SA, (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.12%	I/FI/O	08/20/2044	938,826

Total US Government and Agency Mortgage Backed Obligations (Cost $1,744,059,182)					1,718,599,277

US Government and Agency Obligations - 19.6%
91,470,000	United States Treasury Bonds	2.75%		11/15/2042	87,877,302
43,600,000	United States Treasury Bonds	3.38%		05/15/2044	46,667,328
77,600,000	United States Treasury Bonds	2.88%		08/15/2045	75,993,438
79,800,000	United States Treasury Bonds	2.88%		11/15/2046	78,076,195
52,100,000	United States Treasury Bonds	2.75%		11/15/2047	49,671,041
137,122,282	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2022	134,343,413
46,090,350	United States Treasury Inflation Indexed Bonds	0.38%		07/15/2027	44,850,909
9,980,000	United States Treasury Notes	1.13%		01/31/2019	9,918,600
136,400,000	United States Treasury Notes	1.50%		10/31/2019	134,724,304
137,800,000	United States Treasury Notes	1.75%		11/30/2019	136,432,765
102,100,000	United States Treasury Notes	2.13%		08/31/2020	101,182,695
110,700,000	United States Treasury Notes	2.00%		09/30/2020	109,329,223
100,000,000	United States Treasury Notes	1.75%		10/31/2020	98,140,625
113,370,000	United States Treasury Notes	1.63%		11/30/2020	110,825,817
109,800,000	United States Treasury Notes	2.00%		05/31/2021	107,902,089
114,200,000	United States Treasury Notes	1.13%		06/30/2021	109,277,355
17,430,000	United States Treasury Notes	1.88%		01/31/2022	16,954,420
113,100,000	United States Treasury Notes	1.88%		08/31/2024	107,277,117
113,300,000	United States Treasury Notes	2.13%		09/30/2024	108,916,263
133,220,000	United States Treasury Notes	2.25%		10/31/2024	128,950,195
123,770,000	United States Treasury Notes	2.25%		08/15/2027	117,784,559
6,300,000	United States Treasury Notes	2.25%		11/15/2027	5,987,461
67,900,000	United States Treasury Notes	3.63%		08/15/2043	75,599,754
63,200,000	United States Treasury Notes	3.00%		02/15/2047	63,380,219

Total US Government and Agency Obligations (Cost $2,069,329,567)					2,060,063,087

Affiliated Mutual Funds - 10.7%
60,546,122	DoubleLine Global Bond Fund (Class I)				619,386,825
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				452,634,739
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				48,050,000

Total Affiliated Mutual Funds (Cost $1,127,900,000)					1,120,071,564

Exchange Traded Funds and Common Stocks - 0.0%
135,693	Frontera Energy Corporation *				1,970,943
7,893	SandRidge Energy, Inc. *				140,022

Total Exchange Traded Funds and Common Stocks (Cost $12,119,535)					2,110,965

Short Term Investments - 3.1%
37,859,254	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		37,859,254
37,859,254	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		37,859,254
37,859,254	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		37,859,254
44,300,000	United States Treasury Bills	0.00%		09/06/2018	44,147,719
167,100,000	United States Treasury Bills	0.00%		12/06/2018	165,625,209

Total Short Term Investments (Cost $323,310,602)					323,350,690

Total Investments - 100.1% (Cost $10,662,883,820)					10,505,476,311
Liabilities in Excess of Other Assets - (0.1)%					(11,085,543)

NET ASSETS - 100.0%					$10,494,390,768

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $2,087,096,403 or 19.9% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

†	Perpetual Maturity

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

P/O	Principal only security

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

¥	Illiquid security

&	Unfunded or partially unfunded loan commitment. At June 30, 2018, the value of these securities amounted to $5,153,357 or 0.0% of net assets.

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.6%
US Government and Agency Mortgage Backed Obligations	16.4%
US Corporate Bonds	12.7%
Affiliated Mutual Funds	10.7%
Foreign Corporate Bonds	9.4%
Non-Agency Residential Collateralized Mortgage Obligations	8.8%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
Bank Loans	5.3%
Short Term Investments	3.1%
Collateralized Loan Obligations	2.7%
Asset Backed Obligations	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Municipal Bonds	0.1%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.6%
US Government and Agency Mortgage Backed Obligations	16.4%
Affiliated Mutual Funds	10.7%
Non-Agency Residential Collateralized Mortgage Obligations	8.8%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
Banking	5.0%
Energy	3.8%
Short Term Investments	3.1%
Collateralized Loan Obligations	2.7%
Asset Backed Obligations	2.4%
Telecommunications	1.8%
Healthcare	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Utilities	1.2%
Transportation	1.1%
Technology	0.9%
Automotive	0.8%
Insurance	0.8%
Pharmaceuticals	0.8%
Business Equipment and Services	0.7%
Food Products	0.7%
Consumer Products	0.7%
Electronics/Electric	0.7%
Finance	0.7%
Media	0.7%
Aerospace & Defense	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Leisure	0.4%
Pulp & Paper	0.4%
Industrial Equipment	0.4%
Containers and Glass Products	0.3%
Chemicals/Plastics	0.3%
Mining	0.3%
Real Estate	0.3%
Retailers (other than Food/Drug)	0.3%
Food Service	0.2%
Building and Development (including Steel/Metals)	0.2%
Beverage and Tobacco	0.2%
Food/Drug Retailers	0.2%
Chemical Products	0.2%
Commercial Services	0.2%
Construction	0.2%
Conglomerates	0.1%
Environmental Control	0.1%
Municipal Bonds	0.1%
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Global Bond Fund (Class I)	$517,745,649	$125,500,000	$-	60,546,122	$619,386,825	$(23,858,824)	$3,069,185	$-
DoubleLine Infrastructure Income Fund (Class I)	456,745,448	-	-	45,674,545	452,634,739	(4,110,709)	3,456,449	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	48,650,000	-	-	5,000,000	48,050,000	(600,000)	383,505	-

	$1,023,141,097	$125,500,000	$-	111,220,667	$1,120,071,564	$(28,569,533)	$6,909,139	$-

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 77.7%
Argentina - 3.2%
2,800,000	Banco Macro S.A., (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	2,632,000
15,845,000	Pampa Energia S.A.	7.50%		01/24/2027	14,339,725
10,850,000	YPF S.A.	8.50%		07/28/2025	10,372,058
5,200,000	YPF S.A.	6.95%		07/21/2027	4,478,500

					31,822,283

Brazil - 8.4%
1,500,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	1,398,750
200,000	Banco BTG Pactual S.A., (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	202,604
18,200,000	Banco do Brasil S.A., (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	14,309,750
7,631,000	Cosan Overseas Ltd.	8.25%	†	08/05/2018	7,640,539
11,000,000	ESAL GMBH	6.25%		02/05/2023	10,298,750
3,300,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	3,089,625
7,000,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	6,650,000
2,880,000	Magnesita Finance Ltd.	8.63%	†	07/30/2018	2,876,400
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,377,500
4,300,000	MARB BondCo PLC	6.88%		01/19/2025	4,098,437
3,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,048,750
6,700,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	6,164,000
4,417,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	3,872,605
11,000,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	^†Ω	07/30/2018	990,000
3,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,065,000
14,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	12,593,009
3,450,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	3,204,187

					84,879,906

Chile - 10.0%
7,706,000	Banco de Credito e Inversiones	4.00%		02/11/2023	7,678,680
5,000,000	Banco del Estado de Chile	4.13%		10/07/2020	5,058,503
5,573,000	Banco del Estado de Chile	3.88%		02/08/2022	5,568,396
1,385,000	Banco Santander	3.88%		09/20/2022	1,380,513
4,718,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	4,834,818
10,010,000	Corpbanca S.A.	3.88%		09/22/2019	10,057,930
7,704,000	ECL S.A.	5.63%		01/15/2021	7,987,873
17,293,000	Embotelladora Andina S.A.	5.00%		10/01/2023	17,951,973
1,817,350	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,779,152
3,647,000	Geopark Ltd.	6.50%		09/21/2024	3,516,838
9,846,168	Guanay Finance Ltd.	6.00%		12/15/2020	9,920,014
7,040,000	Inversiones CMPC S.A.	4.50%		04/25/2022	7,117,396
3,475,000	Latam Finance Ltd.	6.88%		04/11/2024	3,414,187
5,026,000	SACI Falabella	3.75%		04/30/2023	4,922,918
7,200,000	Telefonica Chile S.A.	3.88%		10/12/2022	7,139,405
900,000	Transelec S.A.	4.63%		07/26/2023	923,427
1,400,000	VTR Finance B.V.	6.88%		01/15/2024	1,411,830

					100,663,853

China - 3.0%
700,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	674,218
2,000,000	CNOOC Finance Ltd.	4.25%		01/26/2021	2,040,074
500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	503,544
800,000	CNOOC Finance Ltd.	3.50%		05/05/2025	772,315
1,200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	1,211,795
12,500,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	12,844,840
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	3,924,292
9,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	8,097,003

					30,068,081

Colombia - 3.1%
1,050,000	Bancolombia S.A.	6.13%		07/26/2020	1,095,937
1,700,000	Bancolombia S.A., (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	1,617,142
1,545,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,496,719
2,100,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,034,375
11,000,000	Ecopetrol S.A.	7.63%		07/23/2019	11,509,300
4,100,000	Ecopetrol S.A.	5.88%		09/18/2023	4,356,250
4,800,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	4,518,000
4,230,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	4,304,025

					30,931,748

Costa Rica - 0.9%
2,850,000	Banco de Costa Rica	5.25%		08/12/2018	2,853,420
970,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	972,425
4,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	4,069,200
1,400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,424,220

					9,319,265

Dominican Republic - 1.4%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,762,500
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,818,000
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,040,000

					13,620,500

Guatemala - 0.5%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,559,375
1,000,000	Comcel Trust	6.88%		02/06/2024	1,028,575
1,000,000	Industrial Senior Trust	5.50%		11/01/2022	988,750

					4,576,700

Hong Kong - 1.6%
300,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	292,573
3,799,000	CK Hutchison International Ltd.	2.88%		04/05/2022	3,704,953
4,000,000	CK Hutchison International Ltd.	2.75%	^	03/29/2023	3,826,390
7,600,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	7,298,726
1,300,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	1,280,532

					16,403,174

India - 14.8%
4,853,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,765,496
2,253,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,289,025
17,964,000	Bharti Airtel Ltd.	5.13%		03/11/2023	17,787,360
10,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	9,231,874
19,195,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	18,265,559
6,400,000	Export-Import Bank of India	4.00%		01/14/2023	6,350,771
5,342,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	5,583,084
21,825,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	23,054,533
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	23,385,075
21,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	21,814,900
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	625,798
13,427,000	UPL Corporation	3.25%		10/13/2021	13,016,886
3,500,000	Vedanta Resources PLC	6.13%		08/09/2024	3,084,977

					149,255,338

Israel - 0.5%
1,100,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,103,080
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,335,660
1,400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,440,600

					4,879,340

Jamaica - 1.3%
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	4,968,750
12,000,000	Digicel Ltd.	7.13%		04/01/2022	7,950,000

					12,918,750

Malaysia - 5.9%
18,750,000	Axiata SPV2 BHD	3.47%		11/19/2020	18,669,375
17,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	16,121,763
9,100,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,974,465
12,500,000	Petronas Capital Ltd.	3.50%		03/18/2025	12,102,638
3,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,970,774

					58,839,015

Mexico - 2.9%
1,000,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	984,379
200,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	183,750
200,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	198,468
9,050,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	9,129,188
800,000	BBVA Bancomer S.A., (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	746,000
2,300,000	BBVA Bancomer S.A., (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	2,049,875
743,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	744,997
400,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	382,531
2,000,000	Fresnillo PLC	5.50%		11/13/2023	2,070,000
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	6,630,000
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,541,120
1,083,000	Unifin Financiera S.A.B. de C.V., (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	972,545

					29,632,853

Panama - 5.6%
800,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	792,000
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	3,785,000
1,686,000	C&W Senior Financing DAC	6.88%		09/15/2027	1,620,668
9,291,821	ENA Norte Trust	4.95%		04/25/2023	9,361,510
15,300,000	Global Bank Corporation	5.13%		10/30/2019	15,449,940
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,464,000
13,000,000	Panama Metro Line SP	0.00%	^	12/05/2022	11,677,250
13,000,000	Panama Metro Line SP	0.00%		12/05/2022	11,677,250

					55,827,618

Paraguay - 0.0%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	410,000

					410,000

Peru - 5.4%
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	3,110,250
300,000	Banco de Credito del Peru	2.25%		10/25/2019	295,875
5,290,000	Banco de Credito del Peru	5.38%		09/16/2020	5,506,890
18,639,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	19,477,755
2,100,000	Banco International del Peru S.A.A., (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	2,205,000
2,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	2,880,500
2,200,000	Camposol S.A.	10.50%	^	07/15/2021	2,321,000
5,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	4,832,550
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	374,500
2,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	2,089,500
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,716,350
9,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	8,701,650

					54,511,820

Philippines - 2.2%
6,820,000	BDO Unibank, Inc.	2.63%		10/24/2021	6,572,686
16,171,000	BDO Unibank, Inc.	2.95%		03/06/2023	15,320,616
500,000	Union Bank of the Philippines	3.37%		11/29/2022	475,903

					22,369,205

Singapore - 7.0%
10,400,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	9,953,289
5,000,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	5,020,012
1,950,000	PSA International Ltd.	3.88%		02/11/2021	1,981,791
1,000,000	Singtel Group Treasury	4.50%		09/08/2021	1,032,849
28,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	26,926,165
8,500,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	8,501,725
17,000,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	16,700,749

					70,116,580

Total Foreign Corporate Bonds (Cost $825,449,970)					781,046,029

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 19.3%
Argentina - 2.9%
13,400,000	Argentine Republic Government International Bond	6.88%		01/26/2027	11,842,250
5,200,000	Argentine Republic Government International Bond	5.88%		01/11/2028	4,241,250
4,200,000	Argentine Republic Government International Bond	6.63%		07/06/2028	3,554,250
10,900,000	Provincia de Buenos Aires	7.88%		06/15/2027	9,592,000

					29,229,750

Chile - 3.0%
500,000	Chile Government International Bond	2.25%		10/30/2022	477,250
15,400,000	Chile Government International Bond	3.13%		03/27/2025	14,899,500
14,800,000	Chile Government International Bond	3.13%		01/21/2026	14,200,600

					29,577,350

Costa Rica - 1.7%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	17,270,240

					17,270,240

Indonesia - 3.0%
9,000,000	Indonesia Government International Bond	4.88%		05/05/2021	9,272,232
13,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	13,027,500
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	7,623,500

					29,923,232

Israel - 2.2%
10,900,000	Israel Government International Bond	4.00%		06/30/2022	11,209,637
500,000	Israel Government International Bond	3.15%		06/30/2023	495,318
11,000,000	Israel Government International Bond	2.88%		03/16/2026	10,468,568

					22,173,523

Malaysia - 1.3%
9,500,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	9,070,790
3,930,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	3,730,162
500,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	518,110

					13,319,062

Mexico - 1.0%
7,000,000	Mexico Government International Bond	4.00%		10/02/2023	7,034,125
2,892,000	Mexico Government International Bond	3.75%		01/11/2028	2,738,001

					9,772,126

Panama - 1.4%
14,000,000	Panama Government International Bond	4.00%		09/22/2024	14,140,000

					14,140,000

Philippines - 2.8%
1,000,000	Philippine Government International Bond	4.00%		01/15/2021	1,013,727
26,400,000	Philippine Government International Bond	4.20%		01/21/2024	26,992,865

					28,006,592

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $203,748,719)					193,411,875

Exchange Traded Funds and Common Stocks - 0.3%
228,497	Frontera Energy Corporation *				3,318,926

Total Exchange Traded Funds and Common Stocks (Cost $20,010,064)					3,318,926

Short Term Investments - 0.6%
2,129,896	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		2,129,896
2,129,897	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		2,129,897
2,129,897	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		2,129,897

Total Short Term Investments (Cost $6,389,690)					6,389,690

Total Investments - 97.9% (Cost $1,055,598,443)					984,166,520
Other Assets in Excess of Liabilities - 2.1%					21,243,568

NET ASSETS - 100.0%					$1,005,410,088

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $85,232,698 or 8.5% of net assets.

†	Perpetual Maturity

◆	Seven-day yield as of June 30, 2018

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

*	Non-income producing security

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.5%
Energy	21.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	19.3%
Telecommunications	7.2%
Transportation	6.6%
Consumer Products	4.5%
Finance	2.8%
Containers and Glass Products	2.2%
Utilities	2.0%
Conglomerates	1.6%
Hotels/Motels/Inns and Casinos	1.6%
Chemicals/Plastics	1.3%
Chemical Products	1.2%
Pulp & Paper	1.2%
Short Term Investments	0.6%
Mining	0.5%
Retailers (other than Food/Drug)	0.5%
Building and Development (including Steel/Metals)	0.3%
Construction	0.2%
Technology	0.1%
Other Assets and Liabilities	2.1%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

India	14.8%
Chile	13.0%
Brazil	8.4%
Malaysia	7.2%
Singapore	7.0%
Panama	7.0%
Argentina	6.1%
Peru	5.4%
Philippines	5.0%
Mexico	3.9%
Colombia	3.4%
China	3.0%
Indonesia	3.0%
Israel	2.7%
Costa Rica	2.6%
Hong Kong	1.6%
Dominican Republic	1.4%
Jamaica	1.3%
United States	0.6%
Guatemala	0.5%
Paraguay	0.0%	~
Other Assets and Liabilities	2.1%

	100.0%

~	Represents less than 0.05% of net assets.

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.5%
193,252	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	193,945
334,609	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	334,308
718,636	CarMax Auto Owner Trust, Series 2018-2-A1	2.30%		05/15/2019	718,665
204,972	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	205,825
312,663	CNH Equipment Trust, Series 2017-C-A1	1.54%		12/14/2018	312,667
1,261,690	Daimler Trucks Retail Trust, Series 2018-1-A1	2.20%	^	04/15/2019	1,261,416
756,348	Drive Auto Receivables Trust, Series 2018-2-A1	2.45%		05/15/2019	756,426
818,907	Hyundai Auto Lease Securitization Trust, Series 2018-A-A1	1.95%	^	03/15/2019	818,924
46,711	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	46,682
35,931	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	35,919
375,189	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	374,413
121,010	Nissan Auto Receivables Trust, Series 2017-C-A1	1.50%		12/17/2018	121,011
1,000,000	Santander Drive Auto Receivables Trust, Series 2018-3-A1	2.45%		06/17/2019	1,000,050
585,103	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	582,566
520,047	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	519,786
591,506	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	586,995
1,516,577	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,508,570
667,038	Westlake Automobile Receivables Trust, Series 2018-2A-A1	2.50%	^	05/15/2019	667,069

Total Asset Backed Obligations (Cost $10,058,989)					10,045,237

Collateralized Loan Obligations - 3.6%
1,000,000	AIMCO, Series 2014-AA-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	07/20/2026	1,001,312
852,007	Atrium Corporation, Series 10A-AR, (3 Month LIBOR USD + 0.95%)	3.30%	^	07/16/2025	852,647
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	#^@	01/17/2028	370,194
1,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A, (3 Month LIBOR USD + 1.30%)	3.66%	^	04/20/2031	1,003,305
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	#^@	07/23/2025	416,335
367,720	Crown Point Ltd., Series 2013-2A-A1LR, (3 Month LIBOR USD + 0.59%)	2.94%	^	12/31/2023	368,172
1,000,000	MP Ltd., Series 2015-2A-AR, (3 Month LIBOR USD + 0.91%)	3.27%	^	10/28/2027	998,595
1,000,000	Shackleton Ltd., Series 2016-9A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	10/20/2028	1,007,164
1,000,000	Wind River Ltd., Series 2013-2A-E1R, (3 Month LIBOR USD + 6.75%)	9.11%	^	10/18/2030	1,012,394
1,000,000	Wind River Ltd., Series 2016-2A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	11/01/2028	1,003,395

Total Collateralized Loan Obligations (Cost $8,692,820)					8,033,513

Non-Agency Residential Collateralized Mortgage Obligations - 5.6%
189,814	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.10%	#	03/25/2036	158,076
436,120	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	424,696
342,234	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	327,989
530,158	Alternative Loan Trust, Series 2006-OA7-1A2, (12 Month US Treasury Average + 0.94%, 0.94% Floor)	2.50%		06/25/2046	478,528
424,372	Alternative Loan Trust, Series 2007-HY4-4A1	3.75%	#	06/25/2047	396,641
385,464	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	229,304
33,869	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	28,896
2,606,905	BCAP LLC Trust, Series 2009-RR4-1A2	6.50%	#^	06/26/2037	1,355,483
213,629	ChaseFlex Trust, Series 2007-M1-2F4	4.37%	ß	08/25/2037	206,380
910,000	CIM Trust, Series 2017-3RR-B2	12.31%	#^Þ	01/27/2057	957,081
1,390	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	1,391
109,829	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	106,035
202,183	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	197,215
607,974	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	474,754
83,162	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	70,226
719,743	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	291,421
16,414	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10, (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	20.28%	I/F	08/25/2037	23,587
11,450	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2, (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	20.04%	I/F	09/25/2037	14,541
178,017	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	151,093
9,928	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	8,351
108,519	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	100,214
37,739	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	29,483
165,513	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	165,884
92,974	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	91,178
272,766	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4, (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.22%	^I/F	04/15/2036	245,767
42,072	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	31,211
1,252,771	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1, (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.35%		08/25/2045	893,829
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	143,205
87,239	GSR Mortgage Loan Trust, Series 2006-2F-2A20, (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	9.12%	I/F	02/25/2036	86,423
504,889	HarborView Mortgage Loan Trust, Series 2006-14-1A1A, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.26%		01/25/2047	461,354
551,733	HarborView Mortgage Loan Trust, Series 2007-3-1A1A, (1 Month LIBOR USD + 0.20%)	2.28%		05/19/2047	520,820
26,286	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	25,623
388,836	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	333,740
132,743	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	109,661
70,547	Lehman Mortgage Trust, Series 2006-4-1A3, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.31%	I/FI/O	08/25/2036	8,749
4,409	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,299
40,693	Lehman Mortgage Trust, Series 2007-5-11A1	5.16%	#	06/25/2037	34,743
157,990	Lehman XS Trust, Series 2005-1-3A3A	5.11%		07/25/2035	157,872
243,692	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	216,072
1,555,657	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.34%		06/25/2036	814,772
249,385	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	221,325
181,170	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	169,991
3,090	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,766
181,362	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	160,974
36,441	Residential Accredit Loans, Inc., Series 2006-QS7-A4, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.49%		06/25/2036	28,484
109,324	Residential Accredit Loans, Inc., Series 2006-QS7-A5, (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.51%	I/FI/O	06/25/2036	12,862
65,512	Residential Accredit Loans, Inc., Series 2006-QS8-A4, (1 Month LIBOR USD + 0.45%, 0.45% Floor)	2.54%		08/25/2036	49,753
196,536	Residential Accredit Loans, Inc., Series 2006-QS8-A5, (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.46%	I/FI/O	08/25/2036	21,704
231,186	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1, (1 Month LIBOR USD + 0.87%, 0.58% Floor, 14.00% Cap)	2.96%		02/25/2034	227,916
18,872	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	17,486
452,880	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	346,649
646,853	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	417,502
394,230	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	265,354
302,562	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	265,965
264,352	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.59%	ß	10/25/2036	167,026

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,062,077)					12,752,344

US Government and Agency Mortgage Backed Obligations - 2.7%
51,490	Federal Home Loan Mortgage Corporation, Series 3261-SA, (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.36%	I/FI/O	01/15/2037	7,888
17,727	Federal Home Loan Mortgage Corporation, Series 3317-DS, (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.82%	I/F	05/15/2037	19,483
105,156	Federal Home Loan Mortgage Corporation, Series 3355-BI, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.98%	I/FI/O	08/15/2037	14,277
40,561	Federal Home Loan Mortgage Corporation, Series 3384-S, (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	4.32%	I/FI/O	11/15/2037	3,783
127,511	Federal Home Loan Mortgage Corporation, Series 3384-SG, (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	4.24%	I/FI/O	08/15/2036	14,540
58,764	Federal Home Loan Mortgage Corporation, Series 3417-SX, (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.11%	I/FI/O	02/15/2038	4,826
68,861	Federal Home Loan Mortgage Corporation, Series 3423-GS, (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.58%	I/FI/O	03/15/2038	6,018
648,710	Federal Home Loan Mortgage Corporation, Series 3423-TG, (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35%	I/FI/O	03/15/2038	6,106
68,151	Federal Home Loan Mortgage Corporation, Series 3500-SA, (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	3.45%	I/FI/O	01/15/2039	5,794
205,613	Federal Home Loan Mortgage Corporation, Series 3523-SM, (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.93%	I/FI/O	04/15/2039	22,597
16,822	Federal Home Loan Mortgage Corporation, Series 3562-WS, (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.88%	I/FI/O	08/15/2039	942
184,586	Federal Home Loan Mortgage Corporation, Series 3728-SV, (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	2.38%	I/FI/O	09/15/2040	10,331
159,662	Federal Home Loan Mortgage Corporation, Series 3758-S, (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.96%	I/FI/O	11/15/2040	20,773
79,329	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	84,751
192,258	Federal Home Loan Mortgage Corporation, Series 3815-ST, (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.78%	I/FI/O	02/15/2041	20,928
69,405	Federal Home Loan Mortgage Corporation, Series 3900-SB, (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.90%	I/FI/O	07/15/2041	7,233
460,750	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	504,757
585,175	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%		03/15/2043	551,487
89,805	Federal National Mortgage Association, Series 2006-101-SA, (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.49%	I/FI/O	10/25/2036	14,243
47,248	Federal National Mortgage Association, Series 2006-123-LI, (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.23%	I/FI/O	01/25/2037	7,059
322,368	Federal National Mortgage Association, Series 2007-39-AI, (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	4.03%	I/FI/O	05/25/2037	41,438
144,642	Federal National Mortgage Association, Series 2007-57-SX, (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.53%	I/FI/O	10/25/2036	19,366
9,978	Federal National Mortgage Association, Series 2009-49-S, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	07/25/2039	1,323
158,091	Federal National Mortgage Association, Series 2009-86-CI, (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.71%	I/FI/O	09/25/2036	15,404
57,389	Federal National Mortgage Association, Series 2009-90-IA, (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.66%	I/FI/O	03/25/2037	5,515
58,238	Federal National Mortgage Association, Series 2009-90-IB, (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.63%	I/FI/O	04/25/2037	5,253
241,630	Federal National Mortgage Association, Series 2010-39-SL, (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.58%	I/FI/O	05/25/2040	26,065
108,139	Federal National Mortgage Association, Series 2011-5-PS, (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	4.31%	I/FI/O	11/25/2040	12,474
383,764	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	394,065
1,164,521	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	1,078,606
687,773	Federal National Mortgage Association, Series 2013-55-KS, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F	06/25/2043	531,824
1,087,526	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	1,013,531
560,856	Federal National Mortgage Association, Series 2014-58	3.00%		09/25/2044	507,358
561,777	Federal National Mortgage Association, Series 2015-9-ZA	3.50%		03/25/2045	549,433
23,636	Government National Mortgage Association, Series 2009-6-SM, (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.87%	I/FI/O	02/20/2038	2,938
384,590	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	394,642
221,388	Government National Mortgage Association, Series 2011-7-LS, (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	5.71%	I/F	12/20/2040	225,405

Total US Government and Agency Mortgage Backed Obligations (Cost $6,292,393)					6,152,456

US Government and Agency Obligations - 0.9%
2,138,500	United States Treasury Notes	0.13%		04/15/2019	2,126,248

Total US Government and Agency Obligations (Cost $2,128,383)					2,126,248

Real Estate Investment Trusts - 4.2%
655,000	Annaly Capital Management, Inc.				6,739,950
148,747	Chimera Investment Corporation				2,719,095

Total Real Estate Investment Trusts (Cost $9,191,552)					9,459,045

Exchange Traded Funds and Common Stocks - 35.9%
91,000	American Capital Senior Floating Ltd.				1,119,300
34,062	BlackRock Build America Bond Fund				752,770
89,000	Energy Select Sector SPDR Fund				6,758,660
63,761	Invesco Municipal Opportunity Trust				748,554
423,000	Invesco Senior Loan ETF				9,686,700
53,499	Invesco Value Municipal Income Trust				755,941
68,500	iShares Asia 50 ETF				4,297,005
129,000	iShares Core MSCI Emerging Markets ETF				6,773,790
109,000	iShares MSCI Australia Index ETF				2,464,490
51,500	iShares MSCI Brazil ETF				1,650,575
36,000	iShares MSCI Hong Kong Index ETF				871,560
32,000	iShares MSCI Italy ETF				924,480
34,000	iShares MSCI Singapore Capped ETF				815,660
44,000	iShares MSCI Spain Capped ETF				1,335,400
37,000	iShares MSCI Sweden Capped ETF				1,128,870
51,331	Nuveen AMT-Free Municipal Credit Income Fund				748,919
58,000	Nuveen AMT-Free Quality Municipal Income Fund				754,580
51,385	Nuveen Municipal Credit Income Fund				736,347
78,674	Nuveen Municipal Value Fund, Inc.				752,124
57,000	Nuveen Quality Municipal Income Fund				758,100
220,000	SPDR Blackstone ETF				10,333,400
228,000	SPDR EURO STOXX 50 ETF				8,739,240
62,000	SPDR S&P Metals & Mining ETF				2,199,140
92,500	SPDR S&P Oil & Gas Exploration & Production ETF				3,983,050
100,000	Transocean Ltd. *				1,344,000
43,000	Utilities Select Sector SPDR Fund				2,234,280
265,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF				4,510,300
95,500	VanEck Vectors Russia ETF				2,028,420
35,000	Vanguard Global ex-U.S. Real Estate ETF				2,032,800

Total Exchange Traded Funds and Common Stocks (Cost $83,354,643)					81,238,455

Affiliated Mutual Funds - 28.0%
882,076	DoubleLine Core Fixed Income Fund (Class I)				9,438,216
1,011,049	DoubleLine Flexible Income Fund (Class I)				9,827,398
965,918	DoubleLine Low Duration Bond Fund (Class I)				9,601,225
3,300,984	DoubleLine Total Return Bond Fund (Class I)				34,396,258

Total Affiliated Mutual Funds (Cost $66,150,315)					63,263,097

Short Term Investments - 13.9%
8,306,647	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		8,306,647
1,603,227	Dreyfus Government Cash Management - Institutional Shares	1.80%	◆		1,603,227
6,703,420	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		6,703,420
8,306,647	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		8,306,647
6,500,000	United States Treasury Bills	0.00%	‡	07/12/2018	6,496,976

Total Short Term Investments (Cost $31,416,831)					31,416,917

Total Investments - 99.3% (Cost $230,348,003)					224,487,312
Other Assets in Excess of Liabilities - 0.7%					1,547,442

NET ASSETS - 100.0%					$226,034,754

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $18,307,431 or 8.1% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of June 30, 2018.

Þ	Value determined using significant unobservable inputs.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

‡	All or a portion of security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Exchange Traded Funds and Common Stocks	35.9%
Affiliated Mutual Funds	28.0%
Short Term Investments	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	5.6%
Asset Backed Obligations	4.5%
Real Estate Investment Trusts	4.2%
Collateralized Loan Obligations	3.6%
US Government and Agency Mortgage Backed Obligations	2.7%
US Government and Agency Obligations	0.9%
Other Assets and Liabilities	0.7%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
CME Ultra Long Term US Treasury Bond Future	Long	15	09/19/2018	2,393,438	$18,249
Ultra 10-Year US Treasury Note Future	Long	49	09/19/2018	6,283,484	16,740
FTSE 100 Index Future	Long	63	09/21/2018	6,320,204	(26,284)
MSCI Developed Markets Index Future	Long	9	09/21/2018	879,930	(29,857)
E-mini Russell 2000 Future	Long	32	09/21/2018	2,636,000	(53,502)
Nikkei-225 Future	Long	90	09/13/2018	10,019,250	(133,076)
E-mini S&P 500 Future	Long	75	09/21/2018	10,206,000	(236,965)
MSCI Emerging Markets Index Future	Long	212	09/21/2018	11,270,980	(716,011)

					$(1,160,706)

•	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

CREDIT DEFAULT SWAPS

Reference Entity	Counterparty	Buy/Sell Protection	Financing Rate Paid or Received	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ (Receipts)	Value	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	Goldman Sachs	Buy	Paid	1.00%	Quarterly	06/20/2023	50,000,000	$(803,122)	$(762,010)	$41,112

								$(803,122)	$(762,010)	$41,112

TOTAL RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/28/2019	44,000,000	$84,929
Long Commodity Basket Swap Ж	Morgan Stanley	Long	0.20%	Termination	07/05/2018	4,200,000	22,479
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.23)%	Termination	07/05/2018	(4,200,000)	(74,033)

							$33,375

Total Swap Agreements							$74,487

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

Ж	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
S&P GSCI Unleaded Gasoline Official Close Index	SPGCHUP	0.09	$105	17.0%
S&P GSCI Brent Crude Official Close Index	SPGCBRP	0.23	104	16.9%
S&P GSCI Crude Oil Official Close Index	SPGCCLP	0.47	103	16.7%
S&P GSCI Copper Official Close Index	SPGCICP	0.18	102	16.6%
S&P GSCI Natural Gas Official Close Index	SPGCNGP	9.87	101	16.5%
S&P GSCI Zinc Official Close Index	SPGCIZP	1.50	100	16.3%

			$615	100.0%

ɷ Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value δ	Value of Index	Weightings
S&P GSCI Wheat Official Close Index	SPGCWHP	11.33	$80	17.0%
S&P GSCI Kansas Wheat Official Close Index	SPGCKWP	4.78	80	17.0%
S&P GSCI Cocoa Official Close Index	SPGCCCP	8.92	79	16.8%
S&P GSCI Corn Official Close Index	SPGCCNP	11.82	78	16.6%
S&P GSCI Sugar Official Close Index	SPGCSBP	8.00	78	16.4%
S&P GSCI Coffee Official Close Index	SPGCKCP	8.50	77	16.2%

			$472	100.0%

δ	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Sold		Value	Currency to be Purchased		Value	Unrealized Appreciation (Depreciation)
07/25/2018	Goldman Sachs	5,900,000	EUR	$6,903,397	$7,249,613	USD	$7,249,613	$346,216
09/20/2018	Bank of America Merrill Lynch	9,887,000,000	KRW	8,899,314	8,968,614	USD	8,968,614	69,300
09/20/2018	Bank of America Merrill Lynch	8,833,989	USD	8,833,989	9,887,000,000	KRW	8,899,314	65,325
09/20/2018	RBC	55,000,000	CNH	8,263,869	8,284,843	USD	8,284,843	20,974
09/20/2018	Goldman Sachs	1,978,110	USD	1,978,110	217,000,000	JPY	1,971,645	(6,465)
09/20/2018	Goldman Sachs	6,249,844	USD	6,249,844	4,700,000	GBP	6,226,198	(23,646)
09/20/2018	RBC	7,748,539	USD	7,748,539	850,000,000	JPY	7,723,033	(25,506)
07/25/2018	Goldman Sachs	6,936,046	USD	6,936,046	5,900,000	EUR	6,903,397	(32,649)
09/12/2018	RBC	6,281,406	USD	6,281,406	5,300,000	EUR	6,225,187	(56,219)
09/20/2018	RBC	8,475,229	USD	8,475,229	55,000,000	CNH	8,263,869	(211,360)

				$70,569,743			$70,715,713	$145,970

CNH	Offshore Chinese Renminbi

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	Korean Won

USD	US Dollar

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Total Return Bond Fund (Class I)	$34,594,317	$-	$-	3,300,984	$34,396,258	$(198,059)	$317,954	$-
DoubleLine Core Fixed Income Fund (Class I)	9,535,245	-	-	882,076	9,438,216	(97,029)	78,957	-
DoubleLine Flexible Income Fund (Class I)	9,918,392	-	-	1,011,049	9,827,398	(90,994)	104,122	-
DoubleLine Low Duration Bond Fund (Class I)	9,630,202	-	-	965,918	9,601,225	(28,977)	70,278	-

	$63,678,156	$-	$-	6,160,027	$63,263,097	$(415,059)	$571,311	$-

DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.1%
8,825,968	Access Group, Inc., Series 2007-A-B, (3 Month LIBOR USD + 0.55%, 0.55% Floor)	2.88%		02/25/2037	8,477,379
4,831,310	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	4,848,624
144,393	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	144,375
1,924,002	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	1,922,274
19,422,232	CLUBC, Series 2018-2-PT	9.80%	^	02/15/2041	19,528,612
245,940	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	245,972
4,612,196	Consumer Loan Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	4,607,249
12,000,000	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	12,008,064
14,000,000	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	13,854,126
536,007	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	535,471
148,027	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥Þ	10/15/2019	148,063
6,885,146	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	6,734,831
13,208,124	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	12,892,125
6,000,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	5,964,544
12,750,000	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	12,658,668
15,000,000	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	14,948,106
12,624,424	Invitation Homes Trust, Series 2015-SFR3-A, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.37%	^	08/17/2032	12,649,896
31,067,416	Invitation Homes Trust, Series 2017-SFR2-A, (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.94%	^	12/17/2036	31,123,754
19,904,306	Invitation Homes Trust, Series 2018-SFR1-A, (1 Month LIBOR USD + 0.70%)	2.79%	^	03/17/2037	19,887,913
1,634,874	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	1,633,871
17,750,000	Lendmark Funding Trust, Series 2016-2A-A	3.26%	^	04/21/2025	17,776,451
10,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	10,044,244
9,567,309	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	9,547,533
5,607,743	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	5,626,825
31,250,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	30,654,666
10,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	10,047,500
7,658,451	Progress Residential Trust, Series 2016-SFR1-A, (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.59%	^	09/17/2033	7,676,406
12,750,000	Santander Drive Auto Receivables Trust, Series 2014-1-E	3.92%		05/17/2021	12,755,296
3,467,730	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	3,449,934
7,748,748	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	7,673,170
7,155,804	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	7,065,842
680,026	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	678,850
3,419,054	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	3,409,509
5,851,035	SoFi Consumer Loan Program LLC, Series 2017-6-A1	2.20%	^	11/25/2026	5,825,659
5,000,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	4,962,017
3,644,125	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	3,642,179
7,388,629	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	7,385,169
5,200,471	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	5,197,857
5,915,059	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	5,869,953
12,638,138	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	12,571,417
4,500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,432,563
15,048,385	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	14,982,867
1,519,789	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	1,529,596
523,096	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	523,464
2,549,279	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	2,505,322
5,026,918	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	4,970,687
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,832,393
11,785,185	SoFi Professional Loan Program, Series 2017-B-A1FX	1.83%	^	05/25/2040	11,725,420
6,174,447	SoFi Professional Loan Program, Series 2017-C-A2A	1.75%	^	07/25/2040	6,122,174
18,143,715	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	18,100,045
6,289,884	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	6,288,276
15,810,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	15,732,809
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	24,604,595
474,839	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	478,744
1,814,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,801,686
1,069,999	Wachovia Student Loan Trust, Series 2006-1-A5, (3 Month LIBOR USD + 0.12%, 0.12% Floor)	2.48%	^	07/26/2027	1,069,419
3,808,670	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	3,807,728
10,000,000	Westlake Automobile Receivables Trust, Series 2016-3A-C	2.46%	^	01/18/2022	9,959,883
20,000,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	19,794,724
12,000,000	Westlake Automobile Receivables Trust, Series 2018-2A-B	3.20%	^	01/16/2024	12,006,308

Total Asset Backed Obligations (Cost $524,652,241)					521,943,097

Bank Loans - 7.2%
14,897,948	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.34%		02/16/2024	14,853,701
6,260,000	AECOM Technology Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		03/13/2025	6,257,058
11,614,051	Allison Transmission, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%, 1.00% Floor)	3.85%		09/23/2022	11,672,121
5,865,750	American Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.07%		12/14/2023	5,811,375
4,949,495	American Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		04/28/2023	4,905,568
5,642,500	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		03/28/2024	5,648,679
5,152,088	Aramark Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		03/11/2025	5,153,710
1,000,000	Ashland LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		05/17/2024	998,750
14,730,000	Axalta Coating Systems US Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		05/31/2024	14,675,941
	Berry Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan
5,821,721	(1 Month LIBOR USD + 2.00%)	4.05%		10/01/2022	5,822,246
9,105,770	(1 Month LIBOR USD + 2.00%)	4.09%		10/01/2022	9,106,589
10,683,225	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.10%		04/30/2025	10,680,714
11,431,114	CommScope, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		12/29/2022	11,481,125
2,765,000	CROWN Americas LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.31%		04/03/2025	2,770,751
11,909,712	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.32%		07/17/2025	11,848,913
10,911,982	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.10%		09/07/2023	10,872,808
13,505,349	ESH Hospitality, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		08/30/2023	13,444,575
11,207,997	1st Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		04/26/2024	11,156,944
762,862	Gartner, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.33%	±	04/05/2024	764,292
3,000,000	Generac Power Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.75% Floor)	4.06%		05/31/2023	2,974,995
3,017,505	Global Payments, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		04/21/2023	3,019,391
11,838,192	Grifols Worldwide Operations USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Week LIBOR USD + 2.25%)	4.24%		01/31/2025	11,855,476
1,030,000	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		03/13/2025	1,034,444
13,966,041	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		03/17/2023	13,997,046
13,004,488	Hilton Worldwide Finance LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		10/25/2023	13,018,013
5,480,000	IQVIA, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		06/09/2025	5,438,900
10,000,000	Iron Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		01/02/2026	9,829,150
8,374,178	Jacobs Douwe Egberts International B.V., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.63%		07/05/2022	8,372,462
6,532,410	KAR Auction Services, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.63%		03/09/2023	6,514,054
1,500,000	Yum! Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		04/03/2025	1,487,348
1,975,000	Lamar Media Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.88%		03/14/2025	1,977,054
8,248,303	Lockheed Martin Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.88%		08/16/2023	8,289,544
15,000,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.33%		02/22/2024	14,973,075
11,874,739	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		04/25/2023	11,833,890
8,580,000	Microchip Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.10%		05/29/2025	8,581,802
2,992,386	NRG Energy Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		06/30/2023	2,977,992
2,000,000	Open Text Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.84%		05/30/2025	2,006,040
8,073,014	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.75%		02/02/2024	8,084,115
5,970,000	Quintiles, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		01/17/2025	5,964,388
11,733,029	RPI Finance Trust, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.33%		03/27/2023	11,744,762
11,917,302	Servicemaster Company LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		11/08/2023	11,912,296
7,000,000	Six Flags Entertainment Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.85%		06/30/2022	7,015,330
11,913,496	Sprint Communications, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.63%		02/02/2024	11,876,267
12,975,164	Syneos Health, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		08/01/2024	12,928,518
5,620,000	Trans Union LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.36%		06/12/2025	5,609,463
8,000,000	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.79%		08/09/2024	7,980,000
6,519,545	VICI Properties LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.08%		12/20/2024	6,484,927
4,970,000	Virgin Media LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.57%		01/15/2026	4,940,503
	Vistra Operations Company LLC, Guaranteed Senior Secured 1st Lien Term Loan
2,613,600	(1 Month LIBOR USD + 2.00%)	4.09%		12/31/2025	2,600,349
7,066,400	(1 Month LIBOR USD + 2.00%)	4.06%		12/31/2025	7,030,573
10,601,053	WR Grace & Co-Conn, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		04/03/2025	10,585,575
6,183,947	WR Grace & Co-Conn, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.08%		04/03/2025	6,174,919
4,500,000	Wyndham Hotels & Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.73%		05/30/2025	4,498,605

Total Bank Loans (Cost $413,778,824)					411,537,126

Collateralized Loan Obligations - 15.9%
10,500,000	AIMCO, Series 2014-AA-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	07/20/2026	10,513,779
25,000,000	AIMCO, Series 2015-AA-AR, (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.20%	^	01/15/2028	24,989,840
9,000,000	ALM LLC, Series 2016-17A-A1L, (3 Month LIBOR USD + 1.56%)	3.90%	^	01/15/2028	9,010,805
7,500,000	ALM LLC, Series 2016-19A-A1, (3 Month LIBOR USD + 1.55%)	3.90%	^	07/15/2028	7,530,853
2,500,000	ALM LLC, Series 2016-19A-A2, (3 Month LIBOR USD + 2.20%)	4.55%	^	07/15/2028	2,514,501
7,426,949	Apidos Ltd., Series 2013-16A-A1R, (3 Month LIBOR USD + 0.98%)	3.34%	^	01/19/2025	7,430,589
15,000,000	Arbor Realty Ltd., Series 2017-FL2-A, (1 Month LIBOR USD + 0.99%)	3.06%	^	08/15/2027	15,045,015
12,618,000	Arbor Realty Ltd., Series 2018-FL1-B, (1 Month LIBOR USD + 1.15%)	3.06%	^	06/15/2028	12,660,257
30,672,242	Atrium Corporation, Series 10A-AR, (3 Month LIBOR USD + 0.95%)	3.30%	^	07/16/2025	30,695,303
6,700,000	BlueMountain Ltd., Series 2012-2A-AR, (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.75%	^	11/20/2028	6,718,680
22,850,520	BlueMountain Ltd., Series 2013-3A-AR, (3 Month LIBOR USD + 0.89%)	3.25%	^	10/29/2025	22,863,353
15,000,000	BlueMountain Ltd., Series 2015-2A-A1, (3 Month LIBOR USD + 1.43%, 1.43% Floor)	3.79%	^	07/18/2027	15,021,397
9,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR, (3 Month LIBOR USD + 1.00%)	3.36%	^	04/20/2027	9,010,267
2,000,000	Cent Ltd., Series 2014-22A-A1R, (3 Month LIBOR USD + 1.41%)	3.77%	^	11/07/2026	2,002,312
25,000,000	CFIP Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 1.32%)	3.66%	^	07/13/2029	25,105,596
2,941,760	Crown Point Ltd., Series 2013-2A-A1LR, (3 Month LIBOR USD + 0.59%)	2.94%	^	12/31/2023	2,945,379
9,500,000	Galaxy Ltd., Series 2014-18A-AR, (3 Month LIBOR USD + 1.17%)	3.52%	^	10/15/2026	9,504,741
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2, (3 Month LIBOR USD + 2.50%)	4.84%		08/15/2023	9,016,223
1,550,838	Halcyon Loan Advisors Funding Ltd., Series 2013-1A-A1, (3 Month LIBOR USD + 1.15%)	3.50%	^	04/15/2025	1,549,377
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.13%)	3.49%	^	04/18/2026	1,000,558
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	04/28/2025	2,255,819
49,275,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A-A, (3 Month LIBOR USD + 1.39%)	3.75%	^	07/25/2027	49,473,323
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R, (3 Month LIBOR USD + 0.90%)	3.26%	^	10/18/2027	24,936,720
9,000,000	Harbourview Ltd., Series 7RA-A1, (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.27%	^	07/18/2031	8,969,260
25,000,000	HLA Ltd., Series 2014-3A-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	10/22/2025	25,004,328
7,250,000	Hunt Ltd., Series 2017-FL1-B, (1 Month LIBOR USD + 1.65%)	3.72%	^	08/15/2034	7,289,650
7,605,364	Jamestown Ltd., Series 2014-4A-A1AR, (3 Month LIBOR USD + 0.69%)	3.04%	^	07/15/2026	7,578,009
22,200,000	Jamestown Ltd., Series 2015-8A-A1AR, (3 Month LIBOR USD + 0.87%, 0.87% Floor)	3.22%	^	01/15/2028	22,119,431
31,000,000	Jamestown Ltd., Series 2016-9A-A1B, (3 Month LIBOR USD + 1.50%)	3.86%	^	10/20/2028	31,066,302
10,500,000	Jamestown Ltd., Series 2018-6RA-A1, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.60%	^	04/25/2030	10,496,888
43,500,000	LCM LP, Series 16A-AR, (3 Month LIBOR USD + 1.03%)	3.38%	^	07/15/2026	43,528,504
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR, (3 Month LIBOR USD + 1.16%)	3.52%	^	07/23/2029	26,010,419
5,235,000	Magnetite Ltd., Series 2014-9A-A1R, (3 Month LIBOR USD + 1.00%)	3.36%	^	07/25/2026	5,237,729
3,000,000	Marathon Ltd., Series 2017-9A-A2, (3 Month LIBOR USD + 1.75%)	4.10%	^	04/15/2029	3,010,755
41,500,000	Midocean Credit, Series 2017-7A-A1, (3 Month LIBOR USD + 1.32%)	3.67%	^	07/15/2029	41,590,789
30,000,000	MP Ltd., Series 2013-2A-ARR, (3 Month LIBOR USD + 1.28%)	3.64%	^	07/25/2029	30,066,009
25,000,000	MP Ltd., Series 2015-2A-AR, (3 Month LIBOR USD + 0.91%)	3.27%	^	10/28/2027	24,964,875
4,230,676	NewMark Capital Funding Ltd., Series 2013-1A-A1, (3 Month LIBOR USD + 0.94%)	3.26%	^	06/02/2025	4,232,823
8,461,352	NewMark Capital Funding Ltd., Series 2013-1A-A2, (3 Month LIBOR USD + 1.12%)	3.44%	^	06/02/2025	8,471,250
20,000,000	OCP Ltd., Series 2012-2A-A1R, (3 Month LIBOR USD + 1.40%)	3.73%	^	11/22/2025	20,037,002
16,500,000	OCP Ltd., Series 2014-5A-A1R, (3 Month LIBOR USD + 1.08%, 1.08% Floor)	3.44%	^	04/26/2031	16,525,340
14,000,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R, (3 Month LIBOR USD + 0.90%)	3.23%	^	05/21/2027	13,996,523
8,750,000	Octagon Investment Partners Ltd., Series 2016-1A-B, (3 Month LIBOR USD + 2.15%)	4.50%	^	07/15/2027	8,758,697
15,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.14%)	3.47%	^	11/18/2026	15,005,820
11,999,245	Palmer Square Loan Funding Ltd., Series 2017-1A-A1, (3 Month LIBOR USD + 0.74%)	3.09%	^	10/15/2025	11,992,206
25,000,000	Race Point Ltd., Series 2015-9A-A1AR, (3 Month LIBOR USD + 1.21%)	3.56%	^	10/15/2030	25,094,476
22,000,000	Romark Ltd., Series 2018-1A-A1, (3 Month LIBOR USD + 1.03%)	2.78%	^	04/20/2031	22,001,683
32,100,000	Shackleton Ltd., Series 2016-9A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	10/20/2028	32,329,967
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.20%)	3.56%	^	10/30/2026	3,003,456
959,092	Symphony Ltd., Series 2012-8A-AR, (3 Month LIBOR USD + 1.10%)	3.43%	^	01/09/2023	960,083
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A, (3 Month LIBOR USD + 1.55%)	3.90%	^	07/17/2028	20,079,653
10,000,000	Venture Ltd., Series 2016-23A-A, (3 Month LIBOR USD + 1.65%)	4.01%	^	07/19/2028	9,999,932
30,000,000	Vibrant Ltd., Series 2015-3A-A1R, (3 Month LIBOR USD + 1.48%)	3.84%	^	04/20/2026	30,021,761
5,000,000	Vibrant Ltd., Series 2016-5A-A, (3 Month LIBOR USD + 1.55%)	3.91%	^	01/20/2029	5,033,330
23,000,000	Wellfleet Ltd., Series 2016-1A-AR, (3 Month LIBOR USD + 0.91%)	3.27%	^	04/20/2028	22,972,808
20,000,000	Wellfleet Ltd., Series 2017-2A-A1, (3 Month LIBOR USD + 1.25%)	3.61%	^	10/20/2029	20,036,635
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L, (3 Month LIBOR USD + 4.25%)	6.61%	^	02/03/2025	2,503,061
1,994,699	WhiteHorse Ltd., Series 2013-1A-A1L, (3 Month LIBOR USD + 1.40%)	3.73%	^	11/24/2025	1,997,645
3,250,000	WhiteHorse Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 0.90%)	3.26%	^	05/01/2026	3,247,080
4,000,000	Wind River Ltd., Series 2016-2A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	11/01/2028	4,013,581
5,000,000	Zais Ltd., Series 2014-2A-A1AR, (3 Month LIBOR USD + 1.20%)	3.56%	^	07/25/2026	5,006,867
13,000,000	Zais Ltd., Series 2016-2A-A1, (3 Month LIBOR USD + 1.53%)	3.88%	^	10/15/2028	13,025,201

Total Collateralized Loan Obligations (Cost $908,013,213)					909,074,515

Foreign Corporate Bonds - 15.3%
8,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	7,911,680
9,501,000	AerCap Global Aviation Trust	4.63%		10/30/2020	9,689,964
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,468,502
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,595,298
8,175,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	8,121,874
5,732,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	5,679,288
3,898,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	4,008,858
9,000,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	8,859,415
11,315,000	AstraZeneca PLC	2.38%		11/16/2020	11,106,914
12,900,000	Axiata SPV2 BHD	3.47%		11/19/2020	12,844,530
9,000,000	Banco de Costa Rica	5.25%		08/12/2018	9,010,800
700,000	Banco de Credito del Peru	2.25%	^	10/25/2019	690,375
200,000	Banco de Credito del Peru	2.25%		10/25/2019	197,250
7,300,000	Banco de Credito del Peru	5.38%		09/16/2020	7,599,300
1,500,000	Banco del Estado de Chile	2.67%	^	01/08/2021	1,462,258
19,800,000	Banco del Estado de Chile	3.88%		02/08/2022	19,783,642
5,000,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	4,748,500
16,842,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	17,599,890
11,431,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	11,316,690
9,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	9,022,500
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,024,900
2,950,000	Banco Santander	2.50%	^	12/15/2020	2,876,338
6,598,000	Banco Santander	3.88%		09/20/2022	6,576,622
8,000,000	Banco Santander	4.13%		11/09/2022	7,892,000
15,732,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	15,869,655
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,271,000
10,935,000	Barclays Bank PLC	2.65%		01/11/2021	10,702,896
5,100,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	5,246,625
200,000	BBVA Bancomer S.A.	7.25%		04/22/2020	209,750
12,938,000	BDO Unibank, Inc.	2.63%		10/24/2021	12,468,829
11,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	10,753,138
17,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	17,678,226
11,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	11,089,870
5,518,000	BNP Paribas S.A.	5.00%		01/15/2021	5,731,987
6,885,000	BP Capital Markets PLC	1.68%		05/03/2019	6,826,740
745,000	BP Capital Markets PLC	1.77%		09/19/2019	735,837
2,351,000	BP Capital Markets PLC	2.32%		02/13/2020	2,328,909
9,993,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	10,240,427
21,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	20,480,132
3,000,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,925,733
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	7,903,824
13,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	13,092,131
15,391,000	CNPC General Capital Ltd.	3.95%		04/19/2022	15,542,282
6,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	6,268,282
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	511,318
7,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	7,113,750
7,946,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	7,834,028
2,835,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	2,761,156
2,900,000	Corpbanca S.A.	3.88%		09/22/2019	2,913,886
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	3,996,000
5,580,000	Credit Suisse Group AG, (3 Month LIBOR USD + 1.24%)	3.57%	^	06/12/2024	5,579,470
4,300,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%		07/25/2022	4,312,575
5,200,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%	^	07/25/2022	5,215,206
14,000,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	13,398,658
5,600,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	5,605,852
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,319,305
2,500,000	Digicel Ltd.	8.25%		09/30/2020	1,896,875
10,150,000	Ecopetrol S.A.	7.63%		07/23/2019	10,619,945
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,125,000
10,054,346	ENA Norte Trust	4.95%		04/25/2023	10,129,754
3,695,000	Export-Import Bank of India	2.75%		04/01/2020	3,632,673
13,350,000	Export-Import Bank of India	3.13%		07/20/2021	13,037,610
3,305,000	Export-Import Bank of India, (3 Month LIBOR USD + 1.00%)	3.33%		08/21/2022	3,314,171
10,800,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	10,800,000
3,000,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	3,000,000
500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	483,255
500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	483,255
1,200,000	Fresnillo PLC	5.50%		11/13/2023	1,242,000
10,999,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	11,027,458
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,039,200
4,982,000	Global Bank Corporation	5.13%		10/30/2019	5,030,824
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,854,400
4,000,000	Global Bank Corporation	4.50%		10/20/2021	3,904,000
500,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	514,068
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	390,000
5,619,847	Guanay Finance Ltd.	6.00%		12/15/2020	5,661,995
5,675,000	HSBC Holdings PLC, (3 Month LIBOR USD + 1.00%)	3.33%		05/18/2024	5,662,489
7,635,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	7,979,568
590,502	Interoceanica Finance Ltd.	0.00%		11/30/2018	582,751
10,725,000	Inversiones CMPC S.A.	4.50%		04/25/2022	10,842,908
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,505,656
700,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	723,100
5,000,000	JBS Investments GMBH	7.75%		10/28/2020	5,106,250
9,996,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	9,858,105
10,985,000	Mizuho Financial Group, Inc., (3 Month LIBOR USD + 0.79%)	3.11%		03/05/2023	10,990,985
300,000	Multibank, Inc.	4.38%		11/09/2022	294,000
4,800,000	Oleoducto Central S.A.	4.00%		05/07/2021	4,776,480
8,770,000	ONGC Videsh Ltd.	3.25%		07/15/2019	8,753,776
10,000,000	ONGC Videsh Ltd.	2.88%		01/27/2022	9,586,370
4,300,000	ONGC Videsh Ltd.	3.75%		05/07/2023	4,197,858
7,612,000	Orange S.A.	2.75%		02/06/2019	7,608,003
1,355,000	Orange S.A.	1.63%		11/03/2019	1,330,247
19,000,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	19,076,046
6,100,000	Panama Metro Line SP	0.00%	^	12/05/2022	5,479,325
11,739,000	Panama Metro Line SP	0.00%		12/05/2022	10,544,557
7,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	6,916,448
12,600,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	12,477,251
6,577,000	PSA International Ltd.	4.63%		09/11/2019	6,704,791
598,000	PSA International Ltd.	3.88%		02/11/2021	607,749
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,558,828
17,560,000	Reliance Holdings, Inc.	5.40%		02/14/2022	18,241,412
5,680,000	Royal Bank of Scotland Group PLC, (3 Month LIBOR USD + 1.55%)	3.89%		06/25/2024	5,672,877
2,400,000	SACI Falabella	3.75%		04/30/2023	2,350,777
11,145,000	Santander UK PLC	2.50%		01/05/2021	10,891,362
9,575,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	9,431,417
5,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	5,125,423
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,774,185
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,120,507
990,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	945,680
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,865,696
4,000,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	3,902,912
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,619,951
11,500,000	SP PowerAssets Ltd.	2.70%		09/14/2022	11,207,656
11,465,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	10,998,754
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	205,000
17,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	16,856,930
2,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,163,710
7,241,000	Tencent Holdings Ltd.	3.38%		05/02/2019	7,271,097
3,170,000	Tencent Holdings Ltd.	2.88%		02/11/2020	3,156,441
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,394,012
1,000,000	Tencent Holdings Ltd., (3 Month LIBOR USD + 0.61%)	2.96%	^	01/19/2023	999,080
11,425,000	Toronto-Dominion Bank	3.25%		06/11/2021	11,425,478
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	585,062
18,331,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	18,651,793
10,760,000	UBS AG	2.45%	^	12/01/2020	10,531,533
8,100,000	Union Bank of the Philippines	3.37%		11/29/2022	7,709,629
17,902,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	17,905,634
1,550,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	1,522,715
5,852,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	5,605,397
6,805,000	UPL Corporation	3.25%		10/13/2021	6,597,148
2,930,000	Westpac Banking Corporation	1.95%		11/23/2018	2,923,263
8,015,000	Westpac Banking Corporation	1.60%		08/19/2019	7,903,052

Total Foreign Corporate Bonds (Cost $898,296,730)					882,920,472

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.2%
10,700,000	Chile Government International Bond	2.25%		10/30/2022	10,213,150
21,800,000	Chile International Government Bond	3.25%		09/14/2021	21,797,275
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,321,925
14,600,000	Dominican Republic International Bond	7.50%		05/06/2021	15,340,950
5,000,000	Indonesia Government International Bond	6.13%		03/15/2019	5,116,250
20,060,000	Indonesia Government International Bond	4.88%		05/05/2021	20,666,775
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,677,837
20,600,000	Israel Government International Bond	4.00%		06/30/2022	21,185,184
11,000,000	Mexico Government International Bond	3.63%		03/15/2022	11,033,990
12,000,000	Panama Government International Bond	5.20%		01/30/2020	12,435,000
33,200,000	Philippine Government International Bond	4.00%		01/15/2021	33,655,737
6,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	6,308,160
15,160,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	15,709,095

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $186,147,426)					181,461,328

Non-Agency Commercial Mortgage Backed Obligations - 13.7%
1,107,725	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	1,107,600
9,313,000	AREIT Trust, Series 2018-CRE1-A, (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.92%	^	02/15/2035	9,303,761
11,568,171	Ashford Hospitality Trust, Series 2018-ASHF-A, (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.97%	^	04/15/2035	11,576,736
3,482,469	Asset Securitization Corporation, Series 1997-D4-PS1	2.03%	#I/O	04/14/2029	1,993
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	12,014,891
12,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.93%	^	06/15/2035	12,587,338
191,761,146	BANK, Series 2017-BNK5-XA	1.24%	#I/O	06/15/2060	13,044,092
104,540,824	BANK, Series 2017-BNK6-XA	1.01%	#I/O	07/15/2060	5,979,536
47,627,867	BANK, Series 2017-BNK9-XA	0.96%	#I/O	11/15/2054	2,861,725
9,971,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E, (1 Month LIBOR USD + 3.75%, 2.56% Floor)	5.82%	^	08/15/2027	10,014,924
95,596,320	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.69%	#I/O	02/15/2050	9,351,481
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C, (1 Month LIBOR USD + 1.20%)	3.27%	^	08/15/2036	2,263,380
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D, (1 Month LIBOR USD + 1.70%)	3.77%	^	08/15/2036	2,579,828
5,399,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E, (1 Month LIBOR USD + 2.50%)	4.57%	^	08/15/2036	5,424,630
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F, (1 Month LIBOR USD + 3.50%)	5.57%	^	08/15/2036	5,209,772
11,694,000	BBCMS Mortgage Trust, Series 2017-GLKS-E, (1 Month LIBOR USD + 2.85%, 2.75% Floor)	4.92%	^	11/15/2034	11,709,932
11,000,000	BBCMS Mortgage Trust, Series 2018-TALL-A, (1 Month LIBOR USD + 0.72%)	2.80%	^	03/15/2037	11,003,903
1,488,124	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10-AJ	5.78%	#	12/11/2040	1,549,931
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,784,423
129,173,163	Benchmark Mortgage Trust, Series 2018-B1-XA	0.67%	#I/O	01/15/2051	5,135,344
10,734,000	Bsprt Issuer Ltd., Series 2017-FL1-A, (1 Month LIBOR USD + 1.35%)	3.42%	^	06/15/2027	10,757,753
6,888,000	Bsprt Issuer Ltd., Series 2017-FL2-A, (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.89%	^	10/15/2034	6,897,784
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-AS, (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.17%	^	10/15/2034	2,417,115
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-B, (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.47%	^	10/15/2034	2,417,529
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D, (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.39%	^	03/15/2037	3,578,874
4,001,852	BX Trust, Series 2017-APPL-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.12%	^	07/15/2034	4,022,373
6,192,244	BX Trust, Series 2017-APPL-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	07/15/2034	6,241,817
6,117,000	BX Trust, Series 2017-FL1-C, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.02%	^	06/15/2035	6,147,603
4,460,000	BX Trust, Series 2017-IMC-D, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	10/15/2032	4,473,862
7,194,000	BX Trust, Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.32%	^	10/15/2032	7,231,209
7,099,000	BX Trust, Series 2017-SLCT-D, (1 Month LIBOR USD + 2.05%)	4.12%	^	07/15/2034	7,114,550
11,674,000	BX Trust, Series 2017-SLCT-E, (1 Month LIBOR USD + 3.15%)	5.22%	^	07/15/2034	11,736,117
8,976,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/15/2037	8,950,372
11,441,000	BX Trust, Series 2018-GW-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2035	11,468,097
1,001,000	BX Trust, Series 2018-GW-D, (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.67%	^	05/15/2035	1,002,381
124,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/15/2035	123,190
26,337,236	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.48%	#I/O	05/10/2050	2,209,652
117,149,173	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.83%	#I/O	06/15/2050	12,129,262
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.12%	#I/O	06/15/2050	3,101,921
4,752,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	4,837,213
4,752,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	4,848,248
2,851,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	2,934,386
2,435,830	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A, (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.93%	^	11/15/2031	2,437,182
4,697,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	07/15/2032	4,707,724
6,576,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E, (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.22%	^	07/15/2032	6,572,465
12,600,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.37%	^	02/15/2037	12,656,481
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/15/2036	7,791,062
4,123,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	4,163,731
2,721,497	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	2,717,715
34,355,360	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.48%	#I/O	02/10/2049	2,604,068
65,349,862	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/15/2049	6,264,738
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D, (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.87%	^	12/15/2036	180,058
6,919,000	CLNS Trust, Series 2017-IKPR-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.10%	^	06/11/2032	6,935,658
6,919,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	6,956,933
4,505,559	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	4,525,658
5,642,000	Cold Storage Trust, Series 2017-ICE3-A, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	04/15/2036	5,671,832
6,884,000	Cold Storage Trust, Series 2017-ICE3-C, (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.42%	^	04/15/2036	6,916,402
8,037,700	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.82%	#I/O	08/15/2045	444,122
126,917,942	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.43%	#I/O	10/10/2046	5,631,324
30,479,654	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.55%	#I/O	01/10/2046	1,582,552
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C, (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.90%	^	02/13/2032	3,902,781
67,534,779	Commercial Mortgage Pass-Through Certificates, Series 2017-COR2-XA	1.33%	#I/O	09/10/2050	5,796,598
173,948,619	Commercial Pass-Through Certificates, Series 2015-CR25-XA	1.08%	#I/O	08/10/2048	8,530,301
1,313,913	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.17%	#^	02/15/2041	1,312,259
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,393,543
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.44%	#^	04/05/2033	6,376,694
127,221,505	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.40%	#I/O	06/15/2050	9,414,557
20,120,096	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	1.04%	#I/O	09/15/2050	957,415
3,435,000	CSMC Mortgage Securities Trust, Series 2017-HD-B, (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.42%	^	02/15/2031	3,436,426
1,649,000	CSMC Mortgage Securities Trust, Series 2017-HD-C, (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.77%	^	02/15/2031	1,649,337
3,559,000	CSMC Mortgage Securities Trust, Series 2017-HD-D, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.57%	^	02/15/2031	3,567,715
811,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.44%	#^	04/05/2033	790,793
10,862,000	CSMC Trust, Series 2017-CHOP-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	07/15/2032	10,885,508
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B, (1 Month LIBOR USD + 0.85%, 0.95% Floor)	2.92%	^	06/15/2034	12,945,760
12,654,000	DBGS Mortgage Trust, Series 2018-BIOD-A, (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.70%	^	05/15/2035	12,653,911
4,252,621	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,220,524
12,463,000	GPMT Ltd., Series 2018-FL1-A, (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.98%	^	11/21/2035	12,458,339
3,487,000	Great Wolf Trust, Series 2017-WOLF-D, (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.32%	^	09/15/2034	3,500,198
5,404,000	Great Wolf Trust, Series 2017-WOLF-E, (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.32%	^	09/15/2034	5,437,208
2,876,000	Great Wolf Trust, Series 2017-WOLF-F, (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.29%	^	09/15/2034	2,896,717
1,354,022	GS Mortgage Securities Trust, Series 2013-GC14-A2	3.00%		08/10/2046	1,353,152
6,788,000	GS Mortgage Securities Trust, Series 2017-500K-E, (1 Month LIBOR USD + 1.50%, 1.75% Floor)	3.57%	^	07/15/2032	6,792,788
9,116,000	GS Mortgage Securities Trust, Series 2017-500K-F, (1 Month LIBOR USD + 1.80%, 2.15% Floor)	3.87%	^	07/15/2032	9,125,730
2,970,000	GS Mortgage Securities Trust, Series 2017-500K-G, (1 Month LIBOR USD + 2.50%, 2.85% Floor)	4.57%	^	07/15/2032	2,975,826
145,806,442	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.20%	#I/O	05/10/2050	11,087,778
133,665,458	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.29%	#I/O	08/10/2050	10,496,428
154,335,622	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.13%	#I/O	11/10/2050	10,879,566
9,236,000	Hilton Orlando Trust, Series 2018-ORL-B, (1 Month LIBOR USD + 1.05%)	3.12%	^	12/15/2034	9,243,963
2,854,250	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,856,732
1,697,194	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.11%	#	02/15/2051	1,693,908
3,295,994	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	3,297,991
4,708,178	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	4,656,744
2,684,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	06/15/2032	2,686,318
2,027,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	06/15/2032	2,034,790
6,562,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	06/15/2032	6,546,179
2,836,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.30%	^	07/15/2034	2,841,577
2,661,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.00%	^	07/15/2034	2,671,409
2,356,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E, (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.00%	^	07/15/2034	2,369,885
3,316,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F, (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.80%	^	07/15/2034	3,339,677
12,853,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.00%	^	06/15/2032	12,871,264
1,793,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,788,292
2,496,438	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.16%	#	06/15/2049	2,521,252
1,051,902	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,052,934
21,025,309	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.24%	#I/O	07/15/2047	712,659
9,412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	9,351,306
1,387,382	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C, (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.92%	^	05/15/2028	1,389,125
6,173,368	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	10/15/2034	6,182,376
3,484,807	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.82%	^	10/15/2034	3,493,380
71,885,866	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.94%	#I/O	12/15/2049	3,010,062
91,532,472	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.61%	#I/O	11/15/2048	4,948,493
3,792,000	LCCM, Series 2014-PKMD-MRC	2.95%	#^	11/14/2027	3,755,391
7,663,000	LMREC, Inc., Series 2015-CRE1-AR, (1 Month LIBOR USD + 0.98%)	3.06%	^	02/22/2032	7,682,142
11,004,000	LoanCore Issuer Ltd., Series 2018-CRE1-A, (1 Month LIBOR USD + 1.13%, 1.13% Floor)	3.20%	^	05/15/2028	11,034,365
71,039,615	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	3,415,691
12,970,000	Marathon CRE, Series 2018-FL1-A, (1 Month LIBOR USD + 1.15%, 1.15% Floor)	0.00%	^	06/15/2028	12,989,131
997,279	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	998,378
2,760,767	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.63%	#^I/O	08/15/2045	129,210
15,260,424	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O	12/15/2046	514,501
19,282,708	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-XA	0.90%	#I/O	12/15/2049	932,487
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	3,232,128
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	4,825,201
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	3,680,161
2,534,379	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.69%	#^I/O	11/12/2041	68
69,482,372	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.61%	#I/O	06/15/2050	6,140,859
101,369	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	100,525
11,397,771	Motel 6 Trust, Series 2017-MTL6-D, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	08/15/2034	11,442,425
12,859,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.87%	^	06/15/2035	12,891,147
8,366,037	RAIT Trust, Series 2017-FL7-A, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.02%	^	06/15/2037	8,371,443
2,363,000	RAIT Trust, Series 2017-FL7-AS, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.37%	^	06/15/2037	2,363,890
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A, (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.02%	^	06/15/2033	5,445,412
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B, (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.32%	^	06/15/2033	5,445,613
2,263,000	TPG Real Estate Finance Ltd., Series 2018-FL1-A, (1 Month LIBOR USD + 0.75%, 0.75% Floor)	2.82%	^	02/15/2035	2,260,755
4,299,000	TPG Real Estate Finance Ltd., Series 2018-FL1-AS, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.02%	^	02/15/2035	4,294,722
1,811,000	TPG Real Estate Finance Ltd., Series 2018-FL1-B, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.37%	^	02/15/2035	1,812,139
28,726,659	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.26%	#^I/O	05/10/2045	1,826,846
87,130,586	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.77%	#I/O	06/15/2050	9,085,768
106,883,020	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.28%	#I/O	08/15/2050	7,890,404
118,833,270	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.05%	#I/O	02/15/2051	7,859,906
4,442,676	VSD LLC, Series 2017-PLT1-A1	3.60%	^	12/25/2043	4,439,667
5,028,893	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.36%	#	05/15/2043	5,016,013
1,457,676	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.20%	#	06/15/2045	1,472,312
4,844,332	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	4,885,774
5,021,397	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.21%	#	02/15/2051	5,113,510
31,978,354	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	1.03%	#I/O	09/15/2058	1,509,004
52,134,740	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1-XA	1.93%	#I/O	08/15/2049	5,845,842
51,557,004	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1-XA	1.44%	#I/O	03/15/2050	4,486,052
13,213,626	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.01%	#^I/O	08/15/2045	800,226

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $798,489,228)					785,293,509

Non-Agency Residential Collateralized Mortgage Obligations - 13.6%
21,948,152	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	21,624,419
7,424,420	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	7,401,662
3,620,344	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	3,614,126
25,869,000	Angel Oak Mortgage Trust LLC, Series 2018-2-A1	3.67%	^	07/27/2048	25,933,434
240,504	Banc of America Funding Corporation, Series 2005-E-6A1	3.94%	#	05/20/2035	243,032
1,753,415	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	4.40%	#	06/25/2035	1,670,579
4,284,287	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^§	08/28/2032	4,271,876
17,577,142	Bayview Opportunity Master Fund Trust, Series 2018-RN1-A1	3.28%	^§	01/28/2033	17,493,510
16,430,262	Bayview Opportunity Master Fund Trust, Series 2018-RN2-A1	3.60%	^§	02/25/2033	16,410,981
10,607,818	Bayview Opportunity Master Fund Trust, Series 2018-RN3-A1	3.67%	^§	03/28/2033	10,616,012
1,829,884	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^Þ	08/28/2021	1,922,234
2,866,319	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.82%		02/25/2034	2,897,347
361,402	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	361,645
16,500,000	CAM Mortgage Trust, Series 2018-1-A1	3.96%	^§	12/01/2065	16,539,385
10,931,833	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2, (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.50% Cap)	2.29%		02/25/2037	10,885,036
8,715,850	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	8,571,903
26,323,529	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	26,302,267
1,689,702	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.45%	ß	03/25/2037	1,742,033
8,524,052	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.19%	ß	06/25/2037	8,631,406
1,834,850	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1, (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	3.71%		03/25/2036	1,763,631
9,121,366	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	9,123,592
3,880,133	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	3,864,211
4,426,927	COLT Mortgage Loan Trust, Series 2018-1-A2	2.98%	^	02/25/2048	4,416,795
5,522,391	COLT Mortgage Loan Trust, Series 2018-1-A3	3.08%	^	02/25/2048	5,514,052
28,270	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.94%	#	04/25/2036	28,578
4,470,789	Countrywide Home Loans, Series 2004-HYB9-1A1	3.59%	#	02/20/2035	4,527,874
47,764	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	47,273
9,678,560	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	#^	11/27/2037	9,774,831
2,031,812	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	3.09%	#^	04/27/2035	2,006,860
11,234,611	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	11,336,763
24,232,688	CSMC Trust, Series 2017-12R-A1 (1 Month LIBOR USD + 1.45%, 1.00% Floor)	3.36%	^	10/29/2046	24,528,618
30,000,000	CSMC Trust, Series 2018-5R-1A1, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.28%	^	10/30/2046	30,017,790
4,052,521	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	4,006,430
1,968,367	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	1,942,923
2,894,658	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	2,855,217
6,755,654	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	3.99%	#	08/25/2037	5,745,346
3,456,980	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	3,437,435
3,282,727	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	3.85%	#	11/25/2035	3,168,035
51,821	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	313,004
263,577	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	254,135
47,033	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	45,655
43,754	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	40,534
30,000,000	JP Morgan Mortgage Trust, Series 2018-7FRB-A2, (1 Month LIBOR USD + 0.75%)	2.84%	^	04/25/2046	30,074,700
19,987,222	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	19,694,703
24,198,926	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	24,332,253
5,291,538	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.77%		04/25/2036	4,872,488
3,574,647	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	3.89%	#	11/25/2035	3,553,253
16,712,066	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	16,719,419
15,588,182	MFA Trust, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	15,503,377
14,256,684	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	#^	11/25/2058	14,085,178
23,263,267	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	^	01/25/2061	22,881,647
7,360	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	8,039
2,073,809	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A, (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.19%	^	02/26/2037	2,047,373
19,150,792	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	19,187,715
15,867,332	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-A	3.19%	^	01/25/2023	15,767,852
13,618,047	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	13,567,114
13,468,644	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	13,377,048
9,221,669	OBX Trust, Series 2018-1-A2, (1 Month LIBOR USD + 0.65%)	2.74%	^	06/25/2057	9,255,713
83,129	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	84,373
9,067,924	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	^§	03/28/2057	9,056,377
8,160,196	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	8,130,125
3,000,000	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/27/2033	3,007,500
5,627,485	Pretium Mortgage Credit Partners LLC, Series 2018-NPL2-A1	3.70%	^§	03/27/2033	5,616,768
7,821,288	PRPM LLC, Series 2017-1A-A1	4.25%	^§	01/25/2022	7,837,793
20,147,057	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	20,133,083
3,924	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	3,926
9,233,181	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	9,128,846
293,905	Structured Asset Securities Corporation, Series 2003-24A-1A3	3.62%	#	07/25/2033	296,571
75,815	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	76,907
1,059,226	Structured Asset Securities Corporation, Series 2006-OW1-A4, (1 Month LIBOR USD + 0.40%, 0.20% Floor)	2.49%	^	12/25/2035	1,061,874
14,980,273	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	14,705,734
3,636,000	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL, (1 Month LIBOR USD + 2.43%, 2.43% Floor)	4.52%	^	06/25/2045	3,669,974
4,598,018	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	4,579,556
6,984,020	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	6,948,496
17,896,933	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	#^	05/25/2047	17,714,107
14,328,319	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	14,320,267
2,122,714	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	2,119,516
21,749,596	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	21,622,581
4,474,394	VOLT LLC, Series 2017-NPL1-A1	3.50%	^§	02/25/2047	4,485,102
7,415,018	VOLT LLC, Series 2017-NPL3-A1	3.50%	^§	03/25/2047	7,416,250
10,486,814	VOLT LLC, Series 2017-NPL6-A1	3.25%	^§	05/25/2047	10,435,959
13,528,168	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	13,486,514
13,270,340	VOLT LLC, Series 2017-NPL8-A1	3.13%	^§	06/25/2047	13,210,958
20,956,492	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	20,836,600
12,466,296	VOLT LLC, Series 2018-NPL1	3.75%	^§	04/25/2048	12,486,637
783,228	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	3.45%	#	12/25/2032	771,932
1,926,935	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	3.82%	#	03/25/2036	1,937,955

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $777,488,153)					776,002,622

US Corporate Bonds - 6.9%
8,032,000	Amazon.com, Inc.	2.60%		12/05/2019	8,040,071
9,650,000	American Express Company, (3 Month LIBOR USD + 0.65%)	2.97%		02/27/2023	9,636,995
11,325,000	Amgen, Inc.	2.20%		05/11/2020	11,150,549
5,615,000	Analog Devices, Inc.	2.95%		01/12/2021	5,570,181
8,405,000	Anthem, Inc.	2.50%		11/21/2020	8,266,681
11,242,000	AT&T, Inc.	2.80%		02/17/2021	11,069,163
5,795,000	Bank of America Corporation, (3 Month LIBOR USD + 0.79%)	3.11%		03/05/2024	5,779,364
5,995,000	BAT Capital Corporation	2.30%	^	08/14/2020	5,868,454
6,150,000	Boston Properties LP	5.88%		10/15/2019	6,335,597
11,050,000	Capital One Financial Corporation	2.40%		10/30/2020	10,783,536
10,910,000	Cardinal Health, Inc.	1.95%		06/14/2019	10,821,902
11,046,000	Celgene Corporation	2.88%		08/15/2020	10,975,619
11,351,000	Cintas Corporation	2.90%		04/01/2022	11,107,076
5,510,000	Citigroup, Inc., (3 Month LIBOR USD + 1.02%)	3.35%		06/01/2024	5,519,401
10,829,000	Consolidated Edison, Inc.	2.00%		03/15/2020	10,633,895
11,000,000	CVS Health Corporation	2.80%		07/20/2020	10,912,112
4,665,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	4,589,327
6,425,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	6,242,928
5,680,000	Delta Air Lines, Inc.	3.40%		04/19/2021	5,657,747
10,495,000	EQT Corporation	2.50%		10/01/2020	10,259,514
8,660,000	Ford Motor Credit Company, (3 Month LIBOR USD + 1.24%)	3.59%		02/15/2023	8,718,869
5,565,000	General Dynamics Corporation	3.00%		05/11/2021	5,548,966
8,440,000	General Mills, Inc.	2.20%		10/21/2019	8,343,586
2,700,000	General Mills, Inc.	3.20%		04/16/2021	2,687,576
8,415,000	General Motors Financial Company	2.65%		04/13/2020	8,317,467
2,533,000	General Motors Financial Company	3.20%		07/06/2021	2,501,621
8,310,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	8,230,711
4,335,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	4,351,988
10,266,000	Kinder Morgan, Inc.	3.05%		12/01/2019	10,237,473
9,878,000	Kroger Company	6.15%		01/15/2020	10,322,137
5,515,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	5,527,511
6,767,000	Molson Coors Brewing Company	1.45%		07/15/2019	6,661,755
5,615,000	Mondelez International, Inc.	3.00%		05/07/2020	5,605,282
11,045,000	Morgan Stanley, (3 Month LIBOR USD + 0.93%)	3.29%		07/22/2022	11,138,808
11,160,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	10,996,286
1,153,000	Newell Brands, Inc.	2.60%		03/29/2019	1,149,160
10,127,000	Newell Brands, Inc.	3.15%		04/01/2021	10,038,837
11,110,000	Northrop Grumman Corporation	2.08%		10/15/2020	10,863,969
4,855,000	PNC Bank NA	2.45%		11/05/2020	4,773,138
755,000	PNC Financial Services Group, Inc.	5.13%		02/08/2020	779,273
5,428,000	PNC Financial Services Group, Inc.	4.38%		08/11/2020	5,559,092
8,650,000	Prudential Financial, Inc.	7.38%		06/15/2019	9,011,348
5,335,000	Reynolds American, Inc.	3.25%		06/12/2020	5,326,762
11,039,000	Sherwin-Williams Company	2.25%		05/15/2020	10,860,114
2,917,000	Simon Property Group LP	2.20%		02/01/2019	2,906,869
4,840,000	Southern Company	2.45%		09/01/2018	4,837,001
6,480,000	Southern Company	1.85%		07/01/2019	6,417,175
11,086,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	11,153,206
5,662,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	5,641,582
5,490,000	Union Pacific Corporation	3.20%		06/08/2021	5,510,391
5,565,000	Verizon Communications, Inc., (3 Month LIBOR USD + 1.10%)	3.44%		05/15/2025	5,563,766
2,567,000	WellPoint, Inc.	2.30%		07/15/2018	2,566,697
1,995,000	Wells Fargo & Company	2.15%		01/30/2020	1,965,670
8,940,000	Wells Fargo & Company	2.60%		01/15/2021	8,801,534

Total US Corporate Bonds (Cost $396,796,440)					392,135,732

US Government and Agency Mortgage Backed Obligations - 1.0%
328,188	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	359,572
84,701	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	85,330
35,527	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	35,361
2,822,225	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	2,705,654
3,315,950	Federal Home Loan Mortgage Corporation, Series 4381-FK, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.42%		06/15/2044	3,318,508
19,533,850	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	18,865,798
133,602,457	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	6,644,505
5,028,328	Federal National Mortgage Association, Pool AL9932	3.05%		01/01/2024	5,006,800
130,928	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	133,576
14,733,738	Federal National Mortgage Association, Series 2016-89-FH, (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.59%		12/25/2046	14,871,614
115,246	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	117,148
3,712,783	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	3,837,639

Total US Government and Agency Mortgage Backed Obligations (Cost $53,936,015)					55,981,505

US Government and Agency Obligations - 5.3%
56,242,550	United States Treasury Notes	0.13%		04/15/2019	55,920,327
68,600,000	United States Treasury Notes	1.50%		08/15/2020	67,119,473
79,600,000	United States Treasury Notes	2.00%		08/31/2021	78,049,976
79,500,000	United States Treasury Notes	2.13%		09/30/2021	78,211,230
22,900,000	United States Treasury Notes	1.88%		01/31/2022	22,275,170

Total US Government and Agency Obligations (Cost $306,348,278)					301,576,176

Affiliated Mutual Funds - 0.8%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				48,100,000

Total Affiliated Mutual Funds (Cost $50,000,000)					48,100,000

Exchange Traded Funds and Common Stocks - 0.0%
89,329	Frontera Energy Corporation *				1,297,501

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					1,297,501

Short Term Investments - 8.8%
85,663,706	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		85,663,706
85,663,685	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		85,663,685
85,663,686	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		85,663,686
61,800,000	United States Treasury Bills	0.00%		07/19/2018	61,749,841
73,100,000	United States Treasury Bills	0.00%		08/16/2018	72,934,040
56,300,000	United States Treasury Bills	0.00%		09/20/2018	56,065,730
56,400,000	United States Treasury Bills	0.00%		10/18/2018	56,072,598

Total Short Term Investments (Cost $503,791,279)					503,813,286

Total Investments - 100.8% (Cost $5,825,969,396)					5,771,136,869
Liabilities in Excess of Other Assets - (0.8)%					(47,019,231)

NET ASSETS - 100.0%					$5,724,117,638

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $2,804,447,490 or 49.0% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

I/O	Interest only security

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

Þ	Value determined using significant unobservable inputs.

¥	Illiquid security

†	Perpetual Maturity

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.9%
Foreign Corporate Bonds	15.3%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Non-Agency Residential Collateralized Mortgage Obligations	13.6%
Asset Backed Obligations	9.1%
Short Term Investments	8.8%
Bank Loans	7.2%
US Corporate Bonds	6.9%
US Government and Agency Obligations	5.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.2%
US Government and Agency Mortgage Backed Obligations	1.0%
Affiliated Mutual Funds	0.8%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	(0.8)%

	100.0%

~	Represents less than 0.05% of net assets.

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Non-Agency Residential Collateralized Mortgage Obligations	13.6%
Asset Backed Obligations	9.1%
Short Term Investments	8.8%
Banking	8.6%
US Government and Agency Obligations	5.3%
Energy	3.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.2%
Telecommunications	1.9%
Healthcare	1.7%
Transportation	1.3%
Chemicals/Plastics	1.2%
Utilities	1.0%
US Government and Agency Mortgage Backed Obligations	1.0%
Pharmaceuticals	0.9%
Business Equipment and Services	0.9%
Hotels/Motels/Inns and Casinos	0.9%
Affiliated Mutual Funds	0.8%
Aerospace & Defense	0.7%
Automotive	0.7%
Food Products	0.7%
Technology	0.7%
Electronics/Electric	0.6%
Media	0.5%
Food Service	0.5%
Conglomerates	0.4%
Pulp & Paper	0.4%
Consumer Products	0.3%
Financial Intermediaries	0.3%
Insurance	0.3%
Industrial Equipment	0.3%
Finance	0.2%
Beverage and Tobacco	0.2%
Food/Drug Retailers	0.2%
Real Estate	0.2%
Commercial Services	0.1%
Leisure	0.1%
Containers and Glass Products	0.0%	~
Retailers (other than Food/Drug)	0.0%	~
Mining	0.0%	~
Chemical Products	0.0%	~
Other Assets and Liabilities	(0.8)%

	100.0%

~	Represents less than 0.05% of net assets.

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$48,500,000	$-	$-	5,000,000	$48,100,000	$(400,000)	$296,916	$-

	$48,500,000	$-	$-	5,000,000	$48,100,000	$(400,000)	$296,916	$-

DoubleLine Floating Rate Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 95.0%
Aerospace & Defense - 2.1%
4,578,126	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.33%		04/19/2024	4,602,916
1,720,716	StandardAero Aviation Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/07/2022	1,725,560
2,340,217	Syncreon Group BV, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	2,214,430
2,311,938	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		06/09/2023	2,301,245
3,161,000	WP CPP Holdings LLC, Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%)	6.28%		04/30/2025	3,180,361

					14,024,512

Automotive - 3.6%
2,039,385	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		09/01/2021	1,337,072
	Bright Bidco BV, Senior Secured 1st Lien Term Loan
2,583,286	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	2,567,141
1,215,664	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		06/28/2024	1,208,066
360,596	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.10%		03/24/2025	363,751
2,878,898	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/01/2024	2,881,604
	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan
2,475,823	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.82%		04/15/2021	2,483,783
825,274	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		04/15/2021	827,928
612,020	EOC Group, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.20%	&	03/20/2025	608,194
3,822,980	EOC Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.20%		03/20/2025	3,799,087
3,010,000	Ply Gem Holdings, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		04/12/2025	3,007,186
680,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	670,936
3,970,000	Tenneco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.73%		06/18/2025	3,937,764

					23,692,511

Beverage and Tobacco - 0.3%
1,782,670	Chill Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/20/2024	1,793,259

Building and Development (including Steel/Metals) - 3.5%
2,385,000	Aleris International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	2,367,852
1,414,286	Coronado Australian Holdings Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	1,430,196
385,714	Coronado Australian Holdings Pty Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	390,054
4,464,406	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	4,445,588
3,212,857	Forterra Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		10/25/2023	3,009,033
2,215,000	Gopher Resource LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		03/06/2025	2,220,538
6,360,000	GrafTech Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.50%		02/12/2025	6,336,182
790,000	Phoenix Services Merger Sub LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.75%		03/03/2025	793,456
1,945,000	U.S. Silica Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.13%		05/01/2025	1,947,431

					22,940,330

Business Equipment and Services - 13.6%
1,206,095	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/04/2024	1,206,698
	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan
4,432,670	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		06/21/2024	4,446,255
44,774	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	44,912
4,638,375	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		11/01/2024	4,606,509
4,133,250	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/01/2024	4,124,198
4,940,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		11/29/2024	4,943,087
4,740,000	Deerfield Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		02/13/2025	4,727,155
4,045,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.25%		11/15/2024	3,994,438
4,569,917	Garda World Security Corporation, Senior Secured 1st Lien Term Loan (Prime Rate + 2.50%, 1.00% Floor)	7.50%		05/24/2024	4,579,903
4,776,068	Greeneden US Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		12/01/2023	4,782,038
4,865,000	ION Trading Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.30%		11/21/2024	4,834,594
4,424,185	Kronos Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		11/01/2023	4,421,420
301,866	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	300,607
975,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		12/01/2025	977,745
3,743,134	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	3,727,525
465,000	MX Holdings US, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.32%		06/18/2025	465,874
4,718,750	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	4,678,216
1,654,424	Polycom, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.34%		09/27/2023	1,658,047
4,411,663	Prime Security Services Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		05/02/2022	4,395,869
3,590,000	SIWF Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		06/13/2025	3,612,438
2,700,000	SMG US Midco 2, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		01/23/2025	2,700,000
4,424,410	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/03/2023	4,410,583
4,713,128	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/01/2024	4,700,356
2,183,620	TravelClick Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		05/06/2021	2,207,508
3,896,532	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/28/2022	3,845,799
1,050,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.48%		10/10/2024	1,043,327
3,810,450	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/10/2024	3,802,353

					89,237,454

Chemicals/Plastics - 0.9%
1,150,000	LUX HOLDCO III, Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	5.10%		03/28/2025	1,150,960
3,230,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.30%		12/18/2023	3,227,368
675,000	Solenis International LP, Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/18/2024	667,406
	HVSC Merger Sub Corporation, Guaranteed Senior Secured 1st Lien Term Loan
514,610	(1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/28/2024	518,683
253,465	(2 Month LIBOR USD + 4.00%, 1.00% Floor)	6.17%		10/28/2024	255,471

					5,819,888

Containers and Glass Products - 1.4%
4,524,207	BWAY Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%		04/03/2024	4,505,838
4,597,922	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/30/2022	4,414,718

					8,920,556

Cosmetics/Toiletries - 0.6%
3,696,033	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		05/15/2023	3,680,325

Electronics/Electric - 12.7%
414,144	Access CIG LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±	02/27/2025	415,386
2,512,014	Access CIG LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		02/27/2025	2,519,550
2,713,191	Almonde, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.81%		06/13/2024	2,669,291
2,905,000	Almonde, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/16/2025	2,806,041
4,592,675	Applied Systems, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	4,604,501
4,935,000	Blackhawk Network Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.07%		06/16/2025	4,927,795
6,140,000	BMC Software Finance, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.55%		09/30/2025	6,109,300
4,453,314	Canyon Valor Companies, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/16/2023	4,453,314
3,960,751	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		12/15/2021	3,974,614
1,190,000	Energy Acquisition LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.59%		06/26/2025	1,184,050
1,364,281	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	1,293,932
3,472,562	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	3,483,431
4,716,217	Flexera Software LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		02/26/2025	4,714,024
2,672,085	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	5.34%		07/01/2022	2,682,666
2,938,336	Informatica LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		08/05/2022	2,946,739
4,977,525	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.99%		¥11/14/2024	4,979,093
1,799,513	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.31%		02/01/2024	1,754,526
4,128,800	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.99%		04/26/2024	4,113,317
1,075,000	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		05/16/2025	1,072,538
1,345,000	Renaissance Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/02/2025	1,340,172
4,896,694	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		10/31/2022	4,918,117
1,235,000	Severin Aquisition LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		07/31/2025	1,228,053
3,076,550	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		02/05/2024	3,079,104
4,616,059	Sophia LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		09/30/2022	4,604,519
4,003,412	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		06/30/2023	3,983,395
3,840,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.57%		06/04/2025	3,820,416

					83,677,884

Energy - 5.0%
2,880,000	Blackstone Group, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.86%		10/31/2024	2,878,646
4,130,000	Bison Midstream Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.09%		05/21/2025	4,140,325
4,355,000	Covia Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	4,361,140
2,671,948	FTS International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/16/2021	2,686,417
620,000	Gavilan Resources LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	611,866
1,378,196	Gulf Finance LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.59%		08/25/2023	1,195,585
2,905,000	Lucid Energy Group II Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/18/2025	2,894,106
4,265,000	McDermott International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/12/2025	4,291,891
4,870,000	Oryx Southern Delaware Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		02/28/2025	4,821,300
2,880,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.34%		09/27/2024	2,883,341
1,972,173	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		04/12/2024	1,821,805

					32,586,422

Finance - 0.3%
290,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.05%		06/26/2026	292,855
1,980,000	Edelman Financial Center LLC., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.55%		06/26/2025	1,980,010

					2,272,865

Food Products - 1.3%
2,900,000	CHG PPC Parent LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		03/31/2025	2,892,750
4,832,662	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.31%		07/03/2020	4,702,808
935,000	H-Food Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/23/2025	927,637

					8,523,195

Food Service - 1.3%
	IRB Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan
2,415,353	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.25%		02/05/2025	2,422,394
1,976,198	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		02/05/2025	1,981,958
4,234,400	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.85%		02/01/2023	4,231,753

					8,636,105

Food/Drug Retailers - 1.0%
615,000	Albertsons Cos, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.36%		05/03/2023	615,003
6,200,000	Houston Foods, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.05%		06/27/2025	6,176,750

					6,791,753

Healthcare - 12.7%
2,761,345	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		04/28/2022	2,688,860
2,876,606	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	2,766,044
3,907,229	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		06/21/2024	3,897,461
4,680,088	Avantor, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		11/21/2024	4,709,338
5,585,941	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		06/07/2023	5,600,772
1,450,000	Concentra, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.74%		06/01/2022	1,451,813
2,154,082	CPI Holdco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/21/2024	2,167,998
633,413	CP VI Bella Topco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		12/27/2024	632,424
1,953,000	CVS Holdings LP, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.10%		02/06/2025	1,938,352
636,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	06/06/2025	638,388
2,544,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.76%		06/06/2025	2,553,553
1,730,694	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.10%		12/01/2023	1,731,421
4,864,581	Equian Buyer Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.33%		05/20/2024	4,856,457
5,040,651	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	5,040,651
1,265,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%)	9.30%		06/22/2026	1,283,975
2,030,769	Gentiva Health Services, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	06/23/2025	2,020,615
3,249,231	Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.05%		06/23/2025	3,232,985
2,085,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.30%		06/23/2025	2,069,363
1,400,000	MedPlast Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.05%		06/26/2025	1,402,191
4,129,846	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		06/07/2023	4,112,748
3,930,200	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		09/27/2024	3,913,831
1,194,137	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		10/20/2022	1,188,543
5,700,000	Radiology Partners Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.55%		07/04/2025	5,664,375
4,293,500	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.80%		03/01/2021	4,292,169
300,000	Sound Inpatient Physicians, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.05%		06/19/2026	301,500
1,115,000	Sound Inpatient Physicians, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.30%		06/19/2025	1,117,793
3,955,050	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		02/06/2024	3,811,679
3,662,649	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		12/30/2022	3,615,328
4,533,638	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		12/02/2024	4,511,672

					83,212,299

Hotels/Motels/Inns and Casinos - 2.3%
3,343,168	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		04/25/2024	3,337,602
1,560,882	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		10/13/2023	1,478,155
4,608,808	Playa Resorts Holding BV, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/29/2024	4,565,600
	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan
3,668,814	(2 Month LIBOR USD + 2.75%)	4.92%		08/14/2024	3,649,333
860,586	(1 Month LIBOR USD + 2.75%)	4.84%		08/14/2024	856,016
1,170,000	Stars Group Holdings B.V., Senior Secured 1st Lien Term Loan	5.80%	±	07/31/2025	1,164,150

					15,050,856

Industrial Equipment - 5.6%
1,157,100	Blount International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		04/12/2023	1,165,784
195,000	DexKo Global Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%	&	07/24/2024	195,609
588,525	Dexko Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		07/24/2024	590,917
2,360,000	Filtration Group Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.30%		03/31/2025	2,363,245
2,286,943	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.25%		12/06/2024	2,292,661
4,618,925	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.59%		08/05/2024	4,634,098
2,595,000	KBR Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		04/25/2025	2,603,109
4,493,422	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		09/28/2023	4,470,955
2,895,000	Pro Mach Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.02%		03/07/2025	2,862,793
2,867,533	Robertshaw US Holding Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.63%		02/28/2025	2,867,533
4,930,000	Titan Acquisition Ltd., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		03/28/2025	4,863,470
3,880,000	Yak Access LLC, Senior Secured 1st Lien Term Loan	7.32%	±	07/31/2025	3,763,600
4,429,730	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (Prime Rate + 3.00%, 1.00% Floor)	8.00%		12/20/2023	4,429,730

					37,103,504

Insurance - 3.3%
930,000	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.07%		11/22/2023	924,188
4,479,440	Acrisure LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		11/22/2023	4,476,663
5,082,925	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		10/22/2024	5,067,066
1,680,000	Asurion LLC, Senior Secured 1st Lien Term Loan	5.30%	±	11/30/2024	1,671,600
1,375,000	Asurion LLC, Senior Secured 2nd Lien Term Loan	8.48%	±	08/04/2025	1,371,563
4,377,471	Asurion LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/03/2023	4,376,683
4,135,680	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		10/01/2021	4,024,161

					21,911,924

Leisure - 3.9%
3,439,408	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	3,405,014
1,384,449	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		02/01/2024	1,368,660
4,019,502	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		03/08/2024	4,020,506
4,923,563	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.98%		07/31/2024	4,926,664
5,329,102	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.06%		06/10/2022	5,323,507
2,283,065	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 4.50%)	7.00%		01/25/2024	2,300,188
4,081,393	UFC Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		08/18/2023	4,089,556

					25,434,095

Media - 4.5%
2,280,296	Ascend Learning LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		07/12/2024	2,277,445
2,383,025	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/18/2024	2,355,620
4,641,063	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/07/2023	4,273,259
34,347	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		12/01/2023	34,476
250,566	Learfield Communications, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.73%		12/01/2023	251,192
1,920,000	Meredith Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		01/31/2025	1,921,949
2,879,716	RCN Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		02/01/2024	2,841,690
3,972,666	RentPath LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%		¥12/17/2021	3,644,921
3,175,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	3,169,063
4,675,223	Southern Graphics Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		12/30/2022	4,671,576
207,977	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		12/24/2020	208,497
3,637,223	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		01/26/2024	3,639,496

					29,289,184

Pharmaceuticals - 0.7%
4,204,028	Amneal Pharmaceuticals LLC, Secured Term Loan (2 Month LIBOR USD + 3.50%)	5.63%		05/05/2025	4,202,725
660,000	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.98%		06/02/2025	658,627

					4,861,352

Retailers (other than Food/Drug) - 3.0%
4,933,754	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.53%		02/02/2024	4,938,688
3,715,000	EG America LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	3,688,531
950,000	EG Finco Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.34%		02/07/2025	943,231
1,677,432	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.59%		08/18/2023	1,671,846
2,879,056	Jo-Ann Stores LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	2,863,466
4,196,429	National Vision, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/20/2024	4,195,548
1,537,275	Staples, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.36%		09/12/2024	1,519,266

					19,820,576

Telecommunications - 6.1%
4,403,963	Avaya, Inc., Senior Secured 1st Lien Term Loan	7.06%	±	12/15/2024	4,416,007
3,406,463	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		01/31/2025	3,341,876
3,100,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		10/02/2024	3,104,836
4,552,391	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		05/01/2024	4,555,237
625,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	625,000
3,483,935	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.61%		05/27/2024	3,344,577
5,240,000	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 2.75%)	4.88%		06/02/2025	5,172,876
179,658	Hargray Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		05/16/2024	179,434
4,940,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.72%		11/30/2023	4,935,752
2,775,000	Plantronics, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.80%		06/02/2025	2,773,710
700,000	Securus Technologies Holdings LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.82%	±&	11/01/2024	704,375
4,831,801	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		11/01/2024	4,862,000
1,796,372	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.84%		11/17/2023	1,786,267

					39,801,947

Transportation - 2.1%
1,236,899	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 0.00%, 1.00% Floor)	2.21%		03/19/2021	1,236,565
221,277	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	221,217
437,384	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	437,266
1,959,058	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	1,958,529
4,427,443	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		08/01/2022	4,427,442
5,552,500	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.78%		12/06/2024	5,540,007

					13,821,026

Utilities - 3.2%
4,488,750	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		12/20/2024	4,520,732
1,505,373	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.31%		11/29/2024	1,512,900
4,885,000	Frontera Generation Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		05/02/2025	4,888,053
4,359,428	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.60%		03/21/2025	4,378,958
5,315,000	PowerTeam Services LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	5,260,203
495,000	USIC Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		12/08/2023	494,792

					21,055,638

Total Bank Loans (Cost $626,814,008)					623,959,460

Collateralized Loan Obligations - 1.0%
1,000,000	Canyon Capital Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.25%)	8.60%	^	07/15/2030	1,007,428
500,000	Highbridge Loan Management Ltd., Series 2013-2A-CR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/20/2029	503,979
1,000,000	Madison Park Funding Ltd., Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.81%	^	01/27/2026	1,002,491
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR, (3 Month LIBOR USD + 4.00%)	6.35%	^	07/15/2029	1,011,815
1,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.20%)	8.56%	^	03/17/2030	1,005,280
1,000,000	Venture Ltd., Series 2016-24A-E, (3 Month LIBOR USD + 6.72%)	9.08%	^	10/20/2028	1,009,863
1,000,000	Wind River Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 5.55%)	7.90%	^	10/15/2027	1,003,782

Total Collateralized Loan Obligations (Cost $6,449,220)					6,544,638

US Corporate Bonds - 1.8%

Commercial Services - 0.1%
480,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	479,400

Energy - 0.1%
1,000,000	FTS International, Inc.	6.25%		05/01/2022	1,013,700

Healthcare - 0.3%
1,065,000	Centene Corporation	4.75%		01/15/2025	1,062,337
1,000,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	1,001,250

					2,063,587

Insurance - 0.2%
1,135,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	1,095,275

Technology - 0.5%
3,000,000	CommScope, Inc.	5.00%	^	06/15/2021	3,011,250

Telecommunications - 0.6%
1,000,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	917,500
3,000,000	Level 3 Financing, Inc.	5.38%		08/15/2022	3,007,500

					3,925,000

Total US Corporate Bonds (Cost $11,803,558)					11,588,212

Foreign Corporate Bonds - 0.1%

Commercial Services - 0.1%
930,000	GW Honos Security Corporation	8.75%	^	05/15/2025	953,250

Total Foreign Corporate Bonds (Cost $976,465)					953,250

Short Term Investments - 6.4%
14,054,964	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		14,054,964
14,054,965	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		14,054,965
14,054,965	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		14,054,965

Total Short Term Investments (Cost $42,164,894)					42,164,894

Total Investments - 104.3% (Cost $688,208,145)					685,210,454
Liabilities in Excess of Other Assets - (4.3)%					(28,323,628)

NET ASSETS - 100.0%					$656,886,826

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $13,001,313 or 2.0% of net assets.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

&	Unfunded or partially unfunded loan commitment. At June 30, 2018, the value of these securities amounted to $3,558,987 or 0.5% of net assets.

¥	Illiquid security

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	95.0%
Short Term Investments	6.4%
US Corporate Bonds	1.8%
Collateralized Loan Obligations	1.0%
Foreign Corporate Bonds	0.1%
Other Assets and Liabilities	(4.3)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.0%
1,932,524	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	1,939,449
32,488	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	32,484
8,000,000	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	8,055,224
4,499,730	CLUB Credit Trust, Series 2018-NP1-A	2.99%	^	05/15/2024	4,498,986
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,237,704
726,834	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/17/2048	714,454
6,200,000	Colony Starwood Homes Trust, Series 2016-2A-D, (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.42%	^	12/19/2033	6,258,888
61,485	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	61,493
2,975,417	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	2,895,465
6,951,644	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	6,785,329
2,500,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,485,227
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,039,976
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,823,866
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,555,966
4,950,000	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,997,161
10,000,000	Hardee’s Funding LLC, Series 2018-1A-AI	4.25%	^	06/20/2048	10,038,900
12,122,604	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	12,321,106
3,584,569	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	3,671,555
19,850,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	19,933,447
19,231,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	19,425,141
990,573	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	960,686
467,107	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	466,820
10,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	9,904,250
5,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	5,022,122
2,293,694	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	2,343,300
10,000,000	Mosaic Solar Loan Trust, Series 2018-2-GS	4.20%	^	02/22/2044	10,050,400
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,469,379
4,000,000	OneMain Direct Auto Receivables Trust, Series 2016-1A-B	2.76%	^	05/17/2021	4,000,550
15,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	14,714,239
3,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	2,999,464
3,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	3,014,250
2,650,000	Progress Residential Trust, Series 2016-SFR1-C, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.59%	^	09/19/2033	2,658,974
3,000,000	Progress Residential Trust, Series 2016-SFR2-D, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.59%	^	01/20/2034	3,018,796
4,272,572	Prosper Marketplace Issuance Trust Series, Series 2018-1A-A	3.11%	^	06/17/2024	4,274,117
20,000,000	SBA Tower Trust	3.17%	^	04/15/2047	19,661,572
3,467,730	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	3,449,934
3,841,595	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	3,790,877
8,398,223	SLM Private Credit Student Loan Trust, Series 2006-A-A5, (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.63%		06/15/2039	8,238,644
1,360,051	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,357,700
1,282,145	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	1,278,566
728,825	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	728,436
4,925,753	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	4,923,446
2,600,235	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	2,598,929
1,183,012	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/26/2026	1,173,991
1,011,051	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,005,713
500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	492,507
6,395,563	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	6,367,718
3,069,052	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	3,068,298
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,832,392
2,808,625	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	11/25/2023	2,801,864
9,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	8,956,058
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	19,683,676
1,424,518	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,436,231
5,000,000	STARR, Series 2018-1-A	4.09%	^	05/15/2043	4,992,110
21,586,310	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	22,027,163
8,127,714	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	8,011,857
4,904,340	Upstart Securitization Trust, Series 2018-1-A	3.02%	^	08/20/2025	4,898,308
10,000,000	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	10,084,950
544,096	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	543,961
14,000,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	13,944,139
15,100,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	14,945,017

Total Asset Backed Obligations (Cost $371,391,358)					370,963,225

Bank Loans - 8.4%
1,495,377	Acadia Healthcare Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		02/16/2023	1,501,785
219,921	Access CIG LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	02/27/2025	220,581
1,765,079	Access CIG LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		02/27/2025	1,770,374
765,000	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan	6.07%	±	11/22/2023	760,219
3,680,008	Acrisure LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		11/22/2023	3,677,726
1,512,050	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		04/28/2022	1,472,358
2,015,918	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	1,938,436
430,000	Albertsons Cos, Inc., Senior Secured 1st Lien Term Loan	5.36%	±	05/03/2023	430,002
1,625,000	Aleris International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	1,613,316
787,950	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/04/2024	788,344
2,057,193	Almonde, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.81%		06/13/2024	2,023,908
2,000,000	Almonde, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/16/2025	1,931,870
2,005,672	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		06/21/2024	2,000,658
1,575,060	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		09/01/2021	1,032,649
3,099,284	Amneal Pharmaceuticals LLC, Secured Term Loan (2 Month LIBOR USD + 3.50%)	5.63%		05/05/2025	3,098,323
3,601,900	Applied Systems, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	3,611,175
569,448	Chill Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/20/2024	572,830
1,573,447	Ascend Learning LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		07/12/2024	1,571,480
3,851,575	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		10/22/2024	3,839,558
635,000	Asurion LLC, Senior Secured 1st Lien Term Loan	5.30%	±	11/30/2024	631,825
935,000	Asurion LLC, Senior Secured 2nd Lien Term Loan	8.48%	±	08/04/2025	932,663
3,543,005	Asurion LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/03/2023	3,542,367
3,263,448	Avantor, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		11/21/2024	3,283,844
3,221,925	Avaya, Inc., Senior Secured 1st Lien Term Loan	7.06%	±	12/16/2024	3,230,737
1,830,000	Blackstone Group, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.86%		10/31/2024	1,829,140
3,434,745	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.53%		02/02/2024	3,438,180
1,540,000	Blackhawk Network Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.07%		06/16/2025	1,537,752
927,675	Blount International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		04/12/2023	934,637
4,170,000	BMC Software Finance, Inc., Senior Secured 1st Lien Term Loan	6.55%	±	09/30/2025	4,149,150
	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan
4,116,989	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		06/21/2024	4,129,607
41,586	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	41,713
3,155,000	Bison Midstream Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.09%		05/21/2025	3,162,888
	Bright Bidco BV, Senior Secured 1st Lien Term Loan
1,630,751	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	1,620,558
767,412	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		06/28/2024	762,616
4,355,757	BWAY Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%		04/03/2024	4,338,072
2,592,829	Canyon Valor Companies, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/16/2023	2,592,829
189,787	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.10%		03/24/2025	191,448
3,551,100	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		11/01/2024	3,526,704
1,746,225	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/18/2024	1,726,143
3,664,738	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/07/2023	3,374,308
3,581,025	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		01/31/2025	3,513,129
906,146	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 0.00%, 1.00% Floor)	2.21%		03/19/2021	905,901
171,915	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	171,869
339,129	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	339,037
1,463,411	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	1,463,016
1,484,646	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/01/2024	1,486,041
3,497,851	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/01/2024	3,490,191
4,244,242	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		06/07/2023	4,255,510
375,000	CHG PPC Parent LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		03/31/2025	374,063
2,130,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		10/02/2024	2,133,323
2,644,024	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	2,617,584
1,426,425	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		12/20/2024	1,436,588
1,906,159	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		12/15/2021	1,912,830
460,000	Concentra, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.74%		06/01/2022	460,575
4,034,513	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.33%		04/19/2024	4,056,359
264,643	Coronado Australian Holdings Pty Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	267,620
970,357	Coronado Australian Holdings Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	981,274
1,535,000	Covia Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	1,537,164
458,850	CP VI Bella Topco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		12/27/2024	458,134
920,703	CPI Holdco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/21/2024	926,650
3,360,531	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.31%		07/03/2020	3,270,234
3,870,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		11/29/2024	3,872,419
1,469,000	CVS Holdings LP, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.10%		02/06/2025	1,457,983
3,095,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		05/01/2024	3,096,934
425,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	425,000
2,495,000	Deerfield Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		02/13/2025	2,488,239
966,201	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		02/01/2024	955,181
427,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%)	6.07%	&	06/06/2025	428,603
1,708,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.76%		06/06/2025	1,714,414
145,000	DexKo Global Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%	&	07/24/2024	145,453
384,038	Dexko Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		07/24/2024	385,599
1,810,745	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.61%		05/27/2024	1,738,315
3,120,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.25%		11/15/2024	3,081,000
205,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.05%		06/26/2026	207,018
1,345,000	Edelman Financial Center LLC., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.55%		06/26/2025	1,345,007
2,230,000	EG America LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	2,214,111
690,000	EG Finco Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.34%		02/07/2025	685,084
810,000	Energy Acquisition LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.59%		06/26/2025	805,950
1,574,435	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.10%		12/01/2023	1,575,096
3,625,659	Equian Buyer Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.33%		05/20/2024	3,619,604
3,930,399	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		03/08/2024	3,931,382
1,041,659	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	987,946
2,553,413	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	2,561,405
1,098,383	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.31%		11/29/2024	1,103,875
3,596,098	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	3,596,098
	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan
1,230,166	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.82%		04/15/2021	1,234,121
410,055	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		04/15/2021	411,374
795,000	Filtration Group Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.30%		03/31/2025	796,093
3,280,883	Flexera Software LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		02/26/2025	3,279,357
2,775,268	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	2,763,570
2,233,612	Forterra Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		10/25/2023	2,091,912
1,655,000	Frontera Generation Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		05/02/2025	1,656,034
2,379,554	FTS International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/16/2021	2,392,439
3,695,732	Garda World Security Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.80%		05/24/2024	3,703,807
480,000	Gavilan Resources LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	473,702
3,494,574	Greeneden US Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		12/01/2023	3,498,942
850,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.30%		06/22/2026	862,750
1,378,846	Gentiva Health Services, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%)	6.07%	&	06/23/2025	1,371,952
2,206,154	Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.05%		06/23/2025	2,195,123
1,610,000	Gopher Resource LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		03/06/2025	1,614,025
4,285,000	GrafTech Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.50%		02/12/2025	4,268,953
1,811,215	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		04/25/2024	1,808,200
3,835,000	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 2.75%)	4.88%		06/02/2025	3,785,874
935,000	Gulf Finance LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.59%		08/25/2023	811,113
2,247,077	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.59%		08/18/2023	2,239,594
1,321,443	Hargray Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		05/16/2024	1,319,791
1,143,472	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.25%		12/06/2024	1,146,330
2,910,375	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.59%		08/05/2024	2,919,936
650,000	H-Food Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/23/2025	644,881
	HVSC Merger Sub Corporation, Guaranteed Senior Secured 1st Lien Term Loan
374,262	(1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/28/2024	377,224
184,338	(2 Month LIBOR USD + 4.00%, 1.00% Floor)	6.17%		10/28/2024	185,797
2,233,102	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	5.34%		07/01/2022	2,241,945
2,118,261	Informatica LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		08/05/2022	2,124,319
3,615,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.72%		11/30/2023	3,611,891
3,920,175	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.99%	#¥	11/14/2024	3,921,410
3,730,963	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.98%		07/31/2024	3,733,313
3,280,000	ION Trading Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.30%		11/21/2024	3,259,500
	IRB Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan
1,682,382	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.25%		02/05/2025	1,687,286
1,376,494	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		02/05/2025	1,380,507
4,267,120	Jaguar Holding Company II, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		08/18/2022	4,251,395
1,943,182	Jo-Ann Stores LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	1,932,659
1,755,000	KBR Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		04/25/2025	1,760,484
3,473,714	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		08/01/2022	3,473,714
1,425,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.30%		06/23/2025	1,414,313
2,731,275	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/30/2022	2,622,447
2,919,272	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		05/15/2023	2,906,865
3,487,493	Kronos Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		11/01/2023	3,485,313
26,514	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		12/01/2023	26,613
1,537,932	Learfield Communications, Senior Secured 1st Lien Term Loan	4.73%	±&	12/01/2023	1,541,777
3,933,469	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.06%		06/10/2022	3,929,339
985,000	Lions Gate Capital Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.34%		03/24/2025	983,360
1,490,000	Lucid Energy Group II Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/18/2025	1,484,413
451,252	EOC Group, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.20%	&	03/20/2025	448,432
2,818,748	EOC Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.20%		03/20/2025	2,801,130
3,115,000	McDermott International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/12/2025	3,134,640
1,450,000	Meredith Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		01/31/2025	1,451,472
550,154	MGM Growth Properties LP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.09%		04/25/2023	548,261
2,518,301	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		09/28/2023	2,505,709
48,429	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.48%		01/17/2024	48,477
233,955	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	232,980
2,901,045	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	2,888,947
710,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		12/01/2025	711,999
1,243,357	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		10/13/2023	1,177,459
3,235,054	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		06/07/2023	3,221,661
325,000	MX Holdings US, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.32%		06/18/2025	325,611
3,079,131	National Vision, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/20/2024	3,078,485
372,908	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.48%		01/17/2024	373,277
1,261,925	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.31%		02/01/2024	1,230,377
3,595,000	Oryx Southern Delaware Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		02/28/2025	3,559,050
3,492,837	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		09/27/2024	3,478,289
3,295,125	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	3,266,820
575,000	Phoenix Services Merger Sub LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.75%		03/03/2025	577,516
1,183,749	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.60%		03/21/2025	1,189,052
2,220,000	Ply Gem Holdings, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		04/12/2025	2,217,924
1,945,000	Plantronics, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.80%		06/02/2025	1,944,096
3,283,467	Playa Resorts Holding BV, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/29/2024	3,252,685
1,080,500	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.78%		12/06/2024	1,078,069
1,196,716	Polycom, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.34%		09/27/2023	1,199,337
3,755,000	PowerTeam Services LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	3,716,286
978,374	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		10/20/2022	973,791
3,602,775	Prime Security Services Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		05/02/2022	3,589,877
2,025,000	Pro Mach Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.02%		03/07/2025	2,002,472
4,113,913	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.99%		04/26/2024	4,098,485
2,070,000	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		05/16/2025	2,065,260
2,241,757	RCN Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		02/01/2024	2,212,155
3,880,000	Radiology Partners Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.55%		07/04/2025	3,855,750
910,000	Renaissance Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/02/2025	906,733
3,083,869	RentPath LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%	#¥	12/17/2021	2,829,450
1,370,392	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		02/06/2023	1,369,248
1,953,879	Robertshaw US Holding Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.63%		02/28/2025	1,953,879
	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan
2,590,087	(2 Month LIBOR USD + 2.75%)	4.92%		08/14/2024	2,576,333
607,551	(1 Month LIBOR USD + 2.75%)	4.84%		08/14/2024	604,325
3,029,934	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		10/31/2022	3,043,190
548,000	Securus Technologies Holdings LLC, Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.82%	&	11/01/2024	551,425
3,786,196	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		11/01/2024	3,809,860
2,673,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.80%		03/01/2021	2,672,171
835,000	Severin Aquisition LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.61%		07/31/2025	830,303
2,320,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	2,315,662
2,505,000	SIWF Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		06/13/2025	2,520,656
460,000	LUX HOLDCO III, Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	5.10%		03/28/2025	460,384
1,995,000	SMG US Midco 2, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		01/23/2025	1,995,000
2,273,750	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		02/05/2024	2,275,637
2,200,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.30%		12/18/2023	2,198,207
455,000	Solenis International LP, Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/18/2024	449,881
3,472,992	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/03/2023	3,462,139
3,878,816	Sophia LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		09/30/2022	3,869,119
755,000	Sound Inpatient Physicians, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.30%		06/19/2025	756,891
3,752,153	Southern Graphics Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		12/30/2022	3,749,226
455,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	448,935
1,231,841	StandardAero Aviation Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/07/2022	1,235,309
1,298,475	Staples, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.36%		09/12/2024	1,283,263
785,000	Stars Group Holdings B.V., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.80%		07/31/2025	781,075
1,562,290	Syncreon Group BV, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	1,478,317
3,503,322	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		02/06/2024	3,376,327
1,620,116	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.84%		11/17/2023	1,611,002
3,476,244	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/01/2024	3,466,823
2,690,000	Tenneco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.73%		06/18/2025	2,668,157
3,655,000	Titan Acquisition Ltd., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		03/28/2025	3,605,676
4,281,750	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.85%		02/01/2023	4,279,074
2,639,106	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		06/09/2023	2,626,900
1,071,235	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		05/30/2025	1,064,459
461,016	Travel Leaders Group LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 4.50%)	7.00%		01/25/2024	464,474
612,110	TravelClick Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		05/06/2021	618,806
1,825,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.34%		09/27/2024	1,827,117
428,263	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		01/26/2024	428,531
34,361	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		12/24/2020	34,447
2,968,382	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		12/30/2022	2,930,031
3,160,000	U.S. Silica Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.13%		05/01/2025	3,163,950
3,954,549	UFC Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		08/18/2023	3,962,458
967,240	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		04/12/2024	893,493
2,712,909	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/28/2022	2,677,586
345,000	USIC Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		12/08/2023	344,855
465,000	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.98%		06/02/2025	464,033
3,477,935	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		06/30/2023	3,460,545
2,580,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.57%		06/04/2025	2,566,842
1,345,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.48%		10/10/2024	1,336,453
1,925,175	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/10/2024	1,921,084
3,730,650	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		12/02/2024	3,712,575
2,130,000	WP CPP Holdings LLC, Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%)	6.28%		04/30/2025	2,143,046
2,635,000	Yak Access LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.32%		07/31/2025	2,555,950
3,006,761	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		10/01/2021	2,925,683
2,993,512	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (Prime Rate + 3.00%, 1.00% Floor)	8.00%		12/20/2023	2,993,512

Total Bank Loans (Cost $446,215,192)					443,943,676

Collateralized Loan Obligations - 12.3%
250,000	Adams Mill Ltd., Series 2014-1A-D1, (3 Month LIBOR USD + 3.50%)	5.85%	^	07/15/2026	250,426
10,000,000	AIMCO, Series 2014-AA-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	07/20/2026	10,013,123
12,250,000	Allegro Ltd., Series 2018-1A-A, (3 Month LIBOR USD + 1.10%, 1.10% Floor)	0.00%	^	06/13/2031	12,249,496
5,000,000	ALM LLC, Series 2016-19A-A1, (3 Month LIBOR USD + 1.55%)	3.90%	^	07/15/2028	5,020,569
2,500,000	ALM LLC, Series 2016-19A-A2, (3 Month LIBOR USD + 2.20%)	4.55%	^	07/15/2028	2,514,501
6,165,000	Anchorage Capital Ltd., Series 2015-6A-AR, (3 Month LIBOR USD + 1.27%)	3.62%	^	07/15/2030	6,179,997
1,489,113	Apidos Ltd., Series 2013-16A-A1R, (3 Month LIBOR USD + 0.98%)	3.34%	^	01/19/2025	1,489,842
1,000,000	Apidos Ltd., Series 2015-20A-A1R, (3 Month LIBOR USD + 1.33%)	3.68%	^	01/19/2027	1,000,088
5,000,000	Apidos Ltd., Series 2016-24A-A2, (3 Month LIBOR USD + 2.00%, 2.00% Floor)	4.36%	^	07/20/2027	5,014,619
404,000	Arbor Realty Ltd., Series 2016-FL1A-B, (1 Month LIBOR USD + 2.95%)	5.02%	^	09/15/2026	407,968
10,000,000	Arbor Realty Ltd., Series 2017-FL2-A, (1 Month LIBOR USD + 0.99%)	3.06%	^	08/16/2027	10,030,010
4,500,000	Arrowpoint Ltd., Series 2013-1A-A1R, (3 Month LIBOR USD + 1.52%, 1.52% Floor)	3.86%	^	11/15/2028	4,548,517
2,850,000	Atlas Senior Loan Fund Ltd., Series 2018-10A-A, (3 Month LIBOR USD + 1.09%)	3.44%	^	01/15/2031	2,833,650
2,500,000	Babson Ltd., Series 2015-2A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/20/2030	2,496,751
6,750,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R, (3 Month LIBOR USD + 1.25%)	3.61%	^	07/20/2029	6,776,169
2,500,000	BlueMountain Ltd., Series 2013-1A-A1R, (3 Month LIBOR USD + 1.40%)	3.76%	^	01/22/2029	2,509,128
5,800,000	Canyon Capital Ltd., Series 2016-2A-B, (3 Month LIBOR USD + 2.00%)	4.35%	^	10/15/2028	5,816,327
2,610,000	Carlyle Global Market Strategies Ltd., Series 2012-4A-AR, (3 Month LIBOR USD + 1.45%)	3.81%	^	01/22/2029	2,620,835
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR, (3 Month LIBOR USD + 1.00%)	3.36%	^	04/20/2027	2,002,282
6,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A, (3 Month LIBOR USD + 1.30%)	3.66%	^	04/21/2031	6,019,831
18,000,000	Cavalry Ltd., Series 2014-4A-AR, (3 Month LIBOR USD + 0.85%)	3.20%	^	10/15/2026	17,992,080
936,938	Cent Ltd., Series 2013-19A-A1A, (3 Month LIBOR USD + 1.33%)	3.69%	^	10/29/2025	938,279
1,000,000	Cent Ltd., Series 2014-21A-A1AR, (3 Month LIBOR USD + 1.21%)	3.58%	^	07/27/2026	1,000,349
250,000	Cent Ltd., Series 2014-22A-C, (3 Month LIBOR USD + 3.75%)	6.11%	^	11/09/2026	250,789
22,000,000	CFIP Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 1.32%)	3.66%	^	07/13/2029	22,092,924
25,000,000	CVP Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.34%)	3.70%	^	07/20/2030	25,192,267
6,500,000	CVP Ltd., Series 2017-2A-A, (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.12%	^	01/20/2031	6,515,369
500,000	Galaxy Ltd., Series 2014-18A-D1, (3 Month LIBOR USD + 3.70%)	6.05%	^	10/15/2026	501,366
5,250,000	Galaxy Ltd., Series 2016-22A-B1, (3 Month LIBOR USD + 2.10%)	4.45%	^	07/16/2028	5,257,940
8,500,000	Gilbert Park Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.19%)	3.54%	^	10/15/2030	8,518,144
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2, (3 Month LIBOR USD + 2.50%)	4.84%		08/15/2023	500,901
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C, (3 Month LIBOR USD + 2.70%)	5.06%	^	08/01/2025	500,738
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D, (3 Month LIBOR USD + 3.80%)	6.16%	^	08/01/2025	250,107
2,100,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.13%)	3.49%	^	04/18/2026	2,101,172
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	04/28/2025	501,293
14,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A-A, (3 Month LIBOR USD + 1.39%)	3.75%	^	07/26/2027	14,558,360
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R, (3 Month LIBOR USD + 0.90%)	3.26%	^	10/18/2027	24,936,720
3,000,000	Hildene Ltd., Series 2015-4A-A1A, (3 Month LIBOR USD + 1.50%)	3.86%	^	07/23/2027	3,008,335
3,070,292	Jamestown Ltd., Series 2013-3A-A1AR, (3 Month LIBOR USD + 1.14%)	3.49%	^	01/15/2026	3,073,516
2,281,609	Jamestown Ltd., Series 2014-4A-A1AR, (3 Month LIBOR USD + 0.69%)	3.04%	^	07/15/2026	2,273,403
1,755,000	Jamestown Ltd., Series 2018-6RA-A1, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.60%	^	04/25/2030	1,754,480
250,000	LCM LP, Series 16A-DR, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2026	250,620
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR, (3 Month LIBOR USD + 1.16%)	3.52%	^	07/23/2029	10,599,246
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR, (3 Month LIBOR USD + 3.45%)	5.82%	^	01/27/2026	1,001,699
18,000,000	Magnetite Ltd., Series 2014-9A-A1R, (3 Month LIBOR USD + 1.00%)	3.36%	^	07/25/2026	18,009,382
25,000,000	Marathon Ltd., Series 2013-5A-A1R, (3 Month LIBOR USD + 0.87%)	3.20%	^	11/21/2027	24,953,798
15,000,000	Marathon Ltd., Series 2014-7A-A1R, (3 Month LIBOR USD + 1.32%)	3.68%	^	10/28/2025	15,011,258
8,625,000	Marathon Ltd., Series 2017-9A-A2, (3 Month LIBOR USD + 1.75%)	4.10%	^	04/16/2029	8,655,922
25,000,000	Midocean Credit, Series 2017-7A-A1, (3 Month LIBOR USD + 1.32%)	3.67%	^	07/15/2029	25,054,692
2,000,000	Milos Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.25%)	3.61%	^	10/20/2030	2,003,282
25,000,000	MP Ltd., Series 2013-2A-ARR, (3 Month LIBOR USD + 1.28%)	3.64%	^	07/25/2029	25,055,008
10,000,000	MP Ltd., Series 2015-2A-AR, (3 Month LIBOR USD + 0.91%)	3.27%	^	10/28/2027	9,985,950
20,000,000	Nassau Ltd., Series 2018-IA-A, (3 Month LIBOR USD + 1.15%)	3.69%	^	07/15/2031	20,004,956
9,000,000	Northwoods Capital Ltd., Series 2017-16A-A, (3 Month LIBOR USD + 1.27%)	3.61%	^	11/15/2030	8,997,780
1,771,140	Octagon Investment Partners Ltd., Series 2013-1A-A, (3 Month LIBOR USD + 1.12%)	3.47%	^	07/17/2025	1,773,779
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C, (3 Month LIBOR USD + 3.65%)	6.01%	^	11/14/2026	752,703
31,000,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R, (3 Month LIBOR USD + 0.90%)	3.23%	^	05/21/2027	30,992,301
20,000,000	Octagon Loan Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.14%)	3.47%	^	11/18/2026	20,007,760
15,000,000	OFSI Fund Ltd., Series 2018-1A-A, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	0.01%	^	07/15/2031	15,000,000
10,000,000	Race Point Ltd., Series 2015-9A-A1AR, (3 Month LIBOR USD + 1.21%)	3.56%	^	10/15/2030	10,037,791
10,350,000	Regatta Funding Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.02%)	3.38%	^	07/27/2026	10,361,056
8,500,000	Rockford Tower Ltd., Series 2017-2A-A, (3 Month LIBOR USD + 1.27%)	3.62%	^	10/15/2029	8,516,956
8,841,504	Shackleton Ltd., Series 2016-9A-A, (3 Month LIBOR USD + 1.50%)	3.86%	^	10/20/2028	8,904,845
12,400,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.20%)	3.56%	^	10/30/2026	12,414,286
3,000,000	Sounds Point Ltd., Series 2018-4R-A, (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.65%	^	04/18/2031	3,003,613
10,000,000	Steele Creek Ltd., Series 2014-1RA-A, (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.41%	^	04/21/2031	9,935,216
9,500,000	Steele Creek Ltd., Series 2015-1A-AR, (3 Month LIBOR USD + 1.26%)	3.59%	^	05/21/2029	9,554,440
8,000,000	Steele Creek Ltd., Series 2016-1A-AR, (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.46%	^	06/15/2031	7,999,879
440,962	Symphony Ltd., Series 2012-8A-AR, (3 Month LIBOR USD + 1.10%)	3.43%	^	01/09/2023	441,417
3,500,000	TCI-Cent Ltd., Series 2016-1A-A1, (3 Month LIBOR USD + 1.52%)	3.89%	^	12/21/2029	3,556,912
6,250,000	TCI-Cent Ltd., Series 2016-1A-A2, (3 Month LIBOR USD + 2.20%)	4.57%	^	12/21/2029	6,304,297
2,000,000	TCI-Flatiron Ltd., Series 2016-1A-B, (3 Month LIBOR USD + 2.20%)	4.55%	^	07/17/2028	2,012,753
20,000,000	Venture Ltd., Series 2015-20A-AR, (3 Month LIBOR USD + 0.82%)	3.17%	^	04/15/2027	19,905,315
8,500,000	Venture Ltd., Series 2017-29A-A, (3 Month LIBOR USD + 1.28%)	3.62%	^	09/15/2030	8,519,710
5,000,000	Vibrant Ltd., Series 2015-3A-A1R, (3 Month LIBOR USD + 1.48%)	3.84%	^	04/20/2026	5,003,627
3,500,000	Vibrant Ltd., Series 2016-5A-B, (3 Month LIBOR USD + 2.10%)	4.46%	^	01/20/2029	3,534,196
3,100,000	Voya Ltd., Series 2014-4A-A1R, (3 Month LIBOR USD + 0.95%)	3.30%	^	10/14/2026	3,099,985
6,250,000	WhiteHorse Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 0.90%)	3.26%	^	05/01/2026	6,244,385
21,500,000	WhiteHorse Ltd., Series 2015-10A-A1R, (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.01%	^	04/17/2027	21,512,250
5,000,000	Wind River Ltd., Series 2016-1A-B, (3 Month LIBOR USD + 2.35%)	4.70%	^	07/15/2028	4,999,933
15,000,000	Zais Ltd., Series 2014-2A-A1AR, (3 Month LIBOR USD + 1.20%)	3.56%	^	07/25/2026	15,020,602

Total Collateralized Loan Obligations (Cost $649,627,750)					650,506,261

Foreign Corporate Bonds - 8.7%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,472,400
6,515,000	AerCap Global Aviation Trust	4.63%		10/30/2020	6,644,576
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	202,552
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,012,760
2,000,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	1,987,003
3,240,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	3,210,205
1,500,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	1,542,660
5,200,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	5,118,773
8,630,000	AstraZeneca PLC	2.38%		11/16/2020	8,471,292
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,571,620
2,600,000	Banco de Costa Rica	5.25%		08/12/2018	2,603,120
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	197,250
1,500,000	Banco de Credito del Peru	5.38%		09/16/2020	1,561,500
5,300,000	Banco de Credito del Peru	4.25%		04/01/2023	5,297,350
500,000	Banco del Estado de Chile	2.67%	^	01/08/2021	487,419
8,000,000	Banco del Estado de Chile	3.88%		02/08/2022	7,993,391
3,500,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	3,323,950
6,500,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	6,792,500
4,825,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	4,776,750
1,500,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,503,750
600,000	Banco Regional SAECA	8.13%		01/24/2019	614,940
2,500,000	Banco Santander	2.50%	^	12/15/2020	2,437,575
4,720,000	Banco Santander	3.88%		09/20/2022	4,704,707
1,000,000	Banco Santander	4.13%		11/09/2022	986,500
9,203,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	9,283,526
800,000	Banistmo S.A.	3.65%	^	09/19/2022	757,000
7,840,000	Barclays Bank PLC	2.65%		01/11/2021	7,673,590
7,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	7,201,250
166,000	BBVA Bancomer S.A.	7.25%		04/22/2020	174,093
3,200,000	BDO Unibank, Inc.	2.63%		10/24/2021	3,083,958
6,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	6,016,073
8,000,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	8,127,920
4,000,000	Bharti Airtel Ltd.	5.13%		03/11/2023	3,960,668
3,970,000	BNP Paribas S.A.	5.00%		01/15/2021	4,123,956
5,560,000	BP Capital Markets PLC	1.68%		05/03/2019	5,512,952
830,000	BP Capital Markets PLC	1.77%		09/19/2019	819,791
136,000	BP Capital Markets PLC	2.32%		02/13/2020	134,722
2,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,561,900
7,700,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	7,509,382
1,446,000	CK Hutchison International Ltd.	2.88%		04/05/2022	1,410,203
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,457,923
4,500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,531,891
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	996,401
5,500,000	CNPC General Capital Ltd.	3.95%		04/19/2022	5,554,061
1,700,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,746,898
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	511,318
4,500,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,573,125
5,980,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,895,732
1,295,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	1,261,269
2,800,000	Corpbanca S.A.	3.88%		09/22/2019	2,813,407
300,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	299,700
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	499,500
4,265,000	Credit Suisse Group AG, (3 Month LIBOR USD + 1.24%)	3.57%	^	06/12/2024	4,264,595
200,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.49%)	2.81%		06/08/2020	200,288
1,500,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%	^	07/25/2022	1,504,386
1,500,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%		07/25/2022	1,504,386
5,500,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	5,263,758
160,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	160,167
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,839,578
900,000	Digicel Ltd.	8.25%		09/30/2020	682,875
800,000	Digicel Ltd.	7.13%		04/01/2022	530,000
2,800,000	ECL S.A.	5.63%		01/15/2021	2,903,173
4,800,000	Ecopetrol S.A.	7.63%		07/23/2019	5,022,240
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	820,000
1,901,032	ENA Norte Trust	4.95%		04/25/2023	1,915,290
1,500,000	Export-Import Bank of India	2.75%		04/01/2020	1,474,698
5,500,000	Export-Import Bank of India	3.13%		07/20/2021	5,371,300
1,300,000	Export-Import Bank of India, (3 Month LIBOR USD + 1.00%)	3.33%		08/21/2022	1,303,607
3,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	3,500,000
2,500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,416,275
3,100,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	2,996,181
500,000	Fresnillo PLC	5.50%		11/13/2023	517,500
8,190,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	8,211,191
200,000	Global Bank Corporation	5.13%	^	10/30/2019	201,960
5,100,000	Global Bank Corporation	5.13%		10/30/2019	5,149,980
4,000,000	Global Bank Corporation	4.50%		10/20/2021	3,904,000
300,000	Global Bank Corporation	4.50%	^	10/20/2021	292,800
4,400,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	4,523,800
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,014,000
403,531	Guanay Finance Ltd.	6.00%	^	12/15/2020	406,558
941,573	Guanay Finance Ltd.	6.00%		12/15/2020	948,635
4,235,000	HSBC Holdings PLC, (3 Month LIBOR USD + 1.00%)	3.33%		05/18/2024	4,225,663
3,400,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,553,442
135,955	Interoceanica Finance Ltd.	0.00%		11/30/2018	134,170
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,723,108
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,706,411
600,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	619,800
2,000,000	JBS Investments GMBH	7.75%		10/28/2020	2,042,500
8,700,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,579,983
7,895,000	Mizuho Financial Group, Inc., (3 Month LIBOR USD + 0.79%)	3.11%		03/05/2023	7,899,302
6,000,000	Multibank, Inc.	4.38%		11/09/2022	5,880,000
200,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	18,000
2,600,000	Oleoducto Central S.A.	4.00%		05/07/2021	2,587,260
3,300,000	ONGC Videsh Ltd.	3.25%		07/15/2019	3,293,895
5,400,000	ONGC Videsh Ltd.	2.88%		01/27/2022	5,176,640
1,000,000	ONGC Videsh Ltd.	3.75%		05/07/2023	976,246
4,775,000	Orange S.A.	2.75%		02/06/2019	4,772,493
450,000	Orange S.A.	5.38%		07/08/2019	461,056
8,000,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	8,032,019
3,200,000	Panama Metro Line SP	0.00%	^	12/05/2022	2,874,400
4,100,000	Panama Metro Line SP	0.00%		12/05/2022	3,682,825
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	435,000
5,600,000	Petronas Capital Ltd.	3.13%		03/18/2022	5,533,158
3,900,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	3,862,006
2,800,000	PSA International Ltd.	4.63%		09/11/2019	2,854,404
500,000	PSA International Ltd.	3.88%		02/11/2021	508,151
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	254,202
8,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	8,829,841
4,530,000	Royal Bank of Canada	1.50%		07/29/2019	4,466,186
4,320,000	Royal Bank of Scotland Group PLC, (3 Month LIBOR USD + 1.55%)	3.89%		06/25/2024	4,314,582
2,000,000	SACI Falabella	3.75%		04/30/2023	1,958,981
7,705,000	Santander UK PLC	2.50%		01/05/2021	7,529,650
6,544,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	6,445,868
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	492,829
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	492,829
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,962,146
500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	477,616
400,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	382,093
1,500,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	1,463,592
700,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	683,010
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,517,993
7,700,000	SP PowerAssets Ltd.	2.70%		09/14/2022	7,504,257
8,510,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	8,163,925
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,435,000
6,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	5,949,505
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	961,649
1,500,000	Tencent Holdings Ltd.	3.38%		05/02/2019	1,506,235
2,500,000	Tencent Holdings Ltd.	2.88%		02/11/2020	2,489,307
300,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	298,717
1,200,000	Tencent Holdings Ltd., (3 Month LIBOR USD + 0.61%)	2.96%	^	01/19/2023	1,198,896
8,745,000	Toronto-Dominion Bank	3.25%		06/11/2021	8,745,366
8,300,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	8,445,250
7,625,000	UBS AG	2.45%	^	12/01/2020	7,463,098
4,000,000	Union Bank of the Philippines	3.37%		11/29/2022	3,807,224
3,000,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	3,000,609
5,200,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,108,464
2,800,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	2,682,008
1,800,000	UPL Corporation	3.25%		10/13/2021	1,745,021
775,000	Westpac Banking Corporation	1.95%		11/23/2018	773,218
7,590,000	Westpac Banking Corporation	1.60%		08/19/2019	7,483,988

Total Foreign Corporate Bonds (Cost $468,138,120)					459,315,060

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.5%
6,700,000	Chile Government International Bond	2.25%		10/30/2022	6,395,150
8,000,000	Chile International Government Bond	3.25%		09/14/2021	7,999,000
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,054,263
6,000,000	Dominican Republic International Bond	7.50%		05/06/2021	6,304,500
1,800,000	Indonesia Government International Bond	6.13%		03/15/2019	1,841,850
9,300,000	Indonesia Government International Bond	4.88%		05/05/2021	9,581,307
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	891,699
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,089,855
8,600,000	Israel Government International Bond	4.00%		06/30/2022	8,844,300
4,500,000	Mexico Government International Bond	3.63%		03/15/2022	4,513,905
5,600,000	Panama Government International Bond	5.20%		01/30/2020	5,803,000
13,600,000	Philippine Government International Bond	4.00%		01/15/2021	13,786,687
2,500,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,628,400
8,010,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	8,300,122

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $81,098,284)					79,034,038

Non-Agency Commercial Mortgage Backed Obligations - 11.6%
4,721,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	#^	05/17/2035	4,413,250
4,721,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	#^	05/17/2035	4,319,087
268,763	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	268,733
1,080,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,144,849
13,674,000	AREIT Trust, Series 2018-CRE1-AS, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	02/16/2035	13,694,511
8,998,000	AREIT Trust, Series 2018-CRE1-B, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.72%	^	02/16/2035	9,037,348
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	9,810,987
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.50%	#^I/O	04/15/2033	716,715
502,263	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4-H	6.23%	#^	07/10/2042	501,771
57,615,820	BANK, Series 2017-BNK4-XA	1.61%	#I/O	05/17/2050	5,206,292
85,904,880	BANK, Series 2018-BNK11-XA	0.65%	#I/O	03/17/2061	3,384,936
6,786,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E, (1 Month LIBOR USD + 3.75%, 2.56% Floor)	5.82%	^	08/16/2027	6,815,894
57,488,872	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.69%	#I/O	02/17/2050	5,623,711
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C, (1 Month LIBOR USD + 1.20%)	3.27%	^	08/15/2036	1,175,236
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D, (1 Month LIBOR USD + 1.70%)	3.77%	^	08/15/2036	1,339,468
2,803,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E, (1 Month LIBOR USD + 2.50%)	4.57%	^	08/15/2036	2,816,306
2,686,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F, (1 Month LIBOR USD + 3.50%)	5.57%	^	08/15/2036	2,704,048
8,471,000	BBCMS Mortgage Trust, Series 2017-GLKS-E, (1 Month LIBOR USD + 2.85%, 2.75% Floor)	4.92%	^	11/15/2034	8,482,541
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/07/2030	6,901,953
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	459,234
7,455,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E, (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.36%	^	06/15/2035	7,464,639
1,000,000	Bsprt Issuer Ltd., Series 2017-FL1-A, (1 Month LIBOR USD + 1.35%)	3.42%	^	06/15/2027	1,002,213
3,250,000	Bsprt Issuer Ltd., Series 2017-FL1-B, (1 Month LIBOR USD + 2.40%)	4.47%	^	06/15/2027	3,266,638
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D, (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.39%	^	03/16/2037	2,599,918
2,791,801	BX Trust, Series 2017-APPL-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.12%	^	07/17/2034	2,806,116
4,320,192	BX Trust, Series 2017-APPL-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	07/17/2034	4,354,777
3,215,000	BX Trust, Series 2017-IMC-D, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	10/15/2032	3,224,992
5,186,000	BX Trust, Series 2017-IMC-E, (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.32%	^	10/15/2032	5,212,823
2,947,000	BX Trust, Series 2017-SLCT-D, (1 Month LIBOR USD + 2.05%)	4.12%	^	07/17/2034	2,953,455
4,846,000	BX Trust, Series 2017-SLCT-E, (1 Month LIBOR USD + 3.15%)	5.22%	^	07/17/2034	4,871,786
7,534,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/16/2037	7,512,489
3,962,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.32%	^	05/15/2037	3,976,282
3,159,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.87%	^	05/15/2037	3,166,539
2,357,000	BX Trust, Series 2018-GW-G, (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.82%	^	05/15/2037	2,367,765
9,267,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/16/2035	9,206,483
68,097,254	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.19%	#I/O	02/11/2050	4,680,052
67,653,142	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.48%	#I/O	05/12/2050	5,675,990
21,811,961	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.22%	#I/O	01/10/2048	1,385,378
38,263,952	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.90%	#I/O	05/10/2058	3,865,436
58,907,433	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.83%	#I/O	06/17/2050	6,099,093
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.12%	#I/O	06/17/2050	1,183,789
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/17/2033	2,686,643
3,277,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	07/15/2032	3,284,482
4,587,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E, (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.22%	^	07/15/2032	4,584,534
9,155,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.37%	^	02/17/2037	9,196,038
736,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/17/2036	741,718
1,039,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	1,049,264
448,758	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	448,135
7,986,102	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.18%	#I/O	10/11/2047	415,172
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/12/2048	1,239,835
5,777,079	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.54%	#I/O	02/12/2048	404,998
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.20%	#	06/12/2048	1,657,388
19,767,026	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.48%	#I/O	02/12/2049	1,498,301
14,404,105	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.87%	#I/O	04/16/2049	1,380,844
17,825,049	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.16%	#I/O	07/10/2049	2,067,084
34,905,681	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.29%	#I/O	04/15/2050	2,624,757
3,479,000	CLNS Trust, Series 2017-IKPR-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.10%	^	06/11/2032	3,487,376
3,479,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	3,498,074
3,479,000	CLNS Trust, Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.55%	^	06/11/2032	3,510,091
2,260,289	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/17/2047	2,270,372
2,305,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^	10/17/2045	2,085,605
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.73%	#^	10/17/2045	2,904,158
9,218,120	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.95%	#I/O	08/10/2046	265,296
8,870,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.33%	#^	08/12/2050	8,406,364
29,413,359	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.43%	#I/O	10/15/2046	1,305,065
7,526,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.29%	#^	08/10/2046	7,271,845
3,055,684	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.24%	#I/O	05/10/2047	127,868
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.87%	#	08/10/2047	298,042
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	495,495
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C, (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.90%	^	02/13/2032	110,361
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/12/2048	1,255,913
21,790,963	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.12%	#I/O	03/12/2048	939,783
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.39%	#	05/10/2048	1,236,268
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.70%	#	08/10/2048	1,375,027
42,650,751	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.29%	#I/O	10/13/2048	2,382,612
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/12/2048	853,341
12,098,625	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.28%	#I/O	02/12/2048	599,108
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/13/2048	1,461,514
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.80%	#	02/12/2049	1,994,825
17,558,938	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.21%	#I/O	02/12/2049	1,051,315
38,011,063	Commercial Pass-Through Certificates, Series 2015-CR25-XA	1.08%	#I/O	08/12/2048	1,864,032
59,514,078	Commercial Pass-Through Certificates, Series 2015-LC21-XA	0.98%	# I/O	07/10/2048	2,180,566
1,394,738	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/17/2040	1,415,239
379,880	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.17%	#^	02/15/2041	379,401
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	#^I/O	09/17/2037	322,586
30,199,957	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.07%	#I/O	04/15/2050	1,348,881
4,750,351	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.96%	#I/O	01/15/2049	459,137
6,650,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.44%	#^	04/07/2033	6,484,307
7,370,000	CSMC Trust, Series 2017-CHOP-E, (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.37%	^	07/15/2032	7,408,838
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C, (1 Month LIBOR USD + 1.00%, 1.10% Floor)	3.07%	^	06/16/2034	3,755,973
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F, (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.35%	^	06/15/2033	9,837,168
5,324,000	DBGS Mortgage Trust, Series 2018-BIOD-C, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.85%	^	05/15/2035	5,276,356
19,425,340	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.64%	#I/O	05/10/2049	1,686,168
2,067,109	FORT LLC, Series 2016-1A-B, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.84%	^	05/21/2036	2,076,692
2,163,133	FREMF Mortgage Trust, Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.05%	^	07/25/2023	2,182,657
606,985	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	602,404
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,489,427
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,749,583
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/12/2028	351,791
2,465,000	Great Wolf Trust, Series 2017-WOLF-D, (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.32%	^	09/15/2034	2,474,330
3,821,000	Great Wolf Trust, Series 2017-WOLF-E, (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.32%	^	09/15/2034	3,844,480
2,034,000	Great Wolf Trust, Series 2017-WOLF-F, (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.29%	^	09/15/2034	2,048,652
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	#^	12/10/2027	298,648
9,907,371	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	#I/O	04/10/2047	429,191
4,362,887	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.95%	#I/O	09/12/2047	155,273
36,552,993	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.99%	#I/O	07/10/2048	1,554,540
9,810,899	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.50%	#I/O	10/10/2048	694,338
1,503,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.22%	#^	07/12/2046	1,380,453
1,963,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66%	#^	11/13/2047	1,687,527
9,079,616	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.96%	#I/O	11/10/2048	435,620
19,694,100	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	#I/O	05/12/2049	1,818,181
34,209,853	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.40%	#I/O	10/13/2049	2,646,950
81,340,509	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.20%	#I/O	05/12/2050	6,185,498
5,382,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D, (1 Month LIBOR USD + 3.75%)	5.82%	^	08/16/2032	5,410,424
8,000,000	Hunt Ltd., Series 2017-FL1-C, (1 Month LIBOR USD + 2.40%)	4.47%	^	08/17/2034	8,064,016
8,197,000	Hyatt Hotel Portfolio Trust, Series 2017-HYT2-E, (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.43%	^	08/16/2032	8,225,233
2,355,000	IMT Trust, Series 2017-APTS-EFL, (1 Month LIBOR USD + 2.15%)	4.22%	^	06/15/2034	2,355,424
305,000	IMT Trust, Series 2017-APTS-FFL, (1 Month LIBOR USD + 2.85%)	4.92%	^	06/15/2034	305,873
493,246	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	493,675
2,157,348	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.11%	#	02/15/2051	2,153,172
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	349,575
22,650,258	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.29%	#I/O	01/15/2049	1,126,028
1,872,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	06/15/2032	1,873,617
1,414,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	06/15/2032	1,419,434
4,578,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	06/15/2032	4,566,962
1,969,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.30%	^	07/17/2034	1,972,872
1,847,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.00%	^	07/17/2034	1,854,225
1,635,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E, (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.00%	^	07/17/2034	1,644,636
2,302,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F, (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.80%	^	07/17/2034	2,318,437
6,165,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.60%	^	06/15/2032	6,181,115
863,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D, (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.10%	^	06/15/2032	865,197
2,283,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E, (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.00%	^	06/15/2032	2,288,634
5,625,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	5,705,373
6,613,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	6,595,636
1,118,394	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.16%	#	06/15/2049	1,129,510
553,798	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	554,342
3,232,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/29/2047	3,211,158
4,645,251	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C, (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.92%	^	05/15/2028	4,651,090
2,369,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/07/2032	2,347,188
2,362,198	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	10/16/2034	2,365,645
1,333,959	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.82%	^	10/16/2034	1,337,240
39,758,066	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.94%	#I/O	12/17/2049	1,664,782
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	3,680,179
6,518,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.10%	#I/O	02/15/2047	248,386
17,382,982	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.19%	#I/O	08/16/2047	840,271
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.60%	#	09/15/2047	502,495
22,726,180	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.10%	#I/O	11/18/2047	951,704
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/17/2048	1,281,943
7,402,742	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.26%	#I/O	01/17/2048	322,162
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/18/2048	882,683
27,858,237	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	#I/O	05/15/2048	899,437
29,688,492	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.77%	#I/O	07/15/2048	870,027
12,764,786	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.12%	#I/O	08/17/2048	622,084
25,106,866	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.61%	#I/O	11/15/2048	1,357,345
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/17/2048	582,342
52,955,098	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.96%	#I/O	12/17/2049	2,899,360
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	9,685,585
11,014,491	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.10%	#^I/O	03/12/2049	780,361
88,983,577	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/11/2050	4,278,464
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	#^	10/12/2032	300,086
2,366,000	Marathon CRE, Series 2018-FL1-AS, (1 Month LIBOR USD + 1.55%, 1.55% Floor)	0.01%	^	06/15/2028	2,369,490
2,512,000	Marathon CRE, Series 2018-FL1-C, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	0.01%	^	06/15/2028	2,520,729
22,142	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.78%	#	05/12/2039	22,268
552,229	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	552,838
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/18/2030	8,679,440
4,741,925	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.99%	#I/O	10/15/2046	113,890
16,793,583	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.52%	#I/O	02/16/2046	863,165
9,241,641	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.31%	#I/O	02/15/2047	296,079
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	483,718
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/17/2047	588,974
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	118,035
5,965,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	4,803,055
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/19/2048	1,610,978
21,607,261	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.43%	#I/O	01/15/2049	1,508,924
4,721,000	Morgan Stanley Capital Trust, Series 2007-IQ15-B	6.28%	#^	06/11/2049	4,760,478
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	2,341,685
3,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	3,494,870
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	2,665,222
2,680,000	Morgan Stanley Capital Trust, Series 2017-CLS-E, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.02%	^	11/15/2034	2,681,901
2,977,000	Morgan Stanley Capital Trust, Series 2017-CLS-F, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.67%	^	11/15/2034	2,979,838
821,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.56%	#^	07/13/2029	804,887
1,386,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.56%	#^	07/13/2029	1,353,074
1,466,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.56%	#^	07/13/2029	1,413,193
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2029	492,849
86,829,951	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.95%	#I/O	12/17/2049	4,097,749
6,295,269	Motel 6 Trust, Series 2017-MTL6-D, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	08/15/2034	6,319,932
3,165,722	Motel 6 Trust, Series 2017-MTL6-F, (1 Month LIBOR USD + 4.25%, 4.25% Floor)	6.32%	^	08/15/2034	3,202,358
1,250,178	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/16/2034	1,246,809
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.12%	^	06/15/2035	9,940,815
5,328,792	PFP Ltd., Series 2017-4-C, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	09/16/2033	5,342,109
6,614,000	RAIT Trust, Series 2017-FL7-B, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	06/15/2037	6,616,832
4,991,948	Resource Capital Ltd., Series 2017-CRE5-B, (1 Month LIBOR USD + 2.00%)	4.07%	^	07/15/2034	4,992,152
4,677,059	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	4,691,983
9,657,474	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.23%	^	11/13/2034	9,692,185
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	1.06%	#I/O	06/17/2050	145,261
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/17/2051	5,905,227
87,705,128	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.05%	#I/O	02/17/2051	5,801,019
5,929,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	#^	01/12/2045	6,219,500
2,776,975	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.36%	#	05/15/2043	2,769,862
467,092	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.20%	#	06/15/2045	471,782
4,915,589	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-C	5.69%	#	10/15/2048	4,938,936
2,275,847	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	2,285,861
748,345	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.21%	#	02/15/2051	762,073
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/17/2050	1,568,947
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/17/2047	538,282
13,100,753	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.05%	#I/O	02/18/2048	614,497
55,525,784	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.09%	#I/O	09/17/2058	2,931,101
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	1,993,784
21,744,957	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.24%	#I/O	11/15/2048	1,310,264
32,217,329	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.90%	#I/O	07/17/2058	1,134,098
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,297,282
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.75%	#^	12/17/2048	856,436
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.88%	#	01/17/2059	1,419,078
15,004,763	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.96%	#I/O	03/15/2059	1,425,185
25,663,774	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.87%	#I/O	10/18/2049	2,617,469
77,500,380	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.23%	#I/O	07/15/2050	5,556,235
16,244,986	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.72%	#I/O	01/16/2060	1,540,364
4,517,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E, (1 Month LIBOR USD + 2.16%)	4.23%	^	12/15/2036	4,507,865
167,000	WF-RBS Commercial Mortgage Trust, Series 2013-C17-D	5.29%	#^	12/17/2046	158,995
3,640,844	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.27%	#I/O	03/15/2047	159,294
9,351,088	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.23%	#I/O	08/16/2047	439,422
29,202,569	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.79%	#I/O	11/18/2049	2,651,684

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $631,812,805)					616,381,055

Non-Agency Residential Collateralized Mortgage Obligations - 11.3%
24,098,218	Ajax Mortgage Loan Trust, Series 2016-B-A	4.00%	^§	09/25/2065	24,206,535
10,426,778	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	9,836,518
12,374,621	Alternative Loan Trust, Series 2005-62-1A1, (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.39%		12/25/2035	11,068,172
10,644,006	Alternative Loan Trust, Series 2007-HY9-A2, (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.36%		08/25/2047	9,280,286
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1, (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	2.76%		04/20/2035	1,668,951
3,253,531	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	2,988,491
8,802,374	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	8,552,982
4,284,287	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^§	08/30/2032	4,271,876
30,611,529	Bayview Opportunity Master Fund Trust, Series 2018-SBR2-A1	3.84%	^§	04/28/2033	30,687,819
2,701,002	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	2,530,713
11,586,511	CIM Trust, Series 2016-3RR-B2, (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.48%	^	02/25/2056	11,992,757
938,724	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.45%	ß	03/25/2037	967,796
1,567,555	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,502,828
26,682,298	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	26,625,996
85,998	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.89%	#	12/25/2034	88,142
731,537	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	692,678
2,578,832	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	2,501,193
2,628,870	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,281,828
536,647	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	486,481
1,760,562	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,650,952
975,020	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	886,968
5,731	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	5,791
2,839,901	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,700,439
111,377	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	109,629
1,120,519	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,007,484
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.33%	#^	07/27/2036	1,007,012
806,547	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	#^	11/30/2037	814,569
8,127,876	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	8,201,779
15,000,000	CSMC Trust, Series 2018-5R-1A1, (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.28%	^	11/02/2046	15,008,895
4,036,002	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	4,029,064
730,137	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.83%	#^Þ	07/28/2037	654,437
972,388	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	925,845
3,462,242	Ellington Financial Mortgage Trust, Series 2017-1-A1	2.69%	#^	10/25/2047	3,430,268
3,552,189	Ellington Financial Mortgage Trust, Series 2017-1-A2	2.74%	#^	10/25/2047	3,511,612
2,470,684	Ellington Financial Mortgage Trust, Series 2017-1-A3	2.84%	#^	10/25/2047	2,439,345
13,827,918	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	13,749,739
1,977,912	GCAT LLC, Series 2017-3-A1	3.35%	^§	04/25/2047	1,971,505
5,077,797	GCAT LLC, Series 2017-5-A1	3.23%	^§	06/25/2047	5,062,111
16,430,019	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	16,460,210
116,828	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	113,225
5,412,302	GSAA Home Equity Trust, Series 2005-11-2A1 (1 Month LIBOR USD + 2.80%, 0.28% Floor)	2.37%	#	10/25/2035	5,396,243
1,214	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	1,221
664,431	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	551,453
24,822	Home Equity Mortgage Trust, Series 2003-6-M2, (1 Month LIBOR USD + 2.20%, 1.70% Floor)	4.29%		03/25/2034	24,852
257,507	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	168,005
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C, (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.36%		02/25/2037	967,922
2,071,467	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.65%	#	05/25/2036	1,881,348
11,139,310	JP Morgan Alternative Loan Trust 2007-S1, Series 2007-S1-A2, (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	2.43%		06/25/2037	10,858,252
18,526,338	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	18,255,199
22,500,000	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	22,507,897
347,526	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	301,449
5,585	Lehman XS Trust, Series 2005-6-3A2B	5.42%	ß	11/25/2035	5,585
207,511	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.77%	#	04/25/2036	191,078
521,202	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	412,386
1,957,322	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,582,325
28,996,820	Morgan Stanley Capital Trust, Series 2006-HE3-A2D, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.34%		04/25/2036	27,259,841
402,016	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.57%	#	02/25/2036	360,772
17,000,000	Nationstar HECM Loan Trust, Series 2017-2A-M1	2.82%	#^	09/25/2027	16,905,701
3,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M2	3.47%	#^	02/25/2028	3,504,361
5,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M3	3.79%	#^	02/25/2028	5,506,859
13,468,644	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	13,377,048
13,903,689	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	13,800,564
12,490,042	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	12,447,310
15,543,231	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	15,485,953
27,750,000	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/29/2033	27,819,375
5,568,830	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/27/2051	5,582,947
6,103,915	RCO Trust, Series 2017-INV1-A	3.20%	#^	11/25/2052	6,167,491
3,452,330	RCO Trust, Series 2017-INV1-M1	3.90%	#^	11/25/2052	3,483,328
1,228,817	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,174,795
1,677,137	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,562,274
920,451	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	690,189
5,506,799	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	5,444,572
3,865,034	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	3,839,126
5,107,396	Soundview Home Loan Trust, Series 2007-OPT3-2A3, (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.27%		08/25/2037	4,990,907
7,199,809	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.75%	#	12/25/2035	6,928,424
1,597,895	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	1,602,801
2,496,712	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,450,956
4,831,823	US Residential Opportunity Fund Trust, Series 2017-1III-A	3.35%	^§	11/27/2037	4,821,905
9,874,317	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	01/25/2058	9,816,652
692,572	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL, (1 Month LIBOR USD + 2.43%, 2.43% Floor)	4.52%	^	06/25/2045	699,043
2,528,910	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	2,518,756
8,009,764	VOLT LLC, Series 2017-NP10-A1	3.00%	^§	10/25/2047	7,946,679
2,982,929	VOLT LLC, Series 2017-NPL1-A1	3.50%	^§	02/25/2047	2,990,068
11,122,527	VOLT LLC, Series 2017-NPL3-A1	3.50%	^§	03/25/2047	11,124,375
9,954,454	VOLT LLC, Series 2017-NPL4-A1	3.38%	^§	04/25/2047	9,950,379
4,190,800	VOLT LLC, Series 2017-NPL5-A1	3.38%	^§	05/28/2047	4,194,279
7,340,770	VOLT LLC, Series 2017-NPL6-A1	3.25%	^§	05/28/2047	7,305,171
11,065,081	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	11,031,011
10,408,110	VOLT LLC, Series 2017-NPL8-A1	3.13%	^§	06/25/2047	10,361,535
17,146,221	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	17,048,127
7,431,925	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	3.46%	#	09/25/2036	7,382,496
163,092	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	149,797
1,692,330	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,674,281
4,832,903	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A85	6.00%		08/25/2037	4,680,163
6,646,778	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A7	6.00%		09/25/2037	6,673,226

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $599,939,692)					599,831,673

US Corporate Bonds - 5.7%
5,459,000	Amazon.com, Inc.	2.60%		12/05/2019	5,464,485
6,945,000	American Express Company, (3 Month LIBOR USD + 0.65%)	2.97%		02/27/2023	6,935,640
2,740,000	American Honda Finance Corporation	1.95%		07/20/2020	2,683,843
9,010,000	Amgen, Inc.	2.20%		05/11/2020	8,871,209
4,270,000	Analog Devices, Inc.	2.95%		01/12/2021	4,235,917
5,390,000	Anthem, Inc.	2.50%		11/21/2020	5,301,298
8,490,000	AT&T, Inc.	2.80%		02/17/2021	8,359,473
4,165,000	Bank of America Corporation, (3 Month LIBOR USD + 0.79%)	3.11%		03/05/2024	4,153,762
5,385,000	BAT Capital Corporation	2.30%	^	08/14/2020	5,271,331
6,105,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	6,013,988
4,078,000	Boston Properties LP	5.88%		10/15/2019	4,201,067
7,860,000	Capital One Financial Corporation	2.40%		10/30/2020	7,670,461
7,390,000	Cardinal Health, Inc.	1.95%		06/14/2019	7,330,326
8,255,000	Celgene Corporation	2.88%		08/15/2020	8,202,402
9,105,000	Cintas Corporation	2.90%		04/01/2022	8,909,340
4,100,000	Citigroup, Inc., (3 Month LIBOR USD + 1.02%)	3.35%		06/01/2024	4,106,995
7,575,000	Consolidated Edison, Inc.	2.00%		03/15/2020	7,438,522
1,245,000	Consolidated Edison, Inc.	2.00%		05/15/2021	1,202,102
7,825,000	CVS Health Corporation	2.80%		07/20/2020	7,762,480
3,295,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	3,241,550
5,000,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,858,310
4,135,000	Delta Air Lines, Inc.	3.40%		04/19/2021	4,118,800
7,445,000	EQT Corporation	2.50%		10/01/2020	7,277,950
6,500,000	Ford Motor Credit Company, (3 Month LIBOR USD + 1.24%)	3.59%		02/15/2023	6,544,186
4,150,000	General Dynamics Corporation	3.00%		05/11/2021	4,138,043
6,735,000	General Mills, Inc.	2.20%		10/21/2019	6,658,063
2,305,000	General Mills, Inc.	3.20%		04/16/2021	2,294,394
5,715,000	General Motors Financial Company	2.65%		04/13/2020	5,648,761
2,610,000	General Motors Financial Company	3.20%		07/06/2021	2,577,667
7,150,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	7,081,779
3,325,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	3,338,030
7,265,000	Kinder Morgan, Inc.	3.05%		12/01/2019	7,244,812
7,085,000	Kroger Company	6.15%		01/15/2020	7,403,558
4,175,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	4,184,471
3,354,000	Molson Coors Brewing Company	1.45%		07/15/2019	3,301,837
4,205,000	Mondelez International, Inc.	3.00%		05/07/2020	4,197,722
8,030,000	Morgan Stanley, (3 Month LIBOR USD + 0.93%)	3.29%		07/22/2022	8,098,201
8,035,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	7,917,129
563,000	Newell Brands, Inc.	2.60%		03/29/2019	561,125
7,736,000	Newell Brands, Inc.	3.15%		04/01/2021	7,668,653
8,454,000	Northrop Grumman Corporation	2.08%		10/15/2020	8,266,786
3,495,000	PNC Bank NA	2.45%		11/05/2020	3,436,069
1,450,000	PNC Financial Services Group, Inc.	5.13%		02/08/2020	1,496,618
3,500,000	PNC Financial Services Group, Inc.	4.38%		08/11/2020	3,584,529
6,085,000	Prudential Financial, Inc.	7.38%		06/15/2019	6,339,197
3,235,000	Reynolds American, Inc.	3.25%		06/12/2020	3,230,005
8,295,000	Sherwin-Williams Company	2.25%		05/15/2020	8,160,580
5,476,000	Simon Property Group LP	2.20%		02/01/2019	5,456,981
1,510,000	Southern Company	2.45%		09/01/2018	1,509,064
6,661,000	Southern Company	1.85%		07/01/2019	6,596,420
8,525,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	8,576,680
3,784,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	3,770,354
4,205,000	Union Pacific Corporation	3.20%		06/08/2021	4,220,619
4,150,000	Verizon Communications, Inc., (3 Month LIBOR USD + 1.10%)	3.44%		05/15/2025	4,149,080
2,875,000	WellPoint, Inc.	2.30%		07/15/2018	2,874,660
2,275,000	Wells Fargo & Company	2.15%		01/30/2020	2,241,554
5,485,000	Wells Fargo & Company	2.60%		01/15/2021	5,400,046

Total US Corporate Bonds (Cost $305,229,715)					301,778,924

US Government and Agency Mortgage Backed Obligations - 2.9%
1,968,059	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	1,914,739
2,090,819	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	2,033,552
17,896,003	Federal Home Loan Mortgage Corporation, Pool G1-8660	3.50%		09/01/2032	18,121,368
1,020,135	Federal Home Loan Mortgage Corporation, Pool U7-9016	2.50%		05/01/2028	991,547
670,088	Federal Home Loan Mortgage Corporation, Series 3417-SM, (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	4.21%	I/FI/O	02/15/2038	98,906
13,044,837	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	12,584,534
10,043,202	Federal Home Loan Mortgage Corporation, Series 4125-FA, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.42%		11/15/2042	10,074,039
1,922,638	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,872,242
19,043,440	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	18,847,009
22,017,572	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	21,638,031
33,202,445	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	1,651,271
1,142,573	Federal National Mortgage Association, Series 2012-134-FT, (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.44%		12/25/2042	1,145,103
4,056,370	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	3,940,264
4,797,769	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	4,711,445
5,764,550	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	5,678,455
3,355,788	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	3,330,176
8,747,154	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	8,527,905
8,989,435	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	8,876,091
8,534,430	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	8,409,016
8,007,358	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	7,939,778
1,008,535	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	981,019
2,889,693	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	2,812,703
572,478	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	569,462
5,122,811	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	4,943,448
4,701,682	Government National Mortgage Association, Series 2017-116-FB, (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.33%		05/20/2044	4,704,940

Total US Government and Agency Mortgage Backed Obligations (Cost $158,847,406)					156,397,043

US Government and Agency Obligations- 9.7%
95,377,100	United States Treasury Notes	0.13%		04/15/2019	94,830,668
117,000,000	United States Treasury Notes	1.50%		08/15/2020	114,474,902
136,200,000	United States Treasury Notes	2.00%		08/31/2021	133,547,824
136,000,000	United States Treasury Notes	2.13%	‡	09/30/2021	133,795,312
39,200,000	United States Treasury Notes	1.88%		01/31/2022	38,130,422

Total US Government and Agency Obligations (Cost $521,539,021)					514,779,128

Affiliated Mutual Funds - 4.7%
24,930,209	DoubleLine Ultra Short Bond Fund (Class I)				250,050,000

Total Affiliated Mutual Funds (Cost $250,000,000)					250,050,000

Exchange Traded Funds and Common Stocks - 0.0%
9,490	Frontera Energy Corporation *				137,842

Total Exchange Traded Funds and Common Stocks (Cost $852,503)					137,842

Short Term Investments - 15.4%
131,745,593	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		131,745,593
131,745,593	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		131,745,593
131,745,591	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		131,745,591
107,100,000	United States Treasury Bills	0.00%		07/19/2018	107,013,075
124,900,000	United States Treasury Bills	0.00%		08/16/2018	124,616,438
96,300,000	United States Treasury Bills	0.00%		09/20/2018	95,899,285
96,400,000	United States Treasury Bills	0.00%		10/18/2018	95,840,398

Total Short Term Investments (Cost $818,567,465)					818,605,973

Total Investments - 99.2% (Cost $5,303,259,311)					5,261,723,898
Other Assets in Excess of Liabilities - 0.8%					43,058,223

NET ASSETS - 100.0%					$5,304,782,121

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $1,950,184,622 or 36.8% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

P/O	Principal only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

&	Unfunded or partially unfunded loan commitment. At June 30, 2018, the value of these securities amounted to $4,708,223 or 0.1% of net assets.

‡	All or a portion of security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	15.4%
Collateralized Loan Obligations	12.3%
Non-Agency Commercial Mortgage Backed Obligations	11.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
US Government and Agency Obligations	9.7%
Foreign Corporate Bonds	8.7%
Bank Loans	8.4%
Asset Backed Obligations	7.0%
US Corporate Bonds	5.7%
Affiliated Mutual Funds	4.7%
US Government and Agency Mortgage Backed Obligations	2.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.8%

	100.0%

~	Represents less than 0.05% of net assets.

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	15.4%
Collateralized Loan Obligations	12.3%
Non-Agency Commercial Mortgage Backed Obligations	11.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
US Government and Agency Obligations	9.7%
Asset Backed Obligations	7.0%
Banking	5.6%
Affiliated Mutual Funds	4.7%
US Government and Agency Mortgage Backed Obligations	2.9%
Energy	2.2%
Telecommunications	1.4%
Healthcare	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.5%
Business Equipment and Services	1.3%
Electronics/Electric	1.1%
Pharmaceuticals	0.9%
Automotive	0.8%
Utilities	0.8%
Transportation	0.7%
Insurance	0.6%
Industrial Equipment	0.6%
Aerospace & Defense	0.5%
Leisure	0.4%
Food Products	0.4%
Technology	0.4%
Media	0.4%
Building and Development (including Steel/Metals)	0.3%
Retailers (other than Food/Drug)	0.3%
Consumer Products	0.3%
Chemicals/Plastics	0.3%
Real Estate	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Pulp & Paper	0.2%
Finance	0.2%
Beverage and Tobacco	0.2%
Conglomerates	0.2%
Containers and Glass Products	0.2%
Food/Drug Retailers	0.1%
Food Service	0.1%
Commercial Services	0.1%
Cosmetics/Toiletries	0.1%
Chemical Products	0.0%	~
Mining	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	0.8%

	100.0%

~	Represents less than 0.05% of net assets.

TOTAL RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	Long	0.47%	Termination	07/12/2018	20,000,000	$(572,589)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/12/2018	80,000,000	8,379,484
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	Long	0.47%	Termination	07/24/2018	99,300,000	(2,681,521)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/24/2018	50,000,000	4,561,548
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/25/2018	100,000,000	9,784,839
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/26/2018	100,000,000	9,699,400
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	Long	0.47%	Termination	08/14/2018	30,500,000	(75,953)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/16/2018	100,000,000	7,853,363
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/29/2018	100,000,000	7,962,443
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/30/2018	100,000,000	8,382,006
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	09/13/2018	100,000,000	7,918,949
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	09/26/2018	50,000,000	4,373,953
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	09/27/2018	100,000,000	7,319,887
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/30/2018	100,000,000	8,397,650
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	10/31/2018	60,000,000	5,067,089
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/13/2018	100,000,000	6,788,787
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/15/2018	70,000,000	4,702,123
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	11/28/2018	100,000,000	6,652,157
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	12/12/2018	100,000,000	3,802,450
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/13/2018	40,000,000	1,138,032
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/08/2019	50,000,000	812,861
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	01/09/2019	100,000,000	1,820,672
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/10/2019	100,000,000	1,819,466
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/15/2019	100,000,000	29,374
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/24/2019	50,000,000	(792,285)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/29/2019	100,000,000	(4,020,815)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	01/30/2019	100,000,000	(3,973,255)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/12/2019	100,000,000	(4,077,564)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/14/2019	100,000,000	(4,130,675)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	02/26/2019	100,000,000	(402,941)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	02/27/2019	100,000,000	(87,105)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/28/2019	100,000,000	(243,472)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/12/2019	100,000,000	(1,588,099)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	03/26/2019	50,000,000	(1,035,171)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	03/27/2019	100,000,000	(1,596,979)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/28/2019	50,000,000	(1,030,692)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/09/2019	100,000,000	(1,824,176)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/11/2019	100,000,000	(1,386,703)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	04/24/2019	100,000,000	4,016,794
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/25/2019	100,000,000	2,826,176
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	04/30/2019	100,000,000	3,985,661
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/01/2019	100,000,000	3,107,388
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/14/2019	100,000,000	3,687,523
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/15/2019	100,000,000	3,206,183
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/16/2019	100,000,000	2,248,027
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	05/21/2019	100,000,000	2,552,799
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/23/2019	100,000,000	2,028,286
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2019	100,000,000	132,511
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	06/25/2019	100,000,000	3,372,644
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	06/26/2019	100,000,000	26,147
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2019	100,000,000	193,021
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/09/2019	100,000,000	(3,196,107)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/10/2019	100,000,000	(565,334)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2019	100,000,000	(3,322,898)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/23/2019	100,000,000	(2,293,864)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/24/2019	100,000,000	(2,897,075)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/30/2019	100,000,000	570,731
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/14/2019	100,000,000	675,082

							$108,100,233

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICSEU.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Ultra Short Bond Fund (Class I)	$150,050,000	$100,000,000	$-	24,930,209	$250,050,000	$-	$1,146,342	$-

	$150,050,000	$100,000,000	$-	24,930,209	$250,050,000	$-	$1,146,342	$-

DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.8%
193,252	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	193,945
3,500,000	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	3,532,840
409,945	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	411,651
1,000,000	Colony Starwood Homes Trust, Series 2016-2A-D, (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.42%	^	12/17/2033	1,009,498
61,485	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	61,493
461,220	Consumer Loan Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	460,725
29,605	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥Þ	10/15/2019	29,613
1,275,867	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	1,292,579
4,987,500	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	5,064,158
5,324,438	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,411,623
1,985,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	1,993,345
10,000,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	10,100,952
186,843	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	186,728
143,724	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	143,676
2,331,814	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	2,325,564
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A, (1 Month LIBOR USD + 2.35%)	4.44%	^	04/25/2023	17,697,574
182,206	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	182,109
985,151	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	984,689
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	512,688
1,040,094	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	1,039,571
1,516,577	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	1,508,570
1,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	985,014
1,128,629	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	1,123,715
876,872	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	876,656
1,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	995,118
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,968,368
2,955,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	3,001,491
6,449,022	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	6,580,729
5,000,000	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,042,475

Total Asset Backed Obligations (Cost $74,166,970)					74,717,157

Bank Loans - 10.1%
498,012	Acadia Healthcare Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		02/16/2023	500,146
62,597	Access CIG LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	02/27/2025	62,785
502,403	Access CIG LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		02/27/2025	503,910
220,000	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.07%		11/22/2023	218,625
1,047,834	Acrisure LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		11/22/2023	1,047,185
495,746	Air Medical Group Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		04/28/2022	482,733
567,414	ASP AMC Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		04/22/2024	545,606
130,000	Albertsons Cos, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.36%		05/03/2023	130,001
485,000	Aleris International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	481,513
233,436	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/04/2024	233,553
594,902	Almonde, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.81%		06/13/2024	585,276
575,000	Almonde, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/16/2025	555,413
722,589	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		06/21/2024	720,783
433,216	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		09/01/2021	284,027
889,794	Amneal Pharmaceuticals LLC, Secured Term Loan (2 Month LIBOR USD + 3.50%)	5.63%		05/05/2025	889,518
955,200	Applied Systems, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.33%		09/19/2024	957,660
311,968	Chill Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/20/2024	313,821
209,474	Ascend Learning LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		07/12/2024	209,212
1,065,225	AssuredPartners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		10/22/2024	1,061,901
305,000	Asurion LLC, Senior Secured 1st Lien Term Loan	5.30%	±	11/30/2024	303,475
280,000	Asurion LLC, Senior Secured 2nd Lien Term Loan	8.48%	±	08/04/2025	279,300
920,125	Asurion LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/03/2023	919,960
972,697	Avantor, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		11/21/2024	978,776
827,925	Avaya, Inc., Senior Secured 1st Lien Term Loan	7.06%	±	12/15/2024	830,189
470,000	Blackstone Group, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.86%		10/31/2024	469,779
1,015,033	BJ’s Wholesale Club, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.53%		02/02/2024	1,016,048
1,025,000	Blackhawk Network Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.07%		06/16/2025	1,023,503
244,388	Blount International, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		04/12/2023	246,222
1,240,000	BMC Software Finance, Inc., Senior Secured 1st Lien Term Loan	6.55%	±	09/30/2025	1,233,800
	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan
199,294	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		06/21/2024	199,905
1,046,294	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		06/21/2024	1,049,500
940,000	Bison Midstream Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.09%		05/21/2025	942,350
	Bright Bidco BV, Senior Secured 1st Lien Term Loan
489,201	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		06/28/2024	486,143
230,212	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		06/28/2024	228,773
1,285,288	BWAY Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%		04/03/2024	1,280,069
754,593	Canyon Valor Companies, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/16/2023	754,593
71,170	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.10%		03/24/2025	71,793
997,500	Capri Acquisitions Bidco Ltd, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.61%		11/01/2024	990,647
452,725	CBS Radio, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/18/2024	447,519
915,555	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/07/2023	842,997
618,450	CenturyLink, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		01/31/2025	606,724
262,014	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 0.00%, 1.00% Floor)	2.21%		03/19/2021	261,943
49,783	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	49,769
98,199	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	98,173
423,359	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	423,244
509,627	CH Hold Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/01/2024	510,106
742,500	Change Healthcare Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/01/2024	740,874
1,161,410	CHG Healthcare Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		06/07/2023	1,164,493
105,000	CHG PPC Parent LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		03/31/2025	104,738
645,000	Cincinnati Bell, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		10/02/2024	646,006
528,805	Constellation Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.08%		09/18/2024	523,517
1,057,350	Compass Power Generation LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		12/20/2024	1,064,884
691,002	Compuware Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		12/15/2021	693,420
125,000	Concentra, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.74%		06/01/2022	125,156
1,195,963	Constellis Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.33%		04/19/2024	1,202,439
78,214	Coronado Australian Holdings Pty Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	79,094
286,786	Coronado Australian Holdings Ltd., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/31/2025	290,012
455,000	Covia Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	455,642
124,688	CP VI Bella Topco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		12/27/2024	124,493
384,535	CPI Holdco LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		03/21/2024	387,020
1,002,859	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.31%		07/03/2020	975,912
1,070,000	Cvent, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		11/29/2024	1,070,669
411,000	CVS Holdings LP, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.10%		02/06/2025	407,917
925,000	Colorado Buyer, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		05/01/2024	925,578
125,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	125,000
1,090,000	Deerfield Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		02/13/2025	1,087,046
293,428	Delta 2 Lux Sarl, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		02/01/2024	290,081
127,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±&	06/06/2025	127,477
508,000	Dentalcorp Perfect Smile ULC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.76%		06/06/2025	509,908
40,000	DexKo Global Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%	&	07/24/2024	40,125
114,713	Dexko Global, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		07/24/2024	115,179
472,965	Digicel International Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.61%		05/27/2024	454,047
840,000	Avatar Purchaser Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.25%		11/15/2024	829,500
60,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan	9.05%	±	06/26/2026	60,591
400,000	Edelman Financial Center LLC., Senior Secured 1st Lien Term Loan	5.55%	±	06/26/2025	400,002
615,000	EG America LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.33%		02/06/2025	610,618
190,000	EG Finco Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.34%		02/07/2025	188,646
240,000	Energy Acquisition LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.59%		06/26/2025	238,800
321,105	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.10%		12/01/2023	321,239
1,040,160	Equian Buyer Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.33%		05/20/2024	1,038,423
1,163,279	Equinox Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		03/08/2024	1,163,570
292,373	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	277,297
729,335	Excelitas Technologies Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.83%		12/02/2024	731,618
284,403	Exgen Renewables LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.31%		11/29/2024	285,825
1,021,016	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	1,021,016
	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan
447,616	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.82%		04/15/2021	449,054
149,205	(1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		04/15/2021	149,685
230,000	Filtration Group Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.30%		03/31/2025	230,316
972,104	Flexera Software LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		02/26/2025	971,651
823,779	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	820,307
661,410	Forterra Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		10/25/2023	619,450
980,000	Frontera Generation Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.23%		05/02/2025	980,613
669,844	FTS International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/16/2021	673,471
1,029,140	Garda World Security Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.80%		05/24/2024	1,031,388
856,658	Gates Global LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		04/01/2024	857,309
175,000	Gavilan Resources LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	172,704
926,385	Greeneden US Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		12/01/2023	927,543
255,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan	9.30%	±	06/22/2026	258,825
411,122	Gentiva Health Services, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan	6.07%	±	06/23/2025	409,067
653,878	Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan	6.05%	±	06/23/2025	650,608
445,000	Gopher Resource LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		03/06/2025	446,112
1,275,000	GrafTech Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.50%		02/12/2025	1,270,225
602,409	Greektown Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		04/25/2024	601,406
1,135,000	GTT Communications, Inc., Guaranteed Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 2.75%)	4.88%		06/02/2025	1,120,461
275,000	Gulf Finance LLC, Senior Secured 1st Lien Term Loan	7.59%	±	08/25/2023	238,562
597,759	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.59%		08/18/2023	595,769
559,683	Hargray Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		05/16/2024	558,983
420,758	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.25%		12/06/2024	421,810
895,500	Hayward Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.59%		08/05/2024	898,442
195,000	H-Food Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/23/2025	193,464
673,168	Hyland Software, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	5.34%		07/01/2022	675,834
608,181	Informatica LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		08/05/2022	609,921
930,000	Intelsat Jackson Holdings S.A., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.72%		11/30/2023	929,200
1,082,288	Impala Private Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.99%		¥11/14/2024	1,082,628
888,000	Hawk Merger Sub, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.98%		07/31/2024	888,559
	HVSC Merger Sub Corporation, Guaranteed Senior Secured 1st Lien Term Loan
103,591	(1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/28/2024	104,410
51,022	(2 Month LIBOR USD + 4.00%, 1.00% Floor)	6.17%		10/28/2024	51,426
980,000	ION Trading Finance Ltd., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.30%		11/21/2024	973,875
	IRB Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan
498,560	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.25%		02/05/2025	500,013
407,913	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.28%		02/05/2025	409,102
1,281,819	Jaguar Holding Company II, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.59%		08/18/2022	1,277,096
450,375	Jo-Ann Stores LLC, Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	447,936
505,000	KBR Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.84%		04/25/2025	506,578
944,390	Kenan Advantage Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		08/01/2022	944,390
425,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan	7.30%	±	06/23/2025	421,813
810,925	Kloeckner Pentaplast, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		06/30/2022	778,614
789,419	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		05/15/2023	786,064
936,661	Kronos Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.36%		11/01/2023	936,075
6,628	A-L Parent LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		12/01/2023	6,653
423,355	Learfield Communications, Senior Secured 1st Lien Term Loan	4.73%	±	12/01/2023	424,413
1,108,764	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.06%		06/10/2022	1,107,600
280,000	Lions Gate Capital Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.34%		03/24/2025	279,534
410,000	Lucid Energy Group II Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		02/18/2025	408,462
129,718	EOC Group, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.20%	&	03/20/2025	128,907
810,282	EOC Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.20%		03/20/2025	805,218
920,000	McDermott International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/12/2025	925,801
400,000	Meredith Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		01/31/2025	400,406
745,334	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		09/28/2023	741,607
64,552	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	64,283
800,448	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		11/29/2024	797,110
180,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		12/01/2025	180,507
333,618	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.98%		10/13/2023	315,936
875,990	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.08%		06/07/2023	872,363
95,000	MX Holdings US, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.32%		06/18/2025	95,179
854,876	National Vision, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		11/20/2024	854,696
373,093	Optiv Security, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.31%		02/01/2024	363,765
1,030,000	Oryx Southern Delaware Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		02/28/2025	1,019,700
966,522	West Street Merger Sub, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		09/27/2024	962,496
975,450	Peak 10 Holding Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%		08/01/2024	967,071
160,000	Phoenix Services Merger Sub LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.75%		03/03/2025	160,700
337,535	Pike Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.60%		03/21/2025	339,047
640,000	Ply Gem Holdings, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		04/12/2025	639,402
575,000	Plantronics, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.80%		06/02/2025	574,733
885,541	Playa Resorts Holding BV, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		04/29/2024	877,239
1,274,675	PODS LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.78%		12/06/2024	1,271,807
328,978	Polycom, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.34%		09/27/2023	329,698
1,060,000	PowerTeam Services LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		03/06/2025	1,049,071
784,828	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		02/08/2025	782,768
293,975	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		10/20/2022	292,598
952,800	Prime Security Services Borrower LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		05/02/2022	949,389
590,000	Pro Mach Group, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.02%		03/07/2025	583,436
749,338	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.99%		04/26/2024	746,527
620,000	Quest Software US Holdings, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		05/16/2025	618,580
608,240	RCN Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		02/01/2024	600,208
1,150,000	Radiology Partners Holdings LLC, Senior Secured 1st Lien Term Loan	6.55%	±	07/04/2025	1,142,813
270,000	Renaissance Holding Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		06/02/2025	269,031
854,001	RentPath LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%		¥12/17/2021	783,546
480,600	Reynolds Group, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		02/06/2023	480,198
556,573	Robertshaw US Holding Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.63%		02/28/2025	556,573
	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan
767,657	(2 Month LIBOR USD + 2.75%)	4.92%		08/14/2024	763,581
180,068	(1 Month LIBOR USD + 2.75%)	4.84%		08/14/2024	179,112
1,016,778	SCS Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.34%		10/31/2022	1,021,227
148,000	Securus Technologies Holdings LLC, Senior Secured 1st Lien Delayed-Draw Term Loan	6.82%	± &	11/01/2024	148,925
1,024,186	Securus Technologies Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		11/01/2024	1,030,588
792,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.80%		03/01/2021	791,754
250,000	Severin Aquisition LLC, Senior Secured 1st Lien Term Loan	5.61%	±	07/31/2025	248,594
595,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%)	3.98%		12/12/2024	593,887
740,000	SIWF Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.32%		06/13/2025	744,625
130,000	LUX HOLDCO III, Senior Secured 1st Lien Term Loan (2 Month LIBOR USD + 3.00%)	5.10%		03/28/2025	130,109
570,000	SMG US Midco 2, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		01/23/2025	570,000
643,238	SolarWinds Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		02/05/2024	643,771
655,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.30%		12/18/2023	654,466
135,000	Solenis International LP, Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/18/2024	133,481
733,741	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		03/03/2023	731,448
1,073,470	Sophia LP, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.58%		09/30/2022	1,070,787
225,000	Sound Inpatient Physicians, Inc., Senior Secured 1st Lien Term Loan	5.30%	±	06/19/2025	225,564
967,976	Southern Graphics Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.34%		12/30/2022	967,221
135,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	133,200
349,105	StandardAero Aviation Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/07/2022	350,088
323,375	Staples, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.36%		09/12/2024	319,587
235,000	Stars Group Holdings B.V., Senior Secured 1st Lien Term Loan	5.80%	±	07/31/2025	233,825
443,012	Syncreon Group BV, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	419,200
737,550	Team Health Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.84%		02/06/2024	710,814
337,056	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	4.84%		11/17/2023	335,160
982,525	Tempo Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		05/01/2024	979,862
800,000	Tenneco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.73%		06/18/2025	793,504
1,065,000	Titan Acquisition Ltd., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.09%		03/28/2025	1,050,628
1,287,000	TKC Holdings, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.85%		02/01/2023	1,286,196
750,688	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		06/09/2023	747,216
304,710	Transdigm, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.59%		05/30/2025	302,783
444,894	TravelClick Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.59%		05/06/2021	449,761
470,000	Traverse Midstream Partners LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.34%		09/27/2024	470,545
671,484	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.09%		01/26/2024	671,903
786,053	US Renal Care, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.58%		12/30/2022	775,897
935,000	U.S. Silica Company, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.13%		05/01/2025	936,169
1,170,098	UFC Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.35%		08/18/2023	1,172,439
393,023	Ultra Resources, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		04/12/2024	363,057
807,980	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		07/28/2022	797,460
100,000	USIC Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		12/08/2023	99,958
140,000	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.98%		06/02/2025	139,709
720,877	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.34%		06/30/2023	717,273
770,000	VF Holdings Corporation, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.57%		06/04/2025	766,073
400,000	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.48%		10/10/2024	397,458
533,663	West Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.09%		10/10/2024	532,528
1,057,350	Wink Holdco, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.09%		12/02/2024	1,052,227
630,000	WP CPP Holdings LLC, Senior Secured 1st Lien Term Loan (6 Month LIBOR USD + 3.75%)	6.28%		04/30/2025	633,859
785,000	Yak Access LLC, Senior Secured 1st Lien Term Loan	7.32%	±	07/31/2025	761,450
821,937	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.84%		10/01/2021	799,774
889,477	Zodiac Pool Solutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (Prime Rate + 3.00%, 1.00% Floor)	8.00%		12/20/2023	889,477

Total Bank Loans (Cost $131,295,112)					130,604,890

Collateralized Loan Obligations - 16.3%
250,000	Adams Mill Ltd., Series 2014-1A-D1, (3 Month LIBOR USD + 3.50%)	5.85%	^	07/15/2026	250,426
2,500,000	AIMCO, Series 2015-AA-DR, (3 Month LIBOR USD + 2.45%, 2.45% Floor)	4.80%	^	01/15/2028	2,495,562
2,000,000	ALM LLC, Series 2013-8A-DR, (3 Month LIBOR USD + 7.10%, 7.10% Floor)	9.45%	^	10/15/2028	2,018,735
2,250,000	ALM LLC, Series 2015-12A-C1R2, (3 Month LIBOR USD + 2.65%, 2.65% Floor)	4.74%	^	04/16/2027	2,253,593
500,000	ALM LLC, Series 2016-19A-A2, (3 Month LIBOR USD + 2.20%)	4.55%	^	07/15/2028	502,900
500,000	ALM LLC, Series 2016-19A-B, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2028	504,774
2,000,000	Apidos Ltd., Series 2013-12A-DR, (3 Month LIBOR USD + 2.60%)	4.64%	^	04/15/2031	1,971,538
2,500,000	Apidos Ltd., Series 2015-21A-C, (3 Month LIBOR USD + 3.55%, 3.55% Floor)	5.91%	^	07/18/2027	2,500,000
1,500,000	Apidos Ltd., Series 2015-21A-CR, (3 Month LIBOR USD + 2.45%, 2.45% Floor)	0.00%	^	07/18/2027	1,500,000
250,000	Apidos Ltd., Series 2015-21A-D, (3 Month LIBOR USD + 5.55%, 5.55% Floor)	7.91%	^	07/18/2027	250,000
1,250,000	Apidos Ltd., Series 2016-24A-C, (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.31%	^	07/20/2027	1,255,754
2,500,000	Apidos Ltd., Series 2018-29A-C, (3 Month LIBOR USD + 2.75%)	5.14%	^	07/25/2030	2,499,459
2,500,000	Atrium Corporation, Series 13A-D, (3 Month LIBOR USD + 2.70%)	5.06%	^	11/21/2030	2,489,337
3,000,000	Atrium Corporation, Series 9A-DR, (3 Month LIBOR USD + 3.60%)	5.92%	^	05/28/2030	3,025,905
1,500,000	Babson Ltd., Series 2015-2A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/20/2030	1,498,050
1,737,500	Babson Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 6.45%)	8.81%	^	10/20/2030	1,766,830
2,000,000	Barings Ltd., Series 2016-3A-C, (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.30%	^	01/15/2028	2,018,121
4,000,000	Barings Ltd., Series 2018-3A-D, (3 Month LIBOR USD + 2.90%)	4.97%	^	07/20/2029	3,999,930
3,770,000	BlueMountain Ltd., Series 2013-2A-DR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/22/2030	3,752,273
2,250,000	BlueMountain Ltd., Series 2013-3A-DR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/29/2025	2,255,584
750,000	BlueMountain Ltd., Series 2015-2A-C, (3 Month LIBOR USD + 2.70%, 2.70% Floor)	5.06%	^	07/18/2027	751,661
1,000,000	BlueMountain Ltd., Series 2015-2A-D, (3 Month LIBOR USD + 3.55%, 3.55% Floor)	5.91%	^	07/18/2027	1,003,356
500,000	BlueMountain Ltd., Series 2015-3A-CR, (3 Month LIBOR USD + 2.60%)	4.94%	^	04/20/2031	500,928
750,000	BlueMountain Ltd., Series 2016-2A-C, (3 Month LIBOR USD + 4.10%)	6.43%	^	08/20/2028	752,926
1,000,000	BlueMountain Ltd., Series 2016-3A-D, (3 Month LIBOR USD + 3.85%)	6.19%	^	11/15/2027	1,005,154
1,000,000	BlueMountain Ltd., Series 2017-2A-C, (3 Month LIBOR USD + 3.00%)	5.36%	^	10/20/2030	1,006,310
1,750,000	BlueMountain Ltd., Series 2018-2A-DR, (3 Month LIBOR USD + 2.75%, 2.75% Floor)	0.00%	^	07/18/2027	1,750,000
5,500,000	California Street LP, Series 2012-9A-AR, (3 Month LIBOR USD + 1.45%)	3.80%	^	10/16/2028	5,512,331
2,000,000	California Street LP, Series 2012-9A-DR, (3 Month LIBOR USD + 3.96%)	6.31%	^	10/16/2028	2,008,218
2,000,000	California Street LP, Series 2012-9A-ER, (3 Month LIBOR USD + 7.18%)	9.53%	^	10/16/2028	2,033,563
1,000,000	Canyon Capital Ltd., Series 2012-1A-DR, (3 Month LIBOR USD + 4.10%)	6.45%	^	01/15/2026	1,002,838
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR, (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.11%	^	01/30/2031	1,982,268
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR, (3 Month LIBOR USD + 3.65%)	6.00%	^	04/15/2029	2,013,624
2,500,000	Canyon Capital Ltd., Series 2018-1A-D, (3 Month LIBOR USD + 2.90%, 2.90% Floor)	4.94%	^	07/15/2031	2,499,727
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR, (3 Month LIBOR USD + 2.40%)	4.76%	^	01/18/2029	1,233,856
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2, (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.80%	^	07/15/2027	2,012,959
2,000,000	Cent Ltd., Series 2014-22A-C, (3 Month LIBOR USD + 3.75%)	6.11%	^	11/07/2026	2,006,309
1,595,000	Cent Ltd., Series 2014-22A-D, (3 Month LIBOR USD + 5.30%)	7.66%	^	11/07/2026	1,598,188
3,000,000	CVP Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.34%)	3.70%	^	07/20/2030	3,023,072
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR, (3 Month LIBOR USD + 3.15%)	5.49%	^	08/15/2030	2,512,007
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR, (3 Month LIBOR USD + 4.35%)	6.70%	^	10/15/2028	3,934,934
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR, (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.22%	^	01/15/2031	2,996,565
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-D, (3 Month LIBOR USD + 3.85%)	6.20%	^	07/15/2027	1,003,794
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D, (3 Month LIBOR USD + 3.25%)	5.60%	^	07/15/2030	1,003,996
250,000	Galaxy Ltd., Series 2014-18A-D1, (3 Month LIBOR USD + 3.70%)	6.05%	^	10/15/2026	250,683
4,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.35%)	5.71%	^	04/20/2029	4,014,662
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D, (3 Month LIBOR USD + 2.65%)	5.01%	^	11/28/2030	5,479,809
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D, (3 Month LIBOR USD + 3.35%, 3.35% Floor)	5.71%	^	07/20/2027	1,001,158
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	0.00%	^	07/21/2030	2,500,000
1,500,000	Greenwood Park Ltd., Series 2018-1A-D, (3 Month LIBOR USD + 2.50%)	4.53%	^	04/15/2031	1,472,148
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C, (3 Month LIBOR USD + 2.70%)	5.06%	^	08/01/2025	250,369
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	04/28/2025	250,647
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D, (3 Month LIBOR USD + 5.00%)	7.36%	^	04/28/2025	242,194
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR, (3 Month LIBOR USD + 2.90%)	5.26%	^	10/20/2029	2,015,918
2,000,000	Jay Park Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.85%)	6.21%	^	10/20/2027	2,007,930
3,175,000	LCM LP, Series 14A-DR, (3 Month LIBOR USD + 2.75%)	5.15%	^	07/20/2031	3,175,193
250,000	LCM LP, Series 16A-DR, (3 Month LIBOR USD + 3.00%)	5.35%	^	07/15/2026	250,620
1,250,000	LCM LP, Series 19A-E2, (3 Month LIBOR USD + 5.70%, 5.70% Floor)	8.05%	^	07/15/2027	1,253,903
5,000,000	LCM LP, Series 26A-D, (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.43%	^	01/20/2031	4,951,031
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR, (3 Month LIBOR USD + 3.45%)	5.82%	^	01/27/2026	1,001,699
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR, (3 Month LIBOR USD + 5.44%)	7.81%	^	01/27/2026	2,506,226
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D, (3 Month LIBOR USD + 5.50%)	7.86%	^	04/20/2026	1,003,699
500,000	Madison Park Funding Ltd., Series 2015-18A-DR, (3 Month LIBOR USD + 2.95%)	5.31%	^	10/21/2030	501,875
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C, (3 Month LIBOR USD + 3.60%)	5.96%	^	04/25/2029	3,023,346
250,000	Magnetite Ltd., Series 2014-9A-BR, (3 Month LIBOR USD + 2.00%)	4.36%	^	07/25/2026	250,177
3,500,000	Magnetite Ltd., Series 2018-20A-D, (3 Month LIBOR USD + 2.50%)	4.86%	^	04/20/2031	3,473,183
1,000,000	Marathon Ltd., Series 2017-9A-A2, (3 Month LIBOR USD + 1.75%)	4.10%	^	04/15/2029	1,003,585
1,000,000	Milos Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.40%)	5.76%	^	10/20/2030	1,005,641
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR, (3 Month LIBOR USD + 2.40%, 2.40% Floor)	4.76%	^	04/20/2027	994,669
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D, (3 Month LIBOR USD + 2.50%)	4.85%	^	01/15/2028	3,988,002
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D, (3 Month LIBOR USD + 3.25%)	5.61%	^	10/18/2029	1,507,495
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D, (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.01%	^	10/18/2030	992,517
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D, (3 Month LIBOR USD + 2.85%)	4.90%	^	04/20/2030	1,499,988
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR, (3 Month LIBOR USD + 4.00%)	6.35%	^	07/15/2029	4,553,165
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C, (3 Month LIBOR USD + 3.65%)	6.01%	^	11/14/2026	501,802
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D, (3 Month LIBOR USD + 6.60%)	8.96%	^	11/14/2026	2,015,292
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	03/17/2030	2,517,260
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.20%)	8.56%	^	03/17/2030	1,256,600
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.70%)	6.06%	^	07/20/2030	2,027,614
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C, (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.35%	^	01/20/2031	3,940,551
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C, (3 Month LIBOR USD + 2.85%)	0.00%	^	07/25/2030	3,000,000
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-DR, (3 Month LIBOR USD + 3.40%)	5.73%	^	11/18/2026	1,003,466
3,000,000	RR 4 Ltd., Series 2018-4A-C, (3 Month LIBOR USD + 2.95%)	5.02%	^	04/15/2030	2,999,927
1,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1R, (3 Month LIBOR USD + 1.20%)	3.56%	^	10/30/2026	1,001,152
3,500,000	Stewart Park Ltd., Series 2015-1A-DR, (3 Month LIBOR USD + 2.60%, 2.60% Floor)	4.95%	^	01/15/2030	3,461,477
500,000	Symphony Ltd., Series 2014-14A-D2, (3 Month LIBOR USD + 3.60%)	5.95%	^	07/14/2026	500,116
1,000,000	Symphony Ltd., Series 2016-17A-DR, (3 Month LIBOR USD + 2.65%)	5.00%	^	04/15/2028	1,000,058
2,000,000	TCI-Cent Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 4.00%)	6.37%	^	12/21/2029	2,018,699
1,000,000	TCI-Symphony Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 3.80%, 3.80% Floor)	6.14%	^	10/13/2029	1,004,331
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R, (3 Month LIBOR USD + 3.40%)	5.76%	^	10/20/2026	3,007,939
1,000,000	Venture Ltd., Series 2016-23A-B, (3 Month LIBOR USD + 2.30%)	4.66%	^	07/19/2028	999,988
2,000,000	Venture Ltd., Series 2016-24A-E, (3 Month LIBOR USD + 6.72%)	9.08%	^	10/20/2028	2,019,727
3,900,000	Voya Ltd., Series 2013-1A-CR, (3 Month LIBOR USD + 2.95%)	5.30%	^	10/15/2030	3,875,530
1,500,000	Voya Ltd., Series 2017-3A-C, (3 Month LIBOR USD + 3.55%)	5.91%	^	07/20/2030	1,509,886
1,000,000	Westcott Park Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 4.35%)	6.71%	^	07/20/2028	1,014,613
3,750,000	Wind River Ltd., Series 2012-1A-DR, (3 Month LIBOR USD + 4.10%)	6.45%	^	01/15/2026	3,782,414
2,000,000	Wind River Ltd., Series 2013-2A-E1R, (3 Month LIBOR USD + 6.75%)	9.11%	^	10/18/2030	2,024,787
2,000,000	Wind River Ltd., Series 2014-1A-DRR, (3 Month LIBOR USD + 3.00%, 3.00% Floor)	0.00%	^	07/18/2031	1,999,774
4,000,000	Wind River Ltd., Series 2014-2A-DR, (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.25%	^	01/15/2031	3,984,892
2,000,000	Wind River Ltd., Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.10%	^	01/15/2031	1,980,963
7,975,000	Wind River Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 5.55%)	7.90%	^	10/15/2027	8,005,165
500,000	Wind River Ltd., Series 2016-1A-B, (3 Month LIBOR USD + 2.35%)	4.70%	^	07/15/2028	499,993
500,000	Wind River Ltd., Series 2016-1A-C, (3 Month LIBOR USD + 3.20%)	5.55%	^	07/15/2028	499,990
2,000,000	Wind River Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 3.75%)	6.11%	^	04/18/2029	2,014,518
1,750,000	Wind River Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.42%)	8.78%	^	04/18/2029	1,761,948
1,500,000	Wind River Ltd., Series 2017-4A-D, (3 Month LIBOR USD + 2.65%)	4.98%	^	11/20/2030	1,478,324
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	0.00%	^	07/15/2030	1,500,000

Total Collateralized Loan Obligations (Cost $210,134,092)					210,587,683

Foreign Corporate Bonds - 12.9%
300,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	296,688
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	1,178,363
500,000	AES Andres B.V.	7.95%	^	05/11/2026	517,500
2,000,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	1,981,608
200,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	192,634
400,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	411,376
200,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	196,876
700,000	Avation Capital S.A.	6.50%	^	05/15/2021	705,250
255,000	Ardagh Packaging Finance, Inc.	7.25%	^	05/15/2024	266,156
500,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	488,125
3,200,000	Axiata SPV2 BHD	3.47%		11/19/2020	3,186,240
500,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	466,250
300,000	Banco BTG Pactual S.A., (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	303,906
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	204,626
600,000	Banco de Costa Rica	5.25%		08/12/2018	600,720
800,000	Banco de Credito del Peru	2.25%		10/25/2019	789,000
1,300,000	Banco de Credito del Peru	5.38%		09/16/2020	1,353,300
2,206,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,198,179
200,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	202,000
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	202,000
900,000	Banco del Estado de Chile	4.13%		10/07/2020	910,530
800,000	Banco del Estado de Chile	2.67%	^	01/08/2021	779,871
800,000	Banco del Estado de Chile	3.88%		02/08/2022	799,339
3,700,000	Banco do Brasil S.A., (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	2,909,125
3,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	3,135,000
500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	495,000
650,000	Banco Macro S.A., (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	611,000
200,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	183,750
200,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	198,468
451,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	452,128
300,000	Banco Santander	3.88%		09/20/2022	299,028
1,890,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	1,906,538
1,300,000	Bancolombia S.A.	6.13%		07/26/2020	1,356,875
200,000	Banistmo S.A.	3.65%	^	09/19/2022	189,250
500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	514,375
200,000	BBVA Bancomer S.A., (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	186,500
700,000	BBVA Bancomer S.A., (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	623,875
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	770,990
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	2,984,351
500,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	507,995
2,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	2,178,367
1,500,000	Bharti Airtel Ltd.	4.38%		06/10/2025	1,384,781
2,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	2,283,790
600,000	C&W Senior Financing DAC	6.88%		09/15/2027	576,750
50,000	Camposol S.A.	10.50%	^	07/15/2021	52,750
300,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	290,625
700,000	Canacol Energy Ltd.	7.25%		05/03/2025	678,125
348,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	362,355
605,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	621,190
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	512,380
200,000	CK Hutchison International Ltd.	2.25%	^	09/29/2020	195,669
500,000	CK Hutchison International Ltd.	2.88%		04/05/2022	487,622
200,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	195,049
300,000	CK Hutchison International Ltd.	2.75%	^	03/29/2023	286,979
400,000	CK Hutchison International Ltd.	2.75%		03/29/2023	382,639
800,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	768,287
600,000	CNOOC Finance Ltd.	4.25%		01/26/2021	612,022
500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	503,544
2,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	1,930,788
600,000	CNPC General Capital Ltd.	3.95%		04/19/2022	605,898
600,000	CNPC General Capital Ltd.	3.40%		04/16/2023	592,126
1,400,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	1,438,622
150,000	Coca-Cola Femsa S.A.B. de C.V.	3.88%		11/26/2023	150,403
100,000	Colombia Telecomunicaciones S.A., (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	104,750
400,000	Comcel Trust	6.88%		02/06/2024	411,430
3,100,000	Corpbanca S.A.	3.88%		09/22/2019	3,114,843
200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	194,500
400,000	Cosan Overseas Ltd.	8.25%	†	08/05/2018	400,500
800,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%		07/25/2022	802,339
1,000,000	DBS Group Holdings Ltd., (3 Month LIBOR USD + 0.62%)	2.98%	^	07/25/2022	1,002,924
2,300,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	2,201,208
100,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	100,280
520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	523,510
200,000	Digicel Ltd.	8.25%		09/30/2020	151,750
2,000,000	Digicel Ltd.	7.13%		04/01/2022	1,325,000
1,100,000	ECL S.A.	5.63%		01/15/2021	1,140,532
3,800,000	Ecopetrol S.A.	7.63%		07/23/2019	3,975,940
300,000	Ecopetrol S.A.	5.88%		09/18/2023	318,750
2,607,000	Embotelladora Andina S.A.	5.00%		10/01/2023	2,706,343
382,600	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	374,558
1,267,355	ENA Norte Trust	4.95%		04/25/2023	1,276,860
2,200,000	ESAL GMBH	6.25%		02/05/2023	2,059,750
1,800,000	Export-Import Bank of India	4.00%		01/14/2023	1,786,154
485,000	FMG Resources Ltd.	4.75%	^	05/15/2022	469,844
500,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	478,164
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,000,000
400,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	386,604
1,300,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,256,463
300,000	Fresnillo PLC	5.50%		11/13/2023	310,500
800,000	Geopark Ltd.	6.50%		09/21/2024	771,448
1,700,000	Global Bank Corporation	5.13%		10/30/2019	1,716,660
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	976,000
1,500,000	Global Bank Corporation	4.50%		10/20/2021	1,464,000
2,600,000	Gohl Capital Ltd.	4.25%		01/24/2027	2,465,681
1,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,223,625
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	312,000
403,531	Guanay Finance Ltd.	6.00%		12/15/2020	406,558
715,000	GW Honos Security Corporation	8.75%	^	05/15/2025	732,875
410,000	Hulk Finance Corporation	7.00%	^	06/01/2026	393,600
800,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	788,019
300,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	313,539
3,300,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,485,909
900,000	Industrial Senior Trust	5.50%		11/01/2022	889,875
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	187,250
420,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	377,874
300,000	Inversiones CMPC S.A.	6.13%		11/05/2019	311,250
1,560,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,577,150
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	411,600
1,500,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	1,425,000
600,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	561,750
765,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	690,412
1,000,000	Latam Finance Ltd.	6.88%		04/11/2024	982,500
144,000	Magnesita Finance Ltd.	8.63%	†	07/30/2018	143,820
3,787,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,734,758
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	965,000
700,000	MARB BondCo PLC	6.88%		01/19/2025	667,188
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	406,500
435,000	MEG Energy Corporation	7.00%	^	03/31/2024	408,356
1,300,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	1,196,000
1,000,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	876,750
770,000	New Red Finance, Inc.	5.00%	^	10/15/2025	732,424
200,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	†Ω	07/30/2018	18,000
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	766,910
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	2,806,209
3,000,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	3,012,007
3,150,000	Pampa Energia S.A.	7.50%		01/24/2027	2,850,750
2,105,000	Panama Metro Line SP	0.00%	^	12/05/2022	1,890,816
2,100,000	Panama Metro Line SP	0.00%		12/05/2022	1,886,325
3,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	2,906,079
500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	464,375
2,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	1,936,422
300,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	297,077
1,500,000	PSA International Ltd.	3.88%		02/11/2021	1,524,455
3,300,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,428,056
900,000	SACI Falabella	3.75%		04/30/2023	881,541
1,000,000	Singtel Group Treasury	4.50%		09/08/2021	1,032,849
2,300,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,069,234
275,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	278,437
575,000	Superior Plus LP	7.00%	^	07/15/2026	581,469
1,500,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,487,376
485,000	Telesat LLC	8.88%	^	11/15/2024	520,163
4,200,000	Temasek Financial Ltd.	2.38%		01/23/2023	4,038,925
800,000	Tencent Holdings Ltd.	3.38%		05/02/2019	803,325
300,000	Tencent Holdings Ltd.	2.88%		02/11/2020	298,717
1,500,000	Tencent Holdings Ltd., (3 Month LIBOR USD + 0.61%)	2.96%	^	01/19/2023	1,498,621
710,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	727,750
375,000	Teva Pharmaceutical Finance B.V.	6.75%		03/01/2028	382,739
400,000	Transelec S.A.	4.63%		07/26/2023	410,412
1,400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,353,590
1,500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	1,526,250
400,000	Unifin Financiera S.A.B. de C.V., (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	359,204
500,000	Union Bank of the Philippines	3.37%		11/29/2022	475,903
1,500,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	1,500,305
2,400,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	2,357,753
3,000,000	UPL Corporation	3.25%		10/13/2021	2,908,368
1,100,000	Vedanta Resources PLC	6.13%		08/09/2024	969,564
300,000	VTR Finance B.V.	6.88%		01/15/2024	302,535
2,200,000	YPF S.A.	8.50%		07/28/2025	2,103,090
1,000,000	YPF S.A.	6.95%		07/21/2027	861,250

Total Foreign Corporate Bonds (Cost $171,782,744)					166,631,264

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.9%
2,800,000	Argentine Republic Government International Bond	6.88%		01/26/2027	2,474,500
700,000	Argentine Republic Government International Bond	5.88%		01/11/2028	570,937
1,100,000	Argentine Republic Government International Bond	6.63%		07/06/2028	930,875
2,500,000	Chile Government International Bond	3.13%		03/27/2025	2,418,750
2,200,000	Chile Government International Bond	3.13%		01/21/2026	2,110,900
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	874,000
2,700,000	Indonesia Government International Bond	4.88%		05/05/2021	2,781,670
1,400,000	Israel Government International Bond	4.00%		06/30/2022	1,439,770
1,500,000	Israel Government International Bond	3.15%		06/30/2023	1,485,954
1,200,000	Israel Government International Bond	2.88%		03/16/2026	1,142,025
3,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	2,864,460
250,000	Malaysia Sukuk Global BHD	3.18%		04/27/2026	237,288
700,000	Mexico Government International Bond	4.00%		10/02/2023	703,412
800,000	Mexico Government International Bond	4.15%		03/28/2027	789,600
700,000	Mexico Government International Bond	3.75%		01/11/2028	662,725
2,000,000	Panama Government International Bond	5.20%		01/30/2020	2,072,500
1,900,000	Panama Government International Bond	4.00%		09/22/2024	1,919,000
600,000	Panama Government International Bond	3.88%		03/17/2028	591,000
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	965,000
1,700,000	Perusahaan Penerbit	4.15%	^	03/29/2027	1,640,500
1,700,000	Philippine Government International Bond	4.00%		01/15/2021	1,723,336
3,800,000	Philippine Government International Bond	4.20%		01/21/2024	3,885,337
2,200,000	Provincia de Buenos Aires	7.88%		06/15/2027	1,936,000
1,300,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,347,086

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $39,338,433)					37,566,625

Non-Agency Commercial Mortgage Backed Obligations - 9.1%
916,000	20 Times Square Trust, Series 2018-20TS-F	3.20%	^	05/15/2035	856,288
916,000	20 Times Square Trust, Series 2018-20TS-G	3.20%	^	05/15/2035	838,018
159,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	168,547
2,326,000	AREIT Trust, Series 2018-CRE1-AS, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	02/15/2035	2,329,489
1,524,000	AREIT Trust, Series 2018-CRE1-B, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.72%	^	02/15/2035	1,530,664
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	1,531,476
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	1,907,329
25,568,153	BANK, Series 2017-BNK5-XA	1.24%	#I/O	06/15/2060	1,739,212
45,187,757	BANK, Series 2018-BNK11-XA	0.65%	#I/O	03/15/2061	1,780,547
1,259,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E, (1 Month LIBOR USD + 3.75%, 2.56% Floor)	5.82%	^	08/15/2027	1,264,546
11,300,460	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.69%	#I/O	02/15/2050	1,105,440
203,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C, (1 Month LIBOR USD + 1.20%)	3.27%	^	08/15/2036	203,214
231,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D, (1 Month LIBOR USD + 1.70%)	3.77%	^	08/15/2036	231,253
485,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E, (1 Month LIBOR USD + 2.50%)	4.57%	^	08/15/2036	487,302
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F, (1 Month LIBOR USD + 3.50%)	5.57%	^	08/15/2036	468,124
1,430,000	BBCMS Mortgage Trust, Series 2017-GLKS-E, (1 Month LIBOR USD + 2.85%, 2.75% Floor)	4.92%	^	11/15/2034	1,431,948
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E, (1 Month LIBOR USD + 2.44%)	4.51%	^	03/15/2037	962,801
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	1,309,338
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	229,617
794,000	Bsprt Issuer Ltd., Series 2017-FL1-B, (1 Month LIBOR USD + 2.40%)	4.47%	^	06/15/2027	798,065
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D, (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.39%	^	03/15/2037	485,491
479,318	BX Trust, Series 2017-APPL-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.12%	^	07/15/2034	481,776
742,491	BX Trust, Series 2017-APPL-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	07/15/2034	748,435
508,000	BX Trust, Series 2017-SLCT-D, (1 Month LIBOR USD + 2.05%)	4.12%	^	07/15/2034	509,113
836,000	BX Trust, Series 2017-SLCT-E, (1 Month LIBOR USD + 3.15%)	5.22%	^	07/15/2034	840,448
1,914,000	BX Trust, Series 2018-BIOA-E, (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.02%	^	03/15/2037	1,908,535
611,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.87%	^	05/15/2035	612,458
611,000	BX Trust, Series 2018-GW, (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.32%	^	05/15/2035	613,203
611,000	BX Trust, Series 2018-GW-G, (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.82%	^	05/15/2035	613,791
1,788,000	BX Trust, Series 2018-MCSF, (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.72%	^	04/15/2035	1,776,324
13,206,523	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.19%	# I/O	02/10/2050	907,632
7,503,625	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.90%	# I/O	05/10/2058	758,018
9,631,227	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.83%	# I/O	06/15/2050	997,187
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	# ^I/O	02/15/2033	1,503,729
563,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	07/15/2032	564,285
788,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E, (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.22%	^	07/15/2032	787,576
1,711,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D, (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.37%	^	02/15/2037	1,718,670
44,178,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-XCP	1.04%	# ^I/O	02/15/2037	496,724
940,000	CHT Mortgage Trust, Series 2017-CSMO-E, (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.07%	^	11/15/2036	947,303
501,000	CHT Mortgage Trust, Series 2017-CSMO-F, (1 Month LIBOR USD + 3.74%, 3.80% Floor)	5.81%	^	11/15/2036	505,949
81,728	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	81,614
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	5.00%	# ^	05/10/2047	87,338
1,815,307	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.18%	# I/O	10/10/2047	94,372
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	173,403
3,296,400	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.16%	# I/O	07/10/2049	382,267
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E, (1 Month LIBOR USD + 2.80%, 2.90% Floor)	4.87%	^	12/15/2036	534,428
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F, (1 Month LIBOR USD + 3.65%, 3.75% Floor)	5.72%	^	12/15/2036	1,049,762
571,000	CLNS Trust, Series 2017-IKPR-D, (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.10%	^	06/11/2032	572,375
571,000	CLNS Trust, Series 2017-IKPR-E, (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.55%	^	06/11/2032	574,131
571,000	CLNS Trust, Series 2017-IKPR-F, (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.55%	^	06/11/2032	576,103
484,348	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	486,508
440,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	# ^	10/15/2045	398,120
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.73%	# ^	10/15/2045	611,646
2,836,345	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.95%	# I/O	08/10/2046	81,629
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.33%	# ^	08/10/2050	1,895,460
1,565,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.29%	# ^	08/10/2046	1,512,149
1,269,284	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.24%	# I/O	05/10/2047	53,114
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.87%	#	08/10/2047	99,347
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.65%	#	11/10/2047	123,874
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	# ^	03/10/2048	313,978
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.39%	#	05/10/2048	247,254
8,137,205	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.29%	# I/O	10/10/2048	454,571
2,419,725	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.28%	# I/O	02/10/2048	119,822
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.45%	#	07/10/2048	799,997
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.80%	#	10/10/2048	403,656
3,572,937	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.21%	# I/O	02/10/2049	213,924
13,262,962	Commercial Pass-Through Certificates, Series 2015-CR25-XA	1.08%	# I/O	08/10/2048	650,405
13,335,451	Commercial Pass-Through Certificates, Series 2015-LC21-XA	0.98%	# I/O	07/10/2048	488,604
303,106	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	307,561
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.70%	# ^I/O	09/15/2037	64,519
2,675,490	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	1.07%	# I/O	04/15/2050	119,501
1,229,000	CSMC Trust, Series 2017-CHOP-E, (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.37%	^	07/15/2032	1,235,477
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F, (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.35%	^	06/15/2033	1,890,537
1,885,000	DBGS Mortgage Trust, Series 2018-BIOD-C, (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.85%	^	05/15/2035	1,868,131
454,459	FORT LLC, Series 2016-1A-B, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.84%	^	05/21/2036	456,566
363,600	FREMF Mortgage Trust, Series 2016-KF22-B, (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.05%	^	07/25/2023	366,882
161,659	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	160,439
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	406,233
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	# ^	12/10/2041	552,660
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	100,512
424,000	Great Wolf Trust, Series 2017-WOLF-D, (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.32%	^	09/15/2034	425,605
657,000	Great Wolf Trust, Series 2017-WOLF-E, (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.32%	^	09/15/2034	661,037
350,000	Great Wolf Trust, Series 2017-WOLF-F, (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.29%	^	09/15/2034	352,521
2,937,083	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.69%	# I/O	02/10/2046	162,336
3,088,204	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.17%	# I/O	04/10/2047	133,782
8,977,331	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.95%	# I/O	09/10/2047	319,499
257,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.22%	# ^	07/10/2046	236,046
7,361,851	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.96%	# I/O	11/10/2048	353,205
7,374,609	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.81%	# I/O	05/10/2049	680,832
1,056,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D, (1 Month LIBOR USD + 3.75%)	5.82%	^	08/15/2032	1,061,577
1,263,000	Hunt Ltd., Series 2017-FL1-C, (1 Month LIBOR USD + 2.40%)	4.47%	^	08/15/2034	1,273,107
556,000	IMT Trust, Series 2017-APTS-EFL, (1 Month LIBOR USD + 2.15%)	4.22%	^	06/15/2034	556,100
556,000	IMT Trust, Series 2017-APTS-FFL, (1 Month LIBOR USD + 2.85%)	4.92%	^	06/15/2034	557,592
114,608	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	114,708
415,932	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.11%	#	02/15/2051	415,127
157,703	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	157,799
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	99,879
322,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B, (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.07%	^	06/15/2032	322,278
243,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	06/15/2032	243,934
786,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D, (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.97%	^	06/15/2032	784,105
340,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.30%	^	07/15/2034	340,669
320,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.00%	^	07/15/2034	321,252
283,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E, (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.00%	^	07/15/2034	284,668
398,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F, (1 Month LIBOR USD + 3.75%, 3.75% Floor)	5.80%	^	07/15/2034	400,842
630,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.60%	^	06/15/2032	631,647
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D, (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.10%	^	06/15/2032	250,636
80,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E, (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.00%	^	06/15/2032	80,197
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	417,887
1,266,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,262,676
266,021	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	6.16%	#	06/15/2049	268,665
109,225	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	109,332
543,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	539,498
929,050	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C, (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.92%	^	05/15/2028	930,218
1,476,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.90%	# ^ Þ	01/15/2049	1,038,255
883,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	874,870
399,106	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	10/15/2034	399,689
225,112	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C, (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.82%	^	10/15/2034	225,665
6,388,383	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.94%	# I/O	12/15/2049	267,499
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	# ^	10/05/2031	1,394,686
1,955,550	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.10%	# I/O	02/15/2047	74,516
1,190,224	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.19%	# I/O	08/15/2047	57,534
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.60%	#	09/15/2047	100,499
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59%	#	11/15/2047	148,114
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.57%	#	01/15/2048	418,132
6,500,255	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.97%	# I/O	05/15/2048	209,869
5,602,323	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.12%	# I/O	08/15/2048	273,026
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77%	#	12/15/2048	471,898
9,198,796	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.96%	#I/O	12/15/2049	503,646
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,452,390
4,281,146	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	2.10%	#^I/O	03/10/2049	303,313
16,783,478	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.39%	#^I/O	03/10/2050	806,975
57,824	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.99%	#	06/12/2050	57,888
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	96,744
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	474,979
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61%	#	02/15/2048	491,813
1,664,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	1,339,863
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.30%	#	03/15/2048	172,156
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.27%	#	07/15/2050	347,033
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	443,019
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.68%	#	12/15/2047	264,322
2,000,000	Morgan Stanley Capital Trust, Series 2007-IQ15-B	6.28%	#^	06/11/2049	2,016,725
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	394,971
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	590,147
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	450,077
679,000	Morgan Stanley Capital Trust, Series 2017-CLS-E, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.02%	^	11/15/2034	679,482
755,000	Morgan Stanley Capital Trust, Series 2017-CLS-F, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.67%	^	11/15/2034	755,720
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	147,855
11,406,745	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.95%	#I/O	12/15/2049	538,316
1,139,973	Motel 6 Trust, Series 2017-MTL6-D, (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.22%	^	08/15/2034	1,144,439
577,417	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	575,861
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.12%	^	06/15/2035	1,919,157
116,519,494	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.00%	#^I/O	06/15/2021	1,736,840
907,578	PFP Ltd., Series 2017-4-C, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.32%	^	07/14/2035	909,846
1,194,000	RAIT Trust, Series 2017-FL7-B, (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.67%	^	06/15/2037	1,194,511
931,249	Resource Capital Ltd., Series 2017-CRE5-B, (1 Month LIBOR USD + 2.00%)	4.07%	^	07/15/2034	931,287
1,290,223	RRX Trust, Series 2014-1A-A	0.00%	^P/O	08/26/2044	1,294,340
1,470,625	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.23%	^	11/11/2034	1,475,910
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86%	#	02/15/2051	1,078,055
16,011,404	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.05%	#I/O	02/15/2051	1,059,031
931,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.25%	#^	01/10/2045	976,616
536,027	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.36%	#	05/15/2043	534,654
155,532	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.20%	#	06/15/2045	157,093
843,923	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AJ	5.66%	#	04/15/2047	847,637
203,051	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.21%	#	02/15/2051	206,776
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	412,881
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	186,589
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.27%	#	05/15/2048	382,314
10,660,464	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.09%	#I/O	09/15/2058	562,746
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76%	#	11/15/2048	538,322
5,863,809	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.24%	#I/O	11/15/2048	353,330
2,670,584	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.30%	#I/O	05/15/2048	139,106
8,786,544	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.90%	#I/O	07/15/2058	309,300
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.75%	#	12/15/2048	411,284
2,721,482	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.96%	#I/O	03/15/2059	258,492
15,643,545	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.23%	#I/O	07/15/2050	1,121,533
3,120,232	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.72%	#I/O	01/15/2060	295,863
569,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C, (1 Month LIBOR USD + 1.20%, 1.20% Floor)	3.40%	^	12/15/2034	569,476
342,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.85%	^	12/15/2034	342,525
1,063,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.45%	^	12/15/2034	1,064,743
1,052,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E, (1 Month LIBOR USD + 2.16%)	4.23%	^	12/15/2036	1,049,873
3,974,213	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.23%	#I/O	08/15/2047	186,754
4,996,057	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.79%	#I/O	11/15/2049	453,657

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $120,995,650)					118,270,517

Non-Agency Residential Collateralized Mortgage Obligations - 19.8%
4,931,892	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A, (1 Month LIBOR USD + 0.09%, 0.09% Floor)	2.18%		01/25/2037	3,636,407
3,404,762	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	§^	07/25/2047	3,422,755
3,062,848	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	§^	10/25/2057	3,077,668
6,401,544	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	§^	07/25/2060	6,307,122
7,892,735	APS Resecuritization Trust, Series 2015-3-1MZ, (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.31%	^Þ	10/27/2046	6,669,588
750,000	Banc of America Funding Corporation, Series 2005-B-3M1, (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	2.76%		04/20/2035	715,265
15,000,000	Bayview Opportunity Master Fund Trust, Series 2018-SBR4 A1	4.38%	§^	06/28/2033	15,036,900
1,539,301	Bear Stearns Alt-A Trust, Series 2006-4-22A1	4.02%	#	08/25/2036	1,395,356
3,101,587	Bear Stearns ARM Trust, Series 2006-2-2A1	3.99%	#	07/25/2036	2,816,206
3,087,284	Chase Mortgage Finance Trust, Series 2007-S4-A4, (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.69%		06/25/2037	1,692,147
8,728,578	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	7,697,233
8,106,074	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	7,364,805
7,210,873	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	6,664,451
4,800,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A, (1 Month LIBOR USD + 2.75%)	4.71%	^	05/25/2023	4,817,915
13,420,000	CIM Trust, Series 2017-3RR-B2	12.31%	#^Þ	01/27/2057	14,114,320
3,792,343	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%	^	09/25/2036	3,668,747
6,931,734	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.34%		09/25/2036	6,702,825
10,727,528	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	10,418,480
1,567,555	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,502,828
580,426	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	548,053
752,588	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	505,745
536,647	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	486,481
774,182	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	650,234
580,638	Countrywide Home Loans, Series 2005-HYB9-3A2A, (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	3.46%		02/20/2036	515,340
445,724	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	405,471
1,058,325	Countrywide Home Loans, Series 2007-HY1-1A1	3.75%	#	04/25/2037	1,047,939
417,200	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	ß	09/25/2036	252,298
789,453	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	666,428
402,586	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	361,974
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.33%	#^	07/27/2036	1,510,519
324,232	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.65%	#^	11/27/2037	327,457
3,947,825	Credit Suisse Mortgage Trust, Series 2017-1A-A	4.50%	^	03/25/2021	3,983,721
6,462,050	CSMC Trust, Series 2017-12R-A1 (1 Month LIBOR USD + 1.45%, 1.00% Floor)	3.36%	^	10/25/2046	6,540,965
223,511	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.83%	#^Þ	07/27/2037	200,338
451,601	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	429,986
14,497,075	GCAT LLC, Series 2018-1-A1	3.84%	§^	06/25/2048	14,523,715
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C, (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.36%		02/25/2037	967,922
2,669,419	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	3.98%	#	08/25/2034	2,643,046
2,469,838	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.59%	#	08/25/2036	2,244,444
15,257,800	IndyMac Mortgage Loan Trust, Series 2007-FLX6-1A1, (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.34%		09/25/2037	14,668,037
671,970	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	545,994
997,084	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.67%	#	04/25/2037	941,746
198,586	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	172,256
10,488,153	Lehman XS Trust, Series 2006-GP3-1A1, (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.29%		06/25/2046	10,144,213
207,511	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.77%		04/25/2036	191,078
406,428	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	321,575
900,608	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	728,064
191,255	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	182,075
135,360	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	135,843
502,520	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.57%	#	02/25/2036	450,965
690,180	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	483,174
10,595,685	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B, (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.42%	^Þ	12/26/2046	9,285,137
5,034,502	New Century Home Equity Loan Trust, Series 2006-1-A2B, (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.27%		05/25/2036	4,733,095
4,836,226	Pretium Mortgage Credit Partners LLC, Series 2017-NPL2-A1	3.25%	§^	03/28/2057	4,830,068
2,444,153	PRPM LLC, Series 2017-1A-A1	4.25%	§^	01/25/2022	2,449,310
8,067,733	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	8,062,137
307,989	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	288,985
659,365	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	630,378
2,219,000	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,705,656
460,225	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	345,095
7,428,467	RFMSI Trust, Series 2006-S8-A10	6.00%		09/25/2036	7,034,787
7,254,650	Soundview Home Loan Trust, Series 2007-OPT1-2A2, (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.24%		06/25/2037	5,277,453
3,551,906	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.75%		12/25/2035	3,418,023
8,882,339	Structured Asset Securities Corporation, Series 2007-RF1-1A, (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.28%	^	03/25/2037	7,983,250
13,902,420	TBW Mortgage Backed Pass Through, Series 2006-3-4A1, (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.49%		07/25/2036	2,188,911
13,902,510	TBW Mortgage Backed Pass Through, Series 2006-3-4A3, (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.01%	I/FI/O	07/25/2036	2,866,336
1,997,370	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	1,960,765
2,653,392	Verus Securitization, Series 2017-1A-A3	3.72%	#^	01/25/2047	2,672,671
745,732	VOLT LLC, Series 2017-NPL1-A1	3.50%	§^	02/25/2047	747,517
4,426,032	VOLT LLC, Series 2017-NPL7-A1	3.25%	§^	06/25/2047	4,412,404
7,806,082	VOLT LLC, Series 2017-NPL8-A1	3.13%	§^	06/25/2047	7,771,152
1,145,755	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,114,942
805,872	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	797,277
164,086	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	162,256
94,313	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	93,987

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $258,154,624)					256,329,706

US Corporate Bonds - 5.5%
810,000	AK Steel Corporation	6.38%		10/15/2025	757,350
225,000	Albertsons Cos, Inc., (3 Month LIBOR USD + 3.75%)	6.09%	^	01/15/2024	226,125
550,000	Albertson’s Holdings LLC	5.75%		03/15/2025	489,500
705,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	729,587
750,000	Altice US Finance Corporation	5.38%	^	07/15/2023	748,125
615,000	AMC Merger, Inc.	8.00%	^	05/15/2025	513,525
615,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	631,912
410,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	400,775
585,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	395,635
650,000	Ascend Learning LLC	6.88%	^	08/01/2025	657,312
960,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	926,400
365,000	Avantor, Inc.	9.00%	^	10/01/2025	368,723
780,000	B&G Foods, Inc.	5.25%		04/01/2025	737,100
780,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	725,400
685,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	730,484
165,000	Boyd Gaming Corporation	6.00%	^	08/15/2026	163,556
725,000	Boyne USA, Inc.	7.25%	^	05/01/2025	759,437
740,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	724,275
350,000	Calfrac Holdings LP	8.50%	^	06/15/2026	352,187
265,000	Calpine Corporation	5.75%		01/15/2025	242,972
315,000	CB Escrow Corporation	8.00%	^	10/15/2025	295,312
370,000	CCO Holdings LLC	5.75%	^	02/15/2026	364,450
395,000	CCO Holdings LLC	5.00%	^	02/01/2028	363,400
180,000	CDK Global, Inc.	5.88%		06/15/2026	184,275
565,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	480,250
615,000	Centene Corporation	4.75%		01/15/2025	613,462
75,000	Centene Corporation	5.38%	^	06/01/2026	76,172
760,000	Cheniere Energy Partners LP	5.25%	^	10/01/2025	743,242
510,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	467,925
765,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	745,875
715,000	CommScope Technologies Finance LLC	6.00%	^	06/15/2025	733,769
405,000	CommScope, Inc.	5.00%	^	06/15/2021	406,519
385,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	368,156
385,000	Coty, Inc.	6.50%	^	04/15/2026	370,322
765,000	CRC Issuer LLC	5.25%	^	10/15/2025	725,794
390,000	CSC Holdings LLC	5.25%		06/01/2024	369,525
370,000	CSI Compressco LP	7.50%	^	04/01/2025	373,237
380,000	Dana Financing Ltd.	5.75%	^	04/15/2025	375,250
365,000	DJO Finance, LLC	8.13%	^	06/15/2021	371,278
295,000	EES Finance Corporation	8.13%		05/01/2025	311,962
630,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	633,937
390,000	Embarq Corporation	8.00%		06/01/2036	370,012
795,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	838,626
475,000	EP Energy LLC	9.38%	^	05/01/2024	391,875
145,000	EP Energy LLC	7.75%	^	05/15/2026	148,625
756,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	731,430
400,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	383,524
410,000	First Data Corporation	7.00%	^	12/01/2023	428,073
415,000	First Data Corporation	5.75%	^	01/15/2024	416,286
745,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	720,787
125,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	124,825
430,000	Foresight Energy LLC	11.50%	^	04/01/2023	382,700
160,000	Frontier Communications Corporation	8.50%		04/15/2020	163,902
200,000	Frontier Communications Corporation	8.50%	^	04/01/2026	193,750
737,000	FTS International, Inc.	6.25%		05/01/2022	747,097
680,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	760,665
280,000	GLP Capital LP	5.38%		04/15/2026	277,900
330,000	GLP Capital LP	5.75%		06/01/2028	334,125
540,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	541,447
725,000	GTT Communications, Inc.	7.88%	^	12/31/2024	721,375
750,000	Gulfport Energy Corporation	6.38%		05/15/2025	732,187
745,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	746,862
185,000	Hexion Finance Corporation	6.63%		04/15/2020	173,696
575,000	Hexion, Inc.	10.38%	^	02/01/2022	566,375
380,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	362,425
710,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	725,975
445,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	446,669
425,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	413,312
720,000	Informatica LLC	7.13%	^	07/15/2023	730,958
775,000	IRB Holding Corporation	6.75%	^	02/15/2026	742,062
335,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	361,800
650,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	659,750
15,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	15,225
260,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	245,947
400,000	Jeld-Wen, Inc.	4.63%	^	12/15/2025	382,000
395,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	378,212
180,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	186,975
300,000	Level 3 Communications, Inc.	5.75%		12/01/2022	300,750
595,000	Level 3 Financing, Inc.	5.38%		01/15/2024	584,588
205,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	203,975
640,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	668,800
815,000	Match Group, Inc.	5.00%	^	12/15/2027	759,988
175,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	169,313
575,000	Matthews International Corporation	5.25%	^	12/01/2025	552,000
830,000	MGM Growth Properties LP	4.50%		01/15/2028	757,375
365,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	358,032
780,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	801,450
85,000	MPT Operating Partnership LP	5.25%		08/01/2026	83,725
695,000	MPT Operating Partnership LP	5.00%		10/15/2027	665,463
395,000	Nabors Industries, Inc.	5.75%	^	02/01/2025	374,263
730,000	Navient Corporation	6.50%		06/15/2022	748,250
800,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	751,000
725,000	NFP Corporation	6.88%	^	07/15/2025	714,125
315,000	NGL Energy Finance Corporation	7.50%		11/01/2023	319,331
180,000	Noble Holding International Ltd.	7.88%	^	02/01/2026	185,625
765,000	NVA Holdings, Inc.	6.88%	^	04/01/2026	764,044
205,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	210,125
340,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	346,800
740,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	752,025
125,000	PetSmart, Inc.	5.88%	^	06/01/2025	96,563
755,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	726,688
285,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	#^	12/01/2022	294,975
545,000	Post Holdings, Inc.	5.50%	^	03/01/2025	533,419
535,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	572,450
330,000	QEP Resources, Inc.	5.25%		05/01/2023	324,225
410,000	QEP Resources, Inc.	5.63%		03/01/2026	393,088
120,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	115,800
290,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	266,075
585,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	556,774
340,000	Sanchez Energy Corporation	6.13%		01/15/2023	232,050
540,000	Select Medical Corporation	6.38%		06/01/2021	549,383
394,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	380,210
750,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	730,650
370,000	Solera Finance, Inc.	10.50%	^	03/01/2024	412,783
360,000	Springleaf Finance Corporation	6.88%		03/15/2025	358,200
235,000	Springleaf Finance Corporation	7.13%		03/15/2026	234,413
320,000	Sprint Capital Corporation	6.88%		11/15/2028	308,000
465,000	Sprint Corporation	7.13%		06/15/2024	470,622
720,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	736,200
400,000	Sunoco LP	5.50%	^	02/15/2026	380,000
430,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	377,325
395,000	Targa Resources Partners Finance Corporation	5.88%	^	04/15/2026	398,456
830,000	Team Health Holdings, Inc.	6.38%	^	02/01/2025	717,950
795,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	765,188
765,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	742,050
390,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	377,325
745,000	THC Escrow Corporation	7.00%	^	08/01/2025	742,206
375,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	364,688
405,000	T-Mobile USA, Inc.	4.50%		02/01/2026	378,675
325,000	TransDigm PLC	6.88%	^	05/15/2026	330,281
555,000	TransDigm, Inc.	6.38%		06/15/2026	552,225
195,000	Transocean Guardian Ltd.	5.88%	^	01/15/2024	194,025
476,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	482,545
285,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	278,588
780,000	Triumph Group, Inc.	7.75%		08/15/2025	774,150
490,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	490,613
590,000	USA Compression Partners LP	6.88%	^	04/01/2026	612,863
210,000	Valeant Pharmaceuticals International, Inc.	7.00%	^	03/15/2024	220,435
345,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	359,231
125,000	Valeant Pharmaceuticals International, Inc.	8.50%	^	01/31/2027	127,188
765,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	724,838
250,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	231,875
660,000	Vizient, Inc.	10.38%	^	03/01/2024	730,950
340,000	Wand Merger Corporation	8.13%	^	07/15/2023	345,525
410,000	Waste Pro, Inc.	5.50%	^	02/15/2026	395,138
380,000	Weatherford International Ltd.	9.88%		02/15/2024	385,578
475,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	473,813
745,000	Whiting Petroleum Corporation	6.63%	^	01/15/2026	769,213
335,000	Xerium Technologies, Inc.	9.50%		08/15/2021	353,844

Total US Corporate Bonds (Cost $72,147,891)					70,642,342

US Government and Agency Mortgage Backed Obligations - 0.5%
3,117,995	Federal Home Loan Mortgage Corporation, Series 3926-HS, (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.38%	I/FI/O	09/15/2041	408,032
570,980	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	566,931
690,021	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	671,934
6,411,582	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.44%	#I/O	03/25/2023	318,870
1,152,910	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,135,691
131,560,619	Government National Mortgage Association, Series 2013-155	0.23%	#I/O	09/16/2053	3,082,097

Total US Government and Agency Mortgage Backed Obligations (Cost $6,436,188)					6,183,555

US Government and Agency Obligations - 4.3%
56,418,494	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	55,565,055

Total US Government and Agency Obligations (Cost $56,555,532)					55,565,055

Affiliated Mutual Funds - 4.9%
6,162,337	DoubleLine Global Bond Fund (Class I)				63,040,705

Total Affiliated Mutual Funds (Cost $63,150,000)					63,040,705

Exchange Traded Funds and Common Stocks - 0.0%
5,568	Frontera Energy Corporation *				80,881
756	SandRidge Energy, Inc. *				13,411

Total Exchange Traded Funds and Common Stocks (Cost $498,091)					94,292

Short Term Investments - 10.4%
44,992,130	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		44,992,130
44,992,130	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		44,992,130
44,992,130	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		44,992,130

Total Short Term Investments (Cost $134,976,390)					134,976,390

Total Investments - 102.5% (Cost $1,339,631,717)					1,325,210,181
Liabilities in Excess of Other Assets - (2.5)%					(31,819,928)

NET ASSETS - 100.0%					$1,293,390,253

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $570,362,425 or 44.1% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

±	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of June 30, 2018.

†	Perpetual Maturity

I/O	Interest only security

P/O	Principal only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At June 30, 2018, the value of these securities amounted to $508,219 or 0.0% of net assets.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

ß	The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of June 30, 2018.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

Þ	Value determined using significant unobservable inputs.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	19.8%
Collateralized Loan Obligations	16.3%
Foreign Corporate Bonds	12.9%
Short Term Investments	10.4%
Bank Loans	10.1%
Non-Agency Commercial Mortgage Backed Obligations	9.1%
Asset Backed Obligations	5.8%
US Corporate Bonds	5.5%
Affiliated Mutual Funds	4.9%
US Government and Agency Obligations	4.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.9%
US Government and Agency Mortgage Backed Obligations	0.5%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	(2.5)%

	100.0%

~	Represents less than 0.05% of net assets.

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	19.8%
Collateralized Loan Obligations	16.3%
Short Term Investments	10.4%
Non-Agency Commercial Mortgage Backed Obligations	9.1%
Asset Backed Obligations	5.8%
Affiliated Mutual Funds	4.9%
Energy	4.7%
Banking	4.4%
US Government and Agency Obligations	4.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.9%
Telecommunications	2.0%
Healthcare	1.9%
Business Equipment and Services	1.4%
Electronics/Electric	1.4%
Transportation	1.2%
Media	0.9%
Technology	0.8%
Leisure	0.7%
Consumer Products	0.7%
Industrial Equipment	0.7%
Finance	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Utilities	0.6%
Containers and Glass Products	0.6%
Insurance	0.5%
Automotive	0.5%
US Government and Agency Mortgage Backed Obligations	0.5%
Chemicals/Plastics	0.4%
Aerospace & Defense	0.4%
Retailers (other than Food/Drug)	0.4%
Building and Development (including Steel/Metals)	0.4%
Mining	0.3%
Food Products	0.3%
Food Service	0.3%
Pulp & Paper	0.3%
Pharmaceuticals	0.3%
Construction	0.2%
Conglomerates	0.2%
Commercial Services	0.2%
Environmental Control	0.1%
Real Estate	0.1%
Food/Drug Retailers	0.1%
Cosmetics/Toiletries	0.1%
Beverage and Tobacco	0.0%	~
Chemical Products	0.0%	~
Other Assets and Liabilities	(2.5)%

	100.0%

~	Represents less than 0.05% of net assets.

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Global Bond Fund (Class I)	$44,125,249	$21,100,000	$-	6,162,337	$63,040,705	$(2,184,544)	$284,982	$-

	$44,125,249	$21,100,000	$-	6,162,337	$63,040,705	$(2,184,544)	$284,982	$-

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 75.7%
Brazil - 0.5%
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	206,600
800,000	JBS Investments GMBH	7.75%		10/28/2020	817,000
600,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	54,000

					1,077,600

Chile - 8.3%
4,800,000	Banco del Estado de Chile	3.88%		02/08/2022	4,796,035
200,000	Banco Santander	2.50%	^	12/15/2020	195,006
600,000	Banco Santander	3.88%		09/20/2022	598,056
600,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	614,856
1,400,000	Corpbanca S.A.	3.88%		09/22/2019	1,406,703
2,245,000	ECL S.A.	5.63%		01/15/2021	2,327,723
1,501,133	Guanay Finance Ltd.	6.00%		12/15/2020	1,512,391
2,620,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,648,804
400,000	SACI Falabella	3.75%		04/30/2023	391,796
2,120,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,102,158

					16,593,528

China - 10.2%
1,500,000	Alibaba Group Holding Ltd.	2.50%		11/28/2019	1,490,252
300,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	297,241
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,457,923
1,080,000	CNOOC Finance Ltd.	3.88%		05/02/2022	1,087,654
3,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	2,989,203
2,200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	2,221,624
1,020,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	1,011,418
2,426,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	2,391,207
900,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	859,709
200,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	191,046
200,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	195,146
500,000	Tencent Holdings Ltd.	3.38%		05/02/2019	502,078
3,600,000	Tencent Holdings Ltd.	2.88%		02/11/2020	3,584,601

					20,279,102

Colombia - 4.0%
2,400,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,460,000
1,200,000	Oleoducto Central S.A.	4.00%		05/07/2021	1,194,120
4,200,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	4,273,500

					7,927,620

Costa Rica - 1.0%
1,200,000	Banco de Costa Rica	5.25%		08/12/2018	1,201,440
720,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	721,800

					1,923,240

Guatemala - 0.8%
1,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,519,140

					1,519,140

Hong Kong - 2.4%
2,600,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,535,636
2,300,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,243,062

					4,778,698

India - 13.8%
4,200,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	4,153,632
3,270,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	3,322,287
1,800,000	Bharti Airtel Ltd.	5.13%		03/11/2023	1,782,301
200,000	Export-Import Bank of India	2.75%		04/01/2020	196,626
1,500,000	Export-Import Bank of India	3.13%		07/20/2021	1,464,900
3,360,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,511,637
2,760,000	Oil India Ltd.	3.88%		04/17/2019	2,767,502
3,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	2,994,450
2,020,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,936,447
3,600,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,660,508
1,250,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,298,506
400,000	UPL Corporation	3.25%		10/13/2021	387,782

					27,476,578

Israel - 1.5%
2,976,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,975,673

					2,975,673

Jamaica - 0.3%
900,000	Digicel Ltd.	8.25%		09/30/2020	682,875

					682,875

Malaysia - 6.2%
4,300,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,281,510
900,000	IOI Investment BHD	4.38%		06/27/2022	903,394
2,500,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,465,512
4,720,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	4,674,018

					12,324,434

Mexico - 7.1%
500,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	514,220
3,900,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	3,839,080
400,000	Banco Santander	4.13%		11/09/2022	394,600
4,600,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	4,640,250
100,000	BBVA Bancomer S.A.	0.00%		04/22/2020	104,875
500,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	511,318
1,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	1,016,250
200,000	Fresnillo PLC	5.50%		11/13/2023	207,000
2,500,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	2,570,341
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	390,000

					14,187,934

Panama - 4.6%
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,980,000
3,210,632	ENA Norte Trust	4.95%		04/25/2023	3,234,711
600,000	Global Bank Corporation	5.13%		10/30/2019	605,880
2,200,000	Panama Metro Line SP	0.00%	^	12/05/2022	1,976,150
1,600,000	Panama Metro Line SP	0.00%		12/05/2022	1,437,200

					9,233,941

Peru - 4.0%
3,000,000	Banco de Credito del Peru	5.38%		09/16/2020	3,123,000
3,600,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	3,762,000
1,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,028,750
110,463	Interoceanica Finance Ltd.	0.00%		11/30/2018	109,013

					8,022,763

Philippines - 1.9%
1,875,000	BDO Unibank, Inc.	2.63%		10/24/2021	1,807,007
1,050,000	BDO Unibank, Inc.	2.95%		03/06/2023	994,784
1,000,000	Union Bank of the Philippines	3.37%		11/29/2022	951,806

					3,753,597

Singapore - 9.1%
4,000,000	DBS Group Holdings Ltd., (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,828,188
4,500,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	4,518,011
2,300,000	PSA International Ltd.	4.63%		09/11/2019	2,344,689
100,000	PSA International Ltd.	3.88%		02/11/2021	101,630
1,500,000	SP PowerAssets Ltd.	2.70%		09/14/2022	1,461,868
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	961,649
2,400,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	2,400,487
2,400,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	2,357,753
200,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	191,572

					18,165,847

Total Foreign Corporate Bonds (Cost $154,617,997)					150,922,570

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 21.6%
Chile - 3.9%
6,800,000	Chile Government International Bond	2.25%		10/30/2022	6,490,600
1,240,000	Chile International Government Bond	3.25%		09/14/2021	1,239,845

					7,730,445

Costa Rica - 0.7%
1,380,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,507,650

					1,507,650

Dominican Republic - 1.4%
2,600,000	Dominican Republic International Bond	7.50%		05/06/2021	2,731,950

					2,731,950

Indonesia - 3.5%
660,000	Indonesia Government International Bond	6.13%		03/15/2019	675,345
3,000,000	Indonesia Government International Bond	4.88%		05/05/2021	3,090,744
3,360,000	Indonesia Government International Bond	3.70%		01/08/2022	3,329,011

					7,095,100

Israel - 1.8%
3,500,000	Israel Government International Bond	4.00%		06/30/2022	3,599,424

					3,599,424

Malaysia - 1.4%
2,625,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	2,720,078

					2,720,078

Mexico - 1.0%
2,000,000	Mexico Government International Bond	3.63%		03/15/2022	2,006,180

					2,006,180

Panama - 2.1%
4,000,000	Panama Government International Bond	5.20%		01/30/2020	4,145,000

					4,145,000

Philippines - 3.6%
7,000,000	Philippine Government International Bond	4.00%		01/15/2021	7,096,089

					7,096,089

Poland - 2.2%
4,200,000	Republic of Poland Government International Bond	5.13%		04/21/2021	4,415,712

					4,415,712

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $44,158,755)					43,047,628

Short Term Investments - 1.7%
1,100,117	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		1,100,117
1,100,117	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		1,100,117
1,100,117	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		1,100,117

Total Short Term Investments (Cost $3,300,351)					3,300,351

Exchange Traded Funds and Common Stocks - 0.2%
25,468	Frontera Energy Corporation *				369,927

Total Exchange Traded Funds and Common Stocks (Cost $2,337,448)					369,927

Total Investments - 99.2% (Cost $204,414,551)					197,640,476
Other Assets in Excess of Liabilities - 0.8%					1,617,766

NET ASSETS - 100.0%					$199,258,242

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $8,737,320 or 4.4% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

◆	Seven-day yield as of June 30, 2018

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	75.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21.6%
Short Term Investments	1.7%
Exchange Traded Funds and Common Stocks	0.2%
Other Assets and Liabilities	0.8%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21.6%
Energy	20.9%
Transportation	10.2%
Telecommunications	6.6%
Utilities	3.6%
Technology	3.1%
Conglomerates	2.4%
Consumer Products	2.2%
Short Term Investments	1.7%
Pulp & Paper	1.6%
Finance	0.5%
Containers and Glass Products	0.3%
Retailers (other than Food/Drug)	0.2%
Chemical Products	0.2%
Chemicals/Plastics	0.2%
Mining	0.1%
Construction	0.0%	~
Other Assets and Liabilities	0.8%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

India	13.8%
Chile	12.2%
China	10.2%
Singapore	9.1%
Mexico	8.1%
Malaysia	7.6%
Panama	6.7%
Philippines	5.5%
Colombia	4.2%
Peru	4.0%
Indonesia	3.5%
Israel	3.3%
Hong Kong	2.4%
Poland	2.2%
Costa Rica	1.7%
United States	1.7%
Dominican Republic	1.4%
Guatemala	0.8%
Brazil	0.5%
Jamaica	0.3%
Other Assets and Liabilities	0.8%

100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Mortgage Backed Obligations - 73.3%
1,726,622	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,682,698
1,726,622	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,682,317
1,167,432	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	1,075,582
2,609,846	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,379,020
1,791,625	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,746,477
657,998	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	602,700
347,616	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	320,722
2,506,370	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,269,614
2,221,130	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	2,024,255
2,964,887	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,685,724
2,173,620	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,856,494
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,056,385
2,199,057	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	1,978,260
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,764,387
1,726,621	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,685,024
2,459,429	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,423,777
3,200,549	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,937,390
539,712	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	468,151
1,786,414	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,737,169
1,303,040	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,192,253
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,399,957
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	844,605
2,596,558	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,345,336
918,953	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	705,170
3,253,651	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,719,619
2,881,367	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,594,670
1,474,352	Federal National Mortgage Association, Series 2018-21	0.00%	P/O	04/25/2048	1,171,524
524,518	Government National Mortgage Association, Series 2013-180-LO	0.00%	P/O	11/16/2043	424,158
3,399,975	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,479,687
3,017,968	Government National Mortgage Association, Series 2015-79-VZ	2.50%		05/20/2045	2,548,231
290,524	Government National Mortgage Association, Series 2016-12-MZ	3.00%		01/20/2046	251,168

Total US Government and Agency Mortgage Backed Obligations (Cost $52,885,997)					51,052,524

US Government and Agency Obligations - 15.9%
1,900,000	Tennessee Valley Authority	5.38%		04/01/2056	2,566,048
1,700,000	Tennessee Valley Authority	4.63%		09/15/2060	2,053,111
951,660	United States Treasury Inflation Indexed Bonds	1.00%		02/15/2046	981,146
1,000,000	United States Treasury Strip Principal	0.00%		05/15/2040	529,337
10,900,000	United States Treasury Strip Principal	0.00%		11/15/2046	4,698,443
500,000	United States Treasury Strip Principal	0.00%		02/15/2048	208,126

Total US Government and Agency Obligations (Cost $11,068,707)					11,036,211

Short Term Investments - 9.9%
313,439	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		313,439
313,439	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		313,439
313,439	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		313,439
6,000,000	United States Treasury Bills	0.00%		11/29/2018	5,949,374

Total Short Term Investments (Cost $6,889,486)					6,889,691

Total Investments - 99.1% (Cost $70,844,190)					68,978,426
Other Assets in Excess of Liabilities - 0.9%					633,600

NET ASSETS - 100.0%					$69,612,026

P/O	Principal only security

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	73.3%
US Government and Agency Obligations	15.9%
Short Term Investments	9.9%
Other Assets and Liabilities	0.9%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount•	Value/ Unrealized Appreciation (Depreciation)
CME Ultra Long Term US Treasury Bond Future	Long	15	09/19/2018	2,393,438	$15,228

					$15,228

•	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 102.2%
19,283,898	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	tᴥ		19,283,898
19,283,898	Dreyfus Government Cash Management - Institutional Shares	1.80%	tᴥ		19,283,898
22,000,000	United States Treasury Bills	0.00%	ᴥ‡	07/12/2018	21,989,764
70,000,000	United States Treasury Bills	0.00%	ᴥ‡	08/09/2018	69,865,430
24,000,000	United States Treasury Bills	0.00%	ᴥ‡	08/16/2018	23,945,512
87,370,000	United States Treasury Bills	0.00%	ᴥ‡	09/20/2018	87,006,444
77,000,000	United States Treasury Bills	0.00%	ᴥ	10/18/2018	76,553,015
10,000,000	United States Treasury Bills	0.00%	ᴥ	10/25/2018	9,938,107
45,000,000	United States Treasury Bills	0.00%	ᴥ‡	02/28/2019	44,357,208
37,000,000	United States Treasury Bills	0.00%	ᴥ	03/28/2019	36,396,254
50,000,000	United States Treasury Bills	0.00%	ᴥ‡	04/25/2019	49,090,953
50,000,000	United States Treasury Bills	0.00%		06/20/2019	48,899,326

Total Short Term Investments (Cost $506,589,384)					506,609,809

Total Investments - 102.2% (Cost $506,589,384)					506,609,809
Liabilities in Excess of Other Assets - (2.2)%					(10,708,693)

NET ASSETS - 100.0%					$495,901,116

t	Seven-day yield as of June 30, 2018

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	102.2%
Other Assets and Liabilities	(2.2)%

100.0%

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Long Commodity Basket Swap fᴥ	Bank of America Merrill Lynch	Long	0.20%	Termination	07/02/2018	25,700,000	$366,513
Commodity Beta Basket Swap gᴥ	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	07/02/2018	110,000,000	(4,245,840)
Commodity Beta Basket Swap gᴥ	Barclays Capital, Inc.	Long	0.20%	Termination	07/02/2018	179,600,000	(5,918,246)
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	07/02/2018	170,000,000	(6,564,454)
Short Commodity Basket Swap yᴥ	Bank of America Merrill Lynch	Short	0.00%	Termination	07/02/2018	(25,700,000)	2,069,761

							$(14,292,266)

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

f	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	$30	21.5%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	28	20.4%
S&P GSCI 2 Month Forward Gas Oil Index ER	SG2MGOP	0.33	28	20.1%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	27	19.9%
S&P GSCI 2 Month Forward Zinc Index ER	SG2MIZP	0.17	25	18.1%

			$138	100.0%

g	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At June 30, 2018, all constituents and their weightings were as follows:

Index	Ticker	Contract Value d	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.18	$86	18.6%
Soybean Future	S1	0.31	79	17.1%
Nickel Future	LN1	0.21	65	14.0%
Brent Crude Future	CO1	0.10	55	11.8%
Crude Oil Future	CL1	0.10	53	11.3%
Low Sulphur Gas Oil Future	QS1	0.11	26	5.5%
Gasoline RBOB Future	XB1	0.07	24	5.1%
Live Cattle Future	LC1	0.12	22	4.7%
Cotton No. 2 Future	CT1	0.34	21	4.4%
Sugar No. 11 Future	SB1	0.16	20	4.3%
NY Harbor ULSD Heating Oil Future	HO1	0.09	14	3.2%

			$465	100.0%

y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At June 30, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.27	$18	20.9%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.48	17	20.1%
S&P GSCI 2 Month Forward Wheat Index ER	SG2MWHP	1.45	17	20.1%
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	0.70	17	19.7%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	0.51	16	19.2%

			$85	100.0%

d	Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 60.8%
Australia - 3.4%
18,400,000	AUD	Australia Government Bond	1.75%		11/21/2020	13,529,337
18,500,000	AUD	Australia Government Bond	3.25%		04/21/2025	14,355,962

						27,885,299

Belgium - 3.3%
8,650,000	EUR	Kingdom of Belgium Government Bond	0.80%	^	06/22/2025	10,500,955
13,100,000	EUR	Kingdom of Belgium Government Bond	1.00%	^	06/22/2026	16,035,724

						26,536,679

Canada - 2.5%
9,300,000	CAD	Canadian Government Bond	2.75%		06/01/2022	7,264,903
14,000,000	CAD	Canadian Government Bond	1.50%		06/01/2023	10,363,043
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,482,628

						20,110,574

Czech Republic - 3.8%
473,000,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	20,077,163
200,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	11,124,280

						31,201,443

France - 3.7%
19,890,000	EUR	French Republic Government Bond	0.25%		11/25/2026	22,958,524
5,615,000	EUR	French Republic Government Bond	1.00%		05/25/2027	6,860,653

						29,819,177

Germany - 1.9%
6,500,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	7,846,357
4,950,000	EUR	Bundesrepublik Deutschland	0.00%		08/15/2026	5,721,290
1,900,000	EUR	Bundesrepublik Deutschland	0.25%		02/15/2027	2,231,350

						15,798,997

Hungary - 1.7%
3,100,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	11,463,322
780,000,000	HUF	Hungary Government Bond	1.75%		10/26/2022	2,709,055

						14,172,377

Ireland - 4.5%
10,725,000	EUR	Ireland Government Bond	5.40%		03/13/2025	16,747,512
16,600,000	EUR	Ireland Government Bond	1.00%		05/15/2026	20,125,661

						36,873,173

Israel - 3.5%
38,450,000	ILS	Israel Government Bond	4.25%		03/31/2023	12,111,763
58,425,000	ILS	Israel Government Bond	1.75%		08/31/2025	16,227,082

						28,338,845

Japan - 17.0%
1,210,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	11,283,771
1,287,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	12,015,713
332,000,000	JPY	Japan Government Ten Year Bond	0.30%		12/20/2025	3,077,220
1,650,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	15,050,909
1,305,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	11,882,790
500,000,000	JPY	Japan Government Ten Year Bond	0.10%		03/20/2028	4,548,106
1,385,000,000	JPY	Japan Government Twenty Year Bond	2.20%		09/20/2027	15,036,660
1,495,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	16,164,634
910,000,000	JPY	Japan Government Twenty Year Bond	1.90%		12/20/2028	9,797,523
1,305,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	13,968,126
1,300,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	13,552,901
1,240,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	12,732,212

						139,110,565

Mexico - 2.9%
493,300,000	MXN	Mexican Bonos	6.50%		06/09/2022	23,850,482

						23,850,482

New Zealand - 1.8%
20,650,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	14,246,759

						14,246,759

Poland - 2.9%
81,100,000	PLN	Republic of Poland Government Bond	1.50%		04/25/2020	21,640,957
8,750,000	PLN	Republic of Poland Government Bond	2.50%		01/25/2023	2,348,424

						23,989,381

Portugal - 3.1%
14,200,000	EUR	Portugal Obrigacoes do Tesouro OT	2.20%	^	10/17/2022	17,884,843
5,900,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88%	^	10/15/2025	7,672,783

						25,557,626

South Africa - 1.0%
59,525,000	ZAR	Republic of South Africa Government Bond	7.75%		02/28/2023	4,260,910
60,900,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	4,056,315

						8,317,225

Spain - 3.8%
7,550,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	10,652,315
4,875,000	EUR	Spain Government Bond	0.40%		04/30/2022	5,760,044
10,900,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	14,378,718
350,000	EUR	Spain Government Bond	1.60%	^	04/30/2025	431,481

						31,222,558

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $486,281,165)						497,031,160

US Government and Agency Obligations - 20.1%

United States - 20.1%
8,500,000	USD	United States Treasury Notes	1.38%		04/30/2020	8,327,178
8,100,000	USD	United States Treasury Notes	1.63%		06/30/2020	7,957,459
7,000,000	USD	United States Treasury Notes	1.38%		08/31/2020	6,827,188
7,000,000	USD	United States Treasury Notes	2.00%		12/31/2021	6,844,277
10,000,000	USD	United States Treasury Notes	1.50%		01/31/2022	9,599,023
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,243,652
12,500,000	USD	United States Treasury Notes	1.88%		08/31/2022	12,091,309
12,300,000	USD	United States Treasury Notes	2.00%		11/30/2022	11,937,246
7,500,000	USD	United States Treasury Notes	2.25%		01/31/2024	7,296,973
10,100,000	USD	United States Treasury Notes	2.50%		05/15/2024	9,941,596
10,700,000	USD	United States Treasury Notes	2.38%		08/15/2024	10,445,457
13,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	12,363,203
10,000,000	USD	United States Treasury Notes	2.00%		08/15/2025	9,472,266
13,500,000	USD	United States Treasury Notes	1.63%		02/15/2026	12,385,459
11,500,000	USD	United States Treasury Notes	2.00%		11/15/2026	10,775,410
12,000,000	USD	United States Treasury Notes	2.25%		08/15/2027	11,419,687
9,100,000	USD	United States Treasury Notes	2.88%		05/15/2043	8,931,330
800,000	USD	United States Treasury Notes	3.75%		11/15/2043	908,500

						164,767,213

Total US Government and Agency Obligations (Cost $169,998,332)						164,767,213

Short Term Investments - 3.1%
8,587,059	USD	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		8,587,059
8,587,060	USD	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		8,587,060
8,587,060	USD	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		8,587,060

Total Short Term Investments (Cost $25,761,179)						25,761,179

Total Investments - 84.0% (Cost $682,040,676)						687,559,552
Other Assets in Excess of Liabilities - 16.0%						130,478,541

NET ASSETS - 100.0%						$818,038,093

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $77,556,819 or 9.5% of net assets.

◆	Seven-day yield as of June 30, 2018

AUD Australian Dollar

EUR Euro

CAD Canadian Dollar

CZK Czech Republic Koruna

HUF Hungarian Forint

ILS Israeli Shekel

JPY Japanese Yen

MXN Mexican Peso

NZD New Zealand Dollar

PLN Polish Zloty

ZAR South African Rand

USD US Dollar

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	60.8%
US Government and Agency Obligations	20.1%
Short Term Investments	3.1%
Other Assets and Liabilities	16.0%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	23.2%
Japan	17.0%
Ireland	4.5%
Spain	3.8%
Czech Republic	3.8%
France	3.7%
Israel	3.5%
Australia	3.4%
Belgium	3.3%
Portugal	3.1%
Poland	2.9%
Mexico	2.9%
Canada	2.5%
Germany	1.9%
New Zealand	1.8%
Hungary	1.7%
South Africa	1.0%
Other Assets and Liabilities	16.0%

100.0%

DoubleLine Infrastructure Income Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 45.6%
1,922,190	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	1,927,236
5,924,479	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	^§	12/16/2041	6,078,877
1,843,000	CAL Funding Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	1,828,338
4,833,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2028	4,819,961
1,734,935	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	1,756,632
8,562,888	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	8,572,487
7,336,499	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	7,277,645
219,490	CLI Funding LLC, Series 2013-1A-NOTE	2.83%	^	03/20/2028	215,396
1,627,267	CLI Funding LLC, Series 2013-2A-NOTE	3.22%	^	06/18/2028	1,605,634
802,610	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	790,437
4,179,081	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	4,110,835
4,396,764	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,328,836
3,930,084	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	3,947,629
479,112	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	478,633
2,126,921	ECAF Ltd., Series 2015-1A-A1	3.47%	^	06/15/2040	2,113,881
13,666,500	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	13,792,040
4,950,000	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,997,161
2,658,333	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	2,610,987
3,324,542	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	3,269,165
16,804,631	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	16,696,980
14,261,887	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	14,495,418
57,792	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	58,851
1,720,027	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/22/2042	1,739,966
3,858,194	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	3,972,638
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,193,480
10,194,196	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	10,414,666
4,762,640	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	4,781,609
202,956	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	203,965
3,122,364	NP SPE II LLC, Series 2017-1A-A1	3.37%	^	10/20/2047	3,057,048
2,500,000	SBA Tower Trust	2.88%	^	07/15/2046	2,431,542
8,050,000	SBA Tower Trust	3.17%	^	04/15/2047	7,913,783
235,214	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	239,855
5,763,517	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	5,823,256
2,000,000	STARR, Series 2018-1-A	4.09%	^	05/15/2043	1,996,844
189,583	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	188,236
624,467	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/20/2039	620,175
934,999	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/20/2039	895,748
19,839,700	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	20,244,882
6,264,950	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	6,230,822
8,303,571	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21%	^§	05/17/2032	8,413,967
4,128,086	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,338,473
3,099,040	Trip Rail Master Funding LLC, Series 2017-1A-A1	2.71%	^	08/15/2047	3,059,117
4,515,397	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,451,032
1,850,315	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	1,819,823
9,750,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	9,723,294
4,920,661	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	4,964,189
11,710,833	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	11,725,114
6,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,964,514
5,000,000	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,042,475
7,044,321	Wildcat LLC, Series 2017-1A-A	4.12%	¥Þ	06/30/2027	6,972,469

Total Asset Backed Obligations (Cost $244,322,513)					245,196,041

Foreign Corporate Bonds - 23.4%
2,130,865	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	2,319,979
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	^	07/30/2027	3,327,668
7,474,923	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	7,745,889
10,500,000	APT Pipelines Ltd.	4.25%	^	07/15/2027	10,307,367
10,500,000	Celeo Redes Operacion Chile S.A.	5.20%	^	06/22/2047	10,329,375
2,520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,537,010
2,000,000	Emirates Semb Corp Water & Power Company PJSC	4.45%	^	08/01/2035	1,891,400
7,507,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00%	^	01/25/2047	7,431,930
10,104,356	Energia Eolica S.A.	6.00%	¥Þ	08/30/2034	10,205,400
3,084,722	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,169,552
5,341,970	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	5,488,874
5,223,500	GNL Quintero S.A.	4.63%		07/31/2029	5,132,089
3,330,697	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,847,746
7,660,612	Interoceanica Finance Ltd.	0.00%		11/30/2025	6,549,823
3,640,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,745,560
8,600,000	Korea Expressway Corporation, (3 Month LIBOR USD + 0.70%)	3.06%	^	04/20/2020	8,612,563
6,500,000	Lima Metro Finance Ltd.	5.88%	^	07/05/2034	6,646,900
1,950,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,994,070
8,300,000	Mexico City Airport Trust	4.25%	^	10/31/2026	7,853,875
4,850,000	Panama Metro Line SP	0.00%	^	12/05/2022	4,356,512
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	4,037,764
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	2,358,030
840,000	Transelec S.A.	4.63%	^	07/26/2023	861,865
500,000	Transelec S.A.	4.25%	^	01/14/2025	488,255
6,000,000	Transelec S.A.	3.88%	^	01/12/2029	5,508,060

Total Foreign Corporate Bonds (Cost $129,351,860)					125,747,556

US Corporate Bonds- 24.5%
3,865,000	Ameren Corporation	3.65%		02/15/2026	3,749,272
6,860,000	American Electric Power Company, Inc.	2.95%		12/15/2022	6,682,582
11,250,000	American Tower Corporation	4.40%		02/15/2026	11,183,732
700,000	American Tower Corporation	3.38%		10/15/2026	648,826
474,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	498,641
7,515,000	American Water Capital Corporation	3.40%		03/01/2025	7,417,093
2,500,000	Commonwealth Edison Company	4.35%		11/15/2045	2,560,311
2,500,000	Connecticut Light & Power Company	3.20%		03/15/2027	2,399,654
3,557,000	Crown Castle International Corporation	3.70%		06/15/2026	3,358,505
5,250,000	Crown Castle International Corporation	3.65%		09/01/2027	4,890,782
9,000,000	Digital Realty Trust	3.70%		08/15/2027	8,565,964
4,175,000	DTE Energy Company	2.85%		10/01/2026	3,808,637
5,000,000	DTE Energy Company	3.80%		03/15/2027	4,895,184
700,000	Duke Energy Corporation	3.15%		08/15/2027	650,755
8,655,000	Duquesne Light Holdings, Inc.	3.62%	^	08/01/2027	8,215,347
8,635,000	Eversource Energy	2.80%		05/01/2023	8,329,453
7,266,000	Exelon Corporation	3.40%		04/15/2026	6,910,330
10,000,000	ITC Holdings Corporation	3.25%		06/30/2026	9,407,086
3,730,000	Metropolitan Edison Company	4.00%	^	04/15/2025	3,727,499
7,069,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	7,059,495
100,000	Oglethorpe Power Corporation	4.25%		04/01/2046	96,477
7,220,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	6,931,119
7,350,000	Sierra Pacific Power Company	2.60%		05/01/2026	6,794,650
7,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	6,791,745
6,417,000	Xcel Energy, Inc.	3.30%		06/01/2025	6,215,601

Total US Corporate Bonds (Cost $138,286,490)					131,788,740

Short Term Investments- 7.0%
12,474,876	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		12,474,876
12,474,877	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		12,474,877
12,474,877	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		12,474,877

Total Short Term Investments (Cost $37,424,630)					37,424,630

Total Investments - 100.5% (Cost $549,385,493)					540,156,967
Liabilities in Excess of Other Assets - (0.5)%					(2,563,610)

NET ASSETS - 100.0%					$537,593,357

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $284,184,497 or 52.9% of net assets.

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018.

¥	Illiquid security

Þ	Value determined using significant unobservable inputs.

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	45.6%
US Corporate Bonds	24.5%
Foreign Corporate Bonds	23.4%
Short Term Investments	7.0%
Other Assets and Liabilities	(0.5)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	45.6%
Utilities	24.4%
Transportation	14.4%
Telecommunications	5.4%
Short Term Investments	7.0%
Energy	3.7%
Other Assets and Liabilities	(0.5)%

100.0%

DoubleLine Ultra Short Bond Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 15.2%
4,000,000	Australia and New Zealand Banking Group Ltd., (3 Month LIBOR USD + 0.46%)	2.78%	^	05/17/2021	3,995,010
3,000,000	Bank of Montreal, (3 Month LIBOR USD + 0.46%)	2.80%		04/13/2021	3,006,781
3,500,000	Bank of Nova Scotia, (3 Month LIBOR USD + 0.20%)	2.57%		11/09/2018	3,501,392
1,500,000	Bank of Nova Scotia, (3 Month LIBOR USD + 0.44%)	2.80%		04/20/2021	1,500,528
3,000,000	Canadian Imperial Bank of Commerce, (3 Month LIBOR USD + 0.41%)	2.73%		09/20/2019	3,006,992
500,000	Canadian Imperial Bank of Commerce, (3 Month LIBOR USD + 0.31%)	2.63%		10/05/2020	500,623
2,000,000	Diageo Capital Plc, (3 Month LIBOR USD + 0.24%)	2.57%		05/18/2020	2,001,408
5,500,000	Lloyds Bank PLC, (3 Month LIBOR USD + 0.49%)	2.85%		05/07/2021	5,510,027
1,700,000	Mitsubishi UFJ Financial Group, Inc., (3 Month LIBOR USD + 1.06%)	3.39%		09/13/2021	1,725,073
1,000,000	National Australia Bank Ltd., (3 Month LIBOR USD + 0.51%)	2.84%	^	05/22/2020	1,002,715
3,000,000	Santander UK PLC, (3 Month LIBOR USD + 0.30%)	2.65%		11/03/2020	2,990,645
2,000,000	Santander UK PLC, (3 Month LIBOR USD + 0.62%)	2.92%		06/01/2021	1,999,700
250,000	Sumitomo Mitsui Banking Corporation, (3 Month LIBOR USD + 0.54%)	2.88%		01/11/2019	250,554
3,000,000	Sumitomo Mitsui Banking Corporation, (3 Month LIBOR USD + 0.35%)	2.70%		01/17/2020	3,000,614
500,000	Sumitomo Mitsui Financial Group, Inc., (3 Month LIBOR USD + 1.68%)	4.01%		03/09/2021	515,700
3,000,000	UBS AG, (3 Month LIBOR USD + 0.58%)	2.90%	^	06/08/2020	3,009,780
1,355,000	UBS AG, (3 Month LIBOR USD + 0.48%)	2.78%	^	12/01/2020	1,355,767
2,000,000	Westpac Banking Corporation, (3 Month LIBOR USD + 1.00%)	3.36%		05/13/2021	2,035,340
250,000	Westpac Banking Corporation, (3 Month LIBOR USD + 0.56%)	2.89%		08/19/2019	251,139

Total Foreign Corporate Bonds (Cost $41,149,022)					41,159,788

US Corporate Bonds - 24.3%
1,000,000	Allstate Corporation, (3 Month LIBOR USD + 0.43%)	2.76%		03/29/2021	1,000,872
1,500,000	Altria Group, Inc.	9.70%		11/10/2018	1,536,851
250,000	American Express Credit Corporation, (3 Month LIBOR USD + 0.61%)	2.97%		07/31/2018	250,086
1,700,000	American Express Credit Corporation, (3 Month LIBOR USD + 0.55%)	2.88%		03/18/2019	1,705,607
1,000,000	American Express Credit Corporation, (3 Month LIBOR USD + 0.33%)	2.68%		05/03/2019	1,001,878
2,000,000	American Express Credit Corporation, (3 Month LIBOR USD + 0.43%)	2.75%		03/03/2020	2,005,083
1,000,000	American Honda Finance Corporation	2.13%		10/10/2018	999,165
2,000,000	American Honda Finance Corporation, (3 Month LIBOR USD + 0.15%)	2.51%		11/13/2019	2,000,937
1,950,000	BB&T Corporation, (3 Month LIBOR USD + 0.57%)	2.91%		06/15/2020	1,960,453
475,000	BMW Capital LLC, (3 Month LIBOR USD + 0.41%)	2.75%	^	09/13/2019	476,744
2,500,000	BMW Capital LLC, (3 Month LIBOR USD + 0.41%)	2.75%	^	04/12/2021	2,509,455
1,095,000	Boeing Company	6.00%		03/15/2019	1,119,884
2,000,000	Caterpillar Financial Services Corporation, (3 Month LIBOR USD + 0.18%)	2.49%		12/06/2018	2,001,479
1,665,000	Caterpillar Financial Services Corporation, (3 Month LIBOR USD + 0.29%)	2.61%		09/04/2020	1,669,623
1,000,000	Citibank N.A., (3 Month LIBOR USD + 0.26%)	2.59%		09/18/2019	1,000,308
2,400,000	Citibank N.A., (3 Month LIBOR USD + 0.50%)	2.83%		06/12/2020	2,407,684
1,600,000	Citibank N.A., (3 Month LIBOR USD + 0.35%)	2.71%		02/12/2021	1,601,702
1,000,000	Daimler Finance North America LLC, (3 Month LIBOR USD + 0.45%)	2.78%	^	02/22/2021	1,001,029
3,750,000	Daimler Finance North America LLC, (3 Month LIBOR USD + 0.55%)	2.91%	^	05/04/2021	3,760,959
4,000,000	Jackson National Life Global Funding, (3 Month LIBOR USD + 0.48%)	2.81%	^	06/11/2021	4,006,789
1,500,000	JP Morgan Chase & Company, (3 Month LIBOR USD + 0.63%)	2.99%		01/28/2019	1,504,666
2,000,000	JPMorgan Chase & Co., (3 Month LIBOR USD + 0.68%)	2.98%		06/01/2021	2,010,317
1,593,000	Lowe’s Companies, Inc., (3 Month LIBOR USD + 0.42%)	2.75%		09/10/2019	1,599,360
3,000,000	Metropolitan Life Global Funding, (3 Month LIBOR USD + 0.23%)	2.56%	^	01/08/2021	2,998,227
1,000,000	Morgan Stanley, (3 Month LIBOR USD + 0.98%)	3.31%		06/16/2020	1,012,509
4,000,000	Morgan Stanley, (3 Month LIBOR USD + 0.55%)	2.90%		02/10/2021	4,008,776
1,500,000	New York Life Global Funding, (3 Month LIBOR USD + 0.27%)	2.60%	^	04/09/2020	1,504,137
250,000	Nissan Motor Acceptance Corporation, (3 Month LIBOR USD + 1.01%)	3.33%	^	03/08/2019	251,537
1,800,000	Nissan Motor Acceptance Corporation, (3 Month LIBOR USD + 0.58%)	2.92%	^	01/13/2020	1,808,778
3,000,000	Nissan Motor Acceptance Corporation, (3 Month LIBOR USD + 0.52%)	2.86%	^	03/15/2021	3,006,101
1,000,000	Pacific Gas & Electric Company, (3 Month LIBOR USD + 0.23%)	2.55%		11/28/2018	996,138
4,000,000	PNC Bank N.A., (3 Month LIBOR USD + 0.25%)	2.61%		01/22/2021	3,998,284
250,000	Toyota Motor Credit Corporation, (3 Month LIBOR USD + 0.26%)	2.61%		04/17/2020	250,766
1,770,000	Toyota Motor Credit Corporation, (3 Month LIBOR USD + 0.28%)	2.62%		04/13/2021	1,770,199
5,100,000	Wells Fargo & Company, (3 Month LIBOR USD + 1.01%)	3.33%		12/07/2020	5,180,501

Total US Corporate Bonds (Cost $65,896,041)					65,916,884

Short Term Investments - 61.3%
Commercial Paper - 57.8%
1,000,000	3M Company	0.00%	^	07/17/2018	999,034
4,500,000	3M Company	0.00%	^	07/31/2018	4,492,124
2,000,000	American Honda Finance Corporation	0.00%		07/25/2018	1,997,124
3,000,000	Apple, Inc.	0.00%	^	07/09/2018	2,998,406
2,000,000	Apple, Inc.	0.00%	^	07/23/2018	1,997,401
2,000,000	Arkansas Electric Corporation	0.00%	^	07/11/2018	1,998,708
3,000,000	Arkansas Electric Corporation	0.00%	^	08/28/2018	2,989,525
4,500,000	BASF SE	0.00%	^	08/01/2018	4,491,787
1,000,000	BASF SE	0.00%	^	08/06/2018	997,888
2,500,000	BNP Paribas SA	0.00%		08/15/2018	2,493,302
5,000,000	BPCE Discount	0.00%	^	07/11/2018	4,996,795
1,000,000	Canadian National Railway Company	0.00%	^	07/18/2018	998,965
2,000,000	Canadian National Railway Company	0.00%	^	07/24/2018	1,997,243
2,000,000	Canadian National Railway Company	0.00%	^	08/13/2018	1,994,875
3,000,000	Chevron Corporation	0.00%	^	07/12/2018	2,997,912
2,000,000	Chevron Corporation	0.00%	^	07/31/2018	1,996,482
3,000,000	Coca Cola Company	0.00%	^	09/10/2018	2,987,347
1,000,000	Coca Cola Company	0.00%	^	09/20/2018	995,145
1,000,000	Coca Cola Company	0.00%	^	03/19/2019	981,539
1,000,000	Credit Agricole Corporate and Investment Bank	0.00%		07/23/2018	998,741
3,500,000	Credit Suisse First Boston LLC	0.00%		11/09/2018	3,469,044
5,000,000	Emerson Electric Company	0.00%	^	07/23/2018	4,993,437
2,500,000	Exxon Mobil Corporation	0.00%		07/09/2018	2,498,671
2,500,000	Exxon Mobil Corporation	0.00%		07/23/2018	2,496,745
3,000,000	General Dynamics Corporation	0.00%	^	08/14/2018	2,992,142
2,000,000	General Dynamics Corporation	0.00%	^	09/04/2018	1,992,273
4,500,000	General Electric Company	0.00%		08/01/2018	4,491,812
5,500,000	GlaxoSmithKline LLC	0.00%	^	07/05/2018	5,498,237
5,000,000	Hershey Company	0.00%	^	07/09/2018	4,997,315
1,150,000	JP Morgan Securities, Inc.	0.00%	^	11/29/2018	1,138,138
2,200,000	Macquarie Bank Ltd.	0.00%	^	07/12/2018	2,198,389
1,875,000	Macquarie Bank Ltd.	0.00%	^	07/19/2018	1,872,863
5,000,000	Merck & Company	0.00%	^	07/05/2018	4,998,414
1,000,000	Mitsubishi UFJ Financial Group, Inc.	0.00%	^	08/01/2018	998,110
1,500,000	Mitsubishi UFJ Financial Group, Inc.	0.00%	^	09/06/2018	1,493,727
2,000,000	Nestle Capital Corporation	0.00%	^	07/23/2018	1,997,375
3,000,000	Nestle Capital Corporation	0.00%		07/31/2018	2,994,704
3,500,000	Paccar Financial Corporation	0.00%		07/05/2018	3,498,878
5,500,000	PepsiCo, Inc.	0.00%	^	07/30/2018	5,490,585
1,500,000	Pfizer, Inc.	0.00%	^	07/13/2018	1,498,878
3,500,000	Pfizer, Inc.	0.00%	^	09/06/2018	3,486,013
5,000,000	Province of British Columbia	0.00%		07/06/2018	4,998,148
1,000,000	Qualcomm, Inc.	0.00%	^	07/19/2018	998,881
2,207,000	Qualcomm, Inc.	0.00%	^	08/28/2018	2,198,926
2,000,000	Qualcomm, Inc.	0.00%	^	09/05/2018	1,991,526
2,000,000	Roche Holdings, Inc.	0.00%	^	07/05/2018	1,999,366
3,000,000	Roche Holdings, Inc.	0.00%	^	07/16/2018	2,997,266
2,000,000	Sanofi SA	0.00%	^	09/06/2018	1,991,739
3,000,000	Sanofi SA	0.00%	^	09/10/2018	2,986,811
1,000,000	Sanofi SA	0.00%	^	09/17/2018	995,129
3,000,000	Simon Property Group LP	0.00%	^	07/16/2018	2,997,233
1,000,000	Sumitomo Mitsui Banking Corporation	0.00%	^	07/25/2018	998,561
2,000,000	Toronto–Dominion Bank	0.00%	^	11/14/2018	1,982,190
1,000,000	Toronto–Dominion Bank	0.00%	^	11/30/2018	989,973
4,000,000	Total Capital Canada Ltd.	0.00%	^	07/06/2018	3,998,487
1,000,000	Total Capital Canada Ltd.	0.00%	^	07/10/2018	999,398
1,000,000	Toyota Motor Credit Corporation	0.00%		07/19/2018	998,923
3,000,000	Walmart, Inc.	0.00%	^	07/09/2018	2,998,350
3,000,000	Walt Disney Company	0.00%	^	08/15/2018	2,992,092
2,000,000	Walt Disney Company	0.00%	^	08/24/2018	1,993,663
3,000,000	Westpac Banking Corporation	0.00%	^	11/21/2018	2,971,520

					156,574,275

Money Market Funds - 1.0%
889,736	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		889,736
889,736	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		889,736
889,736	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		889,736

					2,669,208

US Treasury Bills - 2.5%
2,000,000	United States Treasury Bills	0.00%		07/19/2018	1,998,377
2,750,000	United States Treasury Bills	0.00%		09/20/2018	2,738,557
2,000,000	United States Treasury Bills	0.00%		09/27/2018	1,990,901

					6,727,835

Total Short Term Investments (Cost $165,999,359)					165,971,318

Total Investments - 100.8% (Cost $273,044,422)					273,047,990
Liabilities in Excess of Other Assets - (0.8)%					(2,114,697)

NET ASSETS - 100.0%					$270,933,293

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $156,325,211 or 57.7% of net assets.

◆	Seven-day yield as of June 30, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	61.3%
US Corporate Bonds	24.3%
Foreign Corporate Bonds	15.2%
Other Assets and Liabilities	(0.8)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	34.3%
Pharmaceuticals	9.8%
Automotive	9.0%
Food Products	8.3%
Diversified Manufacturing	5.5%
Energy	5.5%
Technology	3.8%
Insurance	3.5%
US Treasury Bills	2.5%
Aerospace & Defense	2.3%
Utilities	2.2%
Chemicals/Plastics	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.8%
Transportation	1.8%
Media	1.8%
Retailers (other than Food/Drug)	1.7%
Construction	1.4%
Real Estate	1.1%
Money Market Funds	1.0%
Finance	0.9%
Beverage and Tobacco	0.6%
Other Assets and Liabilities	(0.8)%

100.0%

DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 14.7%
96,626	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	96,973
7,220	AVANT Loans Funding Trust, Series 2017-A-A	2.41%	^	03/15/2021	7,219
167,305	AVANT Loans Funding Trust, Series 2017-B-A	2.29%	^	06/15/2020	167,154
3,150,000	CAL Funding Ltd., Series 2017-1A-A	3.62%	^	06/25/2042	3,100,350
305,232	CLUB Credit Trust, Series 2017-NP1-B	3.17%	^	04/17/2023	305,200
66,869	DRB Prime Student Loan Trust, Series 2015-B-A3	2.54%	^	04/27/2026	66,690
282,875	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	278,163
500,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	505,048
2,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	1,980,850
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	496,598
62,411	OneMain Financial Issuance Trust, Series 2015-2A-A	2.57%	^	07/18/2025	62,474
250,000	SBA Tower Trust	3.17%	^	04/11/2022	245,770
130,012	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	129,946
591,506	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/26/2026	586,995
505,526	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	502,857
376,210	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	374,572
280,862	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	11/25/2023	280,186
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	984,184
268,709	TAL Advantage LLC, Series 2017-1A-A	4.50%		04/20/2042	274,197
500,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	498,005
1,500,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	1,484,604

Total Asset Backed Obligations (Cost $12,535,115)					12,428,035

Collateralized Loan Obligations - 16.7%
500,000	AIMCO, Series 2014-AA-AR, (3 Month LIBOR USD + 1.10%)	3.46%	^	07/20/2026	500,656
500,000	Anchorage Capital Ltd., Series 2015-6A-AR, (3 Month LIBOR USD + 1.27%)	3.62%	^	07/15/2030	501,216
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R, (3 Month LIBOR USD + 1.25%)	3.61%	^	07/20/2029	250,969
2,000,000	Cathedral Lake Ltd., Series 2016-4A-A, (3 Month LIBOR USD + 1.65%)	4.01%	^	10/20/2028	2,045,694
500,000	CFIP Ltd., Series 2014-1A-AR, (3 Month LIBOR USD + 1.32%)	3.66%	^	07/13/2029	502,112
500,000	CVP Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.34%)	3.70%	^	07/20/2030	503,845
1,000,000	Galaxy Ltd., Series 2016-22A-B1, (3 Month LIBOR USD + 2.10%)	4.45%	^	07/16/2028	1,001,513
500,000	Gilbert Park Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.19%)	3.54%	^	10/15/2030	501,067
500,000	Highbridge Loan Management, Series 2014-3A-CR, (3 Month LIBOR USD + 3.60%)	5.96%	^	07/18/2029	502,197
1,000,000	Marathon Ltd., Series 2014-7A-A1R, (3 Month LIBOR USD + 1.32%)	3.68%	^	10/28/2025	1,000,751
500,000	Midocean Credit, Series 2017-7A-A1, (3 Month LIBOR USD + 1.32%)	3.67%	^	07/15/2029	501,094
1,000,000	Milos Ltd., Series 2017-1A-A, (3 Month LIBOR USD + 1.25%)	3.61%	^	10/20/2030	1,001,641
799,950	Palmer Square Loan Funding Ltd., Series 2017-1A-A1, (3 Month LIBOR USD + 0.74%)	3.09%	^	10/15/2025	799,480
500,000	Steele Creek Ltd., Series 2015-1A-AR, (3 Month LIBOR USD + 1.26%)	3.59%	^	05/21/2029	502,865
1,000,000	TCI-Cent Ltd., Series 2016-1A-A2, (3 Month LIBOR USD + 2.20%)	4.57%	^	12/21/2029	1,008,688
451,672	Venture Ltd., Series 2006-7A-A2, (3 Month LIBOR USD + 0.24%)	2.60%	^	01/20/2022	452,038
500,000	Venture Ltd., Series 2017-29A-A, (3 Month LIBOR USD + 1.28%)	3.62%	^	09/15/2030	501,159
1,000,000	Wind River Ltd., Series 2014-2A-AR, (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.49%	^	01/15/2031	1,001,503
1,000,000	Zais Ltd., Series 2014-2A-A1AR, (3 Month LIBOR USD + 1.20%)	3.56%	^	07/25/2026	1,001,374

Total Collateralized Loan Obligations (Cost $14,056,231)					14,079,862

Foreign Corporate Bonds - 9.5%
200,000	Agromercantil Senior Trust	6.25%		04/10/2019	202,552
360,000	AstraZeneca PLC	2.38%		11/16/2020	353,380
200,000	Axiata SPV2 BHD	3.47%		11/19/2020	199,140
150,000	Banco de Credito del Peru	5.38%		09/16/2020	156,150
200,000	Banco del Estado de Chile	2.67%	^	01/08/2021	194,968
150,000	Banco del Estado de Chile	3.88%		02/08/2022	149,876
200,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	209,000
150,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	148,500
150,000	Banco Santander	3.88%		09/20/2022	149,514
200,000	Banco Santander, (5 Year CMT Rate + 4.58%)	5.95%		01/30/2024	201,750
200,000	Banistmo S.A.	3.65%	^	09/19/2022	189,250
250,000	BDO Unibank, Inc.	2.63%		10/24/2021	240,934
200,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	203,198
200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	198,033
140,000	BNP Paribas S.A.	5.00%		01/15/2021	145,429
200,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	195,049
200,000	CNOOC Finance Ltd.	2.63%		05/05/2020	197,596
200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	201,966
200,000	Comision Federal de Electricidad	4.88%		05/26/2021	203,250
200,000	ECL S.A.	5.63%		01/15/2021	207,370
176,021	ENA Norte Trust	4.95%		04/25/2023	177,342
200,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	205,627
200,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	209,026
150,000	Inversiones CMPC S.A.	4.50%		04/25/2022	151,649
200,000	JBS Investments GMBH	7.75%		10/28/2020	204,250
200,000	Malayan Banking BHD, (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	197,241
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	191,727
200,000	Oversea-Chinese Banking Corporation, (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	200,800
200,000	Panama Metro Line SP	0.00%		12/05/2022	179,650
200,000	PSA International Ltd.	4.63%		09/11/2019	203,886
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	254,202
180,000	Royal Bank of Canada	3.20%		04/30/2021	179,981
200,000	SP PowerAssets Ltd.	2.70%		09/14/2022	194,916
285,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	273,410
270,000	Toronto-Dominion Bank	3.25%		06/11/2021	270,011
300,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	305,250
200,000	United Overseas Bank Ltd., (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	200,041
200,000	UPL Corporation	3.25%		10/13/2021	193,891
300,000	Westpac Banking Corporation	1.60%		08/19/2019	295,810

Total Foreign Corporate Bonds (Cost $8,232,292)					8,035,615

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.9%
150,000	Chile Government International Bond	2.25%		10/30/2022	143,175
200,000	Chile International Government Bond	3.25%		09/14/2021	199,975
100,000	Dominican Republic International Bond	7.50%		05/06/2021	105,075
200,000	Indonesia Government International Bond	4.88%		05/05/2021	206,049
400,000	Israel Government International Bond	4.00%		06/30/2022	411,363
300,000	Philippine Government International Bond	4.00%		01/15/2021	304,118
250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	259,055

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $1,681,436)					1,628,810

Non-Agency Commercial Mortgage Backed Obligations - 8.1%
207,000	AREIT Trust, Series 2018-CRE1-AS, (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.32%	^	02/16/2035	207,311
136,000	AREIT Trust, Series 2018-CRE1-B, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.72%	^	02/16/2035	136,595
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E, (1 Month LIBOR USD + 3.05%)	5.12%	^	12/15/2036	250,914
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	115,565
319,000	BBCMS Mortgage Trust, Series 2017-GLKS-E, (1 Month LIBOR USD + 2.85%, 2.75% Floor)	4.92%	^	11/15/2034	319,435
6,982,000	BB-UBS Trust, Series 2012-SHOW-XA	0.73%	#^I/O	11/07/2036	248,991
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.28%	#^I/O	11/07/2036	42,904
267,000	Bsprt Issuer Ltd., Series 2017-FL2-A, (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.89%	^	10/16/2034	267,379
93,000	Bsprt Issuer Ltd., Series 2017-FL2-AS, (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.17%	^	10/16/2034	93,236
93,000	Bsprt Issuer Ltd., Series 2017-FL2-B, (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.47%	^	10/16/2034	93,252
321,000	BX Trust, Series 2017-FL1-C, (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.02%	^	06/15/2035	322,606
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.50%	#^	10/17/2034	235,640
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.50%	#^	10/17/2034	229,956
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85%	#^I/O	02/17/2033	241,668
3,760,564	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.35%	#I/O	03/12/2047	170,804
137,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/12/2048	118,781
319,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	245,855
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E, (1 Month LIBOR USD + 2.80%, 2.90% Floor)	4.87%	^	12/15/2036	270,239
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F, (1 Month LIBOR USD + 3.65%, 3.75% Floor)	5.72%	^	12/15/2036	257,394
6,185,500	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.71%	#I/O	11/15/2049	211,464
2,519,826	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.60%	#I/O	05/17/2050	209,551
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D, (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.27%	^	11/15/2034	88,441
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E, (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.22%	^	11/15/2034	188,047
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F, (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.42%	^	11/15/2034	142,978
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	1.54%	#^I/O	05/15/2019	196,584
240,000	Morgan Stanley Capital Trust, Series 2017-CLS-F, (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.67%	^	11/15/2034	240,229
244,176	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E, (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.23%	^	11/13/2034	245,053
323,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-C	4.69%	#	10/17/2045	330,197
8,133,411	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.90%	#I/O	07/17/2058	286,308
5,528,476	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.15%	#I/O	12/17/2048	290,187
69,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-C, (1 Month LIBOR USD + 1.20%, 1.20% Floor)	3.40%	^	12/15/2034	69,058
41,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-D, (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.85%	^	12/15/2034	41,063
128,000	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP-E, (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.45%	^	12/15/2034	128,210
264,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E, (1 Month LIBOR USD + 2.16%)	4.23%	^	12/15/2036	263,466

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,791,093)					6,799,361

Non-Agency Residential Collateralized Mortgage Obligations - 15.0%
760,572	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	758,786
285,619	Bayview Opportunity Master Fund Trust, Series 2017-RN6-A1	3.10%	^§	08/30/2032	284,792
185,757	Bayview Opportunity Master Fund Trust, Series 2017-RPL1-A1	3.10%	^§	07/28/2032	185,273
1,052,941	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	1,052,091
480,512	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	478,540
480,512	COLT Mortgage Loan Trust, Series 2017-1-A3	3.07%	#^	05/27/2047	479,955
1,207,344	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	1,204,796
336,334	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	335,755
336,334	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	336,008
553,117	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	549,990
1,321,077	Mastr Asset Backed Securities Trust, Series 2006-NC3-A5, (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.30%		10/25/2036	879,393
1,390,369	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	1,380,056
530,678	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	529,879
1,041,269	VOLT LLC, Series 2017-NP10-A1	3.00%	^§	10/25/2047	1,033,068
398,178	VOLT LLC, Series 2017-NPL4-A1	3.38%	^§	04/25/2047	398,015
698,467	VOLT LLC, Series 2017-NPL5-A1	3.38%	^§	05/28/2047	699,047
262,170	VOLT LLC, Series 2017-NPL6-A1	3.25%	^§	05/28/2047	260,899
1,040,811	VOLT LLC, Series 2017-NPL8-A1	3.13%	^§	06/25/2047	1,036,154
793,807	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	789,265

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,752,541)					12,671,762

US Corporate Bonds - 9.1%
295,000	Air Lease Corporation	2.50%		03/01/2021	287,377
190,000	Analog Devices, Inc.	2.95%		01/12/2021	188,483
85,000	Anthem, Inc.	2.50%		11/21/2020	83,601
355,000	AT&T, Inc.	2.80%		02/17/2021	349,542
145,000	Bank of America Corporation, (3 Month LIBOR USD + 0.79%)	3.11%		03/05/2024	144,609
295,000	BAT Capital Corporation	2.30%	^	08/14/2020	288,773
280,000	Capital One Financial Corporation	2.40%		10/30/2020	273,248
185,000	Cardinal Health, Inc.	1.95%		06/14/2019	183,506
315,000	Celgene Corporation	2.88%		08/15/2020	312,993
310,000	Cintas Corporation	2.90%		04/01/2022	303,338
270,000	Citigroup, Inc., (3 Month LIBOR USD + 1.02%)	3.35%		06/01/2024	270,461
365,000	Consolidated Edison, Inc.	2.00%		03/15/2020	358,424
185,000	CVS Health Corporation	2.80%		07/20/2020	183,522
250,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	245,945
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	179,757
80,000	Delta Air Lines, Inc.	3.40%		04/19/2021	79,687
185,000	General Dynamics Corporation	3.00%		05/11/2021	184,467
145,000	General Mills, Inc.	2.20%		10/21/2019	143,344
65,000	General Mills, Inc.	3.20%		04/16/2021	64,701
50,000	General Motors Financial Company	2.65%		04/13/2020	49,421
225,000	General Motors Financial Company	3.20%		07/06/2021	222,213
295,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	292,185
125,000	Kroger Company	6.15%		01/15/2020	130,620
180,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	180,408
90,000	Mondelez International, Inc.	3.00%		05/07/2020	89,844
270,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.29%		07/22/2022	272,293
290,000	Newell Brands, Inc.	3.15%		04/01/2021	287,475
185,000	Northrop Grumman Corporation	2.08%		10/15/2020	180,903
325,000	Packaging Corporation of America	2.45%		12/15/2020	318,159
285,000	PNC Financial Services Group, Inc.	4.38%		08/11/2020	291,883
235,000	Prudential Financial, Inc.	7.38%		06/15/2019	244,817
180,000	Sherwin-Williams Company	2.25%		05/15/2020	177,083
195,000	Simon Property Group LP	2.20%		02/01/2019	194,323
65,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	65,394
175,000	Union Pacific Corporation	3.20%		06/08/2021	175,650
185,000	Verizon Communications, Inc., (3 Month LIBOR USD + 1.10%)	3.44%		05/15/2025	184,959
125,000	WellPoint, Inc.	2.30%		07/15/2018	124,985

Total US Corporate Bonds (Cost $7,709,967)					7,608,393

US Government and Agency Mortgage Backed Obligations - 3.6%
856,845	Federal Home Loan Mortgage Corporation, Pool G0-8762	4.00%		05/01/2047	875,651
792,189	Federal Home Loan Mortgage Corporation, Series 4120-KA	1.75%		10/15/2032	759,650
390,677	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	377,316
478,643	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	470,392
504,353	Federal National Mortgage Association, Series 2011-146-MJ	3.00%		08/25/2041	496,165
62,935	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	61,802

Total US Government and Agency Mortgage Backed Obligations (Cost $3,112,907)					3,040,976

US Government and Agency Obligations - 7.5%
2,031,575	United States Treasury Notes	0.13%		04/15/2019	2,019,936
3,010,000	United States Treasury Notes	2.00%	‡	08/31/2021	2,951,387
1,390,000	United States Treasury Notes	2.13%	‡	09/30/2021	1,367,467

Total US Government and Agency Obligations (Cost $6,465,789)					6,338,790

Affiliated Mutual Funds - 9.7%
826,358	DoubleLine Floating Rate Fund (Class I)				8,139,624

Total Affiliated Mutual Funds (Cost $8,191,129)					8,139,624

Short Term Investments - 4.5%
1,276,721	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		1,276,721
1,276,722	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		1,276,722
1,276,722	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		1,276,722

Total Short Term Investments (Cost $3,830,165)					3,830,165

Total Investments - 100.3% (Cost $85,358,665)					84,601,393
Liabilities in Excess of Other Assets - (0.3)%					(242,030)

NET ASSETS - 100.0%					$84,359,363

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $44,042,283 or 52.2% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

I/O	Interest only security

◆	Seven-day yield as of June 30, 2018

§	The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2018

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligation	16.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.0%
Asset Backed Obligations	14.7%
Affiliated Mutual Funds	9.7%
Foreign Corporate Bonds	9.5%
US Corporate Bonds	9.1%
Non-Agency Commercial Mortgage Backed Obligation	8.1%
US Government and Agency Obligations	7.5%
Short Term Investments	4.5%
US Government and Agency Mortgage Backed Obligations	3.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Other Assets and Liabilities	(0.3)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligation	16.7%
Non-Agency Residential Collateralized Mortgage Obligations	15.0%
Asset Backed Obligations	14.7%
Affiliated Mutual Funds	9.7%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
US Government and Agency Obligations	7.5%
Banking	6.2%
Short Term Investments	4.5%
US Government and Agency Mortgage Backed Obligations	3.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Energy	1.5%
Telecommunications	1.2%
Transportation	1.2%
Utilities	1.1%
Consumer Products	0.8%
Automotive	0.8%
Pharmaceuticals	0.8%
Healthcare	0.8%
Pulp & Paper	0.6%
Aerospace & Defense	0.5%
Chemicals/Plastics	0.4%
Technology	0.4%
Industrial Equipment	0.4%
Food Products	0.4%
Beverage and Tobacco	0.3%
Finance	0.3%
Insurance	0.3%
Conglomerates	0.2%
Real Estate	0.2%
Food/Drug Retailers	0.2%
Other Assets and Liabilities	(0.3)%

100.0%

TOTAL RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	07/31/2018	5,000,000	EUR	$(55,766)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	07/31/2018	10,000,000	EUR	(253,120)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	09/03/2018	5,000,000	EUR	(65,202)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	09/30/2018	4,000,000	EUR	(54,111)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	12/02/2018	10,000,000	EUR	(524,720)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	01/31/2019	5,000,000	EUR	(87,017)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	04/30/2019	5,000,000	EUR	185,053
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	06/02/2019	18,000,000	EUR	(41,785)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	06/27/2019	8,300,000	EUR	41,523

								$(855,145)

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
09/28/2018	Goldman Sachs	69,587,732	EUR	$69,587,732	59,570,000	USD	$70,055,347	$467,615
09/28/2018	Barclays Capital, Inc.	11,366,417	EUR	11,366,417	9,730,000	USD	11,442,648	76,231
09/28/2018	JP Morgan Securities LLC	4,672,536	EUR	4,672,536	4,000,000	USD	4,704,069	31,533

				$85,626,685			$86,202,064	$575,379

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at June 30, 2018	Value at June 30, 2018	Change in Unrealized for the Period Ended June 30, 2018	Dividend Income Earned in the Period Ended June 30, 2018	Net Realized Gain (Loss) in the Period Ended June 30, 2018
DoubleLine Floating Rate Fund (Class I)	$10,415,621	$-	$(2,200,000)	826,358	$8,139,624	$(69,942)	$103,117	$(6,054)

	$10,415,621	$-	$(2,200,000)	826,358	$8,139,624	$(69,942)	$103,117	$(6,054)

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 16 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible lncome Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund and DoubleLine Shiller Enhanced International CAPE® (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate Form N-Q filing.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—
DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—

Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2018:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,304,553,204	$113,577,762	$6,389,690	$24,919,941	$256,991,077	$42,164,894
Affiliated Mutual Funds	-	1,120,071,564	-	63,263,097	48,100,000	-
Exchange Traded Funds and Common Stocks	-	2,110,965	3,318,926	81,238,455	1,297,501	-
Real Estate Investment Trusts	-	-	-	9,459,045	-	-

Total Level 1	1,304,553,204	1,235,760,291	9,708,616	178,880,538	306,388,578	42,164,894
Level 2
US Government and Agency Mortgage Backed Obligations	23,798,236,414	1,718,599,277	-	6,152,456	55,981,505	-
Non-Agency Residential Collateralized Mortgage Obligations	12,522,130,611	835,610,375	-	11,795,263	741,168,255	-
Non-Agency Commercial Mortgage Backed Obligations	3,450,411,033	813,059,009	-	-	818,205,642	-
Collateralized Loan Obligations	2,618,195,021	279,195,619	-	8,033,513	909,074,515	6,544,638
US Government and Agency Obligations	2,317,714,590	2,060,063,087	-	2,126,248	301,576,176	-
Asset Backed Obligations	2,024,290,856	235,752,886	-	10,045,237	521,795,034	-
Other Short Term Investments	1,990,856,483	209,772,928	-	6,496,976	246,822,209	-
US Corporate Bonds	-	1,339,326,779	-	-	392,135,732	11,588,212
Foreign Corporate Bonds	-	983,259,051	781,046,029	-	882,920,472	953,250
Bank Loans	-	559,713,912	-	-	411,537,126	623,959,460
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	172,799,919	193,411,875	-	181,461,328	-
Municipal Bonds	-	10,130,296	-		-	-

Total Level 2	48,721,835,008	9,217,283,138	974,457,904	44,649,693	5,462,677,994	643,045,560
Level 3				.
Non-Agency Residential Collateralized Mortgage Obligations	287,636,559	38,971,564	-	957,081	1,922,234	-
Collateralized Loan Obligations	7,882,399	-	-	-	-	-
Asset Backed Obligations	3,375,841	13,461,318	-	-	148,063	-

Total Level 3	298,894,799	52,432,882	-	957,081	2,070,297	-

Total	$50,325,283,011	$10,505,476,311	$984,166,520	$224,487,312	$5,771,136,869	$685,210,454

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$(1,160,706)	$-	$-

Total Level 1	-	-	-	(1,160,706)	-	-
Level 2
Forward Currency Exchange Contracts	-	-	-	145,970	-	-
Credit Default Swaps	-	-	-	41,112	-	-
Total Return Swaps	-	-	-	33,375	-	-

Total Level 2	-	-	-	220,457	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$(940,249)	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$395,236,777	$134,976,390	$3,300,351	$940,317	$38,567,796	$25,761,179
Affiliated Mutual Funds	250,050,000	63,040,705	-	-	-	-
Exchange Traded Funds and Common Stock	137,842	94,292	369,927	-	-	-

Total Level 1	645,424,619	198,111,387	3,670,278	940,317	38,567,796	25,761,179
Level 2
Collateralized Loan Obligations	650,506,261	210,587,683	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	619,598,854	117,232,262	-	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	595,959,437	226,060,323	-	-	-	-
Foreign Corporate Bonds	459,315,060	166,631,264	150,922,570	-	-	-
Bank Loans	443,943,676	130,604,890	-	-	-	-
US Government and Agency Obligations	514,779,128	55,565,055	-	11,036,211	-	164,767,213
Other Short Term Investments	423,369,196	-	-	5,949,374	468,042,013	-
US Corporate Bonds	321,440,496	70,642,342	-	-	-	-
Asset Backed Obligations	351,301,653	74,687,544	-	-	-	-
US Government and Agency Mortgage Backed Obligations	156,397,043	6,183,555	-	51,052,524	-	-
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	79,034,038	37,566,625	43,047,628	-	-	497,031,160

Total Level 2	4,615,644,842	1,095,761,543	193,970,198	68,038,109	468,042,013	661,798,373
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	654,437	30,269,383	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	-	1,038,255	-	-	-	-
Asset Backed Obligations	-	29,613	-	-	-	-

Total Level 3	654,437	31,337,251	-	-	-	-

Total	$5,261,723,898	$1,325,210,181	$197,640,476	$68,978,426	$506,609,809	$687,559,552

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$15,228	$-	$-

Total Level 1	-	-	-	15,228	-	-
Level 2
Total Return Swaps	108,100,233	-	-	-	-	-
Excess Return Swaps	-	-	-	-	(14,292,266)	-
Forward Currency Exchange Contracts	-	-	-	-	-	-

Total Level 2	108,100,233	-	-	-	(14,292,266)	-
Level 3	-	-	-	-	-	-

Total	$108,100,233	$-	$-	$15,228	$(14,292,266)	$-

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Investments in Securities
Level 1
Money Market Funds	$37,424,630	$2,669,208	$3,830,165
Affiliated Mutual Funds	-	-	8,139,624
Exchange Traded Funds and Common Stock	-	-	-

Total Level 1	37,424,630	2,669,208	11,969,789
Level 2
Asset Backed Obligations	227,878,247	-	12,182,265
US Corporate Bonds	142,134,065	65,916,884	7,854,163
Foreign Corporate Bonds	115,542,156	41,159,788	8,035,615
Commercial Paper	-	156,574,275	-
Other Short Term Investments	-	6,727,835	-
Collateralized Loan Obligations	-	-	14,079,862
Non-Agency Residential Collateralized Mortgage Obligations	-	-	12,671,762
Non-Agency Commercial Mortgage Backed Obligations	-	-	6,799,361
US Government and Agency Obligations	-	-	6,338,790
US Government and Agency Mortgage Backed Obligations	-	-	3,040,976
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	-	1,628,810

Total Level 2	485,554,468	270,378,782	72,631,604
Level 3
Foreign Corporate Bonds	10,205,400	-	-
Asset Backed Obligations	6,972,469	-	-

Total Level 3	17,177,869	-	-

Total	$540,156,967	$273,047,990	$84,601,393

Other Financial Instruments
Level 1	$-	$-	$-

Total Level 1	-	-	-
Level 2
Forward Currency Exchange Contracts	-	-	575,379
Total Return Swaps	-	-	(855,145)

Total Level 2	-	-	(279,766)
Level 3	-	-	-

Total	$-	$-	$(279,766)

See the Schedules of Investments for further disaggregation of investment categories.

The following amounts were transferred between Level 2 to Level 1 as of June 30, 2018. Transfers between Level 1 and Level 2 were due to adjustments made to quoted market prices, such as foreign currency translation, to measure the fair value of those instruments.

	Transfers Out of Level 2	Transfers Into Level 1
DoubleLine Core Fixed Income Fund	$(1,970,943)	$1,970,943
DoubleLine Emerging Markets Fixed Income Fund	$3,318,926	$3,318,926
DoubleLine Low Duration Bond Fund	$(1,297,501)	$1,297,501
DoubleLine Shiller Enhanced CAPE®	$(137,842)	$137,842
DoubleLine Flexible Income Fund	$(80,881)	$80,881
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$(369,927)	$369,927

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$32,295,476	$144,754	$(124,554)	$91,478	$44,971	$(672,223)	$-	$(1,510,519)	$30,269,383	$(127,463)
Non-Agency Commercial Mortgage Backed Obligations	1,039,796	-	(9,709)	8,168	-	-	-	-	1,038,255	(9,709)
Asset Backed Obligations	104,160	-	43	-	-	(74,590)	-	-	29,613	43

Total	$33,439,432	$144,754	$(134,220)	$99,646	$44,971	$(746,813)	$-	$(1,510,519)	$31,337,251	$(137,129)

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2018 [3]
Investments in Securities
Foreign Corporate Bonds	$10,382,226	$-	$(176,170)	$(656)	$-	$-	$-	$-	$10,205,400	$(176,170)
Asset Backed Obligations	7,985,600	4,778	(62,231)	-	-	(955,679)	-	-	6,972,469	(62,231)

Total	$18,367,826	$4,778	$(238,401)	$(656)	$-	$(955,679)	$-	$-	$17,177,869	$(238,401)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2018 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$30,269,383	Market Comparables	Market Quotes	$84.50 - $105.17	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	1,038,255	Market Comparables	Yields	10.75%	Increase in yields would result in the decrease in the fair value of the security
Asset Backed Obligations	29,613	Market Comparables	Market Quotes	$100.02	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2018 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,205,400	Market Comparables	Market Quotes	$101.00	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Asset Backed Obligations	6,972,469	Market Comparables	Market Quotes	$98.98	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       8/24/2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       8/24/2018